                                                                               .
                                                                               .
                                                                               .

                               TABLE OF CONTENTS

President's Letter..........................................       3
Performance Summaries.......................................       4

NYLIAC Variable Annuity Separate Account - III
Financial Statements........................................      41
Statement of Assets and Liabilities.........................      42
Statement of Operations.....................................      58
Statement of Changes in Net Assets..........................      66
Notes to Financial Statements...............................      80

MainStay VP Series Fund, Inc.
Chairman's Letter...........................................     M-1
Definition of Indices.......................................     M-2
Portfolio Investment, Performance Comparisons and Portfolio
  Managers' Commentaries....................................     M-4
Balanced Portfolio - Service Class..........................   M-123
Basic Value Portfolio - Initial and Service Class (formerly
  Dreyfus Large Company Value Portfolio - Initial and
  Service Class)............................................   M-132
Bond Portfolio - Initial and Service Class..................   M-140
Capital Appreciation Portfolio - Initial and Service
  Class.....................................................   M-150
Cash Management Portfolio...................................   M-158
Common Stock Portfolio - Initial and Service Class..........   M-165
Convertible Portfolio - Initial and Service Class...........   M-178
Developing Growth Portfolio - Initial and Service Class
  (formerly Lord Abbett Developing Growth Portfolio -
  Initial and Service Class)................................   M-188
Floating Rate Portfolio - Service Class.....................   M-196
Government Portfolio - Initial and Service Class............   M-203
Growth Portfolio - Initial and Service Class (formerly Eagle
  Asset Management Growth Equity Portfolio - Initial and
  Service Class)............................................   M-212
High Yield Corporate Bond Portfolio - Initial and Service
  Class.....................................................   M-220
Income & Growth Portfolio - Initial and Service Class
  (formerly American Century Income & Growth
  Portfolio - Initial and Service Class)....................   M-236
International Equity Portfolio - Initial and Service
  Class.....................................................   M-246
Mid Cap Core Portfolio - Initial and Service Class..........   M-256
Mid Cap Growth Portfolio - Initial and Service Class........   M-268
Mid Cap Value Portfolio - Initial and Service Class.........   M-276
S&P 500 Index Portfolio - Initial and Service Class.........   M-284
Small Cap Growth Portfolio - Initial and Service Class......   M-298
Total Return Portfolio - Initial and Service Class..........   M-306
Value Portfolio - Initial and Service Class.................   M-322
Notes to Financial Statements...............................   M-330
Directors and Officers......................................   M-348

The Semi - Annual Reports for the Portfolios listed below
  follow:
Alger American Small Capitalization - Class O and Class S
  Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series - Class B
Dreyfus IP Technology Growth - Initial Shares and Service
  Shares
Fidelity(R) Variable Insurance Products Fund
  Contrafund(R) - Initial Class and Service Class 2
Fidelity(R) Variable Insurance Products Fund
  Equity-Income - Initial Class and Service Class 2
Fidelity(R) Variable Insurance Products Fund Mid
  Cap - Service Class 2
Janus Aspen Series Balanced - Institutional Shares and
  Service Shares
Janus Aspen Series Worldwide Growth - Institutional Shares
  and Service Shares
MFS(R) Investors Trust Series - Initial Class and Service
  Class
MFS(R) Research Series - Initial Class and Service Class
MFS(R) Utilities Series - Initial Class and Service Class
Neuberger Berman AMT Mid-Cap Growth - Class I and Class S
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio and Portfolio - II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class I and Class
  II
Victory VIF Diversified Stock-Class A Shares

PLEASE SEE THE INDIVIDUAL FUND SEMI-ANNUAL REPORTS FOR ANY APPLICABLE FUND PROSPECTUS SUPPLEMENT(S) THAT MAY HAVE BEEN INCLUDED.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the June 30, 2005 Semi-Annual Report for your New York Life Insurance and Annuity Corporation (NYLIAC) variable annuity and/or variable life insurance policy. This report includes performance information, financial statements, notes and highlights, as well as other pertinent data for each of the Investment Divisions available under your policy. In addition, each portfolio manager also provides a discussion related to portfolio performance within the context of recent market and economic conditions. I encourage you to take some time to review this information with your Registered Representative. Your Registered Representative is a trained professional who can help you evaluate the plans you have in place and determine if any adjustments to your current strategy may help you to meet your financial needs and objectives.

While the Dow Jones Industrial Average(1), the NASDAQ Composite Index(2) and the S&P 500(R)(3) Index posted year-over-year gains at the end of 2004, the equity markets remained generally flat during the first six months of 2005. Among other things, the war on terrorism, record oil prices and the growing federal budget deficit continue to fuel investors' concerns and cloud the economic horizon. In addition, emerging news reports about unethical practices at a handful of companies have only added to the uncertainty.

In today's environment, NYLIAC's heritage of integrity and financial strength are more important than ever. We value your business--and I want you to know that earning and preserving your trust remains our highest priority. You can be certain we will continue to evaluate our products and services and keep them responsive to your needs in these changing times--and that we will remain committed to doing all we can to help you plan for your financial future.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

July 2005

(1) Dow Jones Industrial Average (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price weighted average of 30 actively traded blue chip stocks, primarily industrials, but also includes financial, leisure and other service-oriented firms. An investment cannot be made directly into an index.

(2) NASDAQ Composite Index is an unmanaged market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and includes over 5,000 companies. Each company's security affects the index in proportion to its market value. The market value is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.

(3) S&P 500(R) and Standard & Poor's 500 Composite Price Index(R) are trademarks of the McGraw-Hill Companies, Inc. These products are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. Results assume the reinvestment of all income and capital gains distribution. An investment cannot be made directly into an index.

LIFESTAGES(R) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
 0.69%(4)                                                      1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth -- Service Class                             6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           9.51     12.00       N/A       N/A        18.88
Calvert Social Balanced                                         5.70      6.26     (1.17)     5.84         6.01
Colonial Small Cap Value, Variable Series -- Class B            9.53     13.07     12.80       N/A         4.24
Dreyfus IP Technology Growth -- Service Shares                 (5.03)     4.71       N/A       N/A         3.91
Fidelity(R) VIP Contrafund(R) -- Service Class 2               10.67     10.15      1.26     10.17        16.13
Fidelity(R) VIP Equity-Income -- Service Class 2                4.66      6.52      3.05      7.74        10.84
Fidelity(R) VIP Mid Cap -- Service Class 2                     19.23     15.74      9.14       N/A        21.19
Janus Aspen Series Balanced -- Service Shares                   6.12      4.87     (0.01)      N/A         5.99
Janus Aspen Series Worldwide Growth -- Service Shares           3.32      0.93    (11.16)      N/A         6.68
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         2.83
MainStay VP Basic Value -- Service Class                        5.86      5.48      1.13       N/A        10.18
MainStay VP Bond -- Service Class                               4.63      4.40      5.46      4.70         1.36
MainStay VP Capital Appreciation -- Service Class               1.38      2.28    (10.79)     4.46         6.21
MainStay VP Cash Management -- Current 7-day yield is
 0.69%(4)                                                       0.22     (0.35)     0.75      2.24         2.26
MainStay VP Common Stock -- Service Class                       6.92      5.30     (5.03)     7.80        11.09
MainStay VP Convertible -- Service Class                        3.54      6.42     (0.74)      N/A         6.40
MainStay VP Developing Growth -- Service Class                  1.76      3.82     (4.03)      N/A         9.20
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (0.62)
MainStay VP Government -- Service Class                         4.32      2.92      4.57      4.35         0.32
MainStay VP Growth -- Service Class                            (4.41)    (0.44)   (12.07)      N/A         0.43
MainStay VP High Yield Corporate Bond -- Service Class          8.07     14.29      6.97      8.13        11.57
MainStay VP Income & Growth -- Service Class                    6.21      7.56     (1.79)      N/A        10.30
MainStay VP International Equity -- Service Class              11.72      9.09      0.68      6.00        15.09
MainStay VP Mid Cap Core -- Service Class                      20.06     13.83       N/A       N/A        21.36
MainStay VP Mid Cap Growth -- Service Class                    21.53     11.00       N/A       N/A        22.71
MainStay VP Mid Cap Value -- Service Class                      9.81      7.52       N/A       N/A        15.28
MainStay VP S&P 500 Index(5) -- Service Class                   4.21      6.22     (4.21)     7.82         9.27
MainStay VP Small Cap Growth -- Service Class                   5.92      7.57       N/A       N/A        14.08
MainStay VP Total Return -- Service Class                       5.14      5.13     (3.60)     5.45         6.15
MainStay VP Value -- Service Class                              6.83      4.87      4.61      6.80        12.32
MFS(R) Investors Trust Series -- Service Class                  6.66      5.06     (3.82)      N/A         8.16
MFS(R) Research Series -- Service Class                         9.22      7.00     (6.51)      N/A        11.74
MFS(R) Utilities Series -- Service Class                       30.66     20.74      1.27       N/A        27.58
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.77       N/A       N/A       N/A        12.54
Royce Micro-Cap Portfolio                                       2.90      9.22     14.12       N/A         6.46
Royce Small-Cap Portfolio                                      16.31     12.99     15.81       N/A         7.95
T. Rowe Price Equity Income Portfolio -- II                     7.71      7.18       N/A       N/A        11.36
Van Eck Worldwide Hard Assets                                  38.29     21.28     12.73      6.27         8.71
Van Kampen UIF Emerging Markets Equity -- Class II             31.82       N/A       N/A       N/A        30.70
Victory VIF Diversified Stock -- Class A Shares                 4.63      7.48      0.65       N/A        10.12
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           2.61     10.10       N/A       N/A        16.03
Calvert Social Balanced                                        (0.96)     4.15     (2.07)     5.84         6.01
Colonial Small Cap Value, Variable Series -- Class B            2.63     11.21     12.17       N/A        (2.33)
Dreyfus IP Technology Growth -- Service Shares                (11.02)     2.53       N/A       N/A         0.70
Fidelity(R) VIP Contrafund(R) -- Service Class 2                3.70      8.19      0.33     10.17        13.22
Fidelity(R) VIP Equity-Income -- Service Class 2               (1.93)     4.42      2.14      7.74         7.78
Fidelity(R) VIP Mid Cap -- Service Class 2                     12.23     13.97      8.43       N/A        17.84
Janus Aspen Series Balanced -- Service Shares                  (0.56)     2.71     (0.93)      N/A         2.76
Janus Aspen Series Worldwide Growth -- Service Shares          (3.19)    (1.24)   (11.97)      N/A         3.48
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (3.65)
MainStay VP Basic Value -- Service Class                       (0.81)     3.34      0.21       N/A         7.10
MainStay VP Bond -- Service Class                              (1.96)     2.21      4.64      4.70        (1.77)
MainStay VP Capital Appreciation -- Service Class              (5.00)     0.08    (11.61)     4.46         3.00
MainStay VP Cash Management -- Current 7-day yield is
 0.69%(4)                                                      (6.09)    (2.49)    (0.17)     2.24         2.26
MainStay VP Common Stock -- Service Class                       0.19      3.15     (5.90)     7.80         8.03
MainStay VP Convertible -- Service Class                       (2.98)     4.32     (1.65)      N/A         3.19
MainStay VP Developing Growth -- Service Class                 (4.65)     1.61     (4.91)      N/A         6.04
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (6.88)
MainStay VP Government -- Service Class                        (2.25)     0.72      3.72      4.35        (2.78)
MainStay VP Growth -- Service Class                           (10.43)    (2.58)   (12.88)      N/A        (2.68)
MainStay VP High Yield Corporate Bond -- Service Class          1.26     12.48      6.19      8.13         8.53
MainStay VP Income & Growth -- Service Class                   (0.49)     5.50     (2.69)      N/A         7.15
MainStay VP International Equity -- Service Class               4.72      7.09     (0.25)     6.00        12.15
MainStay VP Mid Cap Core -- Service Class                      13.06     12.01       N/A       N/A        18.59
MainStay VP Mid Cap Growth -- Service Class                    14.53      9.07       N/A       N/A        19.96
MainStay VP Mid Cap Value -- Service Class                      2.89      5.46       N/A       N/A        12.34
MainStay VP S&P 500 Index(5) -- Service Class                  (2.36)     4.11     (5.08)     7.82         6.15
MainStay VP Small Cap Growth -- Service Class                  (0.75)     5.51       N/A       N/A        11.11
MainStay VP Total Return -- Service Class                      (1.49)     2.97     (4.48)     5.45         2.93
MainStay VP Value -- Service Class                              0.10      2.70      3.77      6.80         9.29
MFS(R) Investors Trust Series -- Service Class                 (0.06)     2.90     (4.70)      N/A         4.98
MFS(R) Research Series -- Service Class                         2.34      4.92     (7.37)      N/A         8.67
MFS(R) Utilities Series -- Service Class                       23.66     19.12      0.35       N/A        23.87
Neuberger Berman AMT Mid-Cap Growth -- Class S                  1.91       N/A       N/A       N/A         9.38
Royce Micro-Cap Portfolio                                      (3.58)     7.23     13.52       N/A        (0.25)
Royce Small-Cap Portfolio                                       9.31     11.14     15.25       N/A         1.15
T. Rowe Price Equity Income Portfolio -- II                     0.92      5.11       N/A       N/A         8.31
Van Eck Worldwide Hard Assets                                  31.29     19.67     12.10      6.27         8.71
Van Kampen UIF Emerging Markets Equity -- Class II             24.82       N/A       N/A       N/A        28.13
Victory VIF Diversified Stock -- Class A Shares                (1.96)     5.42     (0.27)      N/A         4.04
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.40%. A POLICY SERVICE FEE, EQUAL TO THE LESS OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $20,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $20,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(4)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Calvert Social Balanced                                         9/2/86       5/1/95
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98       5/1/98
MainStay VP Bond -- Initial Class                              1/23/84       5/1/95
MainStay VP Capital Appreciation -- Initial Class              1/29/93       5/1/95
MainStay VP Cash Management -- Current 7-day yield is
 0.69%(4)                                                      1/29/93       5/1/95
MainStay VP Common Stock -- Initial Class                      1/23/84       5/1/95
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                  5/1/98       5/1/98
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93       5/1/95
MainStay VP Growth -- Initial Class                             5/1/98       5/1/98
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP Income & Growth -- Initial Class                    5/1/98       5/1/98
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93       5/1/95
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93       5/1/95
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       5/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       5/1/98
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94       5/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           9.77     12.28     (9.54)     1.74         0.21
Calvert Social Balanced                                         5.70      6.26     (1.17)     5.84         6.01
Colonial Small Cap Value, Variable Series -- Class B            9.53     13.07     12.80       N/A         4.24
Dreyfus IP Technology Growth -- Initial Shares                 (4.88)     4.97    (19.08)      N/A        (5.22)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 10.95     10.42      1.52     10.44         9.22
Fidelity(R) VIP Equity-Income -- Initial Class                  4.92      6.78      3.30      7.91         6.51
Fidelity(R) VIP Mid Cap -- Service Class 2                     19.23     15.74      9.14       N/A        21.19
Janus Aspen Series Balanced -- Institutional Shares             6.45      5.14      0.24      9.86         8.66
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.60      1.17    (10.91)     7.63         4.46
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         2.83
MainStay VP Basic Value -- Initial Class                        6.13      5.74      1.38       N/A         1.39
MainStay VP Bond -- Initial Class                               4.89      4.66      5.72      4.97         4.93
MainStay VP Capital Appreciation -- Initial Class               1.64      2.53    (10.57)     4.73         5.13
MainStay VP Cash Management -- Current 7-day yield is
 0.69%(4)                                                       0.22     (0.35)     0.75      2.24         2.26
MainStay VP Common Stock -- Initial Class                       7.19      5.56     (4.80)     8.07         8.26
MainStay VP Convertible -- Initial Class                        3.79      6.68     (0.50)      N/A         6.57
MainStay VP Developing Growth -- Initial Class                  2.02      4.08     (3.79)      N/A        (2.12)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (0.62)
MainStay VP Government -- Initial Class                         4.58      3.18      4.83      4.58         4.59
MainStay VP Growth -- Initial Class                            (4.17)    (0.20)   (11.85)      N/A         1.77
MainStay VP High Yield Corporate Bond -- Initial Class          8.34     14.56      7.22      8.39         8.39
MainStay VP Income & Growth -- Initial Class                    6.47      7.81     (1.55)      N/A         1.53
MainStay VP International Equity -- Initial Class              12.00      9.36      0.92      6.26         5.93
MainStay VP Mid Cap Core -- Initial Class                      20.36     14.12       N/A       N/A         8.06
MainStay VP Mid Cap Growth -- Initial Class                    21.83     11.27       N/A       N/A         3.82
MainStay VP Mid Cap Value -- Initial Class                     10.08      7.79       N/A       N/A         5.19
MainStay VP S&P 500 Index(5) -- Initial Class                   4.47      6.48     (3.97)     8.09         8.24
MainStay VP Small Cap Growth -- Initial Class                   6.18      7.83       N/A       N/A         0.89
MainStay VP Total Return -- Initial Class                       5.40      5.38     (3.36)     5.72         6.00
MainStay VP Value -- Initial Class                              7.10      5.13      4.87      7.08         7.19
MFS(R) Investors Trust Series -- Initial Class                  6.95      5.33     (3.58)      N/A        (1.10)
MFS(R) Research Series -- Initial Class                         9.46      7.24     (6.31)      N/A         0.14
MFS(R) Utilities Series -- Service Class                       30.66     20.74      1.27       N/A        27.58
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.77       N/A       N/A       N/A        12.54
Royce Micro-Cap Portfolio                                       2.90      9.22     14.12       N/A         6.46
Royce Small-Cap Portfolio                                      16.31     12.99     15.81       N/A         7.95
T. Rowe Price Equity Income Portfolio                           7.99      7.46      6.53      9.75         4.57
Van Eck Worldwide Hard Assets                                  38.29     21.28     12.73      6.27         8.71
Van Kampen UIF Emerging Markets Equity -- Class I              31.90     18.31     (0.18)      N/A         3.34
Victory VIF Diversified Stock -- Class A Shares                 4.63      7.48      0.65       N/A        10.12
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           2.85     10.40    (10.37)     1.74         0.21
Calvert Social Balanced                                        (0.96)     4.15     (2.07)     5.84         6.01
Colonial Small Cap Value, Variable Series -- Class B            2.63     11.21     12.17       N/A        (2.33)
Dreyfus IP Technology Growth -- Initial Shares                (10.87)     2.81    (19.82)      N/A        (6.53)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  3.96      8.47      0.59     10.44         9.22
Fidelity(R) VIP Equity-Income -- Initial Class                 (1.69)     4.70      2.41      7.91         6.51
Fidelity(R) VIP Mid Cap -- Service Class 2                     12.23     13.97      8.43       N/A        17.84
Janus Aspen Series Balanced -- Institutional Shares            (0.26)     2.98     (0.68)     9.86         8.66
Janus Aspen Series Worldwide Growth -- Institutional Shares    (2.93)    (1.00)   (11.73)     7.63         4.46
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (3.65)
MainStay VP Basic Value -- Initial Class                       (0.56)     3.61      0.45       N/A         1.39
MainStay VP Bond -- Initial Class                              (1.71)     2.48      4.91      4.97         4.93
MainStay VP Capital Appreciation -- Initial Class              (4.77)     0.33    (11.39)     4.73         5.13
MainStay VP Cash Management -- Current 7-day yield is
 0.69%(4)                                                      (6.09)    (2.49)    (0.17)     2.24         2.26
MainStay VP Common Stock -- Initial Class                       0.44      3.42     (5.67)     8.07         8.26
MainStay VP Convertible -- Initial Class                       (2.74)     4.59     (1.41)      N/A         6.57
MainStay VP Developing Growth -- Initial Class                 (4.41)     1.88     (4.67)      N/A        (2.12)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (6.88)
MainStay VP Government -- Initial Class                        (2.01)     0.96      3.98      4.58         4.59
MainStay VP Growth -- Initial Class                           (10.21)    (2.34)   (12.66)      N/A         1.77
MainStay VP High Yield Corporate Bond -- Initial Class          1.51     12.76      6.45      8.39         8.39
MainStay VP Income & Growth -- Initial Class                   (0.24)     5.77     (2.45)      N/A         1.53
MainStay VP International Equity -- Initial Class               5.00      7.37      0.00      6.26         5.93
MainStay VP Mid Cap Core -- Initial Class                      13.36     12.30       N/A       N/A         6.85
MainStay VP Mid Cap Growth -- Initial Class                    14.83      9.35       N/A       N/A         2.45
MainStay VP Mid Cap Value -- Initial Class                      3.14      5.74       N/A       N/A         3.87
MainStay VP S&P 500 Index(5) -- Initial Class                  (2.11)     4.38     (4.85)     8.09         8.24
MainStay VP Small Cap Growth -- Initial Class                  (0.51)     5.79       N/A       N/A        (0.50)
MainStay VP Total Return -- Initial Class                      (1.24)     3.24     (4.24)     5.72         6.00
MainStay VP Value -- Initial Class                              0.35      2.97      4.03      7.08         7.19
MFS(R) Investors Trust Series -- Initial Class                  0.21      3.18     (4.46)      N/A        (1.10)
MFS(R) Research Series -- Initial Class                         2.56      5.17     (7.17)      N/A         0.14
MFS(R) Utilities Series -- Service Class                       23.66     19.12      0.35       N/A        23.87
Neuberger Berman AMT Mid-Cap Growth -- Class S                  1.91       N/A       N/A       N/A         9.38
Royce Micro-Cap Portfolio                                      (3.58)     7.23     13.52       N/A        (0.25)
Royce Small-Cap Portfolio                                       9.31     11.14     15.25       N/A         1.15
T. Rowe Price Equity Income Portfolio                           1.18      5.41      5.74      9.75         4.57
Van Eck Worldwide Hard Assets                                  31.29     19.67     12.10      6.27         8.71
Van Kampen UIF Emerging Markets Equity -- Class I              24.90     16.62     (1.10)      N/A         3.34
Victory VIF Diversified Stock -- Class A Shares                (1.96)     5.42     (0.27)      N/A         4.04
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.40%. A POLICY SERVICE FEE, EQUAL TO THE LESS OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $20,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $20,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

(1) Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy has been available during the periods shown.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth -- Class S which were added on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added on November 15, 2004 and MainStay VP Floating
Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005.

Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is only available for sale in Oregon.

SMRU # 00309727 CV

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  0.69%(4)                                                     1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth -- Service Class                             6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           9.51     12.00       N/A       N/A        18.88
Calvert Social Balanced                                         5.70      6.26     (1.17)     5.84         6.01
Colonial Small Cap Value, Variable Series -- Class B            9.53     13.07     12.80       N/A         4.24
Dreyfus IP Technology Growth -- Service Shares                 (5.03)     4.71       N/A       N/A         3.91
Fidelity(R) VIP Contrafund(R) -- Service Class 2               10.67     10.15      1.26     10.17        16.13
Fidelity(R) VIP Equity-Income -- Service Class 2                4.66      6.52      3.05      7.74        10.84
Fidelity(R) VIP Mid Cap -- Service Class 2                     19.23     15.74      9.14       N/A        21.19
Janus Aspen Series Balanced -- Service Shares                   6.12      4.87     (0.01)      N/A         5.99
Janus Aspen Series Worldwide Growth -- Service Shares           3.32      0.93    (11.16)      N/A         6.68
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         2.83
MainStay VP Basic Value -- Service Class                        5.86      5.48      1.13       N/A        10.18
MainStay VP Bond -- Service Class                               4.63      4.40      5.46      4.70         1.36
MainStay VP Capital Appreciation -- Service Class               1.38      2.28    (10.79)     4.46         6.21
MainStay VP Cash Management -- Current 7-day yield is
  0.69%(4)                                                      0.22     (0.35)     0.75      2.24         2.26
MainStay VP Common Stock -- Service Class                       6.92      5.30     (5.03)     7.80        11.09
MainStay VP Convertible -- Service Class                        3.54      6.42     (0.74)      N/A         6.40
MainStay VP Developing Growth -- Service Class                  1.76      3.82     (4.03)      N/A         9.20
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (0.62)
MainStay VP Government -- Service Class                         4.32      2.92      4.57      4.35         0.32
MainStay VP Growth -- Service Class                            (4.41)    (0.44)   (12.07)      N/A         0.43
MainStay VP High Yield Corporate Bond -- Service Class          8.07     14.29      6.97      8.13        11.57
MainStay VP Income & Growth -- Service Class                    6.21      7.56     (1.79)      N/A        10.30
MainStay VP International Equity -- Service Class              11.72      9.09      0.68      6.00        15.09
MainStay VP Mid Cap Core -- Service Class                      20.06     13.83       N/A       N/A        21.36
MainStay VP Mid Cap Growth -- Service Class                    21.53     11.00       N/A       N/A        22.71
MainStay VP Mid Cap Value -- Service Class                      9.81      7.52       N/A       N/A        15.28
MainStay VP S&P 500 Index(5) -- Service Class                   4.21      6.22     (4.21)     7.82         9.27
MainStay VP Small Cap Growth -- Service Class                   5.92      7.57       N/A       N/A        14.08
MainStay VP Total Return -- Service Class                       5.14      5.13     (3.60)     5.45         6.15
MainStay VP Value -- Service Class                              6.83      4.87      4.61      6.80        12.32
MFS(R) Investors Trust Series -- Service Class                  6.66      5.06     (3.82)      N/A         8.16
MFS(R) Research Series -- Service Class                         9.22      7.00     (6.51)      N/A        11.74
MFS(R) Utilities Series -- Service Class                       30.66     20.74      1.27       N/A        27.58
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.77       N/A       N/A       N/A        12.54
Royce Micro-Cap Portfolio                                       2.90      9.22     14.12       N/A         6.46
Royce Small-Cap Portfolio                                      16.31     12.99     15.81       N/A         7.95
T. Rowe Price Equity Income Portfolio -- II                     7.71      7.18       N/A       N/A        11.36
Van Eck Worldwide Hard Assets                                  38.29     21.28     12.73      6.27         8.71
Van Kampen UIF Emerging Markets Equity -- Class II             31.82       N/A       N/A       N/A        30.70
Victory VIF Diversified Stock -- Class A Shares                 4.63      7.48      0.65       N/A        10.12
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           2.61      9.69       N/A       N/A        15.41
Calvert Social Balanced                                        (0.96)     3.98     (2.07)     5.84         6.01
Colonial Small Cap Value, Variable Series -- Class B            2.63     10.81     11.76       N/A        (2.33)
Dreyfus IP Technology Growth -- Service Shares                (11.02)     2.46       N/A       N/A         0.70
Fidelity(R) VIP Contrafund(R) -- Service Class 2                3.70      7.78      0.33     10.17        12.59
Fidelity(R) VIP Equity-Income -- Service Class 2               (1.93)     4.23      2.10      7.74         7.42
Fidelity(R) VIP Mid Cap -- Service Class 2                     11.72     13.59      8.14       N/A        17.11
Janus Aspen Series Balanced -- Service Shares                  (0.56)     2.62     (0.93)      N/A         2.71
Janus Aspen Series Worldwide Growth -- Service Shares          (3.19)    (1.24)   (11.97)      N/A         3.39
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (3.65)
MainStay VP Basic Value -- Service Class                       (0.81)     3.22      0.21       N/A         6.78
MainStay VP Bond -- Service Class                              (1.96)     2.16      4.49      4.70        (1.77)
MainStay VP Capital Appreciation -- Service Class              (5.00)     0.08    (11.61)     4.46         2.93
MainStay VP Cash Management -- Current 7-day yield is
  0.69%(4)                                                     (6.09)    (2.49)    (0.17)     2.24         2.26
MainStay VP Common Stock -- Service Class                       0.19      3.04     (5.90)     7.80         7.66
MainStay VP Convertible -- Service Class                       (2.98)     4.14     (1.65)      N/A         3.11
MainStay VP Developing Growth -- Service Class                 (4.65)     1.59     (4.91)      N/A         5.79
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (6.88)
MainStay VP Government -- Service Class                        (2.25)     0.72      3.61      4.35        (2.78)
MainStay VP Growth -- Service Class                           (10.43)    (2.58)   (12.88)      N/A        (2.68)
MainStay VP High Yield Corporate Bond -- Service Class          1.26     12.08      5.99      8.13         8.13
MainStay VP Income & Growth -- Service Class                   (0.49)     5.25     (2.69)      N/A         6.83
MainStay VP International Equity -- Service Class               4.68      6.75     (0.25)     6.00        11.53
MainStay VP Mid Cap Core -- Service Class                      12.50     11.61       N/A       N/A        17.99
MainStay VP Mid Cap Growth -- Service Class                    13.87      8.65       N/A       N/A        19.37
MainStay VP Mid Cap Value -- Service Class                      2.89      5.21       N/A       N/A        11.72
MainStay VP S&P 500 Index(5) -- Service Class                  (2.36)     3.94     (5.08)     7.82         5.89
MainStay VP Small Cap Growth -- Service Class                  (0.75)     5.26       N/A       N/A        10.55
MainStay VP Total Return -- Service Class                      (1.49)     2.87     (4.48)     5.45         2.87
MainStay VP Value -- Service Class                              0.10      2.62      3.66      6.80         8.85
MFS(R) Investors Trust Series -- Service Class                 (0.06)     2.80     (4.70)      N/A         4.79
MFS(R) Research Series -- Service Class                         2.34      4.70     (7.37)      N/A         8.26
MFS(R) Utilities Series -- Service Class                       22.42     18.76      0.35       N/A        23.07
Neuberger Berman AMT Mid-Cap Growth -- Class S                  1.91       N/A       N/A       N/A         8.93
Royce Micro-Cap Portfolio                                      (3.58)     6.87     13.10       N/A        (0.25)
Royce Small-Cap Portfolio                                       8.98     10.73     14.85       N/A         1.15
T. Rowe Price Equity Income Portfolio -- II                     0.92      4.88       N/A       N/A         7.92
Van Eck Worldwide Hard Assets                                  29.79     19.32     11.70      6.27         8.43
Van Kampen UIF Emerging Markets Equity -- Class II             23.51       N/A       N/A       N/A        27.58
Victory VIF Diversified Stock -- Class A Shares                (1.96)     5.17     (0.27)      N/A         4.01
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.40%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $20,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $20,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(4)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Calvert Social Balanced                                         9/2/86       5/1/95
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98       5/1/98
MainStay VP Bond -- Initial Class                              1/23/84       5/1/95
MainStay VP Capital Appreciation -- Initial Class              1/29/93       5/1/95
MainStay VP Cash Management -- Current 7-day yield is
  0.69%(4)                                                     1/29/93       5/1/95
MainStay VP Common Stock -- Initial Class                      1/23/84       5/1/95
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                  5/1/98       5/1/98
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93       5/1/95
MainStay VP Growth -- Initial Class                             5/1/98       5/1/98
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP Income & Growth -- Initial Class                    5/1/98       5/1/98
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93       5/1/95
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93       5/1/95
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       5/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       5/1/98
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94       5/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           9.77     12.28     (9.54)     1.74         0.21
Calvert Social Balanced                                         5.70      6.26     (1.17)     5.84         6.01
Colonial Small Cap Value, Variable Series -- Class B            9.53     13.07     12.80       N/A         4.24
Dreyfus IP Technology Growth -- Initial Shares                 (4.88)     4.97    (19.08)      N/A        (5.22)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 10.95     10.42      1.52     10.44         9.22
Fidelity(R) VIP Equity-Income -- Initial Class                  4.92      6.78      3.30      7.91         6.51
Fidelity(R) VIP Mid Cap -- Service Class 2                     19.23     15.74      9.14       N/A        21.19
Janus Aspen Series Balanced -- Institutional Shares             6.45      5.14      0.24      9.86         8.66
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.60      1.17    (10.91)     7.63         4.46
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         2.83
MainStay VP Basic Value -- Initial Class                        6.13      5.74      1.38       N/A         1.39
MainStay VP Bond -- Initial Class                               4.89      4.66      5.72      4.97         4.93
MainStay VP Capital Appreciation -- Initial Class               1.64      2.53    (10.57)     4.73         5.13
MainStay VP Cash Management -- Current 7-day yield is
  0.69%(4)                                                      0.22     (0.35)     0.75      2.24         2.26
MainStay VP Common Stock -- Initial Class                       7.19      5.56     (4.80)     8.07         8.26
MainStay VP Convertible -- Initial Class                        3.79      6.68     (0.50)      N/A         6.57
MainStay VP Developing Growth -- Initial Class                  2.02      4.08     (3.79)      N/A        (2.12)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (0.62)
MainStay VP Government -- Initial Class                         4.58      3.18      4.83      4.58         4.59
MainStay VP Growth -- Initial Class                            (4.17)    (0.20)   (11.85)      N/A         1.77
MainStay VP High Yield Corporate Bond -- Initial Class          8.34     14.56      7.22      8.39         8.39
MainStay VP Income & Growth -- Initial Class                    6.47      7.81     (1.55)      N/A         1.53
MainStay VP International Equity -- Initial Class              12.00      9.36      0.92      6.26         5.93
MainStay VP Mid Cap Core -- Initial Class                      20.36     14.12       N/A       N/A         8.06
MainStay VP Mid Cap Growth -- Initial Class                    21.83     11.27       N/A       N/A         3.82
MainStay VP Mid Cap Value -- Initial Class                     10.08      7.79       N/A       N/A         5.19
MainStay VP S&P 500 Index(5) -- Initial Class                   4.47      6.48     (3.97)     8.09         8.24
MainStay VP Small Cap Growth -- Initial Class                   6.18      7.83       N/A       N/A         0.89
MainStay VP Total Return -- Initial Class                       5.40      5.38     (3.36)     5.72         6.00
MainStay VP Value -- Initial Class                              7.10      5.13      4.87      7.08         7.19
MFS(R) Investors Trust Series -- Initial Class                  6.95      5.33     (3.58)      N/A        (1.10)
MFS(R) Research Series -- Initial Class                         9.46      7.24     (6.31)      N/A         0.14
MFS(R) Utilities Series -- Service Class                       30.66     20.74      1.27       N/A        27.58
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.77       N/A       N/A       N/A        12.54
Royce Micro-Cap Portfolio                                       2.90      9.22     14.12       N/A         6.46
Royce Small-Cap Portfolio                                      16.31     12.99     15.81       N/A         7.95
T. Rowe Price Equity Income Portfolio                           7.99      7.46      6.53      9.75         4.57
Van Eck Worldwide Hard Assets                                  38.29     21.28     12.73      6.27         8.71
Van Kampen UIF Emerging Markets Equity -- Class I              31.90     18.31     (0.18)      N/A         3.34
Victory VIF Diversified Stock -- Class A Shares                 4.63      7.48      0.65       N/A        10.12
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           2.85      9.99    (10.37)     1.74         0.11
Calvert Social Balanced                                        (0.96)     3.98     (2.07)     5.84         6.01
Colonial Small Cap Value, Variable Series -- Class B            2.63     10.81     11.76       N/A        (2.33)
Dreyfus IP Technology Growth -- Initial Shares                (10.87)     2.72    (19.82)      N/A        (6.53)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  3.96      8.05      0.59     10.44         9.11
Fidelity(R) VIP Equity-Income -- Initial Class                 (1.69)     4.49      2.36      7.91         6.40
Fidelity(R) VIP Mid Cap -- Service Class 2                     11.72     13.59      8.14       N/A        17.11
Janus Aspen Series Balanced -- Institutional Shares            (0.26)     2.88     (0.68)     9.86         8.55
Janus Aspen Series Worldwide Growth -- Institutional Shares    (2.93)    (1.00)   (11.73)     7.63         4.35
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (3.65)
MainStay VP Basic Value -- Initial Class                       (0.56)     3.47      0.45       N/A         1.13
MainStay VP Bond -- Initial Class                              (1.71)     2.41      4.75      4.97         4.93
MainStay VP Capital Appreciation -- Initial Class              (4.77)     0.33    (11.39)     4.73         5.13
MainStay VP Cash Management -- Current 7-day yield is
  0.69%(4)                                                     (6.09)    (2.49)    (0.17)     2.24         2.26
MainStay VP Common Stock -- Initial Class                       0.44      3.29     (5.67)     8.07         8.26
MainStay VP Convertible -- Initial Class                       (2.74)     4.39     (1.41)      N/A         6.46
MainStay VP Developing Growth -- Initial Class                 (4.41)     1.84     (4.67)      N/A        (2.36)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (6.88)
MainStay VP Government -- Initial Class                        (2.01)     0.96      3.87      4.58         4.59
MainStay VP Growth -- Initial Class                           (10.21)    (2.34)   (12.66)      N/A         1.52
MainStay VP High Yield Corporate Bond -- Initial Class          1.51     12.36      6.23      8.39         8.39
MainStay VP Income & Growth -- Initial Class                   (0.24)     5.50     (2.45)      N/A         1.27
MainStay VP International Equity -- Initial Class               4.94      7.01      0.00      6.26         5.93
MainStay VP Mid Cap Core -- Initial Class                      12.78     11.90       N/A       N/A         6.57
MainStay VP Mid Cap Growth -- Initial Class                    14.16      8.93       N/A       N/A         2.39
MainStay VP Mid Cap Value -- Initial Class                      3.14      5.47       N/A       N/A         3.74
MainStay VP S&P 500 Index(5) -- Initial Class                  (2.11)     4.19     (4.85)     8.09         8.24
MainStay VP Small Cap Growth -- Initial Class                  (0.51)     5.52       N/A       N/A        (0.50)
MainStay VP Total Return -- Initial Class                      (1.24)     3.12     (4.24)     5.72         6.00
MainStay VP Value -- Initial Class                              0.35      2.87      3.91      7.08         7.19
MFS(R) Investors Trust Series -- Initial Class                  0.21      3.07     (4.46)      N/A        (1.35)
MFS(R) Research Series -- Initial Class                         2.56      4.94     (7.17)      N/A        (0.11)
MFS(R) Utilities Series -- Service Class                       22.42     18.76      0.35       N/A        23.07
Neuberger Berman AMT Mid-Cap Growth -- Class S                  1.91       N/A       N/A       N/A         8.93
Royce Micro-Cap Portfolio                                      (3.58)     6.87     13.10       N/A        (0.25)
Royce Small-Cap Portfolio                                       8.98     10.73     14.85       N/A         1.15
T. Rowe Price Equity Income Portfolio                           1.18      5.16      5.55      9.75         4.30
Van Eck Worldwide Hard Assets                                  29.79     19.32     11.70      6.27         8.43
Van Kampen UIF Emerging Markets Equity -- Class I              23.59     16.25     (1.10)      N/A         3.23
Victory VIF Diversified Stock -- Class A Shares                (1.96)     5.17     (0.27)      N/A         4.01
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.40%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $20,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $20,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

(1) This version of the LifeStages(R) Flexible Premium Variable Annuity was first offered on October 1, 1999. Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy has been available during the periods shown.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth -- Class S which were added on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added on November 15, 2004 and MainStay VP Floating
Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005.

Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 00309727 CV

LIFESTAGES(R) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED NOVEMBER 15, 2004 AND AFTER            INCEPTION   INCEPTION       1         3         5        10
INVESTMENT DIVISIONS                                            DATE       DATE(1)     YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)
Alger American Small Capitalization -- Class S Shares           5/1/02     11/15/04      9.35     11.83       N/A       N/A
Calvert Social Balanced                                         9/2/86     11/15/04      5.54      6.10     (1.32)     5.68
Colonial Small Cap Value, Variable Series, Class B              6/1/00     11/15/04      9.37     12.90     12.63       N/A
Dreyfus IP Technology Growth -- Service Shares                12/29/00     11/15/04     (5.18)     4.55       N/A       N/A
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00     11/15/04     10.51      9.98      1.11     10.01
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00     11/15/04      4.51      6.36      2.89      7.58
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00     11/15/04     19.05     15.57      8.98       N/A
Janus Aspen Series Balanced -- Service Shares                 12/31/99     11/15/04      5.96      4.72     (0.16)      N/A
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99     11/15/04      3.16      0.78    (11.29)      N/A
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05       N/A       N/A       N/A       N/A
MainStay VP Basic Value -- Service Class                        6/2/03     11/15/04      5.71      5.32      0.98       N/A
MainStay VP Bond -- Service Class                               6/2/03     11/15/04      4.48      4.24      5.30      4.54
MainStay VP Capital Appreciation -- Service Class               6/2/03     11/15/04      1.23      2.12    (10.93)     4.30
MainStay VP Cash Management -- Current 7-day yield is
 0.62%(3)                                                      1/29/03     11/15/04      0.07     (0.50)     0.60      2.08
MainStay VP Common Stock -- Service Class                       6/2/03     11/15/04      6.76      5.14     (5.18)     7.64
MainStay VP Convertible -- Service Class                        6/2/03     11/15/04      3.38      6.26     (0.88)      N/A
MainStay VP Developing Growth -- Service Class                  6/2/03     11/15/04      1.61      3.66     (4.18)      N/A
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05       N/A       N/A       N/A       N/A
MainStay VP Government -- Service Class                         6/2/03     11/15/04      4.17      2.77      4.41      4.16
MainStay VP Growth  -- Service Class                            6/2/03     11/15/04     (4.55)    (0.59)   (12.20)      N/A
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03     11/15/04      7.91     14.12      6.81      7.97
MainStay VP Income & Growth -- Service Class                    6/2/03     11/15/04      6.05      7.40     (1.93)      N/A
MainStay VP International Equity -- Service Class               6/2/03     11/15/04     11.55      8.93      0.52      5.84
MainStay VP Mid Cap Core -- Service Class                       6/2/03     11/15/04     19.88     13.66       N/A       N/A
MainStay VP Mid Cap Growth -- Service Class                     6/2/03     11/15/04     21.35     10.83       N/A       N/A
MainStay VP Mid Cap Value -- Service Class                      6/2/03     11/15/04      9.64      7.36       N/A       N/A
MainStay VP S&P 500 Index(4) -- Service Class                   6/2/03     11/15/04      4.05      6.06     (4.35)     7.66
MainStay VP Small Cap Growth -- Service Class                   6/2/03     11/15/04      5.76      7.41       N/A       N/A
MainStay VP Total Return -- Service Class                       6/2/03     11/15/04      4.98      4.97     (3.74)     5.29
MainStay VP Value -- Service Class                              6/2/03     11/15/04      6.67      4.71      4.46      6.64
MFS(R) Investors Trust Series -- Service Class                  5/1/00     11/15/04      6.50      4.90     (3.96)      N/A
MFS(R) Research Series -- Service Class                         5/1/00     11/15/04      9.05      6.84     (6.65)      N/A
MFS(R) Utilities Series -- Service Class                        5/1/00     11/15/04     30.46     20.56      1.12       N/A
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03     11/15/04      8.60       N/A       N/A       N/A
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05      2.75      9.05     13.95       N/A
Royce Small-Cap Portfolio                                     12/27/96       5/1/05     16.14     12.83     15.64       N/A
T. Rowe Price Equity Income Portfolio -- II                    4/30/02     11/15/04      7.55      7.02       N/A       N/A
Van Eck Worldwide Hard Assets                                   9/1/89     11/15/04     38.08     21.10     12.56      6.11
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03     11/15/04     31.62       N/A       N/A       N/A
Victory VIF Diversified Stock -- Class A Shares                 7/1/99     11/15/04      4.27      7.10      0.30       N/A
----------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                 SINCE
                                                               INVESTMENT
FOR POLICIES PURCHASED NOVEMBER 15, 2004 AND AFTER              DIVISION
INVESTMENT DIVISIONS                                          INCEPTION(2)
Alger American Small Capitalization -- Class S Shares              6.67
Calvert Social Balanced                                           (1.32)
Colonial Small Cap Value, Variable Series, Class B                 0.74
Dreyfus IP Technology Growth -- Service Shares                     0.44
Fidelity(R) VIP Contrafund(R) -- Service Class 2                   5.34
Fidelity(R) VIP Equity-Income -- Service Class 2                  (0.61)
Fidelity(R) VIP Mid Cap -- Service Class 2                        16.61
Janus Aspen Series Balanced -- Service Shares                      2.67
Janus Aspen Series Worldwide Growth -- Service Shares             (3.52)
MainStay VP Balanced -- Service Class                              2.48
MainStay VP Basic Value -- Service Class                           0.09
MainStay VP Bond -- Service Class                                  1.51
MainStay VP Capital Appreciation -- Service Class                  2.25
MainStay VP Cash Management -- Current 7-day yield is
 0.62%(3)                                                          0.65
MainStay VP Common Stock -- Service Class                         (0.42)
MainStay VP Convertible -- Service Class                           0.07
MainStay VP Developing Growth -- Service Class                    (1.12)
MainStay VP Floating Rate -- Service Class                        (0.10)
MainStay VP Government -- Service Class                            1.64
MainStay VP Growth  -- Service Class                               4.29
MainStay VP High Yield Corporate Bond -- Service Class             0.90
MainStay VP Income & Growth -- Service Class                       0.86
MainStay VP International Equity -- Service Class                  0.64
MainStay VP Mid Cap Core -- Service Class                          7.24
MainStay VP Mid Cap Growth -- Service Class                        7.44
MainStay VP Mid Cap Value -- Service Class                         3.04
MainStay VP S&P 500 Index(4) -- Service Class                      0.61
MainStay VP Small Cap Growth -- Service Class                      2.68
MainStay VP Total Return -- Service Class                          1.80
MainStay VP Value -- Service Class                                 2.71
MFS(R) Investors Trust Series -- Service Class                     0.48
MFS(R) Research Series -- Service Class                            1.58
MFS(R) Utilities Series -- Service Class                          31.91
Neuberger Berman AMT Mid-Cap Growth -- Class S                     8.13
Royce Micro-Cap Portfolio                                          7.50
Royce Small-Cap Portfolio                                          2.19
T. Rowe Price Equity Income Portfolio -- II                        1.94
Van Eck Worldwide Hard Assets                                     12.94
Van Kampen UIF Emerging Markets Equity -- Class II                11.65
Victory VIF Diversified Stock -- Class A Shares                   (0.70)
----------------------------------------------------------------------------------------------------------------------------
                                                                Negative
                                                                numbers
                                                               appear in
                                                              parentheses.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.55%. A POLICY SERVICE FEE, EQUAL TO $40 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $50,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $50,000.00.

NO CONTINGENT DEFERRED SALES CHARGES ARE ASSESSED UNDER THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004             INCEPTION   INCEPTION       1         3         5        10
INVESTMENT DIVISIONS                                            DATE       DATE(1)     YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      3/13/00      9.61     12.11     (9.68)     1.59
Calvert Social Balanced                                         9/2/86      3/13/00      5.54      6.10     (1.32)     5.68
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04      9.37     12.90     12.63       N/A
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      3/13/00     (5.02)     4.82    (19.20)      N/A
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      3/13/00     10.78     10.25      1.37     10.28
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      3/13/00      4.76      6.62      3.15      7.75
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03     19.05     15.57      8.98       N/A
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      3/13/00      6.29      4.98      0.09      9.70
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      3/13/00      3.44      1.02    (11.04)     7.47
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05       N/A       N/A       N/A       N/A
MainStay VP Basic Value -- Initial Class                        5/1/98      3/13/00      5.97      5.58      1.23       N/A
MainStay VP Bond -- Initial Class                              1/23/84      3/13/00      4.74      4.50      5.56      4.81
MainStay VP Capital Appreciation -- Initial Class              1/29/93      3/13/00      1.49      2.37    (10.70)     4.58
MainStay VP Cash Management -- Current 7-day yield is
 0.62%(3)                                                      1/29/93      3/13/00      0.07     (0.50)     0.60      2.08
MainStay VP Common Stock -- Initial Class                      1/23/84      3/13/00      7.03      5.40     (4.94)     7.91
MainStay VP Convertible -- Initial Class                       10/1/96      3/13/00      3.64      6.52     (0.65)      N/A
MainStay VP Developing Growth -- Initial Class                  5/1/98      3/13/00      1.86      3.92     (3.94)      N/A
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05       N/A       N/A       N/A       N/A
MainStay VP Government -- Initial Class                        1/29/93      3/13/00      4.43      3.02      4.67      4.42
MainStay VP Growth -- Initial Class                             5/1/98      3/13/00     (4.31)    (0.35)   (11.98)      N/A
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      3/13/00      8.18     14.39      7.06      8.23
MainStay VP Income & Growth -- Initial Class                    5/1/98      3/13/00      6.31      7.65     (1.70)      N/A
MainStay VP International Equity -- Initial Class               5/1/95      3/13/00     11.83      9.19      0.77      6.11
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01     20.18     13.95       N/A       N/A
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01     21.65     11.10       N/A       N/A
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01      9.91      7.62       N/A       N/A
MainStay VP S&P 500 Index(4) -- Initial Class                  1/29/93      3/13/00      4.31      6.32     (4.12)     7.93
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01      6.02      7.67       N/A       N/A
MainStay VP Total Return -- Initial Class                      1/29/93      3/13/00      5.24      5.22     (3.50)     5.57
MainStay VP Value -- Initial Class                              5/1/95      3/13/00      6.94      4.97      4.71      6.92
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      3/13/00      6.79      5.17     (3.73)      N/A
MFS(R) Research Series -- Initial Class                        7/26/95      3/13/00      9.29      7.08     (6.45)      N/A
MFS(R) Utilities Series -- Service Class                        5/1/00       5/1/04     30.46     20.56      1.12       N/A
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       5/1/04      8.60       N/A       N/A       N/A
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05      2.75      9.05     13.95       N/A
Royce Small-Cap Portfolio                                     12/27/96       5/1/05     16.14     12.83     15.64       N/A
T. Rowe Price Equity Income Portfolio                          3/31/94      3/13/00      7.83      7.30      6.37      9.59
Van Eck Worldwide Hard Assets                                   9/1/89      3/13/00     38.08     21.10     12.56      6.11
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      3/13/00     31.70     18.13     (0.34)      N/A
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04      4.27      7.10      0.30       N/A
----------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                 SINCE
                                                               INVESTMENT
FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004               DIVISION
INVESTMENT DIVISIONS                                          INCEPTION(2)
Alger American Small Capitalization -- Class O Shares             (6.43)
Calvert Social Balanced                                           (1.32)
Colonial Small Cap Value, Variable Series -- Class B               0.74
Dreyfus IP Technology Growth -- Initial Shares                    (0.46)
Fidelity(R) VIP Contrafund(R) -- Initial Class                     2.46
Fidelity(R) VIP Equity-Income -- Initial Class                     2.36
Fidelity(R) VIP Mid Cap -- Service Class 2                        16.61
Janus Aspen Series Balanced -- Institutional Shares                1.30
Janus Aspen Series Worldwide Growth -- Institutional Shares       (8.86)
MainStay VP Balanced -- Service Class                              2.48
MainStay VP Basic Value -- Initial Class                           0.41
MainStay VP Bond -- Initial Class                                  5.64
MainStay VP Capital Appreciation -- Initial Class                 (8.88)
MainStay VP Cash Management -- Current 7-day yield is
 0.62%(3)                                                          0.65
MainStay VP Common Stock -- Initial Class                         (4.89)
MainStay VP Convertible -- Initial Class                          (0.32)
MainStay VP Developing Growth -- Initial Class                    (3.97)
MainStay VP Floating Rate -- Service Class                        (0.10)
MainStay VP Government -- Initial Class                            4.59
MainStay VP Growth -- Initial Class                               (8.56)
MainStay VP High Yield Corporate Bond -- Initial Class             7.26
MainStay VP Income & Growth -- Initial Class                      (1.65)
MainStay VP International Equity -- Initial Class                  1.76
MainStay VP Mid Cap Core -- Initial Class                         12.18
MainStay VP Mid Cap Growth -- Initial Class                       11.00
MainStay VP Mid Cap Value -- Initial Class                         4.99
MainStay VP S&P 500 Index(4) -- Initial Class                     (3.33)
MainStay VP Small Cap Growth -- Initial Class                      1.52
MainStay VP Total Return -- Initial Class                         (3.71)
MainStay VP Value -- Initial Class                                 3.23
MFS(R) Investors Trust Series -- Initial Class                    (3.91)
MFS(R) Research Series -- Initial Class                           (6.43)
MFS(R) Utilities Series -- Service Class                          31.91
Neuberger Berman AMT Mid-Cap Growth -- Class S                     8.13
Royce Micro-Cap Portfolio                                          7.50
Royce Small-Cap Portfolio                                          2.19
T. Rowe Price Equity Income Portfolio                              5.47
Van Eck Worldwide Hard Assets                                     12.94
Van Kampen UIF Emerging Markets Equity -- Class I                 (0.85)
Victory VIF Diversified Stock -- Class A Shares                   (0.70)
----------------------------------------------------------------------------------------------------------------------------
                                                                Negative
                                                                numbers
                                                               appear in
                                                              parentheses.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.55%. A POLICY SERVICE FEE, EQUAL TO $40 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $50,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $50,000.00.


NO CONTINGENT DEFERRED SALES CHARGES ARE ASSESSED UNDER THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

(1) The LifeStages(R) Access Variable Annuity was re-introduced for new sales on November 15, 2004. Policies issued before this date do not allow additional premium payments to be made. These policyholders can continue to reallocate their current premiums within the LifeStages(R) Access Variable Annuity and existing policies will continue to be serviced. Certain Portfolios and Investment Divisions existed prior to this date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Access Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER NOVEMBER 15, 2004, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap
Growth -- Class S which were added on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added on November 15, 2004 and MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005.

Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(3) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(4) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 00309727 CV

LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

                                                                         INVESTMENT
                                                             PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                           DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares          5/1/02       6/2/03
Calvert Social Balanced                                        9/2/86       6/2/03
Colonial Small Cap Value, Variable Series -- Class B           6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares               12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2              1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2              1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                    1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares        12/31/99       6/2/03
MainStay VP Balanced -- Service Class                          5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                       6/2/03       6/2/03
MainStay VP Bond -- Service Class                              6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class              6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
 0.58%(4)                                                      6/2/03       6/2/03
MainStay VP Common Stock -- Service Class                      6/2/03       6/2/03
MainStay VP Convertible -- Service Class                       6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                 6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                     5/1/05       5/1/05
MainStay VP Government -- Service Class                        6/2/03       6/2/03
MainStay VP Growth -- Service Class                            6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class         6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                   6/2/03       6/2/03
MainStay VP International Equity -- Service Class              6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                    6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                     6/2/03       6/2/03
MainStay VP S&P 500 Index(5) -- Service Class                  6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Total Return -- Service Class                      6/2/03       6/2/03
MainStay VP Value -- Service Class                             6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                 5/1/00       6/2/03
MFS(R) Research Series -- Service Class                        5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                       5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                2/18/03       6/2/03
Royce Micro-Cap Portfolio                                    12/27/96       5/1/05
Royce Small-Cap Portfolio                                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                   4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                  9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II            1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                7/1/99       5/1/04
-----------------------------------------------------------------------------------
                                                                Negative numbers
                                                             appear in parentheses.

                                                                   ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          9.30     11.77       N/A      N/A         18.63
Calvert Social Balanced                                        5.49      6.04     (1.37)    5.63         (1.97)
Colonial Small Cap Value, Variable Series -- Class B           9.32     12.84     12.57      N/A          3.74
Dreyfus IP Technology Growth -- Service Shares                (5.22)     4.50       N/A      N/A          3.36
Fidelity(R) VIP Contrafund(R) -- Service Class 2              10.45      9.93      1.06     9.96         15.50
Fidelity(R) VIP Equity-Income -- Service Class 2               4.45      6.31      2.84     7.52         10.07
Fidelity(R) VIP Mid Cap -- Service Class 2                    18.99     15.51      8.92      N/A         21.07
Janus Aspen Series Balanced -- Service Shares                  5.91      4.66     (0.21)     N/A          6.12
Janus Aspen Series Worldwide Growth -- Service Shares          3.11      0.73    (11.33)     N/A          6.18
MainStay VP Balanced -- Service Class                           N/A       N/A       N/A      N/A          2.81
MainStay VP Basic Value -- Service Class                       5.65      5.27      0.93      N/A         10.11
MainStay VP Bond -- Service Class                              4.42      4.19      5.25     4.49          1.20
MainStay VP Capital Appreciation -- Service Class              1.18      2.07    (10.97)    4.25          6.64
MainStay VP Cash Management -- Current 7-day yield is
 0.58%(4)                                                      0.02     (0.55)     0.55     2.03          0.48
MainStay VP Common Stock -- Service Class                      6.71      5.09     (5.22)    7.59         10.64
MainStay VP Convertible -- Service Class                       3.33      6.21     (0.93)     N/A          6.45
MainStay VP Developing Growth -- Service Class                 1.56      3.61     (4.22)     N/A          8.37
MainStay VP Floating Rate -- Service Class                      N/A       N/A       N/A      N/A         (0.63)
MainStay VP Government -- Service Class                        4.11      2.72      4.36     4.10         (0.10)
MainStay VP Growth -- Service Class                           (4.60)    (0.64)   (12.25)     N/A          0.17
MainStay VP High Yield Corporate Bond -- Service Class         7.86     14.06      6.75     7.92         11.14
MainStay VP Income & Growth -- Service Class                   5.99      7.34     (1.98)     N/A         11.74
MainStay VP International Equity -- Service Class             11.50      8.87      0.47     5.79         14.19
MainStay VP Mid Cap Core -- Service Class                     19.82     13.61       N/A      N/A         20.81
MainStay VP Mid Cap Growth -- Service Class                   21.28     10.77       N/A      N/A         21.31
MainStay VP Mid Cap Value -- Service Class                     9.59      7.31       N/A      N/A         15.81
MainStay VP S&P 500 Index(5) -- Service Class                  4.00      6.00     (4.40)    7.60          8.85
MainStay VP Small Cap Growth -- Service Class                  5.71      7.35       N/A      N/A         14.38
MainStay VP Total Return -- Service Class                      4.93      4.92     (3.79)    5.24          5.96
MainStay VP Value -- Service Class                             6.62      4.66      4.41     6.59         11.87
MFS(R) Investors Trust Series -- Service Class                 6.44      4.85     (4.01)     N/A          8.29
MFS(R) Research Series -- Service Class                        9.00      6.78     (6.70)     N/A         11.11
MFS(R) Utilities Series -- Service Class                      30.40     20.50      1.07      N/A         26.91
Neuberger Berman AMT Mid-Cap Growth -- Class S                 8.55       N/A       N/A      N/A         12.68
Royce Micro-Cap Portfolio                                      2.70      9.00     13.89      N/A          5.49
Royce Small-Cap Portfolio                                     16.08     12.77     15.58      N/A          4.73
T. Rowe Price Equity Income Portfolio -- II                    7.49      6.96       N/A      N/A         11.03
Van Eck Worldwide Hard Assets                                 38.01     21.04     12.51     6.06         13.58
Van Kampen UIF Emerging Markets Equity -- Class II            31.56       N/A       N/A      N/A         28.75
Victory VIF Diversified Stock -- Class A Shares                4.43      7.26      0.45      N/A          9.05
-----------------------------------------------------------------------------------
                                                                   Negative numbers appear in parentheses.

                                                                       ASSUMING CONTRACT SURRENDERED(%)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          1.43      9.59       N/A      N/A         15.36
Calvert Social Balanced                                       (2.11)     3.62     (2.46)    5.63         (3.09)
Colonial Small Cap Value, Variable Series -- Class B           1.44     10.71     11.82      N/A         (3.73)
Dreyfus IP Technology Growth -- Service Shares               (12.05)     2.00       N/A      N/A         (0.30)
Fidelity(R) VIP Contrafund(R) -- Service Class 2               2.50      7.67     (0.06)    9.96         12.14
Fidelity(R) VIP Equity-Income -- Service Class 2              (3.07)     3.89      1.74     7.52          6.49
Fidelity(R) VIP Mid Cap -- Service Class 2                    10.99     13.48      8.06      N/A         17.16
Janus Aspen Series Balanced -- Service Shares                 (1.72)     2.17     (1.32)     N/A          2.40
Janus Aspen Series Worldwide Growth -- Service Shares         (4.31)    (1.75)   (12.31)     N/A          2.49
MainStay VP Balanced -- Service Class                           N/A       N/A       N/A      N/A         (4.59)
MainStay VP Basic Value -- Service Class                      (1.95)     2.81     (0.18)     N/A          6.48
MainStay VP Bond -- Service Class                             (3.09)     1.67      4.25     4.49         (2.39)
MainStay VP Capital Appreciation -- Service Class             (6.10)    (0.44)   (11.95)    4.25          2.94
MainStay VP Cash Management -- Current 7-day yield is
 0.58%(4)                                                     (7.18)    (3.00)    (0.56)    2.03         (0.65)
MainStay VP Common Stock -- Service Class                     (0.97)     2.61     (6.27)    7.59          7.11
MainStay VP Convertible -- Service Class                      (4.11)     3.79     (2.03)     N/A          2.75
MainStay VP Developing Growth -- Service Class                (5.75)     1.06     (5.28)     N/A          4.70
MainStay VP Floating Rate -- Service Class                      N/A       N/A       N/A      N/A         (7.79)
MainStay VP Government -- Service Class                       (3.38)     0.19      3.33     4.10         (3.67)
MainStay VP Growth -- Service Class                          (11.47)    (3.08)   (13.22)     N/A         (3.38)
MainStay VP High Yield Corporate Bond -- Service Class         0.09     11.98      5.81     7.92          7.63
MainStay VP Income & Growth -- Service Class                  (1.64)     4.98     (3.06)     N/A          8.15
MainStay VP International Equity -- Service Class              3.50      6.57     (0.63)    5.79         10.74
MainStay VP Mid Cap Core -- Service Class                     11.82     11.50       N/A      N/A         17.61
MainStay VP Mid Cap Growth -- Service Class                   13.28      8.56       N/A      N/A         18.13
MainStay VP Mid Cap Value -- Service Class                     1.70      4.94       N/A      N/A         12.43
MainStay VP S&P 500 Index(5) -- Service Class                 (3.49)     3.58     (5.45)    7.60          5.26
MainStay VP Small Cap Growth -- Service Class                 (1.90)     4.99       N/A      N/A         10.96
MainStay VP Total Return -- Service Class                     (2.63)     2.43     (4.85)    5.24          2.23
MainStay VP Value -- Service Class                            (1.06)     2.17      3.37     6.59          8.39
MFS(R) Investors Trust Series -- Service Class                (1.22)     2.36     (5.07)     N/A          4.68
MFS(R) Research Series -- Service Class                        1.15      4.39     (7.73)     N/A          7.61
MFS(R) Utilities Series -- Service Class                      22.40     18.63     (0.04)     N/A         23.41
Neuberger Berman AMT Mid-Cap Growth -- Class S                 0.73       N/A       N/A      N/A          9.08
Royce Micro-Cap Portfolio                                     (4.70)     6.71     13.17      N/A         (2.11)
Royce Small-Cap Portfolio                                      8.08     10.63     14.90      N/A         (2.81)
T. Rowe Price Equity Income Portfolio -- II                   (0.25)     4.58       N/A      N/A          7.52
Van Eck Worldwide Hard Assets                                 30.01     19.19     11.75     6.06         12.75
Van Kampen UIF Emerging Markets Equity -- Class II            23.56       N/A       N/A      N/A         25.68
Victory VIF Diversified Stock -- Class A Shares               (3.09)     4.89     (0.66)     N/A          2.11
-----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.60%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      7/10/00
Calvert Social Balanced                                         9/2/86      7/10/00
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      7/10/00
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      7/10/00
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      7/10/00
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      7/10/00
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98      7/10/00
MainStay VP Bond -- Initial Class                              1/23/84      7/10/00
MainStay VP Capital Appreciation -- Initial Class              1/29/93      7/10/00
MainStay VP Cash Management -- Current 7-day yield is
 0.58%(4)                                                      1/29/93      7/10/00
MainStay VP Common Stock -- Initial Class                      1/23/84      7/10/00
MainStay VP Convertible -- Initial Class                       10/1/96      7/10/00
MainStay VP Developing Growth -- Initial Class                  5/1/98      7/10/00
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      7/10/00
MainStay VP Growth -- Initial Class                             5/1/98      7/10/00
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      7/10/00
MainStay VP Income & Growth -- Initial Class                    5/1/98      7/10/00
MainStay VP International Equity -- Initial Class               5/1/95      7/10/00
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      7/10/00
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      7/10/00
MainStay VP Value -- Initial Class                              5/1/95      7/10/00
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      7/10/00
MFS(R) Research Series -- Initial Class                        7/26/95      7/10/00
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94      7/10/00
Van Eck Worldwide Hard Assets                                   9/1/89      7/10/00
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      7/10/00
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           9.55     12.06      (9.72)    1.54         (8.14)
Calvert Social Balanced                                         5.49      6.04      (1.37)    5.63         (1.97)
Colonial Small Cap Value, Variable Series -- Class B            9.32     12.84      12.57      N/A          3.74
Dreyfus IP Technology Growth -- Initial Shares                 (5.07)     4.76     (19.24)     N/A         (4.97)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 10.73     10.20       1.32    10.22          1.72
Fidelity(R) VIP Equity-Income -- Initial Class                  4.71      6.57       3.10     7.69          2.10
Fidelity(R) VIP Mid Cap -- Service Class 2                     18.99     15.51       8.92      N/A         21.07
Janus Aspen Series Balanced -- Institutional Shares             6.24      4.93       0.04     9.65          0.10
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.39      0.97     (11.09)    7.42        (10.78)
MainStay VP Balanced -- Service Class                            N/A       N/A        N/A      N/A          2.81
MainStay VP Basic Value -- Initial Class                        5.92      5.53       1.18      N/A          0.14
MainStay VP Bond -- Initial Class                               4.68      4.45       5.51     4.76          5.39
MainStay VP Capital Appreciation -- Initial Class               1.43      2.32     (10.75)    4.53        (10.91)
MainStay VP Cash Management -- Current 7-day yield is
 0.58%(4)                                                       0.02     (0.55)      0.55     2.03          0.48
MainStay VP Common Stock -- Initial Class                       6.97      5.34      (4.99)    7.85         (4.94)
MainStay VP Convertible -- Initial Class                        3.58      6.47      (0.70)     N/A         (1.24)
MainStay VP Developing Growth -- Initial Class                  1.81      3.87      (3.98)     N/A         (3.90)
MainStay VP Floating Rate -- Service Class                       N/A       N/A        N/A      N/A         (0.63)
MainStay VP Government -- Initial Class                         4.37      2.97       4.62     4.37          4.49
MainStay VP Growth -- Initial Class                            (4.36)    (0.40)    (12.03)     N/A        (11.77)
MainStay VP High Yield Corporate Bond -- Initial Class          8.12     14.33       7.00     8.18          7.18
MainStay VP Income & Growth -- Initial Class                    6.25      7.60      (1.75)     N/A         (2.08)
MainStay VP International Equity -- Initial Class              11.77      9.14       0.72     6.05          1.81
MainStay VP Mid Cap Core -- Initial Class                      20.12     13.89        N/A      N/A          9.42
MainStay VP Mid Cap Growth -- Initial Class                    21.59     11.05        N/A      N/A          4.29
MainStay VP Mid Cap Value -- Initial Class                      9.86      7.57        N/A      N/A          5.38
MainStay VP S&P 500 Index(5) -- Initial Class                   4.26      6.26      (4.16)    7.88         (4.02)
MainStay VP Small Cap Growth -- Initial Class                   5.97      7.62        N/A      N/A          0.70
MainStay VP Total Return -- Initial Class                       5.19      5.17      (3.55)    5.51         (4.72)
MainStay VP Value -- Initial Class                              6.88      4.92       4.66     6.86          2.42
MFS(R) Investors Trust Series -- Initial Class                  6.74      5.12      (3.77)     N/A         (4.38)
MFS(R) Research Series -- Initial Class                         9.24      7.03      (6.50)     N/A         (7.51)
MFS(R) Utilities Series -- Service Class                       30.40     20.50       1.07      N/A         26.91
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.55       N/A        N/A      N/A         12.68
Royce Micro-Cap Portfolio                                       2.70      9.00      13.89      N/A          5.49
Royce Small-Cap Portfolio                                      16.08     12.77      15.58      N/A          4.73
T. Rowe Price Equity Income Portfolio                           7.77      7.25       6.31     9.53          5.20
Van Eck Worldwide Hard Assets                                  38.01     21.04      12.51     6.06         13.58
Van Kampen UIF Emerging Markets Equity -- Class I              31.64     18.07      (0.39)     N/A          2.25
Victory VIF Diversified Stock -- Class A Shares                 4.43      7.26       0.45      N/A          9.05
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares            1.66     9.89     (10.72)    1.54         (9.17)
Calvert Social Balanced                                         (2.11)    3.62      (2.46)    5.63         (3.09)
Colonial Small Cap Value, Variable Series -- Class B             1.44    10.71      11.82      N/A         (3.73)
Dreyfus IP Technology Growth -- Initial Shares                 (11.90)    2.27     (20.13)     N/A         (6.52)
Fidelity(R) VIP Contrafund(R) -- Initial Class                   2.76     7.96       0.20    10.22          0.58
Fidelity(R) VIP Equity-Income -- Initial Class                  (2.83)    4.17       2.01     7.69          0.95
Fidelity(R) VIP Mid Cap -- Service Class 2                      10.99    13.48       8.06      N/A         17.16
Janus Aspen Series Balanced -- Institutional Shares             (1.41)    2.45      (1.06)    9.65         (1.03)
Janus Aspen Series Worldwide Growth -- Institutional Shares     (4.05)   (1.52)    (12.07)    7.42        (11.78)
MainStay VP Balanced -- Service Class                             N/A      N/A        N/A      N/A         (4.59)
MainStay VP Basic Value -- Initial Class                        (1.71)    3.08       0.06      N/A         (0.99)
MainStay VP Bond -- Initial Class                               (2.85)    1.94       4.53     4.76          4.36
MainStay VP Capital Appreciation -- Initial Class               (5.87)   (0.20)    (11.73)    4.53        (11.91)
MainStay VP Cash Management -- Current 7-day yield is
 0.58%(4)                                                       (7.18)   (3.00)     (0.56)    2.03         (0.65)
MainStay VP Common Stock -- Initial Class                       (0.73)    2.88      (6.04)    7.85         (6.01)
MainStay VP Convertible -- Initial Class                        (3.87)    4.06      (1.79)     N/A         (2.37)
MainStay VP Developing Growth -- Initial Class                  (5.52)    1.33      (5.04)     N/A         (4.98)
MainStay VP Floating Rate -- Service Class                        N/A      N/A        N/A      N/A         (7.79)
MainStay VP Government -- Initial Class                         (3.14)    0.44       3.60     4.37          3.41
MainStay VP Growth -- Initial Class                            (11.25)   (2.85)    (13.00)     N/A        (12.76)
MainStay VP High Yield Corporate Bond -- Initial Class           0.34    12.26       6.07     8.18          6.22
MainStay VP Income & Growth -- Initial Class                    (1.40)    5.24      (2.83)     N/A         (3.18)
MainStay VP International Equity -- Initial Class                3.77     6.85      (0.39)    6.05          0.67
MainStay VP Mid Cap Core -- Initial Class                       12.12    11.79        N/A      N/A          7.97
MainStay VP Mid Cap Growth -- Initial Class                     13.59     8.84        N/A      N/A          2.69
MainStay VP Mid Cap Value -- Initial Class                       1.95     5.21        N/A      N/A          3.84
MainStay VP S&P 500 Index(5) -- Initial Class                   (3.25)    3.85      (5.22)    7.88         (5.10)
MainStay VP Small Cap Growth -- Initial Class                   (1.66)    5.26        N/A      N/A         (0.95)
MainStay VP Total Return -- Initial Class                       (2.39)    2.70      (4.62)    5.51         (5.81)
MainStay VP Value -- Initial Class                              (0.81)    2.44       3.64     6.86          1.26
MFS(R) Investors Trust Series -- Initial Class                  (0.95)    2.65      (4.84)     N/A         (5.47)
MFS(R) Research Series -- Initial Class                          1.37     4.65      (7.53)     N/A         (8.56)
MFS(R) Utilities Series -- Service Class                        22.40    18.63      (0.04)     N/A         23.41
Neuberger Berman AMT Mid-Cap Growth -- Class S                   0.73      N/A        N/A      N/A          9.08
Royce Micro-Cap Portfolio                                       (4.70)    6.71      13.17      N/A         (2.11)
Royce Small-Cap Portfolio                                        8.08    10.63      14.90      N/A         (2.81)
T. Rowe Price Equity Income Portfolio                            0.01     4.88       5.36     9.53          4.17
Van Eck Worldwide Hard Assets                                   30.01    19.19      11.75     6.06         12.75
Van Kampen UIF Emerging Markets Equity -- Class I               23.64    16.12      (1.48)     N/A          1.08
Victory VIF Diversified Stock -- Class A Shares                 (3.09)    4.89      (0.66)     N/A          2.11
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.60%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

(1) The LifeStages(R) Premium Plus Variable Annuity was first offered for sale on November 13, 2000. Certain Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Premium Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth -- Class S which were added on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added on November 15, 2004 and MainStay VP Floating
Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005.

Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

LifeStages(R) Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a LifeStages(R) Premium Plus Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 00309727 CV

LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
 0.67%(4)                                                      1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth -- Service Class                             6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           9.46     11.94       N/A       N/A        18.77
Calvert Social Balanced                                         5.65      6.20     (1.22)     5.78         5.16
Colonial Small Cap Value, Variable Series -- Class B            9.48     13.01     12.74       N/A         3.58
Dreyfus IP Technology Growth -- Service Shares                 (5.08)     4.65       N/A       N/A         3.51
Fidelity(R) VIP Contrafund(R) -- Service Class 2               10.62     10.09      1.21     10.12        16.69
Fidelity(R) VIP Equity-Income -- Service Class 2                4.61      6.47      2.99      7.69        10.59
Fidelity(R) VIP Mid Cap -- Service Class 2                     19.17     15.68      9.09       N/A        22.11
Janus Aspen Series Balanced -- Service Shares                   6.07      4.82     (0.06)      N/A         5.93
Janus Aspen Series Worldwide Growth -- Service Shares           3.27      0.88    (11.20)      N/A         6.28
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         2.84
MainStay VP Basic Value -- Service Class                        5.81      5.43      1.08       N/A        10.14
MainStay VP Bond -- Service Class                               4.58      4.35      5.41      4.64         1.35
MainStay VP Capital Appreciation -- Service Class               1.33      2.22    (10.84)     4.41         6.16
MainStay VP Cash Management -- Current 7-day yield is
 0.67%(4)                                                       0.17     (0.40)     0.70      2.19        (0.38)
MainStay VP Common Stock -- Service Class                       6.87      5.24     (5.08)     7.75        11.03
MainStay VP Convertible -- Service Class                        3.49      6.37     (0.79)      N/A         6.10
MainStay VP Developing Growth -- Service Class                  1.71      3.77     (4.08)      N/A         9.03
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (0.61)
MainStay VP Government -- Service Class                         4.27      2.87      4.52      4.26         0.32
MainStay VP Growth -- Service Class                            (4.46)    (0.49)   (12.12)      N/A         0.32
MainStay VP High Yield Corporate Bond -- Service Class          8.02     14.24      6.91      8.08        11.80
MainStay VP Income & Growth -- Service Class                    6.15      7.50     (1.84)      N/A        11.39
MainStay VP International Equity -- Service Class              11.66      9.03      0.63      5.95        14.44
MainStay VP Mid Cap Core -- Service Class                      20.00     13.78       N/A       N/A        20.99
MainStay VP Mid Cap Growth -- Service Class                    21.47     10.94       N/A       N/A        21.49
MainStay VP Mid Cap Value -- Service Class                      9.75      7.47       N/A       N/A        15.22
MainStay VP S&P 500 Index(5) -- Service Class                   4.16      6.16     (4.25)     7.76         9.21
MainStay VP Small Cap Growth -- Service Class                   5.87      7.51       N/A       N/A        13.01
MainStay VP Total Return -- Service Class                       5.08      5.07     (3.64)     5.40         6.69
MainStay VP Value -- Service Class                              6.78      4.82      4.56      6.75        13.05
MFS(R) Investors Trust Series -- Service Class                  6.60      5.00     (3.86)      N/A         8.68
MFS(R) Research Series -- Service Class                         9.16      6.94     (6.56)      N/A        10.45
MFS(R) Utilities Series -- Service Class                       30.59     20.68      1.23       N/A        26.35
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.71       N/A       N/A       N/A        14.53
Royce Micro-Cap Portfolio                                       2.85      9.16     14.06       N/A         3.77
Royce Small-Cap Portfolio                                      16.25     12.94     15.75       N/A         6.12
T. Rowe Price Equity Income Portfolio -- II                     7.65      7.12       N/A       N/A        11.55
Van Eck Worldwide Hard Assets                                  38.22     21.22     12.67      6.22        18.53
Van Kampen UIF Emerging Markets Equity -- Class II             31.75       N/A       N/A       N/A        30.60
Victory VIF Diversified Stock -- Class A Shares                 4.58      7.42      0.60       N/A         7.44
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           2.56     10.05       N/A       N/A        15.88
Calvert Social Balanced                                        (1.01)     4.09     (2.31)     5.78         3.37
Colonial Small Cap Value, Variable Series -- Class B            2.58     11.15     11.99       N/A        (2.95)
Dreyfus IP Technology Growth -- Service Shares                (11.06)     2.48       N/A       N/A         0.31
Fidelity(R) VIP Contrafund(R) -- Service Class 2                3.65      8.13      0.09     10.12        13.79
Fidelity(R) VIP Equity-Income -- Service Class 2               (1.98)     4.37      1.91      7.69         7.51
Fidelity(R) VIP Mid Cap -- Service Class 2                     12.17     13.91      8.22       N/A        18.76
Janus Aspen Series Balanced -- Service Shares                  (0.61)     2.65     (1.17)      N/A         2.71
Janus Aspen Series Worldwide Growth -- Service Shares          (3.24)    (1.29)   (12.18)      N/A         3.06
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (3.64)
MainStay VP Basic Value -- Service Class                       (0.85)     3.29     (0.03)      N/A         7.01
MainStay VP Bond -- Service Class                              (2.01)     2.16      4.42      4.64        (1.78)
MainStay VP Capital Appreciation -- Service Class              (5.05)     0.03    (11.82)     4.41         2.94
MainStay VP Cash Management -- Current 7-day yield is
 0.67%(4)                                                      (6.14)    (2.54)    (0.41)     2.19        (2.15)
MainStay VP Common Stock -- Service Class                       0.14      3.09     (6.13)     7.75         7.97
MainStay VP Convertible -- Service Class                       (3.03)     4.26     (1.88)      N/A         2.87
MainStay VP Developing Growth -- Service Class                 (4.70)     1.55     (5.14)      N/A         5.90
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (6.87)
MainStay VP Government -- Service Class                        (2.30)     0.67      3.49      4.26        (2.77)
MainStay VP Growth -- Service Class                           (10.48)    (2.63)   (13.09)      N/A        (2.78)
MainStay VP High Yield Corporate Bond -- Service Class          1.21     12.42      5.98      8.08         8.76
MainStay VP Income & Growth -- Service Class                   (0.53)     5.44     (2.92)      N/A         8.30
MainStay VP International Equity -- Service Class               4.66      7.04     (0.49)     5.95        11.47
MainStay VP Mid Cap Core -- Service Class                      13.00     11.95       N/A       N/A        18.20
MainStay VP Mid Cap Growth -- Service Class                    14.47      9.01       N/A       N/A        18.72
MainStay VP Mid Cap Value -- Service Class                      2.84      5.41       N/A       N/A        12.28
MainStay VP S&P 500 Index(5) -- Service Class                  (2.40)     4.05     (5.31)     7.76         6.09
MainStay VP Small Cap Growth -- Service Class                  (0.80)     5.46       N/A       N/A        10.00
MainStay VP Total Return -- Service Class                      (1.54)     2.92      4.71      5.40         3.50
MainStay VP Value -- Service Class                              0.05      2.65      3.54      6.75        10.05
MFS(R) Investors Trust Series -- Service Class                 (0.11)     2.84     (4.93)      N/A         5.50
MFS(R) Research Series -- Service Class                         2.28      4.86     (7.59)      N/A         7.31
MFS(R) Utilities Series -- Service Class                       23.59     19.06      0.11       N/A        23.43
Neuberger Berman AMT Mid-Cap Growth -- Class S                  1.86       N/A       N/A       N/A        11.44
Royce Micro-Cap Portfolio                                      (3.63)     7.17     13.34       N/A        (2.76)
Royce Small-Cap Portfolio                                       9.25     11.08     15.07       N/A        (0.57)
T. Rowe Price Equity Income Portfolio -- II                     0.87      5.05       N/A       N/A         8.47
Van Eck Worldwide Hard Assets                                  31.22     19.61     11.92      6.22        17.17
Van Kampen UIF Emerging Markets Equity -- Class II             24.75       N/A       N/A       N/A        28.01
Victory VIF Diversified Stock -- Class A Shares                (2.01)     5.36     (0.51)      N/A         1.55
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.45%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $50,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $50,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02
Calvert Social Balanced                                         9/2/86      5/10/02
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98      5/10/02
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Cash Management -- Current 7-day yield is
  0.67%(4)                                                     1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Developing Growth -- Initial Class                  5/1/98      5/10/02
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP Growth -- Initial Class                             5/1/98      5/10/02
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
MainStay VP Income & Growth -- Initial Class                    5/1/98      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Mid Cap Core -- Initial Class                       7/2/01      5/10/02
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01      5/10/02
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           9.72     12.22     (9.59)     1.69        10.37
Calvert Social Balanced                                         5.65      6.20     (1.22)     5.78         5.16
Colonial Small Cap Value, Variable Series -- Class B            9.48     13.01     12.74       N/A         3.58
Dreyfus IP Technology Growth -- Initial Shares                 (4.93)     4.92    (19.12)      N/A        (0.57)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 10.90     10.36      1.47     10.39         8.22
Fidelity(R) VIP Equity-Income -- Initial Class                  4.87      6.73      3.25      7.85         3.95
Fidelity(R) VIP Mid Cap -- Service Class 2                     19.17     15.68      9.09       N/A        22.11
Janus Aspen Series Balanced -- Institutional Shares             6.39      5.08      0.19      9.81         3.46
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.55      1.12    (10.95)     7.58        (1.73)
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         2.84
MainStay VP Basic Value -- Initial Class                        6.08      5.69      1.33       N/A         3.38
MainStay VP Bond -- Initial Class                               4.84      4.60      5.67      4.92         4.72
MainStay VP Capital Appreciation -- Initial Class               1.59      2.48    (10.61)     4.68        (1.54)
MainStay VP Cash Management -- Current 7-day yield is
  0.67%(4)                                                      0.17     (0.40)     0.70      2.19        (0.38)
MainStay VP Common Stock -- Initial Class                       7.14      5.50     (4.85)     8.01         3.13
MainStay VP Convertible -- Initial Class                        3.74      6.63     (0.55)      N/A         4.85
MainStay VP Developing Growth -- Initial Class                  1.96      4.02     (3.84)      N/A         2.82
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (0.61)
MainStay VP Government -- Initial Class                         4.53      3.13      4.77      4.53         3.60
MainStay VP Growth -- Initial Class                            (4.22)    (0.25)   (11.89)      N/A        (3.07)
MainStay VP High Yield Corporate Bond -- Initial Class          8.28     14.51      7.16      8.34        12.21
MainStay VP Income & Growth -- Initial Class                    6.41      7.76     (1.60)      N/A         4.39
MainStay VP International Equity -- Initial Class              11.94      9.30      0.87      6.21         8.68
MainStay VP Mid Cap Core -- Initial Class                      20.30     14.06       N/A       N/A        10.88
MainStay VP Mid Cap Growth -- Initial Class                    21.77     11.21       N/A       N/A         7.96
MainStay VP Mid Cap Value -- Initial Class                     10.02      7.73       N/A       N/A         5.87
MainStay VP S&P 500 Index(5) -- Initial Class                   4.42      6.42     (4.02)     8.04         3.38
MainStay VP Small Cap Growth -- Initial Class                   6.13      7.78       N/A       N/A         3.54
MainStay VP Total Return -- Initial Class                       5.35      5.33     (3.41)     5.67         2.75
MainStay VP Value -- Initial Class                              7.05      5.07      4.82      7.02         2.00
MFS(R) Investors Trust Series -- Initial Class                  6.90      5.27     (3.63)      N/A         1.97
MFS(R) Research Series -- Initial Class                         9.40      7.19     (6.36)      N/A         3.33
MFS(R) Utilities Series -- Service Class                       30.59     20.68      1.23       N/A        26.35
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.71       N/A       N/A       N/A        14.53
Royce Micro-Cap Portfolio                                       2.85      9.16     14.06       N/A         3.77
Royce Small-Cap Portfolio                                      16.25     12.94     15.75       N/A         6.12
T. Rowe Price Equity Income Portfolio                           7.93      7.41      6.47      9.70         4.23
Van Eck Worldwide Hard Assets                                  38.22     21.22     12.67      6.22        18.53
Van Kampen UIF Emerging Markets Equity -- Class I              31.83     18.25     (0.24)      N/A        13.30
Victory VIF Diversified Stock -- Class A Shares                 4.58      7.42      0.60       N/A         7.44
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           2.80     10.34    (10.58)     1.69         8.76
Calvert Social Balanced                                        (1.01)     4.09     (2.31)     5.78         3.37
Colonial Small Cap Value, Variable Series -- Class B            2.58     11.15     11.99       N/A        (2.95)
Dreyfus IP Technology Growth -- Initial Shares                (10.92)     2.76    (20.01)      N/A        (2.33)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  3.91      8.41      0.35     10.39         6.56
Fidelity(R) VIP Equity-Income -- Initial Class                 (1.74)     4.64      2.17      7.85         2.14
Fidelity(R) VIP Mid Cap -- Service Class 2                     12.17     13.91      8.22       N/A        18.76
Janus Aspen Series Balanced -- Institutional Shares            (0.31)     2.93     (0.91)     9.81         1.64
Janus Aspen Series Worldwide Growth -- Institutional Shares    (2.98)    (1.05)   (11.94)     7.58        (3.46)
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (3.64)
MainStay VP Basic Value -- Initial Class                       (0.61)     3.56      0.21       N/A         1.03
MainStay VP Bond -- Initial Class                              (1.76)     2.43      4.69      4.92         2.95
MainStay VP Capital Appreciation -- Initial Class              (4.81)     0.28    (11.60)     4.68        (3.27)
MainStay VP Cash Management -- Current 7-day yield is
  0.67%(4)                                                     (6.14)    (2.54)    (0.41)     2.19        (2.15)
MainStay VP Common Stock -- Initial Class                       0.39      3.36     (5.90)     8.01         1.32
MainStay VP Convertible -- Initial Class                       (2.80)     4.53     (1.65)      N/A         3.08
MainStay VP Developing Growth -- Initial Class                 (4.46)     1.82     (4.90)      N/A         0.98
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (6.87)
MainStay VP Government -- Initial Class                        (2.06)     0.91      3.76      4.53         1.78
MainStay VP Growth -- Initial Class                           (10.25)    (2.39)   (12.87)      N/A        (4.79)
MainStay VP High Yield Corporate Bond -- Initial Class          1.46     12.70      6.24      8.34        10.68
MainStay VP Income & Growth -- Initial Class                   (0.29)     5.71     (2.68)      N/A         2.61
MainStay VP International Equity -- Initial Class               4.94      7.31     (0.24)     6.21         7.02
MainStay VP Mid Cap Core -- Initial Class                      20.30     14.06       N/A       N/A         9.32
MainStay VP Mid Cap Growth -- Initial Class                    14.77      9.29       N/A       N/A         6.30
MainStay VP Mid Cap Value -- Initial Class                      0.27      3.09      5.68       N/A         4.14
MainStay VP S&P 500 Index(5) -- Initial Class                  (2.16)     4.32     (5.08)     8.04         1.56
MainStay VP Small Cap Growth -- Initial Class                  (0.56)     5.73       N/A       N/A         1.72
MainStay VP Total Return -- Initial Class                      (1.29)     3.18     (4.47)     5.67         0.95
MainStay VP Value -- Initial Class                              0.30      2.92      3.80      7.02         0.21
MFS(R) Investors Trust Series -- Initial Class                  0.16      3.13     (4.69)      N/A         0.18
MFS(R) Research Series -- Initial Class                         2.51      5.12     (7.39)      N/A         1.50
MFS(R) Utilities Series -- Service Class                       23.59     19.06      0.11       N/A        23.43
Neuberger Berman AMT Mid-Cap Growth -- Class S                  1.86       N/A       N/A       N/A        11.44
Royce Micro-Cap Portfolio                                      (3.63)     7.17     13.34       N/A        (2.76)
Royce Small-Cap Portfolio                                       9.25     11.08     15.07       N/A        (0.57)
T. Rowe Price Equity Income Portfolio                           1.13      5.35      5.52      9.70         2.44
Van Eck Worldwide Hard Assets                                  31.22     19.61     11.92      6.22        17.17
Van Kampen UIF Emerging Markets Equity -- Class I              24.83     16.55     (1.34)      N/A        11.81
Victory VIF Diversified Stock -- Class A Shares                (2.01)     5.36     (0.51)      N/A         1.55
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.45%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $50,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $50,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

(1) The LifeStages(R) Essentials Variable Annuity was first offered for sale on May 10, 2002. Certain Portfolios and Investment Divisions existed prior to this date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Essentials Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth -- Class S which were added on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added on November 15, 2004 and MainStay VP Floating
Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005.

Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in Oregon.

SMRU # 00309727 CV

LIFESTAGES(R) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  0.44%(4)                                                     1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth -- Service Class                             6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           9.02     11.49       N/A      N/A         18.26
Calvert Social Balanced                                         5.23      5.78     (0.69)    5.36          9.01
Colonial Small Cap Value, Variable Series -- Class B            9.04     12.56     12.29      N/A          3.21
Dreyfus IP Technology Growth -- Service Shares                 (5.46)     4.24       N/A      N/A          3.16
Fidelity(R) VIP Contrafund(R) -- Service Class 2               10.17      9.65      0.81     9.68         14.90
Fidelity(R) VIP Equity-Income -- Service Class 2                4.19      6.04      2.58     7.26         11.00
Fidelity(R) VIP Mid Cap -- Service Class 2                     18.69     15.22      8.65      N/A         20.03
Janus Aspen Series Balanced -- Service Shares                   5.65      4.40     (0.46)     N/A          5.56
Janus Aspen Series Worldwide Growth -- Service Shares           2.86      0.48    (11.55)     N/A          5.95
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A      N/A          3.10
MainStay VP Basic Value -- Service Class                        5.39      5.01      0.68      N/A          9.99
MainStay VP Bond -- Service Class                               4.16      3.93      4.99     4.23          0.63
MainStay VP Capital Appreciation -- Service Class               0.93      1.82    (11.19)    3.99          5.66
MainStay VP Cash Management -- Current 7-day yield is
  0.44%(4)                                                     (0.23)    (0.80)     0.30     1.78         (0.81)
MainStay VP Common Stock -- Service Class                       6.44      4.82     (5.46)    7.32         10.79
MainStay VP Convertible -- Service Class                        3.07      5.94     (1.18)     N/A          5.68
MainStay VP Developing Growth -- Service Class                  1.30      3.35     (4.46)     N/A          7.90
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A      N/A          1.16
MainStay VP Government -- Service Class                         3.85      2.46      4.10     3.84         (0.07)
MainStay VP Growth -- Service Class                            (4.84)    (0.89)   (12.47)     N/A         (1.41)
MainStay VP High Yield Corporate Bond -- Service Class          7.59     13.78      6.49     7.65         11.01
MainStay VP Income & Growth -- Service Class                    5.73      7.07     (2.23)     N/A         10.47
MainStay VP International Equity -- Service Class              11.22      8.60      0.22     5.52         12.77
MainStay VP Mid Cap Core -- Service Class                      19.53     13.32       N/A      N/A         22.38
MainStay VP Mid Cap Growth -- Service Class                    20.98     10.50       N/A      N/A         20.40
MainStay VP Mid Cap Value -- Service Class                      9.31      7.04       N/A      N/A         14.77
MainStay VP S&P 500 Index(5) -- Service Class                   3.74      5.74     (4.64)    7.33          9.20
MainStay VP Small Cap Growth -- Service Class                   5.44      7.08       N/A      N/A         12.30
MainStay VP Total Return -- Service Class                       4.66      4.65     (4.03)    4.98          5.15
MainStay VP Value -- Service Class                              6.35      4.40      4.14     6.32         12.69
MFS(R) Investors Trust Series -- Service Class                  6.18      4.58     (4.25)     N/A          8.61
MFS(R) Research Series -- Service Class                         8.73      6.52     (6.93)     N/A         12.64
MFS(R) Utilities Series -- Service Class                       30.07     20.20      0.82      N/A         26.59
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.28       N/A       N/A      N/A         13.26
Royce Micro-Cap Portfolio                                       2.44      8.73     13.61      N/A          2.45
Royce Small-Cap Portfolio                                      15.79     12.49     15.29      N/A          1.37
T. Rowe Price Equity Income Portfolio -- II                     7.22       N/A       N/A      N/A         10.70
Van Eck Worldwide Hard Assets                                  37.67     20.74     12.22     5.80         40.18
Van Kampen UIF Emerging Markets Equity -- Class II             31.23       N/A       N/A      N/A         19.91
Victory VIF Diversified Stock -- Class A Shares                 4.16      6.99      0.20      N/A          7.95
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           1.17      9.58       N/A      N/A         14.82
Calvert Social Balanced                                        (2.35)     3.65     (0.69)    5.36          6.74
Colonial Small Cap Value, Variable Series -- Class B            1.19     10.69     12.29      N/A         (4.22)
Dreyfus IP Technology Growth -- Service Shares                (12.27)     2.04       N/A      N/A         (0.64)
Fidelity(R) VIP Contrafund(R) -- Service Class 2                2.24      7.68      0.81     9.68         11.92
Fidelity(R) VIP Equity-Income -- Service Class 2               (3.31)     3.92      2.58     7.26          7.33
Fidelity(R) VIP Mid Cap -- Service Class 2                     10.69     13.44      8.65      N/A         15.56
Janus Aspen Series Balanced -- Service Shares                  (1.96)     2.22     (0.46)     N/A          2.32
Janus Aspen Series Worldwide Growth -- Service Shares          (4.55)    (1.68)   (11.55)     N/A          1.83
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A      N/A         (4.33)
MainStay VP Basic Value -- Service Class                       (2.20)     2.85      0.68      N/A          6.15
MainStay VP Bond -- Service Class                              (3.34)     1.72      4.99     4.23         (2.51)
MainStay VP Capital Appreciation -- Service Class              (6.34)    (0.37)   (11.19)    3.99          1.54
MainStay VP Cash Management -- Current 7-day yield is
  0.44%(4)                                                     (7.41)    (2.93)     0.30     1.78         (3.07)
MainStay VP Common Stock -- Service Class                      (1.22)     2.65     (5.46)    7.32          7.10
MainStay VP Convertible -- Service Class                       (4.35)     3.82     (1.18)     N/A          2.44
MainStay VP Developing Growth -- Service Class                 (5.99)     1.13     (4.46)     N/A          4.67
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A      N/A         (6.12)
MainStay VP Government -- Service Class                        (3.62)     0.26      4.10     3.84         (3.16)
MainStay VP Growth -- Service Class                           (11.69)    (3.02)   (12.47)     N/A         (4.51)
MainStay VP High Yield Corporate Bond -- Service Class         (0.16)    11.95      6.49     7.65          7.95
MainStay VP Income & Growth -- Service Class                   (1.88)     5.00     (2.23)     N/A          7.35
MainStay VP International Equity -- Service Class               3.22      6.58      0.22     5.52          9.69
MainStay VP Mid Cap Core -- Service Class                      11.53     11.48       N/A      N/A         18.94
MainStay VP Mid Cap Growth -- Service Class                    12.98      8.55       N/A      N/A         17.53
MainStay VP Mid Cap Value -- Service Class                      1.44      4.96       N/A      N/A         11.76
MainStay VP S&P 500 Index(5) -- Service Class                  (3.73)     3.61     (4.64)    7.33          5.46
MainStay VP Small Cap Growth -- Service Class                  (2.15)     5.01       N/A      N/A          8.48
MainStay VP Total Return -- Service Class                      (2.87)     2.48     (4.03)    4.98          1.85
MainStay VP Value -- Service Class                             (1.30)     2.21      4.14     6.32          8.88
MFS(R) Investors Trust Series -- Service Class                 (1.47)     2.41     (4.25)     N/A          4.71
MFS(R) Research Series -- Service Class                         0.90      4.42     (6.93)     N/A          8.76
MFS(R) Utilities Series -- Service Class                       22.07     18.56      0.82      N/A         23.18
Neuberger Berman AMT Mid-Cap Growth -- Class S                  0.48       N/A       N/A      N/A          9.66
Royce Micro-Cap Portfolio                                      (4.94)     6.72     13.61      N/A         (4.93)
Royce Small-Cap Portfolio                                       7.79     10.61     15.29      N/A         (5.92)
T. Rowe Price Equity Income Portfolio -- II                    (0.50)      N/A       N/A      N/A          7.62
Van Eck Worldwide Hard Assets                                  29.67     19.11     12.22     5.80         38.13
Van Kampen UIF Emerging Markets Equity -- Class II             23.23       N/A       N/A      N/A         15.31
Victory VIF Diversified Stock -- Class A Shares                (3.34)     4.92      0.20      N/A          0.17
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.85%. A POLICY SERVICE FEE, EQUAL TO $50 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00.

THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02
Calvert Social Balanced                                         9/2/86      5/10/02
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98      5/10/02
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Cash Management -- Current 7-day yield is
  0.44%(4)                                                     1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Developing Growth -- Initial Class                  5/1/98      5/10/02
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP Growth -- Initial Class                             5/1/98      5/10/02
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
MainStay VP Income & Growth -- Initial Class                    5/1/98      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Mid Cap Core -- Initial Class                       7/2/01      5/10/02
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01      5/10/02
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           9.28     11.78     (9.95)     1.29        20.59
Calvert Social Balanced                                         5.23      5.78     (0.69)     5.36         9.01
Colonial Small Cap Value, Variable Series -- Class B            9.04     12.56     12.29       N/A         3.21
Dreyfus IP Technology Growth -- Initial Shares                 (5.31)     4.50    (19.44)      N/A        12.23
Fidelity(R) VIP Contrafund(R) -- Initial Class                 10.45      9.92      1.07      9.95        15.11
Fidelity(R) VIP Equity-Income -- Initial Class                  4.45      6.30      2.84      7.43         4.01
Fidelity(R) VIP Mid Cap -- Service Class 2                     18.69     15.22      8.65       N/A        20.03
Janus Aspen Series Balanced -- Institutional Shares             5.97      4.66     (0.21)     9.37         4.66
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.13      0.72    (11.31)     7.15         7.46
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         3.10
MainStay VP Basic Value -- Initial Class                        5.65      5.26      0.93       N/A        16.16
MainStay VP Bond -- Initial Class                               4.42      4.18      5.25      4.50         3.84
MainStay VP Capital Appreciation -- Initial Class               1.18      2.07    (10.97)     4.27         5.47
MainStay VP Cash Management -- Current 7-day yield is
  0.44%(4)                                                     (0.23)    (0.80)     0.30      1.78        (0.81)
MainStay VP Common Stock -- Initial Class                       6.71      5.08     (5.23)     7.58         7.39
MainStay VP Convertible -- Initial Class                        3.33      6.20     (0.94)      N/A         8.85
MainStay VP Developing Growth -- Initial Class                  1.56      3.61     (4.22)      N/A        12.80
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A         1.16
MainStay VP Government -- Initial Class                         4.11      2.71      4.36      4.11         2.71
MainStay VP Growth -- Initial Class                            (4.60)    (0.65)   (12.25)      N/A         3.64
MainStay VP High Yield Corporate Bond -- Initial Class          7.85     14.05      6.74      7.91        14.82
MainStay VP Income & Growth -- Initial Class                    5.99      7.33     (1.99)      N/A        12.16
MainStay VP International Equity -- Initial Class              11.49      8.86      0.47      5.79        13.24
MainStay VP Mid Cap Core -- Initial Class                      19.82     13.60       N/A       N/A        18.85
MainStay VP Mid Cap Growth -- Initial Class                    21.28     10.77       N/A       N/A        24.83
MainStay VP Mid Cap Value -- Initial Class                      9.58      7.30       N/A       N/A         6.02
MainStay VP S&P 500 Index(5) -- Initial Class                   4.00      6.00     (4.40)     7.61        10.28
MainStay VP Small Cap Growth -- Initial Class                   5.70      7.35       N/A       N/A         7.34
MainStay VP Total Return -- Initial Class                       4.93      4.91     (3.79)     5.25         7.86
MainStay VP Value -- Initial Class                              6.62      4.65      4.40      6.60         4.65
MFS(R) Investors Trust Series -- Initial Class                  6.47      4.85     (4.01)      N/A        13.31
MFS(R) Research Series -- Initial Class                         8.97      6.76     (6.73)      N/A        12.12
MFS(R) Utilities Series -- Service Class                       30.07     20.20      0.82       N/A        26.59
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.28       N/A       N/A       N/A        13.26
Royce Micro-Cap Portfolio                                       2.44      8.73     13.61       N/A         2.45
Royce Small-Cap Portfolio                                      15.79     12.49     15.29       N/A         1.37
T. Rowe Price Equity Income Portfolio                           7.50      6.98      6.05      9.26         4.70
Van Eck Worldwide Hard Assets                                  37.67     20.74     12.22      5.80        40.18
Van Kampen UIF Emerging Markets Equity -- Class I              31.31     17.77     (0.63)      N/A        30.88
Victory VIF Diversified Stock -- Class A Shares                 4.16      6.99      0.20       N/A         7.95
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           1.14      9.88     (9.95)     1.29        18.40
Calvert Social Balanced                                        (2.35)     3.65     (0.69)     5.36         6.74
Colonial Small Cap Value, Variable Series -- Class B            1.19     10.69     12.29       N/A        (4.22)
Dreyfus IP Technology Growth -- Initial Shares                (12.12)     2.32    (19.44)      N/A         9.52
Fidelity(R) VIP Contrafund(R) -- Initial Class                  2.50      7.96      1.07      9.95        13.26
Fidelity(R) VIP Equity-Income -- Initial Class                 (3.07)     4.20      2.84      7.43         4.01
Fidelity(R) VIP Mid Cap -- Service Class 2                     10.69     13.44      8.65       N/A        15.56
Janus Aspen Series Balanced -- Institutional Shares            (1.66)     2.49     (0.21)     9.37         4.66
Janus Aspen Series Worldwide Growth -- Institutional Shares    (4.29)    (1.45)   (11.31)     7.15         4.95
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (4.33)
MainStay VP Basic Value -- Initial Class                       (1.95)     3.12      0.93       N/A        13.75
MainStay VP Bond -- Initial Class                              (3.10)     1.99      5.25      4.50         1.58
MainStay VP Capital Appreciation -- Initial Class              (6.10)    (0.12)   (10.97)     4.27         3.19
MainStay VP Cash Management -- Current 7-day yield is
  0.44%(4)                                                     (7.41)    (2.93)     0.30      1.78        (3.07)
MainStay VP Common Stock -- Initial Class                      (0.98)     2.92     (5.23)     7.58         5.31
MainStay VP Convertible -- Initial Class                       (4.11)     4.09     (0.94)      N/A         6.79
MainStay VP Developing Growth -- Initial Class                 (5.76)     1.39     (4.22)      N/A        10.41
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (6.12)
MainStay VP Government -- Initial Class                        (3.38)     0.51      4.36      4.11         2.71
MainStay VP Growth -- Initial Class                           (11.47)    (2.78)   (12.25)      N/A         0.99
MainStay VP High Yield Corporate Bond -- Initial Class          0.09     12.22      6.74      7.91        12.99
MainStay VP Income & Growth -- Initial Class                   (1.65)     5.26     (1.99)      N/A         9.00
MainStay VP International Equity -- Initial Class               3.49      6.86      0.47      5.79        11.23
MainStay VP Mid Cap Core -- Initial Class                      11.82     11.17       N/A       N/A        17.02
MainStay VP Mid Cap Growth -- Initial Class                    13.28      8.83       N/A       N/A        23.05
MainStay VP Mid Cap Value -- Initial Class                      1.69      5.23       N/A       N/A         6.02
MainStay VP S&P 500 Index(5) -- Initial Class                  (3.49)     3.88     (4.40)     7.61         8.17
MainStay VP Small Cap Growth -- Initial Class                  (1.91)     5.28       N/A       N/A         7.34
MainStay VP Total Return -- Initial Class                      (2.63)     2.74     (3.79)     5.25         5.55
MainStay VP Value -- Initial Class                             (1.06)     2.48      4.40      6.60         4.65
MFS(R) Investors Trust Series -- Initial Class                 (1.19)     2.69     (4.01)      N/A        10.77
MFS(R) Research Series -- Initial Class                         1.12      4.67     (6.73)      N/A         9.81
MFS(R) Utilities Series -- Service Class                       22.07     18.56      0.82       N/A        23.18
Neuberger Berman AMT Mid-Cap Growth -- Class S                  0.48       N/A       N/A       N/A         9.66
Royce Micro-Cap Portfolio                                      (4.94)     6.72     13.61       N/A        (4.93)
Royce Small-Cap Portfolio                                       7.79     10.61     15.29       N/A        (5.92)
T. Rowe Price Equity Income Portfolio                          (0.24)     4.90      6.05      9.26         4.70
Van Eck Worldwide Hard Assets                                  29.67     19.11     12.22      5.80        38.13
Van Kampen UIF Emerging Markets Equity -- Class I              23.31     16.07     (0.63)      N/A        28.81
Victory VIF Diversified Stock -- Class A Shares                (3.34)     4.92      0.20       N/A         0.17
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.85%. A POLICY SERVICE FEE, EQUAL TO $50 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00.

THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

(1) The LifeStages(R) Select Variable Annuity was first offered for sale on May 10, 2002. Certain Portfolios existed prior to this date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Select Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth -- Class S which were added on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added on November 15, 2004 and MainStay VP Floating
Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005.

Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in Montana, New Jersey, New York and Oregon.

SMRU # 00309727 CV

LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  0.50%(4)                                                     1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth -- Service Class                             6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           9.13     11.60       N/A      N/A         18.90
Calvert Social Balanced                                         5.33      5.88     (1.51)    5.47          7.47
Colonial Small Cap Value, Variable Series -- Class B            9.15     12.67     12.40      N/A          3.38
Dreyfus IP Technology Growth -- Service Shares                 (5.37)     4.34       N/A      N/A          3.21
Fidelity(R) VIP Contrafund(R) -- Service Class 2               10.29      9.76      0.91     9.79         15.24
Fidelity(R) VIP Equity-Income -- Service Class 2                4.30      6.15      2.69     7.36         10.39
Fidelity(R) VIP Mid Cap -- Service Class 2                     18.81     15.34      8.76      N/A         22.37
Janus Aspen Series Balanced -- Service Shares                   5.75      4.51     (0.36)     N/A          5.67
Janus Aspen Series Worldwide Growth -- Service Shares           2.96      0.58    (11.47)     N/A          5.22
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A      N/A          2.79
MainStay VP Basic Value -- Service Class                        5.49      5.11      0.78      N/A          9.94
MainStay VP Bond -- Service Class                               4.27      4.03      5.09     4.33          1.01
MainStay VP Capital Appreciation -- Service Class               1.03      1.92    (11.10)    4.09          5.84
MainStay VP Cash Management -- Current 7-day yield is
  0.50%(4)                                                     (0.13)    (0.70)     0.40     1.88         (0.67)
MainStay VP Common Stock -- Service Class                       6.55      4.93     (5.37)    7.43         10.70
MainStay VP Convertible -- Service Class                        3.18      6.05     (1.08)     N/A          5.53
MainStay VP Developing Growth -- Service Class                  1.40      3.45     (4.37)     N/A          9.45
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A      N/A         (0.13)
MainStay VP Government -- Service Class                         3.96      2.56      4.20     3.95         (0.04)
MainStay VP Growth -- Service Class                            (4.74)    (0.79)   (12.38)     N/A         (0.01)
MainStay VP High Yield Corporate Bond -- Service Class          7.69     13.89      6.59     7.75         11.19
MainStay VP Income & Growth -- Service Class                    5.83      7.18     (2.13)     N/A         10.84
MainStay VP International Equity -- Service Class              11.33      8.71      0.32     5.63         13.31
MainStay VP Mid Cap Core -- Service Class                      19.65     13.44       N/A      N/A         20.67
MainStay VP Mid Cap Growth -- Service Class                    21.10     10.61       N/A      N/A         22.28
MainStay VP Mid Cap Value -- Service Class                      9.42      7.14       N/A      N/A         14.87
MainStay VP S&P 500 Index(5) -- Service Class                   3.85      5.84     (4.54)    7.44          8.88
MainStay VP Small Cap Growth -- Service Class                   5.55      7.19       N/A      N/A         13.68
MainStay VP Total Return -- Service Class                       4.77      4.76     (3.93)    5.08          5.13
MainStay VP Value -- Service Class                              6.46      4.50      4.25     6.43         11.93
MFS(R) Investors Trust Series -- Service Class                  6.28      4.69     (4.15)     N/A          8.05
MFS(R) Research Series -- Service Class                         8.83      6.62     (6.84)     N/A         12.28
MFS(R) Utilities Series -- Service Class                       30.20     20.32      0.92      N/A         25.77
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.39       N/A       N/A      N/A         13.37
Royce Micro-Cap Portfolio                                       2.54      8.84     13.72      N/A          5.13
Royce Small-Cap Portfolio                                      15.91     12.60     15.40      N/A          5.36
T. Rowe Price Equity Income Portfolio -- II                     7.33      6.80       N/A      N/A         11.12
Van Eck Worldwide Hard Assets                                  37.80     20.86     12.34     5.90         37.77
Van Kampen UIF Emerging Markets Equity -- Class II             31.36       N/A       N/A      N/A         28.88
Victory VIF Diversified Stock -- Class A Shares                 4.27      7.10      0.30      N/A          8.88
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           1.27      9.42       N/A      N/A         15.55
Calvert Social Balanced                                        (2.25)     3.45     (2.60)    5.47          3.71
Colonial Small Cap Value, Variable Series -- Class B            1.29     10.53     11.64      N/A         (4.06)
Dreyfus IP Technology Growth -- Service Shares                (12.18)     1.83       N/A      N/A         (0.50)
Fidelity(R) VIP Contrafund(R) -- Service Class 2                2.34      7.50     (0.21)    9.79         11.78
Fidelity(R) VIP Equity-Income -- Service Class 2               (3.21)     3.73      1.58     7.36          6.78
Fidelity(R) VIP Mid Cap -- Service Class 2                     10.81     13.30      7.89      N/A         18.44
Janus Aspen Series Balanced -- Service Shares                  (1.86)     2.01     (1.46)     N/A          1.96
Janus Aspen Series Worldwide Growth -- Service Shares          (4.45)    (1.90)   (12.44)     N/A          1.42
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A      N/A         (4.61)
MainStay VP Basic Value -- Service Class                       (2.10)     2.64     (0.33)     N/A          6.31
MainStay VP Bond -- Service Class                              (3.24)     1.51      4.09     4.33         (2.57)
MainStay VP Capital Appreciation -- Service Class              (6.24)    (0.59)   (12.09)    4.09          2.15
MainStay VP Cash Management -- Current 7-day yield is
  0.50%(4)                                                     (7.32)    (3.15)    (0.71)    1.88         (4.18)
MainStay VP Common Stock -- Service Class                      (1.12)     2.45     (6.41)    7.43          7.18
MainStay VP Convertible -- Service Class                       (4.25)     3.62     (2.18)     N/A          1.76
MainStay VP Developing Growth -- Service Class                 (5.90)     0.91     (5.42)     N/A          5.88
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A      N/A         (7.32)
MainStay VP Government -- Service Class                        (3.53)     0.04      3.16     3.95         (3.58)
MainStay VP Growth -- Service Class                           (11.60)    (3.23)   (13.35)     N/A         (3.55)
MainStay VP High Yield Corporate Bond -- Service Class         (0.06)    11.80      5.65     7.75          7.68
MainStay VP Income & Growth -- Service Class                   (1.79)     4.81     (3.21)     N/A          7.24
MainStay VP International Equity -- Service Class               3.33      6.40     (0.78)    5.63          9.81
MainStay VP Mid Cap Core -- Service Class                      11.65     11.33       N/A      N/A         17.39
MainStay VP Mid Cap Growth -- Service Class                    13.10      8.38       N/A      N/A         19.13
MainStay VP Mid Cap Value -- Service Class                      1.54      4.77       N/A      N/A         11.50
MainStay VP S&P 500 Index(5) -- Service Class                  (3.63)     3.41     (5.60)    7.44          5.30
MainStay VP Small Cap Growth -- Service Class                  (2.05)     4.82       N/A      N/A         10.26
MainStay VP Total Return -- Service Class                      (2.77)     2.27     (4.99)    5.08          1.35
MainStay VP Value -- Service Class                             (1.21)     2.00      3.21     6.43          8.45
MFS(R) Investors Trust Series -- Service Class                 (1.37)     2.20     (5.21)     N/A          4.35
MFS(R) Research Series -- Service Class                         1.00      4.22     (7.86)     N/A          8.69
MFS(R) Utilities Series -- Service Class                       22.20     18.45     (0.19)     N/A         22.39
Neuberger Berman AMT Mid-Cap Growth -- Class S                  0.58       N/A       N/A      N/A          9.77
Royce Micro-Cap Portfolio                                      (4.84)     6.54     12.99      N/A         (2.44)
Royce Small-Cap Portfolio                                       7.91     10.46     14.72      N/A         (2.22)
T. Rowe Price Equity Income Portfolio -- II                    (0.40)     4.41       N/A      N/A          7.53
Van Eck Worldwide Hard Assets                                  29.80     19.00     11.57     5.90         34.79
Van Kampen UIF Emerging Markets Equity -- Class II             23.36       N/A       N/A      N/A         25.81
Victory VIF Diversified Stock -- Class A Shares                (3.24)     4.72     (0.81)     N/A          1.96
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.75%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

(1) The LifeStages(R) Premium Plus II Variable Annuity was first offered for sale on June 2, 2003. Certain Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

LifeStages(R) Premium Plus II Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a LifeStages(R) Premium Plus II Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 00309727 CV

MAINSTAY PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.69%                                                         1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth -- Service Class                             6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05
Royce Small-Cap Portfolio                                     12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          4.88      9.51     12.00       N/A      N/A         18.88
Calvert Social Balanced                                        0.47      5.70      6.26     (1.17)    5.84          6.01
Colonial Small Cap Value Fund -- Class B Shares                3.98      9.53     13.07     12.80      N/A          4.24
Dreyfus IP Technology Growth -- Service Shares                (3.11)    (5.03)     4.71       N/A      N/A          3.91
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1.68     10.67     10.15      1.26    10.17         16.13
Fidelity(R) VIP Equity-Income -- Service Class 2               0.74      4.66      6.52      3.05     7.74         10.84
Fidelity(R) VIP Mid Cap -- Service Class 2                     2.74     19.23     15.74      9.14      N/A         21.19
Janus Aspen Series Balanced -- Service Shares                  0.36      6.12      4.87     (0.01)     N/A          5.99
Janus Aspen Series Worldwide Growth -- Service Shares          0.04      3.32      0.93    (11.16)     N/A          6.68
MainStay VP Balanced -- Service Class                          1.38       N/A       N/A       N/A      N/A          2.83
MainStay VP Basic Value -- Service Class                       0.63      5.86      5.48      1.13      N/A         10.18
MainStay VP Bond -- Service Class                              0.47      4.63      4.40      5.46     4.70          1.36
MainStay VP Capital Appreciation -- Service Class              1.85      1.38      2.28    (10.79)    4.46          6.21
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.69%                                                         0.09      0.22     (0.35)     0.75     2.24          2.26
MainStay VP Common Stock -- Service Class                      0.99      6.92      5.30     (5.03)    7.80         11.09
MainStay VP Convertible -- Service Class                       1.60      3.54      6.42     (0.74)     N/A          6.40
MainStay VP Developing Growth -- Service Class                 3.91      1.76      3.82     (4.03)     N/A          9.20
MainStay VP Floating Rate -- Service Class                     0.46       N/A       N/A       N/A      N/A         (0.62)
MainStay VP Government -- Service Class                        0.36      4.32      2.92      4.57     4.35          0.32
MainStay VP Growth -- Service Class                           (1.77)    (4.41)    (0.44)   (12.07)     N/A          0.43
MainStay VP High Yield Corporate Bond -- Service Class         1.36      8.07     14.29      6.97     8.13         11.57
MainStay VP Income & Growth -- Service Class                   0.24      6.21      7.56     (1.79)     N/A         10.30
MainStay VP International Equity -- Service Class              1.09     11.72      9.09      0.68     6.00         15.09
MainStay VP Mid Cap Core -- Service Class                      3.41     20.06     13.83       N/A      N/A         21.36
MainStay VP Mid Cap Growth -- Service Class                    2.97     21.53     11.00       N/A      N/A         22.71
MainStay VP Mid Cap Value -- Service Class                     3.08      9.81      7.52       N/A      N/A         15.28
MainStay VP S&P 500(5) Index -- Service Class                 (0.05)     4.21      6.22     (4.21)    7.82          9.27
MainStay VP Small Cap Growth -- Service Class                  3.18      5.92      7.57       N/A      N/A         14.08
MainStay VP Total Return -- Service Class                      1.36      5.14      5.13     (3.60)    5.45          6.15
MainStay VP Value -- Service Class                             1.19      6.83      4.87      4.61     6.80         12.32
MFS(R) Investors Trust Series -- Service Class                 0.45      6.66      5.06     (3.82)     N/A          8.16
MFS(R) Research Series -- Service Class                        2.16      9.22      7.00     (6.51)     N/A         11.74
MFS(R) Utilities Series -- Service Class                       4.23     30.66     20.74      1.27      N/A         27.58
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2.20      8.77       N/A       N/A      N/A         12.54
Royce Micro-Cap Portfolio                                      3.79      2.90      9.22     14.12      N/A          6.46
Royce Small-Cap Portfolio                                      3.19     16.31     12.99     15.81      N/A          7.95
T. Rowe Price Equity Income Portfolio -- II                   (0.03)     7.71      7.18       N/A      N/A         11.36
Van Eck Worldwide Hard Assets                                  9.79     38.29     21.28     12.73     6.27          8.71
Van Kampen UIF Emerging Markets Equity -- Class II             3.16     31.82       N/A       N/A      N/A         30.70
Victory VIF Diversified Stock -- Class A Shares                1.03      4.63      7.48      0.65      N/A         10.12
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           2.61     10.10       N/A      N/A         16.03
Calvert Social Balanced                                        (0.96)     4.15     (2.07)    5.84          6.01
Colonial Small Cap Value Fund -- Class B Shares                 2.63     11.21     12.17      N/A         (2.33)
Dreyfus IP Technology Growth -- Service Shares                (11.02)     2.53       N/A      N/A          0.70
Fidelity(R) VIP Contrafund(R) -- Service Class 2                3.70      8.19      0.33    10.17         13.22
Fidelity(R) VIP Equity-Income -- Service Class 2               (1.93)     4.42      2.14     7.74          7.78
Fidelity(R) VIP Mid Cap -- Service Class 2                     12.23     13.97      8.43      N/A         17.84
Janus Aspen Series Balanced -- Service Shares                  (0.56)     2.71     (0.93)     N/A          2.76
Janus Aspen Series Worldwide Growth -- Service Shares          (3.19)    (1.24)   (11.97)     N/A          3.48
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A      N/A         (3.65)
MainStay VP Basic Value -- Service Class                       (0.81)     3.34      0.21      N/A          7.10
MainStay VP Bond -- Service Class                              (1.96)     2.21      4.64     4.70         (1.77)
MainStay VP Capital Appreciation -- Service Class              (5.00)     0.08    (11.61)    4.46          3.00
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.69%                                                         (6.09)    (2.49)    (0.17)    2.24          2.26
MainStay VP Common Stock -- Service Class                       0.19      3.15     (5.90)    7.80          8.03
MainStay VP Convertible -- Service Class                       (2.98)     4.32     (1.65)     N/A          3.19
MainStay VP Developing Growth -- Service Class                 (4.65)     1.61     (4.91)     N/A          6.04
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A      N/A         (6.88)
MainStay VP Government -- Service Class                        (2.25)     0.72      3.72     4.35         (2.78)
MainStay VP Growth -- Service Class                           (10.43)    (2.58)   (12.88)     N/A         (2.68)
MainStay VP High Yield Corporate Bond -- Service Class          1.26     12.48      6.19     8.13          8.53
MainStay VP Income & Growth -- Service Class                   (0.49)     5.50     (2.69)     N/A          7.15
MainStay VP International Equity -- Service Class               4.72      7.09     (0.25)    6.00         12.15
MainStay VP Mid Cap Core -- Service Class                      13.06     12.01       N/A      N/A         18.59
MainStay VP Mid Cap Growth -- Service Class                    14.53      9.07       N/A      N/A         19.96
MainStay VP Mid Cap Value -- Service Class                      2.89      5.46       N/A      N/A         12.34
MainStay VP S&P 500(5) Index -- Service Class                  (2.36)     4.11     (5.08)    7.82          6.15
MainStay VP Small Cap Growth -- Service Class                  (0.75)     5.51       N/A      N/A         11.11
MainStay VP Total Return -- Service Class                      (1.49)     2.97     (4.48)    5.45          2.93
MainStay VP Value -- Service Class                              0.10      2.70      3.77     6.80          9.29
MFS(R) Investors Trust Series -- Service Class                 (0.06)     2.90     (4.70)     N/A          4.98
MFS(R) Research Series -- Service Class                         2.34      4.92     (7.37)     N/A          8.67
MFS(R) Utilities Series -- Service Class                       23.66     19.12      0.35      N/A         23.87
Neuberger Berman AMT Mid-Cap Growth -- Class S                  1.91       N/A       N/A      N/A          9.38
Royce Micro-Cap Portfolio                                      (3.58)     7.23     13.52      N/A         (0.25)
Royce Small-Cap Portfolio                                       9.31     11.14     15.25      N/A          1.15
T. Rowe Price Equity Income Portfolio -- II                     0.92      5.11       N/A      N/A          8.31
Van Eck Worldwide Hard Assets                                  31.29     19.67     12.10     6.27          8.71
Van Kampen UIF Emerging Markets Equity -- Class II             24.82       N/A       N/A      N/A         28.13
Victory VIF Diversified Stock -- Class A Shares                (1.96)     5.42     (0.27)     N/A          4.04
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.40%. A POLICY SERVICE FEE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

                                                                                       ASSUMING NO SURRENDER(%)(2)
                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003           INCEPTION   INCEPTION      1
                    INVESTMENT DIVISIONS                        DATE       DATE(1)     MONTH
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96    4.94
Calvert Social Balanced                                         9/2/86       5/1/95    0.47
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04    3.98
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/2/01    (3.08)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96    1.70
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96    0.73
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03    2.74
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96    0.44
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96    0.08
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05    1.38
MainStay VP Basic Value -- Initial Class                        5/1/98       5/1/98    0.65
MainStay VP Bond -- Initial Class                              1/23/84       5/1/95    0.49
MainStay VP Capital Appreciation -- Initial Class              1/29/93       5/1/95    1.87
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.69%                                                         1/29/93       5/1/95    0.09
MainStay VP Common Stock -- Initial Class                      1/23/84       5/1/95    1.01
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96    1.62
MainStay VP Developing Growth -- Initial Class                  5/1/98       5/1/98    3.93
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05    0.46
MainStay VP Government -- Initial Class                        1/29/93       5/1/95    0.38
MainStay VP Growth -- Initial Class                             5/1/98       5/1/98    (1.75)
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95    1.38
MainStay VP Income & Growth -- Initial Class                    5/1/98       5/1/98    0.26
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95    1.11
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04    3.41
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04    2.97
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/2/01    3.10
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93       5/1/95    (0.03)
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/2/01    3.20
MainStay VP Total Return -- Initial Class                      1/29/93       5/1/95    1.38
MainStay VP Value -- Initial Class                              5/1/95       5/1/95    1.21
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       5/1/98    0.50
MFS(R) Research Series -- Initial Class                        7/26/95       5/1/98    2.15
MFS(R) Utilities Series -- Initial Class                        1/3/95       7/2/01    4.30
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97       7/2/01    2.18
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05    3.79
Royce Small-Cap Portfolio                                     12/27/96       5/2/05    3.19
T. Rowe Price Equity Income Portfolio -- I                     3/31/94       5/1/98    0.02
Van Eck Worldwide Hard Assets                                   9/1/89       5/1/98    9.79
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96    3.25
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04    1.03

                                                                        ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003              1         3         5        10        DIVISION
                    INVESTMENT DIVISIONS                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           9.77     12.28     (9.54)     1.74         0.21
Calvert Social Balanced                                         5.70      6.26     (1.17)     5.84         6.01
Colonial Small Cap Value Fund -- Class B Shares                 9.53     13.07     12.80       N/A         4.24
Dreyfus IP Technology Growth -- Initial Shares                 (4.88)     4.97    (19.08)      N/A        (5.22)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 10.95     10.42      1.52     10.44         9.22
Fidelity(R) VIP Equity-Income -- Initial Class                  4.92      6.78      3.30      7.91         6.51
Fidelity(R) VIP Mid Cap -- Service Class 2                     19.23     15.74      9.14       N/A        21.19
Janus Aspen Series Balanced -- Institutional Shares             6.45      5.14      0.24      9.86         8.66
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.60      1.17    (10.91)     7.63         4.46
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         2.83
MainStay VP Basic Value -- Initial Class                        6.13      5.74      1.38       N/A         1.39
MainStay VP Bond -- Initial Class                               4.89      4.66      5.72      4.97         4.93
MainStay VP Capital Appreciation -- Initial Class               1.64      2.53    (10.57)     4.73         5.13
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.69%                                                          0.22     (0.35)     0.75      2.24         2.26
MainStay VP Common Stock -- Initial Class                       7.19      5.56     (4.80)     8.07         8.26
MainStay VP Convertible -- Initial Class                        3.79      6.68     (0.50)      N/A         6.57
MainStay VP Developing Growth -- Initial Class                  2.02      4.08     (3.79)      N/A        (2.12)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (0.62)
MainStay VP Government -- Initial Class                         4.58      3.18      4.83      4.58         4.59
MainStay VP Growth -- Initial Class                            (4.17)    (0.20)   (11.85)      N/A         1.77
MainStay VP High Yield Corporate Bond -- Initial Class          8.34     14.56      7.22      8.39         8.39
MainStay VP Income & Growth -- Initial Class                    6.47      7.81     (1.55)      N/A         1.53
MainStay VP International Equity -- Initial Class              12.00      9.36      0.92      6.26         5.93
MainStay VP Mid Cap Core -- Service Class                      20.06     13.83       N/A       N/A        21.36
MainStay VP Mid Cap Growth -- Service Class                    21.53     11.00       N/A       N/A        22.71
MainStay VP Mid Cap Value -- Initial Class                     10.08      7.79       N/A       N/A         5.19
MainStay VP S&P 500(5) Index -- Initial Class                   4.47      6.48     (3.97)     8.09         8.24
MainStay VP Small Cap Growth -- Initial Class                   6.18      7.83       N/A       N/A         0.89
MainStay VP Total Return -- Initial Class                       5.40      5.38     (3.36)     5.72         6.00
MainStay VP Value -- Initial Class                              7.10      5.13      4.87      7.08         7.19
MFS(R) Investors Trust Series -- Initial Class                  6.95      5.33     (3.58)      N/A        (1.10)
MFS(R) Research Series -- Initial Class                         9.46      7.24     (6.31)      N/A         0.14
MFS(R) Utilities Series -- Initial Class                       31.00     21.02      1.51     11.58         5.69
Neuberger Berman AMT Mid-Cap Growth -- Class I                  9.02      7.58     (9.12)      N/A        (0.32)
Royce Micro-Cap Portfolio                                       2.90      9.22     14.12       N/A         6.46
Royce Small-Cap Portfolio                                      16.31     12.99     15.81       N/A         7.95
T. Rowe Price Equity Income Portfolio -- I                      7.99      7.46      6.53      9.75         4.57
Van Eck Worldwide Hard Assets                                  38.29     21.28     12.73      6.27         8.71
Van Kampen UIF Emerging Markets Equity -- Class I              31.90     18.31     (0.18)      N/A         3.34
Victory VIF Diversified Stock -- Class A Shares                 4.63      7.48      0.65       N/A        10.12

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003              1         3         5        10        DIVISION
                    INVESTMENT DIVISIONS                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           2.85     10.40    (10.37)     1.74         0.21
Calvert Social Balanced                                        (0.96)     4.15     (2.07)     5.84         6.01
Colonial Small Cap Value Fund -- Class B Shares                 2.63     11.21     12.17       N/A        (2.33)
Dreyfus IP Technology Growth -- Initial Shares                (10.87)     2.81    (19.82)      N/A        (6.53)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  3.96      8.47      0.59     10.44         9.22
Fidelity(R) VIP Equity-Income -- Initial Class                 (1.69)     4.70      2.41      7.91         6.51
Fidelity(R) VIP Mid Cap -- Service Class 2                     12.23     13.97      8.43       N/A        17.84
Janus Aspen Series Balanced -- Institutional Shares            (0.26)     2.98     (0.68)     9.86         8.66
Janus Aspen Series Worldwide Growth -- Institutional Shares    (2.93)    (1.00)   (11.73)     7.63         4.46
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (3.65)
MainStay VP Basic Value -- Initial Class                       (0.56)     3.61      0.45       N/A         1.39
MainStay VP Bond -- Initial Class                              (1.71)     2.48      4.91      4.97         4.93
MainStay VP Capital Appreciation -- Initial Class              (4.77)     0.33    (11.39)     4.73         5.13
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.69%                                                         (6.09)    (2.49)    (0.17)     2.24         2.26
MainStay VP Common Stock -- Initial Class                       0.44      3.42     (5.67)     8.07         8.26
MainStay VP Convertible -- Initial Class                       (2.74)     4.59     (1.41)      N/A         6.57
MainStay VP Developing Growth -- Initial Class                 (4.41)     1.88     (4.67)      N/A        (2.12)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (6.88)
MainStay VP Government -- Initial Class                        (2.01)     0.96      3.98      4.58         4.59
MainStay VP Growth -- Initial Class                           (10.21)    (2.34)   (12.66)      N/A         1.77
MainStay VP High Yield Corporate Bond -- Initial Class          1.51     12.76      6.45      8.39         8.39
MainStay VP Income & Growth -- Initial Class                   (0.24)     5.77     (2.45)      N/A         1.53
MainStay VP International Equity -- Initial Class               5.00      7.37     (0.00)     6.26         5.93
MainStay VP Mid Cap Core -- Service Class                      13.06     12.01       N/A       N/A        18.59
MainStay VP Mid Cap Growth -- Service Class                    14.53      9.07       N/A       N/A        19.96
MainStay VP Mid Cap Value -- Initial Class                      3.14      5.74       N/A       N/A         3.87
MainStay VP S&P 500(5) Index -- Initial Class                  (2.11)     4.38     (4.85)     8.09         8.24
MainStay VP Small Cap Growth -- Initial Class                  (0.51)     5.79       N/A       N/A        (0.50)
MainStay VP Total Return -- Initial Class                      (1.24)     3.24     (4.24)     5.72         6.00
MainStay VP Value -- Initial Class                              0.35      2.97      4.03      7.08         7.19
MFS(R) Investors Trust Series -- Initial Class                  0.21      3.18     (4.46)      N/A        (1.10)
MFS(R) Research Series -- Initial Class                         2.56      5.17     (7.17)      N/A         0.14
MFS(R) Utilities Series -- Initial Class                       24.00     19.41      0.58     11.58         4.37
Neuberger Berman AMT Mid-Cap Growth -- Class I                  2.15      5.53     (9.95)      N/A        (1.71)
Royce Micro-Cap Portfolio                                      (3.58)     7.23     13.52       N/A        (0.25)
Royce Small-Cap Portfolio                                       9.31     11.14     15.25       N/A         1.15
T. Rowe Price Equity Income Portfolio -- I                      1.18      5.41      5.74      9.75         4.57
Van Eck Worldwide Hard Assets                                  31.29     19.67     12.10      6.27         8.71
Van Kampen UIF Emerging Markets Equity -- Class I              24.90     16.62     (1.10)      N/A         3.34
Victory VIF Diversified Stock -- Class A Shares                (1.96)     5.42     (0.27)      N/A         4.04

--------------------------------------------------------------------------------------------
                                                                Negative numbers appear in
                                                                       parentheses.


--------------------------------------------------------------------------------------------
                                                                Negative numbers appear in parentheses.


--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.40%. A POLICY SERVICE FEE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

(1) The MainStay Plus Variable Annuity was first offered for sale on May 1, 1995. The MainStay Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, and MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

SMRU# 00309727CV

MAINSTAY ACCESS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION      1
INVESTMENT DIVISIONS                                            DATE       DATE(1)     MONTH
Alger American Small Capitalization -- Class O Shares          9/21/88      3/13/00    4.93
Calvert Social Balanced                                         9/2/86      3/13/00    0.45
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04    3.97
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/2/01    (3.09)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      3/13/00    1.69
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      3/13/00    0.72
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03    2.73
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      3/13/00    0.43
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      3/13/00    0.07
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05    1.41
MainStay VP Basic Value -- Initial Class                        5/1/98      3/13/00    0.64
MainStay VP Bond -- Initial Class                              1/23/84      3/13/00    0.48
MainStay VP Capital Appreciation -- Initial Class              1/29/93      3/13/00    1.85
MainStay VP Cash Management(3) -- Current 7-day yield is
 0.62%                                                         1/29/93      3/13/00    0.08
MainStay VP Common Stock -- Initial Class                      1/23/84      3/13/00    1.00
MainStay VP Convertible -- Initial Class                       10/1/96      3/13/00    1.61
MainStay VP Developing Growth -- Initial Class                  5/1/98      3/13/00    3.92
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05    0.45
MainStay VP Government -- Initial Class                        1/29/93      3/13/00    0.37
MainStay VP Growth -- Initial Class                             5/1/98      3/13/00    (1.76)
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      3/13/00    1.37
MainStay VP Income & Growth -- Initial Class                    5/1/98      3/13/00    0.25
MainStay VP International Equity -- Initial Class               5/1/95      3/13/00    1.10
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04    3.40
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04    2.96
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/2/01    3.09
MainStay VP S&P 500(4) Index -- Initial Class                  1/29/93      3/13/00    (0.04)
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/2/01    3.19
MainStay VP Total Return -- Initial Class                      1/29/93      3/13/00    1.37
MainStay VP Value -- Initial Class                              5/1/95      3/13/00    1.20
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      3/13/00    0.49
MFS(R) Research Series -- Initial Class                        7/26/95      3/13/00    2.14
MFS(R) Utilities Series -- Initial Class                        1/3/95       7/2/01    4.28
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97       7/2/01    2.17
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05    3.78
Royce Small-Cap Portfolio                                     12/27/96       5/2/05    3.17
T. Rowe Price Equity Income Portfolio -- I                     3/31/94      3/13/00    0.01
Van Eck Worldwide Hard Assets                                   9/1/89      3/13/00    9.77
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      3/13/00    3.24
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04    1.00
--------------------------------------------------------------------------------------------
                                                                Negative numbers appear in
                                                                       parentheses.

                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(2)
Alger American Small Capitalization -- Class O Shares           9.61     12.11     (9.68)     1.59        (6.43)
Calvert Social Balanced                                         5.54      6.10     (1.32)     5.68        (1.32)
Colonial Small Cap Value Fund -- Class B Shares                 9.37     12.90     12.63       N/A         0.74
Dreyfus IP Technology Growth -- Initial Shares                 (5.02)     4.82    (19.20)      N/A        (0.46)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 10.78     10.25      1.37     10.28         2.46
Fidelity(R) VIP Equity-Income -- Initial Class                  4.76      6.62      3.15      7.75         2.36
Fidelity(R) VIP Mid Cap -- Service Class 2                     19.05     15.57      8.98       N/A        16.61
Janus Aspen Series Balanced -- Institutional Shares             6.29      4.98      0.09      9.70         1.30
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.44      1.02    (11.04)     7.47        (8.86)
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         2.48
MainStay VP Basic Value -- Initial Class                        5.97      5.58      1.23       N/A         0.41
MainStay VP Bond -- Initial Class                               4.74      4.50      5.56      4.81         5.64
MainStay VP Capital Appreciation -- Initial Class               1.49      2.37    (10.70)     4.58        (8.88)
MainStay VP Cash Management(3) -- Current 7-day yield is
 0.62%                                                          0.07     (0.50)     0.60      2.08         0.65
MainStay VP Common Stock -- Initial Class                       7.03      5.40     (4.94)     7.91        (4.89)
MainStay VP Convertible -- Initial Class                        3.64      6.52     (0.65)      N/A        (0.32)
MainStay VP Developing Growth -- Initial Class                  1.86      3.92     (3.94)      N/A        (3.97)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (0.10)
MainStay VP Government -- Initial Class                         4.43      3.02      4.67      4.42         4.59
MainStay VP Growth -- Initial Class                            (4.31)    (0.35)   (11.98)      N/A        (8.56)
MainStay VP High Yield Corporate Bond -- Initial Class          8.18     14.39      7.06      8.23         7.26
MainStay VP Income & Growth -- Initial Class                    6.31      7.65     (1.70)      N/A        (1.65)
MainStay VP International Equity -- Initial Class              11.83      9.19      0.77      6.11         1.76
MainStay VP Mid Cap Core -- Service Class                      19.88     13.66       N/A       N/A         7.24
MainStay VP Mid Cap Growth -- Service Class                    21.35     10.83       N/A       N/A         7.44
MainStay VP Mid Cap Value -- Initial Class                      9.91      7.62       N/A       N/A         4.99
MainStay VP S&P 500(4) Index -- Initial Class                   4.31      6.32     (4.12)     7.93        (3.33)
MainStay VP Small Cap Growth -- Initial Class                   6.02      7.67       N/A       N/A         1.52
MainStay VP Total Return -- Initial Class                       5.24      5.22     (3.50)     5.57        (3.71)
MainStay VP Value -- Initial Class                              6.94      4.97      4.71      6.92         3.23
MFS(R) Investors Trust Series -- Initial Class                  6.79      5.17     (3.73)      N/A        (3.91)
MFS(R) Research Series -- Initial Class                         9.29      7.08     (6.45)      N/A        (6.43)
MFS(R) Utilities Series -- Initial Class                       30.80     20.84      1.36     11.41        11.34
Neuberger Berman AMT Mid-Cap Growth -- Class I                  8.86      7.42     (9.26)      N/A         0.47
Royce Micro-Cap Portfolio                                       2.75      9.05     13.95       N/A         7.50
Royce Small-Cap Portfolio                                      16.14     12.83     15.64       N/A         2.19
T. Rowe Price Equity Income Portfolio -- I                      7.83      7.30      6.37      9.59         5.47
Van Eck Worldwide Hard Assets                                  38.08     21.10     12.56      6.11        12.94
Van Kampen UIF Emerging Markets Equity -- Class I              31.70     18.13     (0.34)      N/A        (0.85)
Victory VIF Diversified Stock -- Class A Shares                 4.27      7.10      0.30       N/A        (0.70)
--------------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.55%. A POLICY SERVICE FEE OF $40 IS NOT INCLUDED IN THESE CHARGES BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000. NO CONTINGENT DEFERRED SALES CHARGES ARE ASSESSED UNDER THE MAINSTAY ACCESS VARIABLE ANNUITY. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY ACCESS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

* Effective October 14, 2002, New York Life is not accepting any new business in MainStay Access Variable Annuity policies and effective April 8, 2003, New York Life is not accepting any additional premiums payments in existing MainStay Access Variable Annuity policies. Policyholders can continue to reallocate their current premiums within MainStay Access Variable Annuity Investment Divisions and New York Life will continue to service existing policies.

(1) The MainStay Access Variable Annuity was first offered for sale on March 13, 2000. The MainStay Access Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    These classes/shares were discontinued for new sales June 1, 2003, except for Fidelity(R) VIP Mid Cap -- Service Class 2, which was added as an Investment Division on September 8, 2003, the Victory VIF Diversified
    Stock -- Class A Shares, which was added as an Investment Division on May 1, 2004, and MainStay VP Mid Cap Core -- Service Class and MainStay VP Mid Cap Growth -- Service Class, which were added on June 2, 2003 as Investment Divisions of NYLIAC Variable Annuity Separate Account III but not made available as an Investment Division available through the MainStay Access Variable Annuity until May 1, 2004.

    Beginning June 2, 2003, new classes/shares of Investment Divisions were offered that impose a 12b-1 fee, except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose the 12b-1 fee.

(2) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(3) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(4) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

SMRU# 00309727CV

MAINSTAY PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.58%                                                         1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth -- Service Class                             6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05
Royce Small-Cap Portfolio                                     12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                              ASSUMING NO SURRENDER(%)(2)
                                                                                                                 SINCE
                                                                                                               INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1        1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH   YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         4.86      9.30     11.77       N/A      N/A         18.63
Calvert Social Balanced                                       0.45      5.49      6.04     (1.37)    5.63         (1.97)
Colonial Small Cap Value Fund -- Class B Shares               3.97      9.32     12.84     12.57      N/A          3.74
Dreyfus IP Technology Growth -- Service Shares                (3.13)   (5.22)     4.50       N/A      N/A          3.36
Fidelity(R) VIP Contrafund(R) -- Service Class 2              1.66     10.45      9.93      1.06     9.96         15.50
Fidelity(R) VIP Equity-Income -- Service Class 2              0.73      4.45      6.31      2.84     7.52         10.07
Fidelity(R) VIP Mid Cap -- Service Class 2                    2.72     18.99     15.51      8.92      N/A         21.07
Janus Aspen Series Balanced -- Service Shares                 0.34      5.91      4.66     (0.21)     N/A          6.12
Janus Aspen Series Worldwide Growth -- Service Shares         0.03      3.11      0.73    (11.33)     N/A          6.18
MainStay VP Balanced -- Service Class                         1.37       N/A       N/A       N/A      N/A          2.81
MainStay VP Basic Value -- Service Class                      0.62      5.65      5.27      0.93      N/A         10.11
MainStay VP Bond -- Service Class                             0.45      4.42      4.19      5.25     4.49          1.20
MainStay VP Capital Appreciation -- Service Class             1.83      1.18      2.07    (10.97)    4.25          6.64
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.58%                                                        0.08      0.02     (0.55)     0.55     2.03          0.48
MainStay VP Common Stock -- Service Class                     0.97      6.71      5.09     (5.22)    7.59         10.64
MainStay VP Convertible -- Service Class                      1.58      3.33      6.21     (0.93)     N/A          6.45
MainStay VP Developing Growth -- Service Class                3.90      1.56      3.61     (4.22)     N/A          8.37
MainStay VP Floating Rate -- Service Class                    0.45       N/A       N/A       N/A      N/A         (0.63)
MainStay VP Government -- Service Class                       0.34      4.11      2.72      4.36     4.10         (0.10)
MainStay VP Growth -- Service Class                           (1.78)   (4.60)    (0.64)   (12.25)     N/A          0.17
MainStay VP High Yield Corporate Bond -- Service Class        1.34      7.86     14.06      6.75     7.92         11.14
MainStay VP Income & Growth -- Service Class                  0.22      5.99      7.34     (1.98)     N/A         11.74
MainStay VP International Equity -- Service Class             1.08     11.50      8.87      0.47     5.79         14.19
MainStay VP Mid Cap Core -- Service Class                     3.39     19.82     13.61       N/A      N/A         20.81
MainStay VP Mid Cap Growth -- Service Class                   2.96     21.28     10.77       N/A      N/A         21.31
MainStay VP Mid Cap Value -- Service Class                    3.06      9.59      7.31       N/A      N/A         15.81
MainStay VP S&P 500(5) Index -- Service Class                 (0.06)    4.00      6.00     (4.40)    7.60          8.85
MainStay VP Small Cap Growth -- Service Class                 3.16      5.71      7.35       N/A      N/A         14.38
MainStay VP Total Return -- Service Class                     1.34      4.93      4.92     (3.79)    5.24          5.96
MainStay VP Value -- Service Class                            1.17      6.62      4.66      4.41     6.59         11.87
MFS(R) Investors Trust Series -- Service Class                0.43      6.44      4.85     (4.01)     N/A          8.29
MFS(R) Research Series -- Service Class                       2.14      9.00      6.78     (6.70)     N/A         11.11
MFS(R) Utilities Series -- Service Class                      4.21     30.40     20.50      1.07      N/A         26.91
Neuberger Berman AMT Mid-Cap Growth -- Class S                2.18      8.55       N/A       N/A      N/A         12.68
Royce Micro-Cap Portfolio                                     3.77      2.70      9.00     13.89      N/A          5.49
Royce Small-Cap Portfolio                                     3.17     16.08     12.77     15.58      N/A          4.73
T. Rowe Price Equity Income Portfolio -- II                   (0.04)    7.49      6.96       N/A      N/A         11.03
Van Eck Worldwide Hard Assets                                 9.77     38.01     21.04     12.51     6.06         13.58
Van Kampen UIF Emerging Markets Equity -- Class II            3.15     31.56       N/A       N/A      N/A         28.75
Victory VIF Diversified Stock -- Class A Shares               1.02      4.43      7.26      0.45      N/A          9.05
------------------------------------------------------------------------------------
                                                                        Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           1.43      9.59       N/A      N/A         15.36
Calvert Social Balanced                                        (2.11)     3.62     (2.64)    5.63         (3.28)
Colonial Small Cap Value Fund -- Class B Shares                 1.44     10.71     11.69      N/A         (3.73)
Dreyfus IP Technology Growth -- Service Shares                (12.05)     2.00       N/A      N/A         (0.30)
Fidelity(R) VIP Contrafund(R) -- Service Class 2                2.50      7.67     (0.25)    9.96         12.14
Fidelity(R) VIP Equity-Income -- Service Class 2               (3.07)     3.89      1.56     7.52          6.49
Fidelity(R) VIP Mid Cap -- Service Class 2                     10.99     13.48      7.91      N/A         17.16
Janus Aspen Series Balanced -- Service Shares                  (1.72)     2.17     (1.50)     N/A          2.40
Janus Aspen Series Worldwide Growth -- Service Shares          (4.31)    (1.75)   (12.48)     N/A          2.49
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A      N/A         (4.59)
MainStay VP Basic Value -- Service Class                       (1.95)     2.81     (0.37)     N/A          6.48
MainStay VP Bond -- Service Class                              (3.09)     1.67      4.08     4.49         (2.39)
MainStay VP Capital Appreciation -- Service Class              (6.10)    (0.44)   (12.12)    4.25          2.94
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.58%                                                         (7.18)    (3.00)    (0.75)    2.03         (0.85)
MainStay VP Common Stock -- Service Class                      (0.97)     2.61     (6.45)    7.59          7.11
MainStay VP Convertible -- Service Class                       (4.11)     3.79     (2.22)     N/A          2.75
MainStay VP Developing Growth -- Service Class                 (5.75)     1.06     (5.46)     N/A          4.70
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A      N/A         (7.79)
MainStay VP Government -- Service Class                        (3.38)     0.19      3.15     4.10         (3.67)
MainStay VP Growth -- Service Class                           (11.47)    (3.08)   (13.38)     N/A         (3.38)
MainStay VP High Yield Corporate Bond -- Service Class          0.09     11.98      5.65     7.92          7.63
MainStay VP Income & Growth -- Service Class                   (1.64)     4.98     (3.25)     N/A          8.15
MainStay VP International Equity -- Service Class               3.50      6.57     (0.82)    5.79         10.74
MainStay VP Mid Cap Core -- Service Class                      11.82     11.50       N/A      N/A         17.61
MainStay VP Mid Cap Growth -- Service Class                    13.28      8.56       N/A      N/A         18.13
MainStay VP Mid Cap Value -- Service Class                      1.70      4.94       N/A      N/A         12.43
MainStay VP S&P 500(5) Index -- Service Class                  (3.49)     3.58     (5.63)    7.60          5.26
MainStay VP Small Cap Growth -- Service Class                  (1.90)     4.99       N/A      N/A         10.96
MainStay VP Total Return -- Service Class                      (2.63)     2.43     (5.03)    5.24          2.23
MainStay VP Value -- Service Class                             (1.06)     2.17      3.20     6.59          8.39
MFS(R) Investors Trust Series -- Service Class                 (1.22)     2.36     (5.25)     N/A          4.68
MFS(R) Research Series -- Service Class                         1.15      4.39     (7.90)     N/A          7.61
MFS(R) Utilities Series -- Service Class                       22.40     18.63     (0.23)     N/A         23.41
Neuberger Berman AMT Mid-Cap Growth -- Class S                  0.73       N/A       N/A      N/A          9.08
Royce Micro-Cap Portfolio                                      (4.70)     6.71     13.05      N/A         (2.11)
Royce Small-Cap Portfolio                                       8.08     10.63     14.78      N/A         (2.81)
T. Rowe Price Equity Income Portfolio -- II                    (0.25)     4.58       N/A      N/A          7.52
Van Eck Worldwide Hard Assets                                  30.01     19.19     11.62     6.06         12.61
Van Kampen UIF Emerging Markets Equity -- Class II             23.56       N/A       N/A      N/A         25.68
Victory VIF Diversified Stock -- Class A Shares                (3.09)     4.89     (0.85)     N/A          2.11
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.60% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

                                                                                       ASSUMING NO SURRENDER(%)(2)
                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003           INCEPTION   INCEPTION      1
                    INVESTMENT DIVISIONS                        DATE       DATE(1)     MONTH
Alger American Small Capitalization -- Class O Shares          9/21/88      7/10/00    4.93
Calvert Social Balanced                                         9/2/86      7/10/00    0.45
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04    3.97
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/2/01    (3.09)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      7/10/00    1.68
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      7/10/00    0.72
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03    2.72
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      7/10/00    0.43
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      7/10/00    0.07
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05    1.37
MainStay VP Basic Value -- Initial Class                        5/1/98      7/10/00    0.64
MainStay VP Bond -- Initial Class                              1/23/84      7/10/00    0.47
MainStay VP Capital Appreciation -- Initial Class              1/29/93      7/10/00    1.85
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.58%                                                         1/29/93      7/10/00    0.08
MainStay VP Common Stock -- Initial Class                      1/23/84      7/10/00    0.99
MainStay VP Convertible -- Initial Class                       10/1/96      7/10/00    1.60
MainStay VP Developing Growth -- Initial Class                  5/1/98      7/10/00    3.92
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05    0.45
MainStay VP Government -- Initial Class                        1/29/93      7/10/00    0.36
MainStay VP Growth -- Initial Class                             5/1/98      7/10/00    (1.76)
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      7/10/00    1.36
MainStay VP Income & Growth -- Initial Class                    5/1/98      7/10/00    0.24
MainStay VP International Equity -- Initial Class               5/1/95      7/10/00    1.10
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04    3.39
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04    2.96
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/2/01    3.09
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93      7/10/00    (0.04)
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/2/01    3.19
MainStay VP Total Return -- Initial Class                      1/29/93      7/10/00    1.36
MainStay VP Value -- Initial Class                              5/1/95      7/10/00    1.19
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      7/10/00    0.49
MFS(R) Research Series -- Initial Class                        7/26/95      7/10/00    2.13
MFS(R) Utilities Series -- Initial Class                        1/3/95       7/2/01    4.28
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97       7/2/01    2.17
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05    3.77
Royce Small-Cap Portfolio                                     12/27/96       5/2/05    3.17
T. Rowe Price Equity Income Portfolio -- I                     3/31/94      7/10/00    0.00
Van Eck Worldwide Hard Assets                                   9/1/89      7/10/00    9.77
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      7/10/00    3.23
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04    1.02
--------------------------------------------------------------------------------------------
                                                                Negative numbers appear in
                                                                       parentheses.

                                                                        ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003              1         3         5        10        DIVISION
                    INVESTMENT DIVISIONS                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           9.55     12.06     (9.72)     1.54        (8.14)
Calvert Social Balanced                                         5.49      6.04     (1.37)     5.63        (1.97)
Colonial Small Cap Value Fund -- Class B Shares                 9.32     12.84     12.57       N/A         3.74
Dreyfus IP Technology Growth -- Initial Shares                 (5.07)     4.76    (19.24)      N/A        (4.97)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 10.73     10.20      1.32     10.22         1.72
Fidelity(R) VIP Equity-Income -- Initial Class                  4.71      6.57      3.10      7.69         2.10
Fidelity(R) VIP Mid Cap -- Service Class 2                     18.99     15.51      8.92       N/A        21.07
Janus Aspen Series Balanced -- Institutional Shares             6.24      4.93      0.04      9.65         0.10
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.39      0.97    (11.09)     7.42       (10.78)
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         2.81
MainStay VP Basic Value -- Initial Class                        5.92      5.53      1.18       N/A         0.14
MainStay VP Bond -- Initial Class                               4.68      4.45      5.51      4.76         5.39
MainStay VP Capital Appreciation -- Initial Class               1.43      2.32    (10.75)     4.53       (10.91)
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.58%                                                          0.02     (0.55)     0.55      2.03         0.48
MainStay VP Common Stock -- Initial Class                       6.97      5.34     (4.99)     7.85        (4.94)
MainStay VP Convertible -- Initial Class                        3.58      6.47     (0.70)      N/A        (1.24)
MainStay VP Developing Growth -- Initial Class                  1.81      3.87     (3.98)      N/A        (3.90)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (0.63)
MainStay VP Government -- Initial Class                         4.37      2.97      4.62      4.37         4.49
MainStay VP Growth -- Initial Class                            (4.36)    (0.40)   (12.03)      N/A       (11.77)
MainStay VP High Yield Corporate Bond -- Initial Class          8.12     14.33      7.00      8.18         7.18
MainStay VP Income & Growth -- Initial Class                    6.25      7.60     (1.75)      N/A        (2.08)
MainStay VP International Equity -- Initial Class              11.77      9.14      0.72      6.05         1.81
MainStay VP Mid Cap Core -- Service Class                      19.82     13.61       N/A       N/A        20.81
MainStay VP Mid Cap Growth -- Service Class                    21.28     10.77       N/A       N/A        21.31
MainStay VP Mid Cap Value -- Initial Class                      9.86      7.57       N/A       N/A         5.38
MainStay VP S&P 500(5) Index -- Initial Class                   4.26      6.26     (4.16)     7.88        (4.02)
MainStay VP Small Cap Growth -- Initial Class                   5.97      7.62       N/A       N/A         0.70
MainStay VP Total Return -- Initial Class                       5.19      5.17     (3.55)     5.51        (4.72)
MainStay VP Value -- Initial Class                              6.88      4.92      4.66      6.86         2.42
MFS(R) Investors Trust Series -- Initial Class                  6.74      5.12     (3.77)      N/A        (4.38)
MFS(R) Research Series -- Initial Class                         9.24      7.03     (6.50)      N/A        (7.51)
MFS(R) Utilities Series -- Initial Class                       30.74     20.78      1.31     11.36         3.96
Neuberger Berman AMT Mid-Cap Growth -- Class I                  8.80      7.37     (9.30)      N/A         0.57
Royce Micro-Cap Portfolio                                       2.70      9.00     13.89       N/A         5.49
Royce Small-Cap Portfolio                                      16.08     12.77     15.58       N/A         4.73
T. Rowe Price Equity Income Portfolio -- I                      7.77      7.25      6.31      9.53         5.20
Van Eck Worldwide Hard Assets                                  38.01     21.04     12.51      6.06        13.58
Van Kampen UIF Emerging Markets Equity -- Class I              31.64     18.07     (0.39)      N/A         2.25
Victory VIF Diversified Stock -- Class A Shares                 4.43      7.26      0.45       N/A         9.05
--------------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003              1         3         5        10        DIVISION
                    INVESTMENT DIVISIONS                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           1.66      9.89    (10.89)     1.54        (9.35)
Calvert Social Balanced                                        (2.11)     3.62     (2.64)     5.63        (3.28)
Colonial Small Cap Value Fund -- Class B Shares                 1.44     10.71     11.69       N/A        (3.73)
Dreyfus IP Technology Growth -- Initial Shares                (11.90)     2.27    (20.29)      N/A        (6.75)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  2.76      7.96      0.01     10.22         0.39
Fidelity(R) VIP Equity-Income -- Initial Class                 (2.83)     4.17      1.83      7.69         0.76
Fidelity(R) VIP Mid Cap -- Service Class 2                     10.99     13.48      7.91       N/A        17.16
Janus Aspen Series Balanced -- Institutional Shares            (1.41)     2.45     (1.25)     9.65        (1.22)
Janus Aspen Series Worldwide Growth -- Institutional Shares    (4.05)    (1.52)   (12.24)     7.42       (11.95)
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (4.59)
MainStay VP Basic Value -- Initial Class                       (1.71)     3.08     (0.13)      N/A        (1.19)
MainStay VP Bond -- Initial Class                              (2.85)     1.94      4.36      4.76         4.18
MainStay VP Capital Appreciation -- Initial Class              (5.87)    (0.20)   (11.90)     4.53       (12.08)
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.58%                                                         (7.18)    (3.00)    (0.75)     2.03        (0.85)
MainStay VP Common Stock -- Initial Class                      (0.73)     2.88     (6.22)     7.85        (6.19)
MainStay VP Convertible -- Initial Class                       (3.87)     4.06     (1.98)      N/A        (2.56)
MainStay VP Developing Growth -- Initial Class                 (5.52)     1.33     (5.23)      N/A        (5.17)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (7.79)
MainStay VP Government -- Initial Class                        (3.14)     0.44      3.42      4.37         3.22
MainStay VP Growth -- Initial Class                           (11.25)    (2.85)   (13.16)      N/A       (12.93)
MainStay VP High Yield Corporate Bond -- Initial Class          0.34     12.26      5.91      8.18         6.06
MainStay VP Income & Growth -- Initial Class                   (1.40)     5.24     (3.02)      N/A        (3.37)
MainStay VP International Equity -- Initial Class               3.77      6.85     (0.58)     6.05         0.47
MainStay VP Mid Cap Core -- Service Class                      11.82     11.50       N/A       N/A        17.61
MainStay VP Mid Cap Growth -- Service Class                    13.28      8.56       N/A       N/A        18.13
MainStay VP Mid Cap Value -- Initial Class                      1.95      5.21       N/A       N/A         3.62
MainStay VP S&P 500(5) Index -- Initial Class                  (3.25)     3.85     (5.40)     7.88        (5.28)
MainStay VP Small Cap Growth -- Initial Class                  (1.66)     5.26       N/A       N/A        (1.19)
MainStay VP Total Return -- Initial Class                      (2.39)     2.70     (4.80)     5.51        (5.99)
MainStay VP Value -- Initial Class                             (0.81)     2.44      3.47      6.86         1.06
MFS(R) Investors Trust Series -- Initial Class                 (0.95)     2.65     (5.02)      N/A        (5.65)
MFS(R) Research Series -- Initial Class                         1.37      4.65     (7.71)      N/A        (8.74)
MFS(R) Utilities Series -- Initial Class                       22.74     18.92     (0.00)    11.36         2.13
Neuberger Berman AMT Mid-Cap Growth -- Class I                  0.97      5.00    (10.47)      N/A        (1.38)
Royce Micro-Cap Portfolio                                      (4.70)     6.71     13.05       N/A        (2.11)
Royce Small-Cap Portfolio                                       8.08     10.63     14.78       N/A        (2.81)
T. Rowe Price Equity Income Portfolio -- I                      0.01      4.88      5.20      9.53         3.99
Van Eck Worldwide Hard Assets                                  30.01     19.19     11.62      6.06        12.61
Van Kampen UIF Emerging Markets Equity -- Class I              23.64     16.12     (1.67)      N/A         0.88
Victory VIF Diversified Stock -- Class A Shares                (3.09)     4.89     (0.85)      N/A         2.11
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.60% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

(1) The MainStay Premium Plus Variable Annuity was first offered for sale on July 10, 2000. The MainStay Premium Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, and MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

MainStay Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Fees and charges for a policy with a credit may be higher than those for other policies, and over time, the amount of the credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a MainStay Premium Plus Variable Annuity is less advantageous than the purchase of another MainStay variable annuity which may have lower fees but no credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

Product not available in all states.

SMRU# 00309727CV

MAINSTAY PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

                                                                         INVESTMENT
                                                             PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003              INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                           DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares          5/1/02       6/2/03
Calvert Social Balanced                                        9/2/86       6/2/03
Colonial Small Cap Value Fund -- Class B Shares                6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares               12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2              1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2              1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                    1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares        12/31/99       6/2/03
MainStay VP Balanced -- Service Class                          5/2/05       5/2/05
MainStay VP Basic Value -- Service Class                       6/2/03       6/2/03
MainStay VP Bond -- Service Class                              6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class              6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.67%                                                        1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                      6/2/03       6/2/03
MainStay VP Convertible -- Service Class                       6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                 6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                     5/2/05       5/2/05
MainStay VP Government -- Service Class                        6/2/03       6/2/03
MainStay VP Growth -- Service Class                            6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class         6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                   6/2/03       6/2/03
MainStay VP International Equity -- Service Class              6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                      6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                    6/2/03       5/3/04
MainStay VP Mid Cap Value -- Service Class                     6/2/03       6/2/03
MainStay VP S&P 500(5) Index -- Service Class                  6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Total Return -- Service Class                      6/2/03       6/2/03
MainStay VP Value -- Service Class                             6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                 5/1/00       6/2/03
MFS(R) Research Series -- Service Class                        5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                       5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                2/18/03       6/2/03
Royce Micro-Cap Portfolio                                    12/27/96       5/2/05
Royce Small-Cap Portfolio                                    12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                   4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                  9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II            1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                7/1/99       5/1/04
-----------------------------------------------------------------------------------
                                                                Negative numbers
                                                             appear in parentheses.

                                                                             ASSUMING NO SURRENDER(%)(2)
                                                                                                                SINCE
                                                                                                              INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                1        1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         MONTH   YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares        4.88      9.46     11.94       N/A      N/A         18.77
Calvert Social Balanced                                      0.46      5.65      6.20     (1.22)    5.78          5.16
Colonial Small Cap Value Fund -- Class B Shares              3.98      9.48     13.01     12.74      N/A          3.58
Dreyfus IP Technology Growth -- Service Shares               (3.12)   (5.08)     4.65       N/A      N/A          3.51
Fidelity(R) VIP Contrafund(R) -- Service Class 2             1.67     10.62     10.09      1.21    10.12         16.69
Fidelity(R) VIP Equity-Income -- Service Class 2             0.74      4.61      6.47      2.99     7.69         10.59
Fidelity(R) VIP Mid Cap -- Service Class 2                   2.74     19.17     15.68      9.09      N/A         22.11
Janus Aspen Series Balanced -- Service Shares                0.36      6.07      4.82     (0.06)     N/A          5.93
Janus Aspen Series Worldwide Growth -- Service Shares        0.04      3.27      0.88    (11.20)     N/A          6.28
MainStay VP Balanced -- Service Class                        1.38       N/A       N/A       N/A      N/A          2.84
MainStay VP Basic Value -- Service Class                     0.63      5.81      5.43      1.08      N/A         10.14
MainStay VP Bond -- Service Class                            0.46      4.58      4.35      5.41     4.64          1.35
MainStay VP Capital Appreciation -- Service Class            1.84      1.33      2.22    (10.84)    4.41          6.16
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.67%                                                       0.09      0.17     (0.40)     0.70     2.19         (0.38)
MainStay VP Common Stock -- Service Class                    0.98      6.87      5.24     (5.08)    7.75         11.03
MainStay VP Convertible -- Service Class                     1.59      3.49      6.37     (0.79)     N/A          6.10
MainStay VP Developing Growth -- Service Class               3.91      1.71      3.77     (4.08)     N/A          9.03
MainStay VP Floating Rate -- Service Class                   0.46       N/A       N/A       N/A      N/A         (0.61)
MainStay VP Government -- Service Class                      0.35      4.27      2.87      4.52     4.26          0.32
MainStay VP Growth -- Service Class                          (1.77)   (4.46)    (0.49)   (12.12)     N/A          0.32
MainStay VP High Yield Corporate Bond -- Service Class       1.35      8.02     14.24      6.91     8.08         11.80
MainStay VP Income & Growth -- Service Class                 0.23      6.15      7.50     (1.84)     N/A         11.39
MainStay VP International Equity -- Service Class            1.09     11.66      9.03      0.63     5.95         14.44
MainStay VP Mid Cap Core -- Service Class                    3.41     20.00     13.78       N/A      N/A         20.99
MainStay VP Mid Cap Growth -- Service Class                  2.97     21.47     10.94       N/A      N/A         21.49
MainStay VP Mid Cap Value -- Service Class                   3.08      9.75      7.47       N/A      N/A         15.22
MainStay VP S&P 500(5) Index -- Service Class                (0.05)    4.16      6.16     (4.25)    7.76          9.21
MainStay VP Small Cap Growth -- Service Class                3.18      5.87      7.51       N/A      N/A         13.01
MainStay VP Total Return -- Service Class                    1.35      5.08      5.07     (3.64)    5.40          6.69
MainStay VP Value -- Service Class                           1.19      6.78      4.82      4.56     6.75         13.05
MFS(R) Investors Trust Series -- Service Class               0.44      6.60      5.00     (3.86)     N/A          8.68
MFS(R) Research Series -- Service Class                      2.15      9.16      6.94     (6.56)     N/A         10.45
MFS(R) Utilities Series -- Service Class                     4.22     30.59     20.68      1.23      N/A         26.35
Neuberger Berman AMT Mid-Cap Growth -- Class S               2.20      8.71       N/A       N/A      N/A         14.53
Royce Micro-Cap Portfolio                                    3.79      2.85      9.16     14.06      N/A          3.77
Royce Small-Cap Portfolio                                    3.18     16.25     12.94     15.75      N/A          6.12
T. Rowe Price Equity Income Portfolio -- II                  (0.03)    7.65      7.12       N/A      N/A         11.55
Van Eck Worldwide Hard Assets                                9.78     38.22     21.22     12.67     6.22         18.53
Van Kampen UIF Emerging Markets Equity -- Class II           3.16     31.75       N/A       N/A      N/A         30.60
Victory VIF Diversified Stock -- Class A Shares              1.03      4.58      7.42      0.60      N/A          7.44
-----------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.

                                                                            ASSUMING SURRENDER(%)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          2.56     10.05       N/A       N/A        15.88
Calvert Social Balanced                                       (1.01)     4.09     (2.31)     5.78         3.37
Colonial Small Cap Value Fund -- Class B Shares                2.58     11.15     11.99       N/A        (2.95)
Dreyfus IP Technology Growth -- Service Shares               (11.06)     2.48       N/A       N/A         0.31
Fidelity(R) VIP Contrafund(R) -- Service Class 2               3.65      8.13      0.09     10.12        13.79
Fidelity(R) VIP Equity-Income -- Service Class 2              (1.98)     4.37      1.91      7.69         7.51
Fidelity(R) VIP Mid Cap -- Service Class 2                    12.17     13.91      8.22       N/A        18.76
Janus Aspen Series Balanced -- Service Shares                 (0.61)     2.65     (1.17)      N/A         2.71
Janus Aspen Series Worldwide Growth -- Service Shares         (3.24)    (1.29)   (12.18)      N/A         3.06
MainStay VP Balanced -- Service Class                           N/A       N/A       N/A       N/A        (3.64)
MainStay VP Basic Value -- Service Class                      (0.85)     3.29     (0.03)      N/A         7.01
MainStay VP Bond -- Service Class                             (2.01)     2.16      4.42      4.64        (1.78)
MainStay VP Capital Appreciation -- Service Class             (5.05)     0.03    (11.82)     4.41         2.94
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.67%                                                        (6.14)    (2.54)    (0.41)     2.19        (2.15)
MainStay VP Common Stock -- Service Class                      0.14      3.09     (6.13)     7.75         7.97
MainStay VP Convertible -- Service Class                      (3.03)     4.26     (1.88)      N/A         2.87
MainStay VP Developing Growth -- Service Class                (4.70)     1.55     (5.14)      N/A         5.90
MainStay VP Floating Rate -- Service Class                      N/A       N/A       N/A       N/A        (6.87)
MainStay VP Government -- Service Class                       (2.30)     0.67      3.49      4.26        (2.77)
MainStay VP Growth -- Service Class                          (10.48)    (2.63)   (13.09)      N/A        (2.78)
MainStay VP High Yield Corporate Bond -- Service Class         1.21     12.42      5.98      8.08         8.76
MainStay VP Income & Growth -- Service Class                  (0.53)     5.44     (2.92)      N/A         8.30
MainStay VP International Equity -- Service Class              4.66      7.04     (0.49)     5.95        11.47
MainStay VP Mid Cap Core -- Service Class                     13.00     11.95       N/A       N/A        18.20
MainStay VP Mid Cap Growth -- Service Class                   14.47      9.01       N/A       N/A        18.72
MainStay VP Mid Cap Value -- Service Class                     2.84      5.41       N/A       N/A        12.28
MainStay VP S&P 500(5) Index -- Service Class                 (2.40)     4.05     (5.31)     7.76         6.09
MainStay VP Small Cap Growth -- Service Class                 (0.80)     5.46       N/A       N/A        10.00
MainStay VP Total Return -- Service Class                     (1.54)     2.92     (4.71)     5.40         3.50
MainStay VP Value -- Service Class                             0.05      2.65      3.54      6.75        10.05
MFS(R) Investors Trust Series -- Service Class                (0.11)     2.84     (4.93)      N/A         5.50
MFS(R) Research Series -- Service Class                        2.28      4.86     (7.59)      N/A         7.31
MFS(R) Utilities Series -- Service Class                      23.59     19.06      0.11       N/A        23.43
Neuberger Berman AMT Mid-Cap Growth -- Class S                 1.86       N/A       N/A       N/A        11.44
Royce Micro-Cap Portfolio                                     (3.63)     7.17     13.34       N/A        (2.76)
Royce Small-Cap Portfolio                                      9.25     11.08     15.07       N/A        (0.57)
T. Rowe Price Equity Income Portfolio -- II                    0.87      5.05       N/A       N/A         8.47
Van Eck Worldwide Hard Assets                                 31.22     19.61     11.92      6.22        17.17
Van Kampen UIF Emerging Markets Equity -- Class II            24.75       N/A       N/A       N/A        28.01
Victory VIF Diversified Stock -- Class A Shares               (2.01)     5.36     (0.51)      N/A         1.55
-----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.45%. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED, IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                    INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02
Calvert Social Balanced                                         9/2/86      5/10/02
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Basic Value -- Initial Class                        5/1/98      5/10/02
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.67%                                                         1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Developing Growth -- Initial Class                  5/1/98      5/10/02
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP Growth -- Initial Class                             5/1/98      5/10/02
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
MainStay VP Income & Growth -- Initial Class                    5/1/98      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
MFS(R) Utilities Series -- Initial Class                        1/3/95      5/10/02
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97      5/10/02
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05
Royce Small-Cap Portfolio                                     12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- I                     3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                  8/31/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                              ASSUMING NO SURRENDER(%)(2)
                                                                                                                 SINCE
                                                                                                               INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      1        1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH   YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares         4.94      9.72     12.22     (9.59)     1.69        10.37
Calvert Social Balanced                                       0.46      5.65      6.20     (1.22)     5.78         5.16
Colonial Small Cap Value Fund -- Class B Shares               3.98      9.48     13.01     12.74       N/A         3.58
Dreyfus IP Technology Growth -- Initial Shares                (3.08)   (4.93)     4.92    (19.12)      N/A        (0.57)
Fidelity(R) VIP Contrafund(R) -- Initial Class                1.69     10.90     10.36      1.47     10.39         8.22
Fidelity(R) VIP Equity-Income -- Initial Class                0.73      4.87      6.73      3.25      7.85         3.95
Fidelity(R) VIP Mid Cap -- Service Class 2                    2.74     19.17     15.68      9.09       N/A        22.11
Janus Aspen Series Balanced -- Institutional Shares           0.44      6.39      5.08      0.19      9.81         3.46
Janus Aspen Series Worldwide Growth -- Institutional Shares   0.08      3.55      1.12    (10.95)     7.58        (1.73)
MainStay VP Balanced -- Service Class                         1.38       N/A       N/A       N/A       N/A         2.84
MainStay VP Basic Value -- Initial Class                      0.65      6.08      5.69      1.33       N/A         3.38
MainStay VP Bond -- Initial Class                             0.48      4.84      4.60      5.67      4.92         4.72
MainStay VP Capital Appreciation -- Initial Class             1.86      1.59      2.48    (10.61)     4.68        (1.54)
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.67%                                                        0.09      0.17     (0.40)     0.70      2.19        (0.38)
MainStay VP Common Stock -- Initial Class                     1.01      7.14      5.50     (4.85)     8.01         3.13
MainStay VP Convertible -- Initial Class                      1.62      3.74      6.63     (0.55)      N/A         4.85
MainStay VP Developing Growth -- Initial Class                3.93      1.96      4.02     (3.84)      N/A         2.82
MainStay VP Floating Rate -- Service Class                    0.46       N/A       N/A       N/A       N/A        (0.61)
MainStay VP Government -- Initial Class                       0.37      4.53      3.13      4.77      4.53         3.60
MainStay VP Growth -- Initial Class                           (1.75)   (4.22)    (0.25)   (11.89)      N/A        (3.07)
MainStay VP High Yield Corporate Bond -- Initial Class        1.38      8.28     14.51      7.16      8.34        12.21
MainStay VP Income & Growth -- Initial Class                  0.25      6.41      7.76     (1.60)      N/A         4.39
MainStay VP International Equity -- Initial Class             1.11     11.94      9.30      0.87      6.21         8.68
MainStay VP Mid Cap Core -- Service Class                     3.41     20.00     13.78       N/A       N/A        20.99
MainStay VP Mid Cap Growth -- Service Class                   2.97     21.47     10.94       N/A       N/A        21.49
MainStay VP Mid Cap Value -- Initial Class                    3.10     10.02      7.73       N/A       N/A        (0.61)
MainStay VP S&P 500(5) Index -- Initial Class                 (0.03)    4.42      6.42     (4.02)     8.04         3.38
MainStay VP Small Cap Growth -- Initial Class                 3.20      6.13      7.78       N/A       N/A         3.54
MainStay VP Total Return -- Initial Class                     1.37      5.35      5.33     (3.41)     5.67         2.75
MainStay VP Value -- Initial Class                            1.21      7.05      5.07      4.82      7.02         2.00
MFS(R) Investors Trust Series -- Initial Class                0.50      6.90      5.27     (3.63)      N/A         1.97
MFS(R) Research Series -- Initial Class                       2.14      9.40      7.19     (6.36)      N/A         3.33
MFS(R) Utilities Series -- Initial Class                      4.29     30.93     20.96      1.46     11.53        24.69
Neuberger Berman AMT Mid-Cap Growth -- Class I                2.18      8.97      7.53     (9.17)      N/A        12.65
Royce Micro-Cap Portfolio                                     3.79      2.85      9.16     14.06       N/A         3.77
Royce Small-Cap Portfolio                                     3.18     16.25     12.94     15.75       N/A         6.12
T. Rowe Price Equity Income Portfolio -- I                    0.01      7.93      7.41      6.47      9.70         4.23
Van Eck Worldwide Hard Assets                                 9.78     38.22     21.22     12.67      6.22        18.53
Van Kampen UIF Emerging Markets Equity -- Class I             3.25     31.83     18.25     (0.24)      N/A        13.30
Victory VIF Diversified Stock -- Class A Shares               1.03      4.58      7.42      0.60       N/A         7.44
------------------------------------------------------------------------------------
                                                                        Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                       1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           2.80     10.34    (10.58)     1.69         8.76
Calvert Social Balanced                                        (1.01)     4.09     (2.31)     5.78         3.37
Colonial Small Cap Value Fund -- Class B Shares                 2.58     11.15     11.99       N/A        (2.95)
Dreyfus IP Technology Growth -- Initial Shares                (10.92)     2.76    (20.01)      N/A        (2.33)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  3.91      8.41      0.35     10.39         6.56
Fidelity(R) VIP Equity-Income -- Initial Class                 (1.74)     4.64      2.17      7.85         2.14
Fidelity(R) VIP Mid Cap -- Service Class 2                     12.17     13.91      8.22       N/A        18.76
Janus Aspen Series Balanced -- Institutional Shares            (0.31)     2.93     (0.91)     9.81         1.64
Janus Aspen Series Worldwide Growth -- Institutional Shares    (2.98)    (1.05)   (11.94)     7.58        (3.46)
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (3.64)
MainStay VP Basic Value -- Initial Class                       (0.61)     3.56      0.21       N/A         1.03
MainStay VP Bond -- Initial Class                              (1.76)     2.43      4.69      4.92         2.95
MainStay VP Capital Appreciation -- Initial Class              (4.81)     0.28    (11.60)     4.68        (3.27)
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.67%                                                         (6.14)    (2.54)    (0.41)     2.19        (2.15)
MainStay VP Common Stock -- Initial Class                       0.39      3.36     (5.90)     8.01         1.32
MainStay VP Convertible -- Initial Class                       (2.80)     4.53     (1.65)      N/A         3.08
MainStay VP Developing Growth -- Initial Class                 (4.46)     1.82     (4.90)      N/A         0.98
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (6.87)
MainStay VP Government -- Initial Class                        (2.06)     0.91      3.76      4.53         1.78
MainStay VP Growth -- Initial Class                           (10.25)    (2.39)   (12.87)      N/A        (4.79)
MainStay VP High Yield Corporate Bond -- Initial Class          1.46     12.70      6.24      8.34        10.68
MainStay VP Income & Growth -- Initial Class                   (0.29)     5.71     (2.68)      N/A         2.61
MainStay VP International Equity -- Initial Class               4.94      7.31     (0.24)     6.21         7.02
MainStay VP Mid Cap Core -- Service Class                      13.00     11.95       N/A       N/A        18.20
MainStay VP Mid Cap Growth -- Service Class                    14.47      9.01       N/A       N/A        18.72
MainStay VP Mid Cap Value -- Initial Class                      3.09      5.68       N/A       N/A        (6.87)
MainStay VP S&P 500(5) Index -- Initial Class                  (2.16)     4.32     (5.08)     8.04         1.56
MainStay VP Small Cap Growth -- Initial Class                  (0.56)     5.73       N/A       N/A         1.72
MainStay VP Total Return -- Initial Class                      (1.29)     3.18     (4.47)     5.67         0.95
MainStay VP Value -- Initial Class                              0.30      2.92      3.80      7.02         0.21
MFS(R) Investors Trust Series -- Initial Class                  0.16      3.13     (4.69)      N/A         0.18
MFS(R) Research Series -- Initial Class                         2.51      5.12     (7.39)      N/A         1.50
MFS(R) Utilities Series -- Initial Class                       23.93     19.35      0.34     11.53        23.05
Neuberger Berman AMT Mid-Cap Growth -- Class I                  2.10      5.47    (10.17)      N/A        10.74
Royce Micro-Cap Portfolio                                      (3.63)     7.17     13.34       N/A        (2.76)
Royce Small-Cap Portfolio                                       9.25     11.08     15.07       N/A        (0.57)
T. Rowe Price Equity Income Portfolio -- I                      1.13      5.35      5.52      9.70         2.44
Van Eck Worldwide Hard Assets                                  31.22     19.61     11.92      6.22        17.17
Van Kampen UIF Emerging Markets Equity -- Class I              24.83     16.55     (1.34)      N/A        11.81
Victory VIF Diversified Stock -- Class A Shares                (2.01)     5.36     (0.51)      N/A         1.55
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.45%. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED, IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

(1) The MainStay Plus II Variable Annuity was first offered for sale on May 10, 2002. The MainStay Plus II Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, and MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

SMRU# 00309727CV

MAINSTAY SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.44%                                                         1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth -- Service Class                             6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05
Royce Small-Cap Portfolio                                     12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                              ASSUMING NO SURRENDER(%)(2)
                                                                                                                 SINCE
                                                                                                               INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1        1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH   YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         4.84      9.02     11.49       N/A       N/A        18.26
Calvert Social Balanced                                       0.43      5.23      5.78     (0.69)     5.36         9.01
Colonial Small Cap Value Fund -- Class B Shares               3.95      9.04     12.56     12.29       N/A         3.21
Dreyfus IP Technology Growth -- Service Shares                (3.15)   (5.46)     4.24       N/A       N/A         3.16
Fidelity(R) VIP Contrafund(R) -- Service Class 2              1.64     10.17      9.65      0.81      9.68        14.90
Fidelity(R) VIP Equity-Income -- Service Class 2              0.70      4.19      6.04      2.58      7.26        11.00
Fidelity(R) VIP Mid Cap -- Service Class 2                    2.70     18.69     15.22      8.65       N/A        20.03
Janus Aspen Series Balanced -- Service Shares                 0.32      5.65      4.40     (0.46)      N/A         5.56
Janus Aspen Series Worldwide Growth -- Service Shares         0.01      2.86      0.48    (11.55)      N/A         5.95
MainStay VP Balanced -- Service Class                         1.34       N/A       N/A       N/A       N/A         3.10
MainStay VP Basic Value -- Service Class                      0.60      5.39      5.01      0.68       N/A         9.99
MainStay VP Bond -- Service Class                             0.43      4.16      3.93      4.99      4.23         0.63
MainStay VP Capital Appreciation -- Service Class             1.81      0.93      1.82    (11.19)     3.99         5.66
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.44%                                                        0.06     (0.23)    (0.80)     0.30      1.78        (0.81)
MainStay VP Common Stock -- Service Class                     0.95      6.44      4.82     (5.46)     7.32        10.79
MainStay VP Convertible -- Service Class                      1.56      3.07      5.94     (1.18)      N/A         5.68
MainStay VP Developing Growth -- Service Class                3.87      1.30      3.35     (4.46)      N/A         7.90
MainStay VP Floating Rate -- Service Class                    0.42       N/A       N/A       N/A       N/A         1.16
MainStay VP Government -- Service Class                       0.32      3.85      2.46      4.10      3.84        (0.07)
MainStay VP Growth -- Service Class                           (1.80)   (4.84)    (0.89)   (12.47)      N/A        (1.41)
MainStay VP High Yield Corporate Bond -- Service Class        1.32      7.59     13.78      6.49      7.65        11.01
MainStay VP Income & Growth -- Service Class                  0.20      5.73      7.07     (2.23)      N/A        10.47
MainStay VP International Equity -- Service Class             1.06     11.22      8.60      0.22      5.52        12.77
MainStay VP Mid Cap Core -- Service Class                     3.37     19.53     13.32       N/A       N/A        22.38
MainStay VP Mid Cap Growth -- Service Class                   2.93     20.98     10.50       N/A       N/A        20.40
MainStay VP Mid Cap Value -- Service Class                    3.04      9.31      7.04       N/A       N/A        14.77
MainStay VP S&P 500(5) Index -- Service Class                 (0.08)    3.74      5.74     (4.64)     7.33         9.20
MainStay VP Small Cap Growth -- Service Class                 3.14      5.44      7.08       N/A       N/A        12.30
MainStay VP Total Return -- Service Class                     1.32      4.66      4.65     (4.03)     4.98         5.15
MainStay VP Value -- Service Class                            1.15      6.35      4.40      4.14      6.32        12.69
MFS(R) Investors Trust Series -- Service Class                0.41      6.18      4.58     (4.25)      N/A         8.61
MFS(R) Research Series -- Service Class                       2.12      8.73      6.52     (6.93)      N/A        12.64
MFS(R) Utilities Series -- Service Class                      4.19     30.07     20.20      0.82       N/A        26.59
Neuberger Berman AMT Mid-Cap Growth -- Class S                2.16      8.28       N/A       N/A       N/A        13.26
Royce Micro-Cap Portfolio                                     3.75      2.44      8.73     13.61       N/A         2.45
Royce Small-Cap Portfolio                                     3.15     15.79     12.49     15.29       N/A         1.37
T. Rowe Price Equity Income Portfolio -- II                   (0.06)    7.22       N/A       N/A       N/A        10.70
Van Eck Worldwide Hard Assets                                 9.75     37.67     20.74     12.22      5.80        40.18
Van Kampen UIF Emerging Markets Equity -- Class II            3.13     31.23       N/A       N/A       N/A        19.91
Victory VIF Diversified Stock -- Class A Shares               1.00      4.16      6.99      0.20       N/A         7.95
------------------------------------------------------------------------------------
                                                                        Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           1.17      9.58       N/A       N/A        14.82
Calvert Social Balanced                                        (2.35)     3.65     (0.69)     5.36         6.74
Colonial Small Cap Value Fund -- Class B Shares                 1.19     10.69     12.29       N/A        (4.22)
Dreyfus IP Technology Growth -- Service Shares                (12.27)     2.04       N/A       N/A        (0.64)
Fidelity(R) VIP Contrafund(R) -- Service Class 2                2.24      7.68      0.81      9.68        11.92
Fidelity(R) VIP Equity-Income -- Service Class 2               (3.31)     3.92      2.58      7.26         7.33
Fidelity(R) VIP Mid Cap -- Service Class 2                     10.69     13.44      8.65       N/A        15.56
Janus Aspen Series Balanced -- Service Shares                  (1.96)     2.22     (0.46)      N/A         2.32
Janus Aspen Series Worldwide Growth -- Service Shares          (4.55)    (1.68)   (11.55)      N/A         1.83
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (4.33)
MainStay VP Basic Value -- Service Class                       (2.20)     2.85      0.68       N/A         6.15
MainStay VP Bond -- Service Class                              (3.34)     1.72      4.99      4.23        (2.51)
MainStay VP Capital Appreciation -- Service Class              (6.34)    (0.37)   (11.19)     3.99         1.54
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.44%                                                         (7.41)    (2.93)     0.30      1.78        (3.07)
MainStay VP Common Stock -- Service Class                      (1.22)     2.65     (5.46)     7.32         7.10
MainStay VP Convertible -- Service Class                       (4.35)     3.82     (1.18)      N/A         2.44
MainStay VP Developing Growth -- Service Class                 (5.99)     1.13     (4.46)      N/A         4.67
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (6.12)
MainStay VP Government -- Service Class                        (3.62)     0.26      4.10      3.84        (3.16)
MainStay VP Growth -- Service Class                           (11.69)    (3.02)   (12.47)      N/A        (4.51)
MainStay VP High Yield Corporate Bond -- Service Class         (0.16)    11.95      6.49      7.65         7.95
MainStay VP Income & Growth -- Service Class                   (1.88)     5.00     (2.23)      N/A         7.35
MainStay VP International Equity -- Service Class               3.22      6.58      0.22      5.52         9.69
MainStay VP Mid Cap Core -- Service Class                      11.53     11.48       N/A       N/A        18.94
MainStay VP Mid Cap Growth -- Service Class                    12.98      8.55       N/A       N/A        17.53
MainStay VP Mid Cap Value -- Service Class                      1.44      4.96       N/A       N/A        11.76
MainStay VP S&P 500(5) Index -- Service Class                  (3.73)     3.61     (4.64)     7.33         5.46
MainStay VP Small Cap Growth -- Service Class                  (2.15)     5.01       N/A       N/A         8.48
MainStay VP Total Return -- Service Class                      (2.87)     2.48     (4.03)     4.98         1.85
MainStay VP Value -- Service Class                             (1.30)     2.21      4.14      6.32         8.88
MFS(R) Investors Trust Series -- Service Class                 (1.47)     2.41     (4.25)      N/A         4.71
MFS(R) Research Series -- Service Class                         0.90      4.42     (6.93)      N/A         8.76
MFS(R) Utilities Series -- Service Class                       22.07     18.56      0.82       N/A        23.18
Neuberger Berman AMT Mid-Cap Growth -- Class S                  0.48       N/A       N/A       N/A         9.66
Royce Micro-Cap Portfolio                                      (4.94)     6.72     13.61       N/A        (4.93)
Royce Small-Cap Portfolio                                       7.79     10.61     15.29       N/A        (5.92)
T. Rowe Price Equity Income Portfolio -- II                    (0.50)      N/A       N/A       N/A         7.62
Van Eck Worldwide Hard Assets                                  29.67     19.11     12.22      5.80        38.13
Van Kampen UIF Emerging Markets Equity -- Class II             23.23       N/A       N/A       N/A        15.31
Victory VIF Diversified Stock -- Class A Shares                (3.34)     4.92      0.20       N/A         0.17
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.85%. A POLICY SERVICE FEE OF $50 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED, IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

                                                                                       ASSUMING NO SURRENDER(%)(2)
                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003           INCEPTION   INCEPTION      1
                    INVESTMENT DIVISIONS                        DATE       DATE(1)     MONTH
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02    4.91
Calvert Social Balanced                                         9/2/86      5/10/02    0.43
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04    3.95
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02    (3.11)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02    1.66
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02    0.70
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03    2.70
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02    0.41
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02    0.05
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05    1.34
MainStay VP Basic Value -- Initial Class                        5/1/98      5/10/02    0.62
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02    0.45
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02    1.83
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.44%                                                         1/29/93      5/10/02    0.06
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02    0.97
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02    1.58
MainStay VP Developing Growth -- Initial Class                  5/1/98      5/10/02    3.90
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05    0.42
MainStay VP Government -- Initial Class                        1/29/93      5/10/02    0.34
MainStay VP Growth -- Initial Class                             5/1/98      5/10/02    (1.78)
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02    1.34
MainStay VP Income & Growth -- Initial Class                    5/1/98      5/10/02    0.22
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02    1.08
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04    3.37
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04    2.93
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02    3.06
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93      5/10/02    (0.06)
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02    3.16
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02    1.34
MainStay VP Value -- Initial Class                              5/1/95      5/10/02    1.17
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02    0.47
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02    2.11
MFS(R) Utilities Series -- Initial Class                        1/3/95      5/10/02    4.26
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97      5/10/02    2.15
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05    3.75
Royce Small-Cap Portfolio                                     12/27/96       5/2/05    3.15
T. Rowe Price Equity Income Portfolio -- I                     3/31/94      5/10/02    (0.02)
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02    9.75
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02    3.21
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04    1.00
--------------------------------------------------------------------------------------------
                                                                Negative numbers appear in
                                                                       parentheses.

                                                                        ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003              1         3         5        10        DIVISION
                    INVESTMENT DIVISIONS                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           9.28     11.78     (9.95)     1.29        20.59
Calvert Social Balanced                                         5.23      5.78     (0.69)     5.36         9.01
Colonial Small Cap Value Fund -- Class B Shares                 9.04     12.56     12.29       N/A         3.21
Dreyfus IP Technology Growth -- Initial Shares                 (5.31)     4.50    (19.44)      N/A        12.23
Fidelity(R) VIP Contrafund(R) -- Initial Class                 10.45      9.92      1.07      9.95        15.11
Fidelity(R) VIP Equity-Income -- Initial Class                  4.45      6.30      2.84      7.43         4.01
Fidelity(R) VIP Mid Cap -- Service Class 2                     18.69     15.22      8.65       N/A        20.03
Janus Aspen Series Balanced -- Institutional Shares             5.97      4.66     (0.21)     9.37         4.66
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.13      0.72    (11.31)     7.15         7.46
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         3.10
MainStay VP Basic Value -- Initial Class                        5.65      5.26      0.93       N/A        16.16
MainStay VP Bond -- Initial Class                               4.42      4.18      5.25      4.50         3.84
MainStay VP Capital Appreciation -- Initial Class               1.18      2.07    (10.97)     4.27         5.47
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.44%                                                         (0.23)    (0.80)     0.30      1.78        (0.81)
MainStay VP Common Stock -- Initial Class                       6.71      5.08     (5.23)     7.58         7.39
MainStay VP Convertible -- Initial Class                        3.33      6.20     (0.94)      N/A         8.85
MainStay VP Developing Growth -- Initial Class                  1.56      3.61     (4.22)      N/A        12.80
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A         1.16
MainStay VP Government -- Initial Class                         4.11      2.71      4.36      4.11         2.71
MainStay VP Growth -- Initial Class                            (4.60)    (0.65)   (12.25)      N/A         3.64
MainStay VP High Yield Corporate Bond -- Initial Class          7.85     14.05      6.74      7.91        14.82
MainStay VP Income & Growth -- Initial Class                    5.99      7.33     (1.99)      N/A        12.16
MainStay VP International Equity -- Initial Class              11.49      8.86      0.47      5.79        13.24
MainStay VP Mid Cap Core -- Service Class                      19.53     13.32       N/A       N/A        22.38
MainStay VP Mid Cap Growth -- Service Class                    20.98     10.50       N/A       N/A        20.40
MainStay VP Mid Cap Value -- Initial Class                      9.58      7.30       N/A       N/A         6.02
MainStay VP S&P 500(5) Index -- Initial Class                   4.00      6.00     (4.40)     7.61        10.28
MainStay VP Small Cap Growth -- Initial Class                   5.70      7.35       N/A       N/A         7.34
MainStay VP Total Return -- Initial Class                       4.93      4.91     (3.79)     5.25         7.86
MainStay VP Value -- Initial Class                              6.62      4.65      4.40      6.60         4.65
MFS(R) Investors Trust Series -- Initial Class                  6.47      4.85     (4.01)      N/A        13.31
MFS(R) Research Series -- Initial Class                         8.97      6.76     (6.73)      N/A        12.12
MFS(R) Utilities Series -- Initial Class                       30.41     20.48      1.05     11.08        26.84
Neuberger Berman AMT Mid-Cap Growth -- Class I                  8.53      7.10     (9.53)      N/A        12.54
Royce Micro-Cap Portfolio                                       2.44      8.73     13.61       N/A         2.45
Royce Small-Cap Portfolio                                      15.79     12.49     15.29       N/A         1.37
T. Rowe Price Equity Income Portfolio -- I                      7.50      6.98      6.05      9.26         4.70
Van Eck Worldwide Hard Assets                                  37.67     20.74     12.22      5.80        40.18
Van Kampen UIF Emerging Markets Equity -- Class I              31.31     17.77     (0.63)      N/A        30.88
Victory VIF Diversified Stock -- Class A Shares                 4.16      6.99      0.20       N/A         7.95
--------------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003              1         3         5        10        DIVISION
                    INVESTMENT DIVISIONS                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           1.41      9.88     (9.95)     1.29        18.40
Calvert Social Balanced                                        (2.35)     3.65     (0.69)     5.36         6.74
Colonial Small Cap Value Fund -- Class B Shares                 1.19     10.69     12.29       N/A        (4.22)
Dreyfus IP Technology Growth -- Initial Shares                (12.12)     2.32    (19.44)      N/A         9.52
Fidelity(R) VIP Contrafund(R) -- Initial Class                  2.50      7.96      1.07      9.95        13.26
Fidelity(R) VIP Equity-Income -- Initial Class                 (3.07)     4.20      2.84      7.43         4.01
Fidelity(R) VIP Mid Cap -- Service Class 2                     10.69     13.44      8.65       N/A        15.56
Janus Aspen Series Balanced -- Institutional Shares            (1.66)     2.49     (0.21)     9.37         4.66
Janus Aspen Series Worldwide Growth -- Institutional Shares    (4.29)    (1.45)   (11.31)     7.15         4.95
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (4.33)
MainStay VP Basic Value -- Initial Class                       (1.95)     3.12      0.93       N/A        13.75
MainStay VP Bond -- Initial Class                              (3.10)     1.99      5.25      4.50         1.58
MainStay VP Capital Appreciation -- Initial Class              (6.10)    (0.12)   (10.97)     4.27         3.19
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.44%                                                         (7.41)    (2.93)     0.30      1.78        (3.07)
MainStay VP Common Stock -- Initial Class                      (0.98)     2.92     (5.23)     7.58         5.31
MainStay VP Convertible -- Initial Class                       (4.11)     4.09     (0.94)      N/A         6.79
MainStay VP Developing Growth -- Initial Class                 (5.76)     1.39     (4.22)      N/A        10.41
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (6.12)
MainStay VP Government -- Initial Class                        (3.38)     0.51      4.36      4.11         2.71
MainStay VP Growth -- Initial Class                           (11.47)    (2.78)   (12.25)      N/A         0.99
MainStay VP High Yield Corporate Bond -- Initial Class          0.09     12.22      6.74      7.91        12.99
MainStay VP Income & Growth -- Initial Class                   (1.65)     5.26     (1.99)      N/A         9.00
MainStay VP International Equity -- Initial Class               3.49      6.86      0.47      5.79        11.23
MainStay VP Mid Cap Core -- Service Class                      11.53     11.48       N/A       N/A        18.94
MainStay VP Mid Cap Growth -- Service Class                    12.98      8.55       N/A       N/A        17.53
MainStay VP Mid Cap Value -- Initial Class                      1.69      5.23       N/A       N/A         6.02
MainStay VP S&P 500(5) Index -- Initial Class                  (3.49)     3.88     (4.40)     7.61         8.17
MainStay VP Small Cap Growth -- Initial Class                  (1.91)     5.28       N/A       N/A         7.34
MainStay VP Total Return -- Initial Class                      (2.63)     2.74     (3.79)     5.25         5.55
MainStay VP Value -- Initial Class                             (1.06)     2.48      4.40      6.60         4.65
MFS(R) Investors Trust Series -- Initial Class                 (1.19)     2.69     (4.01)      N/A        10.77
MFS(R) Research Series -- Initial Class                         1.12      4.67     (6.73)      N/A         9.81
MFS(R) Utilities Series -- Initial Class                       22.41     18.85      1.05     11.08        24.37
Neuberger Berman AMT Mid-Cap Growth -- Class I                  0.72      5.02     (9.53)      N/A        10.35
Royce Micro-Cap Portfolio                                      (4.94)     6.72     13.61       N/A        (4.93)
Royce Small-Cap Portfolio                                       7.79     10.61     15.29       N/A        (5.92)
T. Rowe Price Equity Income Portfolio -- I                     (0.24)     4.90      6.05      9.26         4.70
Van Eck Worldwide Hard Assets                                  29.67     19.11     12.22      5.80        38.13
Van Kampen UIF Emerging Markets Equity -- Class I              23.31     16.07     (0.63)      N/A        28.81
Victory VIF Diversified Stock -- Class A Shares                (3.34)     4.92      0.20       N/A         0.17
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.85%. A POLICY SERVICE FEE OF $50 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED, IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

(1) The MainStay Select Variable Annuity was first offered for sale on May 10, 2002. The MainStay Select Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

 The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard
 Assets.

FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap
 Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, and MainStay VP Floating
 Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005.

 Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

SMRU# 00309727CV

MAINSTAY PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.50%                                                         1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth -- Service Class                             6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05
Royce Small-Cap Portfolio                                     12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                              ASSUMING NO SURRENDER(%)(2)
                                                                                                                 SINCE
                                                                                                               INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1        1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH   YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         4.85      9.13     11.60       N/A      N/A         18.90
Calvert Social Balanced                                       0.44      5.33      5.88     (1.51)    5.47          7.47
Colonial Small Cap Value Fund -- Class B Shares               3.96      9.15     12.67     12.40      N/A          3.38
Dreyfus IP Technology Growth -- Service Shares                (3.14)   (5.37)     4.34       N/A      N/A          3.21
Fidelity(R) VIP Contrafund(R) -- Service Class 2              1.65     10.29      9.76      0.91     9.79         15.24
Fidelity(R) VIP Equity-Income -- Service Class 2              0.71      4.30      6.15      2.69     7.36         10.39
Fidelity(R) VIP Mid Cap -- Service Class 2                    2.71     18.81     15.34      8.76      N/A         22.37
Janus Aspen Series Balanced -- Service Shares                 0.33      5.75      4.51     (0.36)     N/A          5.67
Janus Aspen Series Worldwide Growth -- Service Shares         0.02      2.96      0.58    (11.47)     N/A          5.22
MainStay VP Balanced -- Service Class                         1.35       N/A       N/A       N/A      N/A          2.79
MainStay VP Basic Value -- Service Class                      0.60      5.49      5.11      0.78      N/A          9.94
MainStay VP Bond -- Service Class                             0.44      4.27      4.03      5.09     4.33          1.01
MainStay VP Capital Appreciation -- Service Class             1.82      1.03      1.92    (11.10)    4.09          5.84
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.50%                                                        0.06     (0.13)    (0.70)     0.40     1.88         (0.67)
MainStay VP Common Stock -- Service Class                     0.96      6.55      4.93     (5.37)    7.43         10.70
MainStay VP Convertible -- Service Class                      1.57      3.18      6.05     (1.08)     N/A          5.53
MainStay VP Developing Growth -- Service Class                3.88      1.40      3.45     (4.37)     N/A          9.45
MainStay VP Floating Rate -- Service Class                    0.43       N/A       N/A       N/A      N/A         (0.13)
MainStay VP Government -- Service Class                       0.33      3.96      2.56      4.20     3.95         (0.04)
MainStay VP Growth -- Service Class                           (1.80)   (4.74)    (0.79)   (12.38)     N/A         (0.01)
MainStay VP High Yield Corporate Bond -- Service Class        1.33      7.69     13.89      6.59     7.75         11.19
MainStay VP Income & Growth -- Service Class                  0.21      5.83      7.18     (2.13)     N/A         10.84
MainStay VP International Equity -- Service Class             1.06     11.33      8.71      0.32     5.63         13.31
MainStay VP Mid Cap Core -- Service Class                     3.38     19.65     13.44       N/A      N/A         20.67
MainStay VP Mid Cap Growth -- Service Class                   2.94     21.10     10.61       N/A      N/A         22.28
MainStay VP Mid Cap Value -- Service Class                    3.05      9.42      7.14       N/A      N/A         14.87
MainStay VP S&P 500(5) Index -- Service Class                 (0.07)    3.85      5.84     (4.54)    7.44          8.88
MainStay VP Small Cap Growth -- Service Class                 3.15      5.55      7.19       N/A      N/A         13.68
MainStay VP Total Return -- Service Class                     1.33      4.77      4.76     (3.93)    5.08          5.13
MainStay VP Value -- Service Class                            1.16      6.46      4.50      4.25     6.43         11.93
MFS(R) Investors Trust Series -- Service Class                0.42      6.28      4.69     (4.15)     N/A          8.05
MFS(R) Research Series -- Service Class                       2.13      8.83      6.62     (6.84)     N/A         12.28
MFS(R) Utilities Series -- Service Class                      4.20     30.20     20.32      0.92      N/A         25.77
Neuberger Berman AMT Mid-Cap Growth -- Class S                2.17      8.39       N/A       N/A      N/A         13.37
Royce Micro-Cap Portfolio                                     3.76      2.54      8.84     13.72      N/A          5.13
Royce Small-Cap Portfolio                                     3.16     15.91     12.60     15.40      N/A          5.36
T. Rowe Price Equity Income Portfolio -- II                   (0.06)    7.33      6.80       N/A      N/A         11.12
Van Eck Worldwide Hard Assets                                 9.75     37.80     20.86     12.34     5.90         37.77
Van Kampen UIF Emerging Markets Equity -- Class II            3.13     31.36       N/A       N/A      N/A         28.88
Victory VIF Diversified Stock -- Class A Shares               1.00      4.27      7.10      0.30      N/A          8.88
------------------------------------------------------------------------------------
                                                                        Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           1.27      9.42       N/A      N/A         15.55
Calvert Social Balanced                                        (2.25)     3.45     (2.79)    5.47          3.71
Colonial Small Cap Value Fund -- Class B Shares                 1.29     10.53     11.51      N/A         (4.06)
Dreyfus IP Technology Growth -- Service Shares                (12.18)     1.83       N/A      N/A         (0.50)
Fidelity(R) VIP Contrafund(R) -- Service Class 2                2.34      7.50     (0.40)    9.79         11.78
Fidelity(R) VIP Equity-Income -- Service Class 2               (3.21)     3.73      1.40     7.36          6.78
Fidelity(R) VIP Mid Cap -- Service Class 2                     10.81     13.30      7.74      N/A         18.44
Janus Aspen Series Balanced -- Service Shares                  (1.86)     2.01     (1.65)     N/A          1.96
Janus Aspen Series Worldwide Growth -- Service Shares          (4.45)    (1.90)   (12.61)     N/A          1.42
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A      N/A         (4.61)
MainStay VP Basic Value -- Service Class                       (2.10)     2.64     (0.52)     N/A          6.31
MainStay VP Bond -- Service Class                              (3.24)     1.51      3.92     4.33         (2.57)
MainStay VP Capital Appreciation -- Service Class              (6.24)    (0.59)   (12.25)    4.09          2.15
MainStay VP Cash Management(4) -- Current 7-day yield is
 0.50%                                                         (7.32)    (3.15)    (0.90)    1.88         (4.18)
MainStay VP Common Stock -- Service Class                      (1.12)     2.45     (6.59)    7.43          7.18
MainStay VP Convertible -- Service Class                       (4.25)     3.62     (2.36)     N/A          1.76
MainStay VP Developing Growth -- Service Class                 (5.90)     0.91     (5.60)     N/A          5.88
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A      N/A         (7.32)
MainStay VP Government -- Service Class                        (3.53)     0.04      2.99     3.95         (3.58)
MainStay VP Growth -- Service Class                           (11.60)    (3.23)   (13.51)     N/A         (3.55)
MainStay VP High Yield Corporate Bond -- Service Class         (0.06)    11.80      5.49     7.75          7.68
MainStay VP Income & Growth -- Service Class                   (1.79)     4.81     (3.39)     N/A          7.24
MainStay VP International Equity -- Service Class               3.33      6.40     (0.97)    5.63          9.81
MainStay VP Mid Cap Core -- Service Class                      11.65     11.33       N/A      N/A         17.39
MainStay VP Mid Cap Growth -- Service Class                    13.10      8.38       N/A      N/A         19.13
MainStay VP Mid Cap Value -- Service Class                      1.54      4.77       N/A      N/A         11.50
MainStay VP S&P 500(5) Index -- Service Class                  (3.63)     3.41     (5.78)    7.44          5.30
MainStay VP Small Cap Growth -- Service Class                  (2.05)     4.82       N/A      N/A         10.26
MainStay VP Total Return -- Service Class                      (2.77)     2.27     (5.18)    5.08          1.35
MainStay VP Value -- Service Class                             (1.21)     2.00      3.04     6.43          8.45
MFS(R) Investors Trust Series -- Service Class                 (1.37)     2.20     (5.39)     N/A          4.35
MFS(R) Research Series -- Service Class                         1.00      4.22     (8.04)     N/A          8.69
MFS(R) Utilities Series -- Service Class                       22.20     18.45     (0.38)     N/A         22.39
Neuberger Berman AMT Mid-Cap Growth -- Class S                  0.58       N/A       N/A      N/A          9.77
Royce Micro-Cap Portfolio                                      (4.84)     6.54     12.87      N/A         (2.44)
Royce Small-Cap Portfolio                                       7.91     10.46     14.60      N/A         (2.22)
T. Rowe Price Equity Income Portfolio -- II                    (0.40)     4.41       N/A      N/A          7.53
Van Eck Worldwide Hard Assets                                  29.80     19.00     11.44     5.90         34.79
Van Kampen UIF Emerging Markets Equity -- Class II             23.36       N/A       N/A      N/A         25.81
Victory VIF Diversified Stock -- Class A Shares                (3.24)     4.72     (1.00)     N/A          1.96
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.75% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PREMIUM PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

(1) The MainStay Premium Plus II Variable Annuity was first offered for sale on June 2, 2003. The MainStay Premium Plus II Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

MainStay Premium Plus II Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Fees and charges for a policy with a credit may be higher than those for other policies, and over time, the amount of the credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a MainStay Premium Plus II Variable Annuity is less advantageous than the purchase of another MainStay variable annuity which may have lower fees but no credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

Product not available in all states.

SMRU# 00309727CV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             AmSouth Premium Plus Variable Annuity

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             AmSouth Premium Plus II Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2005
(Unaudited)


                                                                                                 MAINSTAY VP
                                                               MAINSTAY VP      MAINSTAY VP        CAPITAL
                                                              BASIC VALUE--        BOND--       APPRECIATION--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $50,342,445      $224,709,518     $323,798,807

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................       166,927           763,781        1,009,562
    Administrative charges..................................        14,577            67,935          114,626
                                                               -----------      ------------     ------------
      Total net assets......................................   $50,160,941      $223,877,802     $322,674,619
                                                               ===========      ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $34,619,038      $157,599,490     $292,833,555
    Series II Policies......................................       404,925         1,223,747          769,442
    Series III Policies.....................................    11,817,438        50,537,195       20,753,116
    Series IV Policies......................................     3,050,101        14,248,867        8,258,424
    Series V Policies.......................................       269,439           268,503           60,082
    Series VI Policies......................................            --                --               --
  Net assets retained in the Separate Account by New York
    Life Insurance and Annuity Corporation..................            --                --               --
                                                               -----------      ------------     ------------
      Total net assets......................................   $50,160,941      $223,877,802     $322,674,619
                                                               ===========      ============     ============
    Series I variable accumulation unit value...............   $     11.04      $      16.25     $      16.59
                                                               ===========      ============     ============
    Series II variable accumulation unit value..............   $     10.20      $      13.18     $       6.22
                                                               ===========      ============     ============
    Series III variable accumulation unit value.............   $     10.07      $      12.90     $       5.67
                                                               ===========      ============     ============
    Series IV variable accumulation unit value..............   $     10.91      $      11.55     $       9.53
                                                               ===========      ============     ============
    Series V variable accumulation unit value...............   $     14.30      $      11.17     $      11.63
                                                               ===========      ============     ============
    Series VI variable accumulation unit value..............   $        --      $         --     $         --
                                                               ===========      ============     ============
Identified Cost of Investment...............................   $44,542,420      $225,888,897     $446,969,697
                                                               ===========      ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                        MAINSTAY VP                         MAINSTAY VP                                           MAINSTAY VP
      MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP        HIGH YIELD
         CASH             STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--        GROWTH--       CORPORATE BOND--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $198,027,207      $286,434,866      $196,527,754       $22,441,891      $175,668,960      $ 78,974,808       $736,472,287

          714,685           908,913           648,747            75,510           607,621           254,789          2,404,743
           58,233            97,003            62,296             6,788            52,340            26,297            237,173
     ------------      ------------      ------------       -----------      ------------      ------------       ------------
     $197,254,289      $285,428,950      $195,816,711       $22,359,593      $175,008,999      $ 78,693,722       $733,830,371
     ============      ============      ============       ===========      ============      ============       ============
     $116,661,021      $244,519,315      $147,148,593       $15,619,873      $116,908,641      $ 64,368,379       $577,518,673
        4,505,702           959,337         1,419,451           160,138         1,210,898           433,989          3,957,169
       42,417,557        30,495,241        34,937,955         5,070,842        43,603,498        10,834,614        111,133,396
       19,623,067         9,164,222        12,078,056         1,494,953        12,966,229         2,981,309         39,993,049
        2,172,849           290,835           232,656            13,787           319,733            75,431          1,228,084
       11,874,093                --                --                --                --                --                 --
               --                --                --                --                --                --                 --
     ------------      ------------      ------------       -----------      ------------      ------------       ------------
     $197,254,289      $285,428,950      $195,816,711       $22,359,593      $175,008,999      $ 78,693,722       $733,830,371
     ============      ============      ============       ===========      ============      ============       ============
     $       1.25      $      22.26      $      17.45       $      8.58      $      15.73      $      11.35       $      22.55
     ============      ============      ============       ===========      ============      ============       ============
     $       1.03      $       7.76      $       9.84       $      8.20      $      12.49      $       6.33       $      14.27
     ============      ============      ============       ===========      ============      ============       ============
     $       1.02      $       7.80      $       9.42       $      8.23      $      12.34      $       5.40       $      14.01
     ============      ============      ============       ===========      ============      ============       ============
     $       0.99      $      11.01      $      11.59       $     10.89      $      11.17      $       9.08       $      14.33
     ============      ============      ============       ===========      ============      ============       ============
     $       0.98      $      12.36      $      12.83       $     13.49      $      10.84      $      10.94       $      15.08
     ============      ============      ============       ===========      ============      ============       ============
     $       0.99      $         --      $         --       $        --      $         --      $         --       $         --
     ============      ============      ============       ===========      ============      ============       ============
     $198,029,749      $319,413,516      $185,642,837       $19,522,733      $178,407,563      $105,970,498       $661,376,886
     ============      ============      ============       ===========      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2005
(Unaudited)


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 INCOME &      INTERNATIONAL       MID CAP
                                                                 GROWTH--         EQUITY--          CORE--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $56,058,436      $84,935,849      $65,689,727

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................       179,234          273,432          209,573
    Administrative charges..................................        17,714           24,920           17,522
                                                               -----------      -----------      -----------
      Total net assets......................................   $55,861,488      $84,637,497      $65,462,632
                                                               ===========      ===========      ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $44,355,027      $60,996,830      $41,350,322
    Series II Policies......................................       320,609          585,520          168,119
    Series III Policies.....................................     8,659,558       17,504,233       17,769,572
    Series IV Policies......................................     2,462,452        5,202,016        6,149,528
    Series V Policies.......................................        63,842          348,898           25,091
    Series VI Policies......................................            --               --               --
  Net assets retained in the Separate Account by New York
    Life Insurance and Annuity Corporation..................            --               --               --
                                                               -----------      -----------      -----------
      Total net assets......................................   $55,861,488      $84,637,497      $65,462,632
                                                               ===========      ===========      ===========
    Series I variable accumulation unit value...............   $     11.15      $     17.89      $     13.63
                                                               ===========      ===========      ===========
    Series II variable accumulation unit value..............   $      9.20      $     10.90      $     14.68
                                                               ===========      ===========      ===========
    Series III variable accumulation unit value.............   $      9.02      $     10.92      $     14.10
                                                               ===========      ===========      ===========
    Series IV variable accumulation unit value..............   $     11.44      $     12.93      $     13.81
                                                               ===========      ===========      ===========
    Series V variable accumulation unit value...............   $     12.58      $     14.20      $     16.28
                                                               ===========      ===========      ===========
    Series VI variable accumulation unit value..............   $        --      $        --      $        --
                                                               ===========      ===========      ===========
Identified Cost of Investment...............................   $52,216,742      $69,867,620      $49,181,020
                                                               ===========      ===========      ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                               ALGER
     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                           AMERICAN
       MID CAP          MID CAP          S&P 500         SMALL CAP       MAINSTAY VP      MAINSTAY VP          SMALL
       GROWTH--         VALUE--          INDEX--          GROWTH--      TOTAL RETURN--      VALUE--       CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $88,802,661      $156,255,243     $580,690,633     $65,231,607      $221,191,727     $245,866,235      $76,362,250

         283,585           504,740        1,858,213         212,555           709,414          801,370          244,820
          24,092            41,317          193,550          17,902            77,200           78,848           24,687
     -----------      ------------     ------------     -----------      ------------     ------------      -----------
     $88,494,984      $155,709,186     $578,638,870     $65,001,150      $220,405,113     $244,986,017      $76,092,743
     ===========      ============     ============     ===========      ============     ============      ===========
     $56,190,298      $ 96,169,485     $484,817,728     $39,303,786      $193,439,527     $192,224,920      $61,768,691
         312,682           756,354        1,679,497         446,531           558,082          979,379          436,752
      23,395,884        44,434,205       70,568,353      17,393,597        19,469,858       39,935,744       11,307,124
       8,478,012        13,955,546       21,221,711       7,752,353         6,609,541       11,625,421        2,448,848
         118,108           393,596          351,581         104,883           328,105          220,553          131,328
              --                --               --              --                --               --               --
              --                --               --              --                --               --               --
     -----------      ------------     ------------     -----------      ------------     ------------      -----------
     $88,494,984      $155,709,186     $578,638,870     $65,001,150      $220,405,113     $244,986,017      $76,092,743
     ===========      ============     ============     ===========      ============     ============      ===========
     $     11.62      $      12.24     $      22.22     $     10.36      $      18.00     $      20.15      $     10.18
     ===========      ============     ============     ===========      ============     ============      ===========
     $     14.81      $      12.12     $       8.41     $     10.61      $       8.27     $      11.75      $      7.12
     ===========      ============     ============     ===========      ============     ============      ===========
     $     11.80      $      12.32     $       8.17     $     10.28      $       7.91     $      11.22      $      6.60
     ===========      ============     ============     ===========      ============     ============      ===========
     $     12.71      $      11.95     $      11.10     $     11.15      $      10.89     $      10.64      $     13.55
     ===========      ============     ============     ===========      ============     ============      ===========
     $     18.30      $      11.98     $      13.18     $     12.37      $      12.27     $      11.46      $     15.85
     ===========      ============     ============     ===========      ============     ============      ===========
     $        --      $         --     $         --     $        --      $         --     $         --      $        --
     ===========      ============     ============     ===========      ============     ============      ===========
     $64,568,836      $126,072,521     $622,936,283     $51,026,428      $248,251,868     $220,031,307      $57,072,280
     ===========      ============     ============     ===========      ============     ============      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2005
(Unaudited)


                                                                 AMSOUTH          AMSOUTH          AMSOUTH
                                                                 ENHANCED      INTERNATIONAL      LARGE CAP
                                                               MARKET FUND      EQUITY FUND          FUND
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $3,031,929        $756,318        $4,347,181

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        11,968           3,022            17,333
    Administrative charges..................................            --              --                --
                                                                ----------        --------        ----------
      Total net assets......................................    $3,019,961        $753,296        $4,329,848
                                                                ==========        ========        ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $       --        $     --        $       --
    Series II Policies......................................            --              --                --
    Series III Policies.....................................     2,539,542         565,459         3,620,747
    Series IV Policies......................................            --              --                --
    Series V Policies.......................................            --              --                --
    Series VI Policies......................................       480,419         187,837           709,101
Net assets retained in the Separate Account by New York Life
  Insurance and Annuity Corporation.........................            --              --                --
                                                                ----------        --------        ----------
      Total net assets......................................    $3,019,961        $753,296        $4,329,848
                                                                ==========        ========        ==========
    Series I variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series II variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series III variable accumulation unit value.............    $     8.96        $  12.26        $     8.25
                                                                ==========        ========        ==========
    Series IV variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series V variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series VI variable accumulation unit value..............    $    12.25        $  15.16        $    11.12
                                                                ==========        ========        ==========
Identified Cost of Investment...............................    $2,621,252        $580,371        $3,969,725
                                                                ==========        ========        ==========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                            JANUS ASPEN
                                                                          FIDELITY(R)      JANUS ASPEN         SERIES
                                        DREYFUS IP       FIDELITY(R)          VIP             SERIES         WORLDWIDE
       AMSOUTH          CALVERT         TECHNOLOGY           VIP            EQUITY-         BALANCED--        GROWTH--
       MID CAP           SOCIAL          GROWTH--      CONTRAFUND(R)--      INCOME--      INSTITUTIONAL    INSTITUTIONAL
         FUND           BALANCED      INITIAL SHARES    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES
    ---------------------------------------------------------------------------------------------------------------------
      $2,172,106      $47,533,774      $21,327,427      $392,979,128      $226,351,387     $550,558,364     $219,590,297

           8,424          157,961           72,051         1,238,718           727,485        1,793,634          698,581
              --           13,725            5,690           127,518            70,797          188,097           79,362
      ----------      -----------      -----------      ------------      ------------     ------------     ------------
      $2,163,682      $47,362,088      $21,249,686      $391,612,892      $225,553,105     $548,576,633     $218,812,354
      ==========      ===========      ===========      ============      ============     ============     ============
      $       --      $29,112,880      $12,517,141      $322,071,314      $177,001,506     $457,798,777     $197,593,580
              --          138,553           87,523         1,466,229         1,342,731        2,024,802          898,484
       1,859,823       10,423,595        6,555,781        51,825,603        37,429,885       67,749,659       14,651,787
              --        4,842,827        2,034,455        15,620,400         9,103,141       20,353,993        5,537,803
              --          812,899           54,786           629,346           675,842          649,402          130,700
         303,859        2,031,334               --                --                --               --               --
              --               --               --                --                --               --               --
      ----------      -----------      -----------      ------------      ------------     ------------     ------------
      $2,163,682      $47,362,088      $21,249,686      $391,612,892      $225,553,105     $548,576,633     $218,812,354
      ==========      ===========      ===========      ============      ============     ============     ============
      $       --      $     18.01      $      8.08      $      21.60      $      17.32     $      20.65     $      14.64
      ==========      ===========      ===========      ============      ============     ============     ============
      $       --      $      9.36      $      9.83      $      11.32      $      11.25     $      10.68     $       6.23
      ==========      ===========      ===========      ============      ============     ============     ============
      $     8.79      $      9.08      $      8.18      $      10.88      $      11.07     $      10.05     $       5.71
      ==========      ===========      ===========      ============      ============     ============     ============
      $       --      $     11.67      $      9.82      $      12.79      $      11.28     $      11.12     $       9.47
      ==========      ===========      ===========      ============      ============     ============     ============
      $       --      $     12.63      $     12.99      $      15.12      $      11.29     $      11.47     $      12.00
      ==========      ===========      ===========      ============      ============     ============     ============
      $    13.82      $     11.56      $        --      $         --      $         --     $         --     $         --
      ==========      ===========      ===========      ============      ============     ============     ============
      $1,674,895      $45,969,384      $21,920,965      $337,303,465      $213,155,130     $554,564,521     $347,147,760
      ==========      ===========      ===========      ============      ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2005
(Unaudited)


                                                                  MFS(R)           MFS(R)           MF(R)
                                                                INVESTORS         RESEARCH        UTILITIES
                                                              TRUST SERIES--      SERIES--         SERIES--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $29,546,931      $38,888,180       $5,518,397

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        96,396          125,244           15,994
    Administrative charges..................................         8,948           12,448              905
                                                               -----------      -----------       ----------
      Total net assets......................................   $29,441,587      $38,750,488       $5,501,498
                                                               ===========      ===========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $22,172,386      $31,356,198       $3,171,172
    Series II Policies......................................       357,214          294,487           15,130
    Series III Policies.....................................     5,574,667        5,965,121        2,123,774
    Series IV Policies......................................     1,248,005        1,114,058          139,528
    Series V Policies.......................................        89,315           20,624           51,894
    Series VI Policies......................................            --               --               --
Net assets retained in the Separate Account by New York Life
  Insurance and Annuity Corporation.........................            --               --               --
                                                               -----------      -----------       ----------
      Total net assets......................................   $29,441,587      $38,750,488       $5,501,498
                                                               ===========      ===========       ==========
    Series I variable accumulation unit value...............   $      9.25      $     10.10       $    12.43
                                                               ===========      ===========       ==========
    Series II variable accumulation unit value..............   $      8.18      $      7.15       $    14.62
                                                               ===========      ===========       ==========
    Series III variable accumulation unit value.............   $      8.04      $      6.84       $    11.67
                                                               ===========      ===========       ==========
    Series IV variable accumulation unit value..............   $     10.63      $     11.07       $    18.81
                                                               ===========      ===========       ==========
    Series V variable accumulation unit value...............   $     13.44      $     13.42       $    16.75
                                                               ===========      ===========       ==========
    Series VI variable accumulation unit value..............   $        --      $        --       $       --
                                                               ===========      ===========       ==========
Identified Cost of Investment...............................   $29,111,606      $41,086,328       $4,380,098
                                                               ===========      ===========       ==========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


      NEUBERGER                                                                      VAN KAMPEN
       BERMAN                                                                            UIF
         AMT                                        T. ROWE PRICE      VAN ECK        EMERGING
       MID-CAP          ROYCE           ROYCE          EQUITY         WORLDWIDE        MARKETS
      GROWTH--        MICRO-CAP       SMALL-CAP        INCOME           HARD          EQUITY--
       CLASS I        PORTFOLIO       PORTFOLIO       PORTFOLIO        ASSETS          CLASS I
    ---------------------------------------------------------------------------------------------
     $7,048,173      $1,207,919      $1,161,548     $221,203,939     $91,493,809     $54,404,086

         24,475             932             761          718,862         287,534         172,874
          1,490              68              50           61,987          17,683          17,188
     ----------      ----------      ----------     ------------     -----------     -----------
     $7,022,208      $1,206,919      $1,160,737     $220,423,090     $91,188,592     $54,214,024
     ==========      ==========      ==========     ============     ===========     ===========
     $3,167,895      $  420,768      $  357,508     $150,774,574     $36,134,088     $42,668,912
         48,673          10,971           2,529        1,214,785         452,393         156,693
      3,032,119         356,582         324,812       53,716,106      30,828,963       8,837,396
        660,948         342,572         247,009       14,050,939      13,610,183       2,463,497
        112,573           4,662          15,206          666,686         529,047          87,526
             --          71,364         213,673               --       9,633,918              --
             --              --              --               --              --              --
     ----------      ----------      ----------     ------------     -----------     -----------
     $7,022,208      $1,206,919      $1,160,737     $220,423,090     $91,188,592     $54,214,024
     ==========      ==========      ==========     ============     ===========     ===========
     $     9.88      $    10.65      $    10.79     $      13.72     $     17.98     $     13.30
     ==========      ==========      ==========     ============     ===========     ===========
     $    10.17      $    10.75      $    10.22     $      13.08     $     17.80     $      9.59
     ==========      ==========      ==========     ============     ===========     ===========
     $    10.22      $    10.55      $    10.47     $      12.80     $     18.02     $     11.13
     ==========      ==========      ==========     ============     ===========     ===========
     $    14.22      $    10.38      $    10.61     $      11.38     $     17.01     $     14.77
     ==========      ==========      ==========     ============     ===========     ===========
     $    13.70      $    10.25      $    10.14     $      11.53     $     21.40     $     18.89
     ==========      ==========      ==========     ============     ===========     ===========
     $       --      $    10.51      $    10.54     $         --     $     18.86     $        --
     ==========      ==========      ==========     ============     ===========     ===========
     $5,861,687      $1,190,461      $1,146,675     $193,036,248     $72,008,652     $40,606,457
     ==========      ==========      ==========     ============     ===========     ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2005
(Unaudited)


                                                               MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                BALANCED--      BASIC VALUE--         BOND--
                                                              SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              --------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $23,473,443       $22,034,723       $68,864,937

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        31,643            77,293           242,537
    Administrative charges..................................         2,641             4,405            13,157
                                                               -----------       -----------       -----------
      Total net assets......................................   $23,439,159       $21,953,025       $68,609,243
                                                               ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 8,173,050       $ 3,569,345       $ 9,711,430
    Series II Policies......................................       192,015             1,700           118,655
    Series III Policies.....................................     4,489,115         6,774,248        23,679,759
    Series IV Policies......................................     2,379,905         6,738,561        20,809,982
    Series V Policies.......................................       271,904           622,851         2,328,923
    Series VI Policies......................................     2,791,858         4,246,320        11,960,494
Net assets retained in the Separate Account by New York Life
  Insurance and Annuity Corporation.........................     5,141,312                --                --
                                                               -----------       -----------       -----------
      Total net assets......................................   $23,439,159       $21,953,025       $68,609,243
                                                               ===========       ===========       ===========
    Series I variable accumulation unit value...............   $     10.28       $     12.23       $     10.28
                                                               ===========       ===========       ===========
    Series II variable accumulation unit value..............   $     10.25       $     10.01       $     10.15
                                                               ===========       ===========       ===========
    Series III variable accumulation unit value.............   $     10.28       $     12.16       $     10.25
                                                               ===========       ===========       ===========
    Series IV variable accumulation unit value..............   $     10.28       $     12.19       $     10.28
                                                               ===========       ===========       ===========
    Series V variable accumulation unit value...............   $     10.31       $     12.02       $     10.13
                                                               ===========       ===========       ===========
    Series VI variable accumulation unit value..............   $     10.28       $     12.12       $     10.21
                                                               ===========       ===========       ===========
Identified Cost of Investment...............................   $23,103,706       $20,691,557       $69,213,088
                                                               ===========       ===========       ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


      MAINSTAY VP        MAINSTAY VP                           MAINSTAY VP        MAINSTAY VP
        CAPITAL             COMMON          MAINSTAY VP         DEVELOPING          FLOATING         MAINSTAY VP
     APPRECIATION--        STOCK--         CONVERTIBLE--         GROWTH--            RATE--          GOVERNMENT--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $46,194,113        $36,253,763        $74,682,419        $15,493,581        $32,467,417        $43,970,778

          161,218            123,702            266,742             53,784             46,519            153,728
            7,893              7,067             14,792              2,915              4,554              8,876
      -----------        -----------        -----------        -----------        -----------        -----------
      $46,025,002        $36,122,994        $74,400,885        $15,436,882        $32,416,344        $43,808,174
      ===========        ===========        ===========        ===========        ===========        ===========
      $ 8,338,608        $ 5,887,964        $11,750,425        $ 2,450,336        $ 3,272,232        $ 7,303,253
           27,906              4,410             77,736             15,393            507,831            134,487
       16,813,286         11,479,707         23,535,717          5,328,363          3,943,182         15,061,568
       10,722,112         12,302,878         23,002,976          4,774,755          1,814,078         13,524,700
          439,510            275,348          1,537,773            168,729            747,832          1,012,514
        9,683,580          6,172,687         14,496,258          2,699,306          2,069,115          6,771,652
               --                 --                 --                 --         20,062,074                 --
      -----------        -----------        -----------        -----------        -----------        -----------
      $46,025,002        $36,122,994        $74,400,885        $15,436,882        $32,416,344        $43,808,174
      ===========        ===========        ===========        ===========        ===========        ===========
      $     11.33        $     12.44        $     11.37        $     11.98        $      9.94        $     10.07
      ===========        ===========        ===========        ===========        ===========        ===========
      $     10.23        $      9.96        $     10.01        $      9.89        $      9.99        $     10.16
      ===========        ===========        ===========        ===========        ===========        ===========
      $     11.42        $     12.33        $     11.38        $     11.78        $      9.94        $      9.98
      ===========        ===========        ===========        ===========        ===========        ===========
      $     11.32        $     12.42        $     11.30        $     11.96        $      9.94        $     10.07
      ===========        ===========        ===========        ===========        ===========        ===========
      $     11.09        $     12.27        $     11.21        $     11.68        $     10.12        $      9.99
      ===========        ===========        ===========        ===========        ===========        ===========
      $     11.25        $     12.35        $     11.16        $     12.06        $      9.99        $      9.99
      ===========        ===========        ===========        ===========        ===========        ===========
      $43,992,672        $33,330,065        $72,007,046        $14,560,413        $32,425,127        $43,874,623
      ===========        ===========        ===========        ===========        ===========        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2005
(Unaudited)

                                                                                   MAINSTAY VP
                                                                                    HIGH YIELD        MAINSTAY VP
                                                                MAINSTAY VP         CORPORATE           INCOME &
                                                                  GROWTH--            BOND--            GROWTH--
                                                               SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $16,291,264        $309,231,749       $23,061,314

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         57,373           1,077,616            77,710
    Administrative charges..................................          3,036              59,470             4,041
                                                                -----------        ------------       -----------
      Total net assets......................................    $16,230,855        $308,094,663       $22,979,563
                                                                ===========        ============       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $ 2,322,655        $ 43,132,965       $ 3,224,967
    Series II Policies......................................          4,310           1,135,480           226,520
    Series III Policies.....................................      5,960,235         105,839,583         7,033,116
    Series IV Policies......................................      5,003,740          94,296,807         6,746,121
    Series V Policies.......................................        344,473          10,775,609           416,946
    Series VI Policies......................................      2,595,442          52,914,219         5,331,893
Net assets retained in the Separate Account by New York Life
  Insurance and Annuity Corporation.........................             --                  --                --
                                                                -----------        ------------       -----------
      Total net assets......................................    $16,230,855        $308,094,663       $22,979,563
                                                                ===========        ============       ===========
    Series I variable accumulation unit value...............    $     10.09        $      12.55       $     12.21
                                                                ===========        ============       ===========
    Series II variable accumulation unit value..............    $     10.43        $      10.09       $     10.09
                                                                ===========        ============       ===========
    Series III variable accumulation unit value.............    $     10.04        $      12.44       $     12.52
                                                                ===========        ============       ===========
    Series IV variable accumulation unit value..............    $     10.07        $      12.61       $     12.47
                                                                ===========        ============       ===========
    Series V variable accumulation unit value...............    $      9.72        $      12.42       $     12.27
                                                                ===========        ============       ===========
    Series VI variable accumulation unit value..............    $     10.00        $      12.46       $     12.33
                                                                ===========        ============       ===========
  Identified Cost of Investment.............................    $16,786,037        $306,267,392       $21,704,549
                                                                ===========        ============       ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
     INTERNATIONAL         MID CAP            MID CAP            MID CAP            S&P 500           SMALL CAP
        EQUITY--            CORE--            GROWTH--           VALUE--            INDEX--            GROWTH--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $63,346,890        $52,964,860        $82,053,937        $105,335,696       $157,636,090       $59,063,835

          213,009            176,393            275,619             350,693            540,052           199,275
           11,092              9,134             14,743              17,234             29,704            11,285
      -----------        -----------        -----------        ------------       ------------       -----------
      $63,122,789        $52,779,333        $81,763,575        $104,967,769       $157,066,334       $58,853,275
      ===========        ===========        ===========        ============       ============       ===========
      $ 9,156,141        $ 8,923,260        $13,655,994        $ 14,534,308       $ 26,899,358       $10,403,935
          228,547             77,337            156,757             247,534            225,597           101,448
       21,480,364         16,944,239         26,656,962          35,325,920         56,954,621        18,511,282
       19,132,969         13,963,570         23,938,713          30,533,878         44,907,667        17,865,322
        1,088,009          1,001,143          1,199,432           1,438,638          3,459,640           872,072
       12,036,759         11,869,784         16,155,717          22,887,491         24,619,451        11,099,216
               --                 --                 --                  --                 --                --
      -----------        -----------        -----------        ------------       ------------       -----------
      $63,122,789        $52,779,333        $81,763,575        $104,967,769       $157,066,334       $58,853,275
      ===========        ===========        ===========        ============       ============       ===========
      $     13.38        $     14.94        $     15.29        $      13.43       $      12.02       $     13.14
      ===========        ===========        ===========        ============       ============       ===========
      $     10.06        $     10.72        $     10.74        $      10.30       $      10.06       $     10.27
      ===========        ===========        ===========        ============       ============       ===========
      $     13.13        $     14.79        $     14.92        $      13.53       $      11.92       $     13.19
      ===========        ===========        ===========        ============       ============       ===========
      $     13.22        $     14.84        $     14.97        $      13.42       $      12.00       $     12.88
      ===========        ===========        ===========        ============       ============       ===========
      $     12.78        $     14.81        $     14.60        $      13.24       $      11.92       $     12.49
      ===========        ===========        ===========        ============       ============       ===========
      $     12.90        $     14.66        $     15.18        $      13.33       $      11.93       $     13.05
      ===========        ===========        ===========        ============       ============       ===========
      $58,271,014        $45,425,053        $68,276,841        $ 96,474,110       $148,837,399       $53,897,703
      ===========        ===========        ===========        ============       ============       ===========


       MAINSTAY VP
          TOTAL
         RETURN--
      SERVICE CLASS
     ----------------
       $39,152,645
           140,187
             6,933
       -----------
       $39,005,525
       ===========
       $ 6,932,036
             7,337
        15,044,057
         9,452,494
           586,390
         6,983,211
                --
       -----------
       $39,005,525
       ===========
       $     11.32
       ===========
       $     10.18
       ===========
       $     11.26
       ===========
       $     11.44
       ===========
       $     11.08
       ===========
       $     11.07
       ===========
       $37,255,388
       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2005
(Unaudited)

                                                                                      ALGER             COLONIAL
                                                                                     AMERICAN           SMALL CAP
                                                                MAINSTAY VP           SMALL            VALUE FUND,
                                                                  VALUE--        CAPITALIZATION--   VARIABLE SERIES--
                                                               SERVICE CLASS      CLASS S SHARES         CLASS B
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $59,191,477        $23,092,879         $10,328,155

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        207,844             77,828              27,858
    Administrative charges..................................         10,634              4,644               2,067
                                                                -----------        -----------         -----------
      Total net assets......................................    $58,972,999        $23,010,407         $10,298,230
                                                                ===========        ===========         ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $ 9,849,336        $ 4,076,240         $ 4,073,725
    Series II Policies......................................         53,721             17,252              52,537
    Series III Policies.....................................     21,299,948          7,312,021           2,354,986
    Series IV Policies......................................     16,223,095          7,645,578           2,542,559
    Series V Policies.......................................        614,280            363,947             115,309
    Series VI Policies......................................     10,932,619          3,595,369           1,159,114
  Net assets retained in the Separate Account by New York
    Life Insurance and Annuity Corporation..................             --                 --                  --
                                                                -----------        -----------         -----------
      Total net assets......................................    $58,972,999        $23,010,407         $10,298,230
                                                                ===========        ===========         ===========
    Series I variable accumulation unit value...............    $     12.72        $     14.31         $     10.42
                                                                ===========        ===========         ===========
    Series II variable accumulation unit value..............    $     10.27        $     10.67         $     10.07
                                                                ===========        ===========         ===========
    Series III variable accumulation unit value.............    $     12.62        $     14.24         $     10.37
                                                                ===========        ===========         ===========
    Series IV variable accumulation unit value..............    $     12.90        $     14.23         $     10.36
                                                                ===========        ===========         ===========
    Series V variable accumulation unit value...............    $     12.57        $     13.97         $     10.32
                                                                ===========        ===========         ===========
    Series VI variable accumulation unit value..............    $     12.63        $     14.21         $     10.34
                                                                ===========        ===========         ===========
Identified Cost of Investment...............................    $54,178,106        $20,278,965         $10,081,391
                                                                ===========        ===========         ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                     JANUS ASPEN
       DREYFUS IP        FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN          SERIES
       TECHNOLOGY            VIP                VIP                VIP               SERIES           WORLDWIDE
        GROWTH--       CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--         GROWTH--
     SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES    SERVICE SHARES
    --------------------------------------------------------------------------------------------------------------
      $19,499,452        $121,040,590       $87,919,479        $112,194,918       $76,627,744        $21,796,020

           66,737             403,831           300,194             361,726           266,329             75,892
            4,001              22,647            16,146              25,062            15,658              4,453
      -----------        ------------       -----------        ------------       -----------        -----------
      $19,428,714        $120,614,112       $87,603,139        $111,808,130       $76,345,757        $21,715,675
      ===========        ============       ===========        ============       ===========        ===========
      $ 3,739,430        $ 18,733,570       $13,921,601        $ 45,232,148       $12,589,390        $ 4,233,986
            6,651             158,188           322,815             217,088           310,299             25,633
        6,713,868          37,473,007        27,272,414          28,641,437        23,696,642          7,459,430
        6,141,718          38,881,506        24,537,437          21,587,997        25,118,246          6,505,349
          213,796           2,650,850         2,763,410           1,501,411         1,855,917            340,922
        2,613,251          22,716,991        18,785,462          14,628,049        12,775,263          3,150,355
               --                  --                --                  --                --                 --
      -----------        ------------       -----------        ------------       -----------        -----------
      $19,428,714        $120,614,112       $87,603,139        $111,808,130       $76,345,757        $21,715,675
      ===========        ============       ===========        ============       ===========        ===========
      $     10.83        $      13.64       $     12.38        $      14.15       $     11.28        $     11.44
      ===========        ============       ===========        ============       ===========        ===========
      $     10.04        $      10.53       $      9.94        $      12.74       $     10.27        $      9.65
      ===========        ============       ===========        ============       ===========        ===========
      $     10.71        $      13.48       $     12.18        $      14.06       $     11.30        $     11.32
      ===========        ============       ===========        ============       ===========        ===========
      $     10.74        $      13.78       $     12.32        $      14.33       $     11.27        $     11.34
      ===========        ============       ===========        ============       ===========        ===========
      $     10.64        $      13.30       $     12.32        $      13.44       $     11.19        $     11.15
      ===========        ============       ===========        ============       ===========        ===========
      $     10.67        $      13.34       $     12.23        $      14.28       $     11.21        $     11.09
      ===========        ============       ===========        ============       ===========        ===========
      $20,182,441        $107,505,551       $86,064,807        $100,656,588       $73,036,730        $21,571,821
      ===========        ============       ===========        ============       ===========        ===========


           MFS(R)
      INVESTORS TRUST
          SERIES--
       SERVICE CLASS
     ------------------
         $4,433,450
             15,181
                963
         ----------
         $4,417,306
         ==========
         $  943,486
                200
          1,159,210
          1,421,254
             88,863
            804,293
                 --
         ----------
         $4,417,306
         ==========
         $    11.75
         ==========
         $    10.05
         ==========
         $    11.79
         ==========
         $    11.86
         ==========
         $    11.73
         ==========
         $    11.70
         ==========
         $4,141,314
         ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2005
(Unaudited)

                                                                                                        NEUBERGER
                                                                                                          BERMAN
                                                                  MFS(R)              MFS(R)               AMT
                                                                 RESEARCH           UTILITIES            MID-CAP
                                                                 SERIES--            SERIES--            GROWTH--
                                                              SERVICE CLASS       SERVICE CLASS          CLASS S
                                                             -----------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $6,162,192         $103,618,773         $8,157,120

LIABILITIES:
  Liability to New York Life Insurance and Annuity Corporation for:
    Mortality and expense risk charges......................        21,093              322,057             27,100
    Administrative charges..................................         1,210               21,443              1,798
                                                                ----------         ------------         ----------
      Total net assets......................................    $6,139,889         $103,275,273         $8,128,222
                                                                ==========         ============         ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $1,184,548         $ 41,158,522         $2,299,014
    Series II Policies......................................        28,818              701,614             11,208
    Series III Policies.....................................     1,723,337           26,427,999          2,188,478
    Series IV Policies......................................     1,854,615           19,476,771          2,107,731
    Series V Policies.......................................        39,699            1,236,828            314,207
    Series VI Policies......................................     1,308,872           14,273,539          1,207,584
Net assets retained in the Separate Account by New York Life
  Insurance and Annuity Corporation.........................            --                   --                 --
                                                                ----------         ------------         ----------
      Total net assets......................................    $6,139,889         $103,275,273         $8,128,222
                                                                ==========         ============         ==========
    Series I variable accumulation unit value...............    $    12.57         $      14.88         $    12.66
                                                                ==========         ============         ==========
    Series II variable accumulation unit value..............    $    10.16         $      13.35         $    10.81
                                                                ==========         ============         ==========
    Series III variable accumulation unit value.............    $    12.44         $      15.64         $    12.70
                                                                ==========         ============         ==========
    Series IV variable accumulation unit value..............    $    12.25         $      15.74         $    13.12
                                                                ==========         ============         ==========
    Series V variable accumulation unit value...............    $    12.51         $      15.71         $    12.82
                                                                ==========         ============         ==========
    Series VI variable accumulation unit value..............    $    12.62         $      15.58         $    12.84
                                                                ==========         ============         ==========
Identified Cost of Investment...............................    $5,592,930         $ 93,974,276         $7,387,545
                                                                ==========         ============         ==========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                        VAN KAMPEN
                            UIF
    T. ROWE PRICE        EMERGING             VICTORY
       EQUITY             MARKETS         VIF DIVERSIFIED
       INCOME            EQUITY--             STOCK--
    PORTFOLIO--II        CLASS II         CLASS A SHARES
    -----------------------------------------------------
.... $111,086,602        $21,592,012         $10,968,590

....      376,195            69,127               34,201
....       20,187             4,013                2,413
    ------------        -----------         -----------
.... $110,690,220        $21,518,872         $10,931,976
    ============        ===========         ===========
.... $ 14,327,340        $3,830,513          $ 3,970,769
....      369,841            66,606               17,636
....   34,324,728         6,501,067            2,234,571
....   34,880,506         6,878,057            2,632,248
....    3,824,267           170,228              117,696
....   22,963,538         4,072,401            1,959,056
 ..           --                --                   --
    ------------        -----------         -----------
.... $110,690,220        $21,518,872         $10,931,976
    ============        ===========         ===========
.... $      12.50        $    17.41          $     11.16
    ============        ===========         ===========
.... $      10.19        $    11.16          $      9.93
    ============        ===========         ===========
.... $      12.42        $    16.71          $     11.03
    ============        ===========         ===========
.... $      12.52        $    17.32          $     10.86
    ============        ===========         ===========
.... $      12.34        $    13.33          $     10.79
    ============        ===========         ===========
.... $      12.39        $    16.74          $     11.02
    ============        ===========         ===========
.... $105,534,140        $18,804,053         $10,614,092
    ============        ===========         ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005
(Unaudited)

                                                                                                    MAINSTAY VP
                                                            MAINSTAY VP         MAINSTAY VP           CAPITAL
                                                           BASIC VALUE--          BOND--          APPRECIATION--
                                                           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $         --        $         --        $         --
  Mortality and expense risk charges...................        (343,414)         (1,505,610)         (2,119,138)
  Administrative charges...............................         (29,896)           (133,878)           (240,429)
                                                           ------------        ------------        ------------
      Net investment income (loss).....................        (373,310)         (1,639,488)         (2,359,567)
                                                           ------------        ------------        ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................       4,930,288          18,647,860          48,834,674
  Cost of investments sold.............................      (4,631,139)        (18,696,337)        (76,528,276)
                                                           ------------        ------------        ------------
      Net realized gain (loss) on investments..........         299,149             (48,477)        (27,693,602)
  Realized gain distribution received..................              --                  --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................        (641,719)          4,908,455          26,369,757
                                                           ------------        ------------        ------------
      Net gain (loss) on investments...................        (342,570)          4,859,978          (1,323,845)
                                                           ------------        ------------        ------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $   (715,880)       $  3,220,490        $ (3,683,412)
                                                           ============        ============        ============

                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                             INCOME &          INTERNATIONAL          MID CAP
                                                             GROWTH--            EQUITY--             CORE--
                                                           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $         --        $         --        $          --
  Mortality and expense risk charges...................        (363,452)           (528,285)            (414,212)
  Administrative charges...............................         (35,987)            (48,151)             (34,987)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................        (399,439)           (576,436)            (449,199)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................       3,874,976           2,606,925            7,273,842
  Cost of investments sold.............................      (3,865,651)         (1,946,606)          (5,001,405)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........           9,325             660,319            2,272,437
  Realized gain distribution received..................              --                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................         180,998          (1,062,912)           1,660,903
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................         190,323            (402,593)           3,933,340
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $   (209,116)       $   (979,029)       $   3,484,141
                                                           ============        ============        =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                     MAINSTAY VP
                    MAINSTAY VP                     MAINSTAY VP                                      HIGH YIELD
    MAINSTAY VP       COMMON        MAINSTAY VP     DEVELOPING      MAINSTAY VP     MAINSTAY VP       CORPORATE
        CASH          STOCK--      CONVERTIBLE--     GROWTH--      GOVERNMENT--      GROWTH--          BOND--
     MANAGEMENT    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------
    $ 2,133,589    $         --    $         --    $         --    $         --    $         --     $         --
     (1,347,461)     (1,878,637)     (1,332,179)       (171,159)     (1,204,289)       (547,817)      (4,920,215)
       (110,972)       (200,579)       (126,874)        (15,974)       (103,908)        (56,463)        (483,144)
    ------------   ------------    ------------    ------------    ------------    ------------     ------------
        675,156      (2,079,216)     (1,459,053)       (187,133)     (1,308,197)       (604,280)      (5,403,359)
    ------------   ------------    ------------    ------------    ------------    ------------     ------------
     83,614,582      31,356,928      23,627,625       9,434,975      24,037,464      14,094,615       89,936,849
    (83,617,678)    (40,496,111)    (25,024,266)    (11,698,966)    (24,676,930)    (24,994,486)     (90,123,196)
    ------------   ------------    ------------    ------------    ------------    ------------     ------------
         (3,096)     (9,139,183)     (1,396,641)     (2,263,991)       (639,466)    (10,899,871)        (186,347)
             --              --              --              --              --              --               --
          2,699      10,976,550         781,890       1,686,525       4,959,355       6,371,554         (375,400)
    ------------   ------------    ------------    ------------    ------------    ------------     ------------
           (397)      1,837,367        (614,751)       (577,466)      4,319,889      (4,528,317)        (561,747)
    ------------   ------------    ------------    ------------    ------------    ------------     ------------
    $   674,759    $   (241,849)   $ (2,073,804)   $   (764,599)   $  3,011,692    $ (5,132,597)    $ (5,965,106)
    ============   ============    ============    ============    ============    ============     ============

                                                                                                         ALGER
     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                        AMERICAN
       MID CAP         MID CAP         S&P 500        SMALL CAP         TOTAL        MAINSTAY VP         SMALL
      GROWTH--         VALUE--         INDEX--        GROWTH--        RETURN--         VALUE--      CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------
    $         --    $         --    $         --     $        --    $         --    $         --     $          --
        (570,406)     (1,018,749)     (3,844,481)       (450,424)     (1,455,494)     (1,622,563)         (483,248)
         (48,548)        (84,196)       (400,007)        (38,226)       (158,225)       (159,885)          (48,497)
    -------------   ------------    ------------     -----------    ------------    ------------     -------------
        (618,954)     (1,102,945)     (4,244,488)       (488,650)     (1,613,719)     (1,782,448)         (531,745)
    -------------   ------------    ------------     -----------    ------------    ------------     -------------
       9,793,801      11,309,780      51,930,315      10,206,477      29,893,652      18,984,437         7,375,136
      (6,971,071)     (8,612,414)    (51,248,818)     (8,554,422)    (33,325,476)    (19,847,559)       (5,820,882)
    -------------   ------------    ------------     -----------    ------------    ------------     -------------
       2,822,730       2,697,366         681,497       1,652,055      (3,431,824)       (863,122)        1,554,254
              --              --              --              --              --              --                --
       2,087,001      (1,396,526)     (7,443,689)     (1,593,637)      6,725,150       4,460,583           730,474
    -------------   ------------    ------------     -----------    ------------    ------------     -------------
       4,909,731       1,300,840      (6,762,192)         58,418       3,293,326       3,597,461         2,284,728
    -------------   ------------    ------------     -----------    ------------    ------------     -------------
    $  4,290,777    $    197,895    $(11,006,680)    $  (430,232)   $  1,679,607    $  1,815,013     $   1,752,983
    =============   ============    ============     ===========    ============    ============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
(Unaudited)


                                                                AMSOUTH        AMSOUTH         AMSOUTH
                                                               ENHANCED     INTERNATIONAL     LARGE CAP
                                                              MARKET FUND    EQUITY FUND        FUND
                                                              -------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $   15,482     $       --       $   4,932
  Mortality and expense risk charges........................     (23,952)        (6,173)        (35,137)
  Administrative charges....................................          --             --              --
                                                              -----------    ----------       ---------
      Net investment income (loss)..........................      (8,470)        (6,173)        (30,205)
                                                              -----------    ----------       ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     226,526         41,480         373,790
  Cost of investments sold..................................    (211,686)       (28,039)       (369,429)
                                                              -----------    ----------       ---------
      Net realized gain (loss) on investments...............      14,840         13,441           4,361
  Realized gain distribution received.......................          --             --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       1,131        (31,408)        (87,669)
                                                              -----------    ----------       ---------
      Net gain (loss) on investments........................      15,971        (17,967)        (83,308)
                                                              -----------    ----------       ---------
        Net increase (decrease) in net assets resulting from
          operations........................................  $    7,501     $  (24,140)      $(113,513)
                                                              ===========    ==========       =========

                                                                 MFS(R)
                                                                INVESTORS        MFS(R)          MFS(R)
                                                                  TRUST         RESEARCH        UTILITIES
                                                                SERIES--        SERIES--        SERIES--
                                                              INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   167,335     $   190,190      $ (60,514)
  Mortality and expense risk charges........................      (199,851)       (258,673)       (29,153)
  Administrative charges....................................       (18,563)        (25,653)        (1,602)
                                                               -----------     -----------      ---------
      Net investment income (loss)..........................       (51,079)        (94,136)       (91,269)
                                                               -----------     -----------      ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     2,836,122       4,649,596        496,346
  Cost of investments sold..................................    (3,109,653)     (6,564,341)      (305,971)
                                                               -----------     -----------      ---------
      Net realized gain (loss) on investments...............      (273,531)     (1,914,745)       190,375
  Realized gain distribution received.......................            --              --         86,762
  Change in unrealized appreciation (depreciation) on
    investments.............................................       (52,516)      1,948,044        128,416
                                                               -----------     -----------      ---------
      Net gain (loss) on investments........................      (326,047)         33,299        405,553
                                                               -----------     -----------      ---------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  (377,126)    $   (60,837)     $ 314,284
                                                               ===========     ===========      =========

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through June 30,
    2005.

(b) For the period May 4, 2005 (Commencement of Operations) through June 30,
    2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                  JANUS ASPEN
                                 DREYFUS IP                       FIDELITY(R)     JANUS ASPEN       SERIES
                                 TECHNOLOGY      FIDELITY(R)          VIP           SERIES         WORLDWIDE
      AMSOUTH       CALVERT       GROWTH--           VIP            EQUITY-       BALANCED--       GROWTH--
      MID CAP        SOCIAL        INITIAL     CONTRAFUND(R)--     INCOME--      INSTITUTIONAL   INSTITUTIONAL
       FUND         BALANCED       SHARES       INITIAL CLASS    INITIAL CLASS      SHARES          SHARES
    ----------------------------------------------------------------------------------------------------------
    $    4,504    $        --    $       --     $  1,152,504     $  3,805,219    $  7,096,899    $  1,880,158
       (16,473)      (315,585)     (157,428)      (2,457,457)      (1,498,882)     (3,632,900)     (1,487,219)
            --        (27,404)      (12,495)        (253,316)        (145,876)       (380,295)       (168,834)
    -----------   -----------    -----------    ------------     ------------    ------------    ------------
       (11,969)      (342,989)     (169,923)      (1,558,269)       2,160,461       3,083,704         224,105
    -----------   -----------    -----------    ------------     ------------    ------------    ------------
       116,758      3,643,536     5,687,498       13,897,755       14,262,737      59,280,886      30,159,301
       (90,070)    (4,006,628)   (5,184,626)     (12,420,349)     (15,392,691)    (64,553,813)    (52,789,456)
    -----------   -----------    -----------    ------------     ------------    ------------    ------------
        26,688       (363,092)      502,872        1,477,406       (1,129,954)     (5,272,927)    (22,630,155)
            --             --            --           72,032        8,362,088              --              --
        62,242      1,069,454    (2,260,749)      10,878,074      (14,239,112)      4,955,723      13,525,783
    -----------   -----------    -----------    ------------     ------------    ------------    ------------
        88,930        706,362    (1,757,877)      12,427,512       (7,006,978)       (317,204)     (9,104,372)
    -----------   -----------    -----------    ------------     ------------    ------------    ------------
    $   76,961    $   363,373    $(1,927,800)   $ 10,869,243     $ (4,846,517)   $  2,766,500    $ (8,880,267)
    ===========   ===========    ===========    ============     ============    ============    ============

     NEUBERGER                                                                  VAN KAMPEN
      BERMAN                                      T. ROWE                          UIF
        AMT                                        PRICE          VAN ECK        EMERGING
      MID-CAP        ROYCE          ROYCE          EQUITY        WORLDWIDE       MARKETS
     GROWTH--      MICRO-CAP      SMALL-CAP        INCOME          HARD          EQUITY--
      CLASS I     PORTFOLIO(A)   PORTFOLIO(B)    PORTFOLIO        ASSETS         CLASS I
    ---------------------------------------------------------------------------------------
    $       --    $        --    $        --    $ 1,578,959    $    194,470    $        --
       (51,407)          (921)          (753)    (1,428,559)       (465,136)      (330,793)
        (3,148)           (67)           (49)      (123,550)        (29,143)       (33,079)
    -----------   -----------    -----------    ------------   ------------    ------------
       (54,555)          (988)          (802)        26,850        (299,809)      (363,872)
    -----------   -----------    -----------    ------------   ------------    ------------
     1,608,227          8,205             33      6,242,911       2,568,285      2,837,249
    (1,292,501)        (8,255)           (32)    (5,276,144)     (1,485,777)    (2,751,917)
    -----------   -----------    -----------    ------------   ------------    ------------
       315,726            (50)             1        966,767       1,082,508         85,332
            --             --             --      1,485,660              --             --
      (202,103)        17,458         14,873     (4,913,805)      9,197,789      2,597,208
    -----------   -----------    -----------    ------------   ------------    ------------
       113,623         17,408         14,874     (2,461,378)     10,280,297      2,682,540
    -----------   -----------    -----------    ------------   ------------    ------------
    $   59,068    $    16,420    $    14,072    $(2,434,528)   $  9,980,488    $ 2,318,668
    ===========   ===========    ===========    ============   ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
(Unaudited)


                                                                MAINSTAY VP       MAINSTAY VP     MAINSTAY VP
                                                                 BALANCED--      BASIC VALUE--      BOND--
                                                              SERVICE CLASS(C)   SERVICE CLASS   SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $         --      $        --     $        --
  Mortality and expense risk charges........................         (31,357)        (151,649)       (447,528)
  Administrative charges....................................          (2,615)          (8,484)        (24,073)
                                                                ------------      -----------     -----------
      Net investment income (loss)..........................         (33,972)        (160,133)       (471,601)
                                                                ------------      -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................         366,625        1,437,079       2,090,883
  Cost of investments sold..................................        (357,062)      (1,234,662)     (2,190,325)
                                                                ------------      -----------     -----------
      Net realized gain (loss) on investments...............           9,563          202,417         (99,442)
  Realized gain distribution received.......................              --               --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         369,737         (343,039)      1,425,357
                                                                ------------      -----------     -----------
      Net gain (loss) on investments........................         379,300         (140,622)      1,325,915
                                                                ------------      -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................    $    345,328      $  (300,755)    $   854,314
                                                                ============      ===========     ===========

                                                                MAINSTAY VP
                                                                 HIGH YIELD       MAINSTAY VP     MAINSTAY VP
                                                                 CORPORATE         INCOME &      INTERNATIONAL
                                                                   BOND--          GROWTH--        EQUITY--
                                                               SERVICE CLASS     SERVICE CLASS   SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $         --      $        --     $        --
  Mortality and expense risk charges........................      (2,055,140)        (144,293)       (392,794)
  Administrative charges....................................        (111,756)          (7,541)        (20,292)
                                                                ------------      -----------     -----------
      Net investment income (loss)..........................      (2,166,896)        (151,834)       (413,086)
                                                                ------------      -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      12,216,977          724,483         889,469
  Cost of investments sold..................................     (11,420,811)        (602,106)       (663,432)
                                                                ------------      -----------     -----------
      Net realized gain (loss) on investments...............         796,166          122,377         226,037
  Realized gain distribution received.......................              --               --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        (872,300)           8,350        (592,414)
                                                                ------------      -----------     -----------
      Net gain (loss) on investments........................         (76,134)         130,727        (366,377)
                                                                ------------      -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................    $ (2,243,030)     $   (21,107)    $  (779,463)
                                                                ============      ===========     ===========

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005 (Commencement of Operations) through June 30,
    2005.

(d) For the period May 5, 2005 (Commencement of Operations) through June 30,
    2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     MAINSTAY VP      MAINSTAY VP                     MAINSTAY VP      MAINSTAY VP
       CAPITAL          COMMON        MAINSTAY VP     DEVELOPING     FLOATING RATE--    MAINSTAY VP     MAINSTAY VP
    APPRECIATION--      STOCK--      CONVERTIBLE--     GROWTH--          SERVICE       GOVERNMENT--      GROWTH--
    SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS      CLASS(D)       SERVICE CLASS   SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------
     $        --      $        --     $        --     $        --      $   119,997      $        --     $        --
        (320,995)        (237,661)       (517,645)       (101,335)         (46,342)        (285,640)       (116,480)
         (15,672)         (13,450)        (28,180)         (5,497)          (4,536)         (16,469)         (6,027)
     -----------      -----------     -----------     -----------      -----------      -----------     -----------
        (336,667)        (251,111)       (545,825)       (106,832)          69,119         (302,109)       (122,507)
     -----------      -----------     -----------     -----------      -----------      -----------     -----------
       2,690,654        1,199,265       4,158,143         810,864          165,027        2,505,831       1,566,034
      (2,442,795)        (998,169)     (3,798,933)       (767,657)        (166,081)      (2,576,555)     (1,568,241)
     -----------      -----------     -----------     -----------      -----------      -----------     -----------
         247,859          201,096         359,210          43,207           (1,054)         (70,724)         (2,207)
              --               --              --              --               --               --              --
        (222,181)         112,288        (404,351)        (11,569)          42,289        1,013,078        (789,270)
     -----------      -----------     -----------     -----------      -----------      -----------     -----------
          25,678          313,384         (45,141)         31,638           41,235          942,354        (791,477)
     -----------      -----------     -----------     -----------      -----------      -----------     -----------
     $  (310,989)     $    62,273     $  (590,966)    $   (75,194)     $   110,354      $   640,245     $  (913,984)
     ===========      ===========     ===========     ===========      ===========      ===========     ===========


     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
       MID CAP         MID CAP         MID CAP         S&P 500        SMALL CAP       MAINSTAY VP      MAINSTAY VP
       CORE--         GROWTH--         VALUE--         INDEX--         GROWTH--      TOTAL RETURN--      VALUE--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
     $        --     $        --     $        --     $        --     $        --      $        --      $        --
        (322,530)       (508,622)       (649,624)     (1,046,796)       (385,457)        (268,969)        (399,098)
         (16,563)        (27,008)        (31,852)        (56,916)        (21,213)         (13,255)         (20,295)
     -----------     -----------     -----------     -----------     -----------      -----------      -----------
        (339,093)       (535,630)       (681,476)     (1,103,712)       (406,670)        (282,224)        (419,393)
     -----------     -----------     -----------     -----------     -----------      -----------      -----------
       1,389,800       3,263,966       1,537,961       3,639,033       2,044,064        2,090,962        1,473,745
        (995,275)     (2,611,813)     (1,161,959)     (3,104,286)     (1,759,765)      (1,941,918)      (1,209,893)
     -----------     -----------     -----------     -----------     -----------      -----------      -----------
         394,525         652,153         376,002         534,747         284,299          149,044          263,852
              --              --              --              --              --               --               --
       2,492,033       3,703,754         428,357      (1,886,112)        232,641          466,915          555,911
     -----------     -----------     -----------     -----------     -----------      -----------      -----------
       2,886,558       4,355,907         804,359      (1,351,365)        516,940          615,959          819,763
     -----------     -----------     -----------     -----------     -----------      -----------      -----------
     $ 2,547,465     $ 3,820,277     $   122,883     $(2,455,077)    $   110,270      $   333,735      $   400,370
     ===========     ===========     ===========     ===========     ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
(Unaudited)


                                                                   ALGER
                                                                  AMERICAN        COLONIAL SMALL       DREYFUS IP
                                                                   SMALL          CAP VALUE FUND,      TECHNOLOGY
                                                              CAPITALIZATION--   VARIABLE SERIES--      GROWTH--
                                                               CLASS S SHARES         CLASS B        SERVICE SHARES
                                                              -----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $       --          $      --        $        --
  Mortality and expense risk charges........................       (142,191)           (39,639)          (134,285)
  Administrative charges....................................         (8,377)            (2,835)            (7,839)
                                                                 ----------          ---------        -----------
      Net investment income (loss)..........................       (150,568)           (42,474)          (142,124)
                                                                 ----------          ---------        -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      1,043,568            304,127          1,938,294
  Cost of investments sold..................................       (866,519)          (317,088)        (1,942,104)
                                                                 ----------          ---------        -----------
      Net realized gain (loss) on investments...............        177,049            (12,961)            (3,810)
  Realized gain distribution received.......................             --                 --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        672,688            245,716         (1,230,118)
                                                                 ----------          ---------        -----------
      Net gain (loss) on investments........................        849,737            232,755         (1,233,928)
                                                                 ----------          ---------        -----------
        Net increase (decrease) in net assets resulting from
          operations........................................     $  699,169          $ 190,281        $(1,376,052)
                                                                 ==========          =========        ===========

                                                                  MFS(R)
                                                                 INVESTORS           MFS(R)            MFS(R)
                                                                   TRUST            RESEARCH         UTILITIES
                                                                 SERIES--           SERIES--          SERIES--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $   13,376         $  17,610        $   429,108
  Mortality and expense risk charges........................       (28,803)          (39,675)          (497,442)
  Administrative charges....................................        (1,826)           (2,315)           (32,506)
                                                                ----------         ---------        -----------
      Net investment income (loss)..........................       (17,253)          (24,380)          (100,840)
                                                                ----------         ---------        -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       356,956           550,947          5,201,989
  Cost of investments sold..................................      (310,129)         (444,946)        (4,381,247)
                                                                ----------         ---------        -----------
      Net realized gain (loss) on investments...............        46,827           106,001            820,742
  Realized gain distribution received.......................            --                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       (78,528)          (51,521)         5,617,092
                                                                ----------         ---------        -----------
      Net gain (loss) on investments........................       (31,701)           54,480          6,437,834
                                                                ----------         ---------        -----------
        Net increase (decrease) in net assets resulting from
          operations........................................    $  (48,954)        $  30,100        $ 6,336,994
                                                                ==========         =========        ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                                            JANUS ASPEN
      FIDELITY(R)                                          JANUS ASPEN         SERIES
          VIP         FIDELITY(R) VIP   FIDELITY(R) VIP       SERIES         WORLDWIDE
    CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--        BALANCED--        GROWTH--
    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES   SERVICE SHARES
    -------------------------------------------------------------------------------------
      $   123,044       $ 1,061,991       $        --      $   875,797      $   161,803
         (740,898)         (573,119)         (654,856)        (506,375)        (152,322)
          (41,045)          (30,585)          (44,763)         (29,296)          (8,818)
      -----------       -----------       -----------      -----------      -----------
         (658,899)          458,287          (699,619)         340,126              663
      -----------       -----------       -----------      -----------      -----------
        1,365,798         1,419,617         2,089,932        4,234,905        1,359,214
       (1,041,213)       (1,207,985)       (1,631,188)      (3,803,992)      (1,203,011)
      -----------       -----------       -----------      -----------      -----------
          324,585           211,632           458,744          430,913          156,203
           17,578         2,625,478         1,421,216               --               --
        3,495,864        (4,802,600)        1,154,812         (341,627)        (971,738)
      -----------       -----------       -----------      -----------      -----------
        3,838,027        (1,965,490)        3,034,772           89,286         (815,535)
      -----------       -----------       -----------      -----------      -----------
      $ 3,179,128       $(1,507,203)      $ 2,335,153      $   429,412      $  (814,872)
      ===========       ===========       ===========      ===========      ===========

       NEUBERGER
        BERMAN                            VAN KAMPEN       VICTORY VIF
      AMT MID-CAP     T. ROWE PRICE      UIF EMERGING      DIVERSIFIED
       GROWTH--       EQUITY INCOME    MARKETS EQUITY--      STOCK--
        CLASS S       PORTFOLIO--II        CLASS II       CLASS A SHARES
    --------------------------------------------------------------------
      $        --      $   609,712       $        --       $     6,605
          (48,804)        (697,891)         (125,116)          (60,022)
           (3,180)         (37,210)           (7,113)           (4,208)
    ---------------   --------------   ----------------   --------------
          (51,984)        (125,389)         (132,229)          (57,625)
    ---------------   --------------   ----------------   --------------
          540,572        1,103,781         1,305,854           526,412
         (474,668)      (1,144,754)       (1,054,240)         (492,761)
    ---------------   --------------   ----------------   --------------
           65,904          (40,973)          251,614            33,651
               --          689,800                --                --
          144,121       (1,596,604)          683,659            37,094
    ---------------   --------------   ----------------   --------------
          210,025         (947,777)          935,273            70,745
    ---------------   --------------   ----------------   --------------
      $   158,041      $(1,073,166)      $   803,044       $    13,120
    ===============   ==============   ================   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                               MAINSTAY VP                   MAINSTAY VP
                                                              BASIC VALUE--                    BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2005           2004           2005           2004
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (373,310)  $   (260,322)  $ (1,639,488)  $  4,750,511
    Net realized gain (loss) on investments..........       299,149          4,473        (48,477)     2,421,189
    Realized gain distribution received..............            --             --             --      2,530,840
    Change in unrealized appreciation (depreciation)
      on investments.................................      (641,719)     5,051,499      4,908,455     (3,418,356)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................      (715,880)     4,795,650      3,220,490      6,284,184
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       303,541        747,857      1,652,347      3,862,802
    Policyowners' surrenders.........................    (2,387,120)    (3,498,688)   (11,303,464)   (20,826,615)
    Policyowners' annuity and death benefits.........      (279,860)      (560,862)    (1,267,192)    (2,721,983)
    Net transfers from (to) Fixed Account............       (40,161)       540,957       (636,041)    (3,943,016)
    Transfers between Investment Divisions...........    (1,141,836)     2,808,990     (3,110,685)   (27,712,958)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    (3,545,436)        38,254    (14,665,035)   (51,341,770)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         9,644         (8,129)       (17,263)       (32,400)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    (4,251,672)     4,825,775    (11,461,808)   (45,089,986)
NET ASSETS:
    Beginning of period..............................    54,412,613     49,586,838    235,339,610    280,429,596
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $ 50,160,941   $ 54,412,613   $223,877,802   $235,339,610
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   DEVELOPING
                                                              CONVERTIBLE--                   GROWTH--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2005           2004           2005           2004
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,459,053)  $    918,126   $   (187,133)  $   (455,324)
    Net realized gain (loss) on investments..........    (1,396,641)    (4,615,441)    (2,263,991)    (1,142,594)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................       781,890     12,994,494      1,686,525      2,701,305
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    (2,073,804)     9,297,179       (764,599)     1,103,387
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,539,723      4,036,622        161,495        344,461
    Policyowners' surrenders.........................    (7,875,586)   (15,568,502)    (1,049,901)    (2,377,746)
    Policyowners' annuity and death benefits.........    (1,392,961)    (1,843,014)       (85,623)      (212,455)
    Net transfers from (to) Fixed Account............      (667,402)      (774,552)          (950)       124,265
    Transfers between Investment Divisions...........   (12,841,978)      (752,012)    (1,251,807)      (299,255)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --     (6,299,024)            --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (21,238,204)   (14,901,458)    (8,525,810)    (2,420,730)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        14,901        (38,270)         8,341         (4,558)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (23,297,107)    (5,642,549)    (9,282,068)    (1,321,901)
NET ASSETS:
    Beginning of period..............................   219,113,818    224,756,367     31,641,661     32,963,562
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $195,816,711   $219,113,818   $ 22,359,593   $ 31,641,661
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


            MAINSTAY VP                                                 MAINSTAY VP
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------
    $ (2,359,567)  $ (4,552,244)  $    675,156   $ (1,458,785)  $ (2,079,216)  $   (193,100)
     (27,693,602)   (32,043,224)        (3,096)        (7,839)    (9,139,183)   (12,888,862)
              --             --             --             --             --             --
      26,369,757     45,162,339          2,699          2,072     10,976,550     40,339,057
    ------------   ------------   ------------   ------------   ------------   ------------
      (3,683,412)     8,566,871        674,759     (1,464,552)      (241,849)    27,257,095
    ------------   ------------   ------------   ------------   ------------   ------------
       2,734,789      6,782,048     37,847,849     82,832,764      2,041,281      4,323,036
     (17,770,159)   (33,824,586)   (23,400,072)   (44,058,355)   (13,516,762)   (24,094,330)
      (2,006,142)    (3,445,882)    (1,109,697)    (2,952,212)    (1,767,871)    (2,678,850)
      (1,568,239)    (1,179,606)    (2,764,530)   (24,138,819)      (690,656)        83,844
     (27,010,102)   (18,542,200)   (12,917,030)   (50,611,299)   (14,428,804)   (10,804,572)
    ------------   ------------   ------------   ------------   ------------   ------------
     (45,619,853)   (50,210,226)    (2,343,480)   (38,927,921)   (28,362,812)   (33,170,872)
    ------------   ------------   ------------   ------------   ------------   ------------
          81,147         (5,445)        (5,815)        (5,488)        57,540        (53,926)
    ------------   ------------   ------------   ------------   ------------   ------------
     (49,222,118)   (41,648,800)    (1,674,536)   (40,397,961)   (28,547,121)    (5,967,703)
     371,896,737    413,545,537    198,928,825    239,326,786    313,976,071    319,943,774
    ------------   ------------   ------------   ------------   ------------   ------------
    $322,674,619   $371,896,737   $197,254,289   $198,928,825   $285,428,950   $313,976,071
    ============   ============   ============   ============   ============   ============

                                                                        MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                   HIGH YIELD
           GOVERNMENT--                    GROWTH--                  CORPORATE BOND--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------
    $ (1,308,197)  $  4,787,316   $   (604,280)  $ (1,266,866)  $ (5,403,359)  $ 42,308,686
        (639,466)        51,695    (10,899,871)   (13,644,070)      (186,347)   (11,306,892)
              --             --             --             --             --             --
       4,959,355       (895,837)     6,371,554      9,803,326       (375,400)    48,866,587
    ------------   ------------   ------------   ------------   ------------   ------------
       3,011,692      3,943,174     (5,132,597)    (5,107,610)    (5,965,106)    79,868,381
    ------------   ------------   ------------   ------------   ------------   ------------
       1,814,183      3,702,340        556,237      1,709,414      6,684,540     14,408,799
     (11,451,584)   (19,351,263)    (3,377,227)    (7,391,220)   (42,828,258)   (67,593,230)
      (1,198,751)    (3,331,558)      (627,935)    (1,077,715)    (6,313,691)    (7,783,342)
      (1,785,286)    (5,722,334)      (273,284)       (66,344)    (1,565,128)    (2,295,955)
      (4,951,552)   (39,390,063)    (9,205,331)    (9,295,560)   (13,588,933)     2,365,345
              --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
     (17,572,990)   (64,092,878)   (12,927,540)   (16,121,425)   (57,611,470)   (60,898,383)
    ------------   ------------   ------------   ------------   ------------   ------------
         (15,716)       (21,311)        31,996         12,190         30,076       (308,374)
    ------------   ------------   ------------   ------------   ------------   ------------
     (14,577,014)   (60,171,015)   (18,028,141)   (21,216,845)   (63,546,500)    18,661,624
     189,586,013    249,757,028     96,721,863    117,938,708    797,376,871    778,715,247
    ------------   ------------   ------------   ------------   ------------   ------------
    $175,008,999   $189,586,013   $ 78,693,722   $ 96,721,863   $733,830,371   $797,376,871
    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                              MAINSTAY VP                  MAINSTAY VP
                                                           INCOME & GROWTH--         INTERNATIONAL EQUITY--
                                                             INITIAL CLASS                INITIAL CLASS
                                                       -------------------------   ---------------------------
                                                          2005          2004           2005           2004
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (399,439)  $   166,828   $   (576,436)  $   (221,628)
    Net realized gain (loss) on investments..........        9,325      (191,872)       660,319      1,419,563
    Realized gain distribution received..............           --            --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      180,998     5,821,819     (1,062,912)     8,352,821
                                                       -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     (209,116)    5,796,775       (979,029)     9,550,756
                                                       -----------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      252,778       638,424      1,089,149      1,460,935
    Policyowners' surrenders.........................   (2,834,059)   (4,035,637)    (3,428,971)    (3,884,069)
    Policyowners' annuity and death benefits.........     (264,127)     (460,829)      (242,590)      (579,519)
    Net transfers from (to) Fixed Account............      222,998       257,545        282,065        725,855
    Transfers between Investment Divisions...........      773,764     1,778,082     14,248,495     17,168,964
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....           --            --             --             --
                                                       -----------   -----------   ------------   ------------
      Net contributions and (withdrawals)............   (1,848,646)   (1,822,415)    11,948,148     14,892,166
                                                       -----------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        9,974       (12,618)        10,089        (26,834)
                                                       -----------   -----------   ------------   ------------
        Increase (decrease) in net assets............   (2,047,788)    3,961,742     10,979,208     24,416,088
NET ASSETS:
    Beginning of period..............................   57,909,276    53,947,534     73,658,289     49,242,201
                                                       -----------   -----------   ------------   ------------
    End of period....................................  $55,861,488   $57,909,276   $ 84,637,497   $ 73,658,289
                                                       ===========   ===========   ============   ============

                                                              MAINSTAY VP
                                                               SMALL CAP                   MAINSTAY VP
                                                               GROWTH--                  TOTAL RETURN--
                                                             INITIAL CLASS                INITIAL CLASS
                                                       -------------------------   ---------------------------
                                                          2005          2004           2005           2004
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (488,650)  $  (989,709)  $ (1,613,719)  $    540,473
    Net realized gain (loss) on investments..........    1,652,055     1,633,362     (3,431,824)    (2,943,135)
    Realized gain distribution received..............           --            --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................   (1,593,637)    4,351,673      6,725,150     13,900,293
                                                       -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     (430,232)    4,995,326      1,679,607     11,497,631
                                                       -----------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      639,227     1,675,404      1,463,732      3,452,132
    Policyowners' surrenders.........................   (2,514,198)   (3,436,078)   (14,461,936)   (21,938,731)
    Policyowners' annuity and death benefits.........     (243,593)     (864,063)    (1,810,166)    (3,153,638)
    Net transfers from (to) Fixed Account............      185,044     1,132,036     (1,034,459)    (1,026,343)
    Transfers between Investment Divisions...........     (326,948)    2,943,652    (11,771,904)    (6,771,325)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....   (4,948,545)           --             --             --
                                                       -----------   -----------   ------------   ------------
      Net contributions and (withdrawals)............   (7,209,013)    1,450,951    (27,614,733)   (29,437,905)
                                                       -----------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       17,962       (14,327)        21,556        (30,966)
                                                       -----------   -----------   ------------   ------------
        Increase (decrease) in net assets............   (7,621,283)    6,431,950    (25,913,570)   (17,971,240)
NET ASSETS:
    Beginning of period..............................   72,622,433    66,190,483    246,318,683    264,289,923
                                                       -----------   -----------   ------------   ------------
    End of period....................................  $65,001,150   $72,622,433   $220,405,113   $246,318,683
                                                       ===========   ===========   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                  MAINSTAY VP
              MID CAP                      MID CAP                    MAINSTAY VP                   MAINSTAY VP
              CORE--                      GROWTH--                  MID CAP VALUE--               S&P 500 INDEX--
           INITIAL CLASS                INITIAL CLASS                INITIAL CLASS                 INITIAL CLASS
    ---------------------------   -------------------------   ---------------------------   ---------------------------
        2005           2004          2005          2004           2005           2004           2005           2004
    -------------------------------------------------------------------------------------------------------------------
    $   (449,199)  $   (431,017)  $  (618,954)  $(1,044,492)  $ (1,102,945)  $   (649,357)  $ (4,244,488)  $    592,787
       2,272,437        719,947     2,822,730     1,456,805      2,697,366        675,617        681,497     (1,077,273)
              --      1,246,778            --            --             --      1,246,854             --             --
       1,660,903      8,003,511     2,087,001    13,683,264     (1,396,526)    17,701,449     (7,443,689)    53,483,871
    ------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------
       3,484,141      9,539,219     4,290,777    14,095,577        197,895     18,974,563    (11,006,680)    52,999,385
    ------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------
         732,482      1,178,876     1,018,786     1,865,232      1,957,362      2,879,275      4,238,028      9,465,336
      (1,983,205)    (2,455,224)   (2,822,220)   (6,610,016)    (5,507,690)    (6,774,051)   (30,197,274)   (50,784,682)
        (114,754)      (230,851)     (305,371)     (744,734)      (434,922)      (675,900)    (2,967,871)    (5,238,699)
         227,919        616,720       547,581     1,652,851      1,174,679      1,470,263     (1,133,738)     1,154,429
       7,923,449     11,381,654     6,787,791    13,843,206     19,732,651     20,340,993    (14,760,330)      (508,570)
      (4,959,503)            --    (5,586,771)           --     (6,187,149)            --             --             --
    ------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------
       1,826,388     10,491,175      (360,204)   10,006,539     10,734,931     17,240,580    (44,821,185)   (45,912,186)
    ------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------
           2,907        (25,793)       10,346       (29,628)        16,431        (56,292)       129,708        (95,632)
    ------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------
       5,313,436     20,004,601     3,940,919    24,072,488     10,949,257     36,158,851    (55,698,157)     6,991,567
      60,149,196     40,144,595    84,554,065    60,481,577    144,759,929    108,601,078    634,337,027    627,345,460
    ------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------
    $ 65,462,632   $ 60,149,196   $88,494,984   $84,554,065   $155,709,186   $144,759,929   $578,638,870   $634,337,027
    ============   ============   ===========   ===========   ============   ============   ============   ============

                                            ALGER
                                          AMERICAN
            MAINSTAY VP                     SMALL                       AMSOUTH                       AMSOUTH
              VALUE--                 CAPITALIZATION--                 ENHANCED                    INTERNATIONAL
           INITIAL CLASS               CLASS O SHARES                 MARKET FUND                   EQUITY FUND
    ---------------------------   -------------------------   ---------------------------   ---------------------------
        2005           2004          2005          2004           2005           2004           2005           2004
    -------------------------------------------------------------------------------------------------------------------
    $ (1,782,448)  $   (763,344)  $  (531,745)  $(1,083,462)  $     (8,470)  $    (18,709)  $     (6,173)  $     (9,443)
        (863,122)    (1,453,022)    1,554,254     1,102,016         14,840         10,889         13,441         18,561
              --             --            --            --             --             --             --             --
       4,460,583     25,508,177       730,474    10,278,565          1,131        242,581        (31,408)       129,837
    ------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------
       1,815,013     23,291,811     1,752,983    10,297,119          7,501        234,761        (24,140)       138,955
    ------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------
       1,942,479      4,357,551       518,768     1,294,475        128,031        125,515           (148)        42,878
     (11,848,182)   (20,331,298)   (3,328,300)   (5,742,240)      (173,347)      (263,165)       (14,147)       (28,904)
      (1,217,448)    (2,286,653)     (150,186)     (627,422)            --         (5,652)       (12,167)            --
        (301,228)       987,792      (233,307)       14,609         93,137        411,920         48,515        203,946
      (4,214,878)     1,332,931    (2,499,924)    1,537,648        (26,937)       (59,649)         3,234          2,235
              --             --            --            --             --             --             --             --
    ------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------
     (15,639,257)   (15,939,677)   (5,692,949)   (3,522,930)        20,884        208,969         25,287        220,155
    ------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------
          28,462        (47,800)        8,774       (33,722)           538           (442)           160           (430)
    ------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------
     (13,795,782)     7,304,334    (3,931,192)    6,740,467         28,923        443,288          1,307        358,680
     258,781,799    251,477,465    80,023,935    73,283,468      2,991,038      2,547,750        751,989        393,309
    ------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------
    $244,986,017   $258,781,799   $76,092,743   $80,023,935   $  3,019,961   $  2,991,038   $    753,296   $    751,989
    ============   ============   ===========   ===========   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)


                                                                        AMSOUTH                       AMSOUTH
                                                                    LARGE CAP FUND                 MID CAP FUND
                                                              ---------------------------   ---------------------------
                                                                  2005           2004           2005           2004
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $    (30,205)  $    (53,985)  $    (11,969)  $    (26,687)
    Net realized gain (loss) on investments.................         4,361          6,159         26,688         (2,620)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................       (87,669)       202,593         62,242        257,002
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................      (113,513)       154,767         76,961        227,695
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................       144,899        198,977         13,772         51,416
    Policyowners' surrenders................................      (196,047)      (304,428)       (79,762)      (128,719)
    Policyowners' annuity and death benefits................       (47,814)       (23,711)       (11,565)       (21,436)
    Net transfers from (to) Fixed Account...................       145,676        590,151         92,906        229,951
    Transfers between Investment Divisions..................       (61,343)      (182,393)       104,369        110,755
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................       (14,629)       278,596        119,720        241,967
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................         1,053            (48)           244           (663)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................      (127,089)       433,315        196,925        468,999
NET ASSETS:
    Beginning of period.....................................     4,456,937      4,023,622      1,966,757      1,497,758
                                                              ------------   ------------   ------------   ------------
    End of period...........................................  $  4,329,848   $  4,456,937   $  2,163,682   $  1,966,757
                                                              ============   ============   ============   ============

                                                                      JANUS ASPEN                   JANUS ASPEN
                                                                        SERIES                        SERIES
                                                                      BALANCED--                WORLDWIDE GROWTH--
                                                                 INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                              ---------------------------   ---------------------------
                                                                  2005           2004           2005           2004
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $  3,083,704   $  4,722,954   $    224,105   $ (1,151,856)
    Net realized gain (loss) on investments.................    (5,272,927)    (4,474,341)   (22,630,155)   (18,343,813)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................     4,955,723     40,046,366     13,525,783     26,904,789
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................     2,766,500     40,294,979     (8,880,267)     7,409,120
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................     3,610,728      8,466,524      1,887,251      4,116,985
    Policyowners' surrenders................................   (27,756,352)   (47,771,158)   (10,922,532)   (21,215,237)
    Policyowners' annuity and death benefits................    (3,003,214)    (6,407,812)    (1,224,024)    (2,288,198)
    Net transfers from (to) Fixed Account...................    (2,194,943)    (1,642,095)      (877,980)    (1,090,554)
    Transfers between Investment Divisions..................   (24,586,913)   (38,084,883)   (16,917,472)   (24,714,699)
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................   (53,930,694)   (85,439,424)   (28,054,757)   (45,191,703)
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................        50,958       (115,991)        49,916        (65,371)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................   (51,113,236)   (45,260,436)   (36,885,108)   (37,847,954)
NET ASSETS:
    Beginning of period.....................................   599,689,869    644,950,305    255,697,462    293,545,416
                                                              ------------   ------------   ------------   ------------
    End of period...........................................  $548,576,633   $599,689,869   $218,812,354   $255,697,462
                                                              ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
             CALVERT                   TECHNOLOGY                       VIP                           VIP
             SOCIAL                     GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            BALANCED                 INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2005          2004          2005          2004           2005           2004           2005           2004
    -----------------------------------------------------------------------------------------------------------------
    $  (342,989)  $   149,618   $  (169,923)  $  (433,994)  $ (1,558,269)  $ (3,890,857)  $  2,160,461   $    236,947
       (363,092)     (673,123)      502,872     1,836,787      1,477,406      3,499,702     (1,129,954)      (359,754)
             --            --            --            --         72,032             --      8,362,088        843,888
      1,069,454     3,444,066    (2,260,749)   (2,247,143)    10,878,074     47,628,975    (14,239,112)    21,258,222
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        363,373     2,920,561    (1,927,800)     (844,350)    10,869,243     47,237,820     (4,846,517)    21,979,303
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      1,545,556     5,912,310       221,580       861,314      2,787,724      4,866,868      1,549,977      3,534,145
     (1,546,949)   (2,557,405)   (1,079,913)   (1,883,394)   (16,177,057)   (27,630,497)   (10,747,113)   (18,372,755)
       (297,618)     (313,320)      (63,262)     (139,715)    (1,451,240)    (3,331,670)    (1,183,274)    (3,457,556)
        479,824     1,320,941       (16,718)      273,926        111,756      1,051,962       (257,686)       519,114
       (768,974)    1,261,938    (3,580,041)   (1,419,495)    10,946,428     15,267,034      1,058,868     10,275,155
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
       (588,161)    5,624,464    (4,518,354)   (2,307,364)    (3,782,389)    (9,776,303)    (9,579,228)    (7,501,897)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
          3,936        (7,095)       11,611          (203)        31,798       (124,058)        50,014        (39,953)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
       (220,852)    8,537,930    (6,434,543)   (3,151,917)     7,118,652     37,337,459    (14,375,731)    14,437,453
     47,582,940    39,045,010    27,684,229    30,836,146    384,494,240    347,156,781    239,928,836    225,491,383
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $47,362,088   $47,582,940   $21,249,686   $27,684,229   $391,612,892   $384,494,240   $225,553,105   $239,928,836
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

             MFS(R)                                                 MFS(R)                NEUBERGER BERMAN
            INVESTORS                    MFS(R)                    UTILITIES                     AMT
         TRUST SERIES--             RESEARCH SERIES--              SERIES--                    MID-CAP
          INITIAL CLASS               INITIAL CLASS              INITIAL CLASS             GROWTH--CLASS I
    -------------------------   -------------------------   -----------------------   -------------------------
       2005          2004          2005          2004          2005         2004         2005          2004
    -----------------------------------------------------------------------------------------------------------
    $   (51,079)  $  (253,140)  $   (94,136)  $  (142,608)  $  (91,269)  $   (4,978)  $   (54,555)  $  (115,589)
       (273,531)     (688,954)   (1,914,745)   (3,662,424)     190,375      176,638       315,726       553,477
             --            --            --            --       86,762           --            --            --
        (52,516)    3,857,911     1,948,044     9,204,880      128,416      618,262      (202,103)      547,732
    -----------   -----------   -----------   -----------   ----------   ----------   -----------   -----------
       (377,126)    2,915,817       (60,837)    5,399,848      314,284      789,922        59,068       985,620
    -----------   -----------   -----------   -----------   ----------   ----------   -----------   -----------
        119,872       417,932       239,468       613,330          318         (847)       13,558       108,516
     (1,173,294)   (2,042,135)   (1,515,531)   (3,025,238)    (248,840)    (413,819)     (407,120)     (771,094)
        (95,654)     (393,162)     (320,938)     (454,115)     (43,038)      (8,802)       (2,603)      (21,737)
        (83,798)      167,795      (128,010)       71,907       51,876       77,535        22,768       145,863
     (1,057,349)     (972,112)   (2,017,374)     (959,730)   1,481,986    1,360,445      (832,062)     (586,920)
    -----------   -----------   -----------   -----------   ----------   ----------   -----------   -----------
     (2,290,223)   (2,821,682)   (3,742,385)   (3,753,846)   1,242,302    1,014,512    (1,205,459)   (1,125,372)
    -----------   -----------   -----------   -----------   ----------   ----------   -----------   -----------
          5,455        (7,188)        6,684       (15,568)        (591)      (2,284)        1,126        (3,450)
    -----------   -----------   -----------   -----------   ----------   ----------   -----------   -----------
     (2,661,894)       86,947    (3,796,538)    1,630,434    1,555,995    1,802,150    (1,145,265)     (143,202)
     32,103,481    32,016,534    42,547,026    40,916,592    3,945,503    2,143,353     8,167,473     8,310,675
    -----------   -----------   -----------   -----------   ----------   ----------   -----------   -----------
    $29,441,587   $32,103,481   $38,750,488   $42,547,026   $5,501,498   $3,945,503   $ 7,022,208   $ 8,167,473
    ===========   ===========   ===========   ===========   ==========   ==========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                            ROYCE           ROYCE               T. ROWE PRICE
                                                          MICRO-CAP       SMALL-CAP                 EQUITY
                                                          PORTFOLIO       PORTFOLIO            INCOME PORTFOLIO
                                                         ------------    ------------    ----------------------------
                                                           2005(a)         2005(b)           2005            2004
                                                         ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................    $       (988)   $       (802)   $     26,850    $    279,178
    Net realized gain (loss) on investments..........             (50)              1         966,767       1,590,010
    Realized gain distribution received..............              --              --       1,485,660       4,468,125
    Change in unrealized appreciation (depreciation)
      on investments.................................          17,458          14,873      (4,913,805)     17,740,392
                                                         ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting
        from operations..............................          16,420          14,072      (2,434,528)     24,077,705
                                                         ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............         415,247         351,460       2,243,050       3,035,824
    Policyowners' surrenders.........................            (614)            (92)     (8,302,518)    (12,445,881)
    Policyowners' annuity and death benefits.........              --              --        (657,744)     (1,401,414)
    Net transfers from (to) Fixed Account............          24,897          31,518       1,306,078       2,335,449
    Transfers between Investment Divisions...........         750,981         763,788      17,872,051      22,298,176
                                                         ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)............       1,190,511       1,146,674      12,460,917      13,822,154
                                                         ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............             (12)             (9)         34,698         (51,858)
                                                         ------------    ------------    ------------    ------------
        Increase (decrease) in net assets............       1,206,919       1,160,737      10,061,087      37,848,001
NET ASSETS:
    Beginning of period..............................              --              --     210,362,003     172,514,002
                                                         ------------    ------------    ------------    ------------
    End of period....................................    $  1,206,919    $  1,160,737    $220,423,090    $210,362,003
                                                         ============    ============    ============    ============

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through June 30,
    2005.

(b) For the period May 4, 2005 (Commencement of Operations) through June 30,
    2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                        VAN KAMPEN
              VAN ECK                       UIF
             WORLDWIDE               EMERGING MARKETS
               HARD                      EQUITY--
              ASSETS                      CLASS I
     -------------------------   -------------------------
        2005          2004          2005          2004
     -----------------------------------------------------
     $  (299,809)  $  (355,555)  $  (363,872)  $  (323,589)
       1,082,508       891,456        85,332    (2,237,707)
              --            --            --            --
       9,197,789     6,253,833     2,597,208    10,682,534
     -----------   -----------   -----------   -----------
       9,980,488     6,789,734     2,318,668     8,121,238
     -----------   -----------   -----------   -----------
      10,551,785    11,138,000       525,819       756,714
      (2,420,088)   (1,729,565)   (1,782,455)   (3,406,142)
        (387,946)     (175,456)     (214,964)     (470,417)
       2,727,606     2,669,176       (77,049)      311,044
      22,971,432    11,071,374     5,149,385     2,549,112
     -----------   -----------   -----------   -----------
      33,442,789    22,973,529     3,600,736      (259,689)
     -----------   -----------   -----------   -----------
         (24,007)      (21,840)        3,664       (30,453)
     -----------   -----------   -----------   -----------
      43,399,270    29,741,423     5,923,068     7,831,096
      47,789,322    18,047,899    48,290,956    40,459,860
     -----------   -----------   -----------   -----------
     $91,188,592   $47,789,322   $54,214,024   $48,290,956
     ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                              MAINSTAY VP           MAINSTAY VP
                                                              BALANCED--           BASIC VALUE--
                                                             SERVICE CLASS         SERVICE CLASS
                                                             -------------   -------------------------
                                                                2005(c)         2005         2004(e)
                                                             -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $   (33,972)   $  (160,133)  $   (67,395)
    Net realized gain (loss) on investments................         9,563        202,417       241,967
    Realized gain distribution received....................            --             --            --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       369,737       (343,039)    1,279,898
                                                              -----------    -----------   -----------
      Net increase (decrease) in net assets resulting from
        operations.........................................       345,328       (300,755)    1,454,470
                                                              -----------    -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners....................     4,620,150      2,801,890    10,037,234
    Policyowners' surrenders...............................       (46,480)      (470,748)     (541,140)
    Policyowners' annuity and death benefits...............            --        (17,233)      (16,205)
    Net transfers from (to) Fixed Account..................       897,324        649,847     2,129,230
    Transfers between Investment Divisions.................    12,623,149       (564,095)    1,081,684
    Contributions (withdrawal) of seed money by New York
      Life Insurance and Annuity Corporation...............     5,000,000             --            --
                                                              -----------    -----------   -----------
      Net contributions and (withdrawals)..................    23,094,143      2,399,661    12,690,803
                                                              -----------    -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................          (312)         3,744        (1,895)
                                                              -----------    -----------   -----------
        Increase (decrease) in net assets..................    23,439,159      2,102,650    14,143,378
NET ASSETS:
    Beginning of period....................................            --     19,850,375     5,706,997
                                                              -----------    -----------   -----------
    End of period..........................................   $23,439,159    $21,953,025   $19,850,375
                                                              ===========    ===========   ===========

                                                                    MAINSTAY VP            MAINSTAY VP
                                                                DEVELOPING GROWTH--      FLOATING RATE--
                                                                   SERVICE CLASS          SERVICE CLASS
                                                             -------------------------   ---------------
                                                                2005         2004(e)         2005(d)
                                                             -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $  (106,832)  $  (137,361)    $    69,119
    Net realized gain (loss) on investments................       43,207        73,680          (1,054)
    Realized gain distribution received....................           --            --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................      (11,569)      782,042          42,289
                                                             -----------   -----------     -----------
      Net increase (decrease) in net assets resulting from
        operations.........................................      (75,194)      718,361         110,354
                                                             -----------   -----------     -----------
  Contributions and (Withdrawals):
    Payments received from policyowners....................    2,325,862     7,124,597       4,149,453
    Policyowners' surrenders...............................     (286,962)     (309,470)        (39,409)
    Policyowners' annuity and death benefits...............       (6,872)      (22,050)             --
    Net transfers from (to) Fixed Account..................      425,540     1,528,709         563,681
    Transfers between Investment Divisions.................     (378,644)      152,924       7,632,460
    Contributions (withdrawal) of seed money by New York
      Life Insurance and Annuity Corporation...............           --            --      20,000,000
                                                             -----------   -----------     -----------
      Net contributions and (withdrawals)..................    2,078,924     8,474,710      32,306,185
                                                             -----------   -----------     -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................        2,803        (1,318)           (195)
                                                             -----------   -----------     -----------
        Increase (decrease) in net assets..................    2,006,533     9,191,753      32,416,344
NET ASSETS:
    Beginning of period....................................   13,430,349     4,238,596              --
                                                             -----------   -----------     -----------
    End of period..........................................  $15,436,882   $13,430,349     $32,416,344
                                                             ===========   ===========     ===========

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005 (Commencement of Operations) through June 30,
    2005.

(d) For the period May 5, 2005 (Commencement of Operations) through June 30,
    2005.

(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP
             BOND--              CAPITAL APPRECIATION--          COMMON STOCK--               CONVERTIBLE--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   -------------------------   -------------------------
       2005         2004(e)        2005         2004(e)        2005         2004(e)        2005         2004(e)
    -------------------------------------------------------------------------------------------------------------
    $  (471,601)  $ 1,263,428   $  (336,667)  $  (436,405)  $  (251,111)  $    31,617   $  (545,825)  $   453,711
        (99,442)     (120,641)      247,859       138,540       201,096       104,390       359,210       181,638
             --       583,451            --            --            --            --            --            --
      1,425,357      (806,292)     (222,181)    1,516,420       112,288     2,151,066      (404,351)    2,142,049
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        854,314       919,946      (310,989)    1,218,555        62,273     2,287,073      (590,966)    2,777,398
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     12,330,085    28,326,752     5,325,179    23,617,625     5,284,035    15,004,613     9,433,553    32,545,228
     (1,471,310)   (1,630,614)   (1,030,586)     (923,834)     (619,283)     (661,788)   (1,571,597)   (1,718,393)
       (151,479)     (229,185)      (66,115)      (48,557)      (25,661)      (13,750)     (161,960)      (90,073)
      2,716,261     8,056,169     1,168,056     5,080,974     1,055,128     3,151,764     2,971,440    11,513,571
        (46,226)       55,370    (2,410,289)     (492,509)     (166,751)      965,360    (3,396,075)       73,250
             --            --            --            --            --            --            --            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     13,377,331    34,578,492     2,986,245    27,233,699     5,527,468    18,446,199     7,275,361    42,323,583
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
         (4,622)       (4,791)        9,855           (40)        5,705        (3,291)        4,317        (7,685)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     14,227,023    35,493,647     2,685,111    28,452,214     5,595,446    20,729,981     6,688,712    45,093,296
     54,382,220    18,888,573    43,339,891    14,887,677    30,527,548     9,797,567    67,712,173    22,618,877
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $68,609,243   $54,382,220   $46,025,002   $43,339,891   $36,122,994   $30,527,548   $74,400,885   $67,712,173
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                                                                    MAINSTAY VP
           MAINSTAY VP                 MAINSTAY VP                  HIGH YIELD                   MAINSTAY VP
          GOVERNMENT--                  GROWTH--                 CORPORATE BOND--             INCOME & GROWTH--
          SERVICE CLASS               SERVICE CLASS                SERVICE CLASS                SERVICE CLASS
    -------------------------   -------------------------   ---------------------------   -------------------------
       2005         2004(e)        2005         2004(e)         2005         2004(e)         2005         2004(e)
    ---------------------------------------------------------------------------------------------------------------
    $  (302,109)  $ 1,024,910   $  (122,507)  $  (190,563)  $ (2,166,896)  $ 13,913,633   $  (151,834)  $   108,061
        (70,724)     (128,103)       (2,207)       16,757        796,166        361,833       122,377        86,092
             --            --            --            --             --             --            --            --
      1,013,078      (455,402)     (789,270)     (106,780)      (872,300)     4,263,691         8,350     1,079,250
    -----------   -----------   -----------   -----------   ------------   ------------   -----------   -----------
        640,245       441,405      (913,984)     (280,586)    (2,243,030)    18,539,157       (21,107)    1,273,403
    -----------   -----------   -----------   -----------   ------------   ------------   -----------   -----------
      7,728,576    19,050,338     1,618,109     9,002,711     62,687,876    135,148,403     4,513,231     9,312,918
     (1,165,553)   (1,380,706)     (384,971)     (607,575)    (7,056,116)    (5,501,123)     (537,315)     (422,105)
       (146,908)      (49,221)       (5,706)      (45,733)      (819,285)      (646,595)         (737)      (30,053)
      2,065,547     4,873,982       458,239     2,292,436     11,814,956     24,002,067     1,769,288     2,302,058
     (1,031,471)     (316,483)   (1,057,483)     (966,782)   (10,110,923)     5,903,008       539,284       326,344
             --            --            --            --             --             --            --            --
    -----------   -----------   -----------   -----------   ------------   ------------   -----------   -----------
      7,450,191    22,177,910       628,188     9,675,057     56,516,508    158,905,760     6,283,751    11,489,162
    -----------   -----------   -----------   -----------   ------------   ------------   -----------   -----------
         (3,309)       (2,564)        5,924         1,502          8,563        (58,909)        2,825        (1,969)
    -----------   -----------   -----------   -----------   ------------   ------------   -----------   -----------
      8,087,127    22,616,751      (279,872)    9,395,973     54,282,041    177,386,008     6,265,469    12,760,596
     35,721,047    13,104,296    16,510,727     7,114,754    253,812,622     76,426,614    16,714,094     3,953,498
    -----------   -----------   -----------   -----------   ------------   ------------   -----------   -----------
    $43,808,174   $35,721,047   $16,230,855   $16,510,727   $308,094,663   $253,812,622   $22,979,563   $16,714,094
    ===========   ===========   ===========   ===========   ============   ============   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                              MAINSTAY VP                 MAINSTAY VP
                                                        INTERNATIONAL EQUITY--          MID CAP CORE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                          2005         2004(e)        2005         2004(e)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (413,086)  $   (43,116)  $  (339,093)  $  (217,792)
    Net realized gain (loss) on investments..........      226,037        95,246       394,525       120,785
    Realized gain distribution received..............           --            --            --       774,026
    Change in unrealized appreciation (depreciation)
      on investments.................................     (592,414)    4,938,118     2,492,033     4,387,762
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................     (779,463)    4,990,248     2,547,465     5,064,781
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   14,746,288    23,853,952     9,439,099    18,091,012
    Policyowners' surrenders.........................     (807,945)     (710,428)     (889,045)     (727,901)
    Policyowners' annuity and death benefits.........     (396,203)     (128,863)     (336,447)      (47,234)
    Net transfers from (to) Fixed Account............    3,114,762     5,109,965     2,084,664     4,277,750
    Transfers between Investment Divisions...........    2,469,488     3,086,439     2,367,486     2,489,388
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   19,126,390    31,211,065    12,665,757    24,083,015
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        6,267       (12,377)          551       (11,921)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   18,353,194    36,188,936    15,213,773    29,135,875
NET ASSETS:
    Beginning of period..............................   44,769,595     8,580,659    37,565,560     8,429,685
                                                       -----------   -----------   -----------   -----------
    End of period....................................  $63,122,789   $44,769,595   $52,779,333   $37,565,560
                                                       ===========   ===========   ===========   ===========

                                                              MAINSTAY VP                 MAINSTAY VP
                                                            TOTAL RETURN--                  VALUE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                          2005         2004(e)        2005         2004(e)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (282,224)  $   135,182   $  (419,393)  $   (43,521)
    Net realized gain (loss) on investments..........      149,044       154,606       263,852       309,475
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................      466,915     1,111,906       555,911     3,379,065
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      333,735     1,401,694       400,370     3,645,019
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    5,422,198    17,926,443     7,669,921    25,919,825
    Policyowners' surrenders.........................     (840,531)     (884,719)   (1,215,794)     (974,606)
    Policyowners' annuity and death benefits.........      (90,694)      (28,772)     (164,341)      (10,553)
    Net transfers from (to) Fixed Account............    1,393,304     4,809,650     1,844,242     6,144,530
    Transfers between Investment Divisions...........   (1,419,673)     (704,132)     (153,193)    1,352,930
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............    4,464,604    21,118,470     7,980,835    32,432,126
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        2,871        (2,608)        5,580        (5,918)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............    4,801,210    22,517,556     8,386,785    36,071,227
NET ASSETS:
    Beginning of period..............................   34,204,315    11,686,759    50,586,214    14,514,987
                                                       -----------   -----------   -----------   -----------
    End of period....................................  $39,005,525   $34,204,315   $58,972,999   $50,586,214
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(f) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


           MAINSTAY VP                 MAINSTAY VP                   MAINSTAY VP                  MAINSTAY VP
        MID CAP GROWTH--             MID CAP VALUE--               S&P 500 INDEX--            SMALL CAP GROWTH--
          SERVICE CLASS               SERVICE CLASS                 SERVICE CLASS                SERVICE CLASS
    -------------------------   --------------------------   ---------------------------   -------------------------
       2005         2004(e)         2005         2004(e)         2005         2004(e)         2005         2004(e)
    ----------------------------------------------------------------------------------------------------------------
    $  (535,630)  $  (575,564)  $   (681,476)  $  (173,943)  $ (1,103,712)  $    471,681   $  (406,670)  $  (487,206)
        652,153       677,570        376,002       140,015        534,747        272,518       284,299       212,295
             --            --             --       614,383             --             --            --            --
      3,703,754     9,017,157        428,357     7,035,664     (1,886,112)     8,340,201       232,641     4,008,944
    -----------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      3,820,277     9,119,163        122,883     7,616,119     (2,455,077)     9,084,400       110,270     3,734,033
    -----------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
     14,238,859    29,060,538     24,127,128    34,795,764     25,798,279     70,753,569     9,542,082    26,608,690
     (1,384,688)   (1,306,305)    (1,753,274)   (1,361,139)    (2,900,861)    (3,005,687)     (973,467)   (1,423,298)
        (36,296)     (142,289)      (155,516)      (47,597)      (217,294)      (268,779)     (310,460)      (91,716)
      2,255,301     6,356,741      5,743,657     8,978,905      6,276,022     15,775,645     1,733,154     6,127,312
      2,077,999     1,974,479      5,393,569     4,910,904     (2,277,944)     2,375,002      (579,761)      753,456
    -----------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
     17,151,175    35,943,164     33,355,564    47,276,837     26,678,202     85,629,750     9,411,548    31,974,444
    -----------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
          5,795       (16,684)         7,626       (18,810)        28,596        (11,840)       11,625        (7,084)
    -----------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
     20,977,247    45,045,643     33,486,073    54,874,146     24,251,721     94,702,310     9,533,443    35,701,393
     60,786,328    15,740,685     71,481,696    16,607,550    132,814,613     38,112,303    49,319,832    13,618,439
    -----------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
    $81,763,575   $60,786,328   $104,967,769   $71,481,696   $157,066,334   $132,814,613   $58,853,275   $49,319,832
    ===========   ===========   ============   ===========   ============   ============   ===========   ===========

                                     COLONIAL SMALL
      ALGER AMERICAN SMALL          CAP VALUE FUND,          DREYFUS IP TECHNOLOGY          FIDELITY(R) VIP
        CAPITALIZATION--           VARIABLE SERIES--               GROWTH--                 CONTRAFUND(R)--
         CLASS S SHARES                 CLASS B                 SERVICE SHARES              SERVICE CLASS 2
    -------------------------   ------------------------   -------------------------   --------------------------
       2005         2004(e)        2005        2004(f)        2005         2004(e)         2005         2004(e)
    -------------------------------------------------------------------------------------------------------------
    $  (150,568)  $  (165,727)  $   (42,474)  $    3,033   $  (142,124)  $  (226,976)  $   (658,899)  $  (709,526)
        177,049       118,747       (12,961)         203        (3,810)      113,983        324,585       113,070
             --            --            --       27,573            --            --         17,578            --
        672,688     1,876,029       245,716        1,048    (1,230,118)       80,024      3,495,864     8,705,990
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
        699,169     1,829,049       190,281       31,857    (1,376,052)      (32,969)     3,179,128     8,109,534
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
      3,804,829     9,106,509     3,970,094      817,168     2,486,687    10,108,446     23,716,005    44,851,838
       (463,497)     (401,534)      (81,464)         (24)     (477,834)     (584,616)    (1,785,825)   (1,456,588)
        (17,942)      (13,407)      (11,522)          --        (6,188)      (23,572)       (93,612)     (134,820)
        892,581     1,847,356       625,203       49,822       485,837     2,146,155      5,485,413    10,791,287
       (202,832)    1,575,086     4,056,952      650,198    (1,141,229)     (358,894)     3,702,658     5,045,675
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
      4,013,139    12,114,010     8,559,263    1,517,164     1,347,273    11,287,519     31,024,639    59,097,392
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
          1,125        (4,150)         (316)         (19)        8,293           354          5,540       (17,820)
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
      4,713,433    13,938,909     8,749,228    1,549,002       (20,486)   11,254,904     34,209,307    67,189,106
     18,296,974     4,358,065     1,549,002           --    19,449,200     8,194,296     86,404,805    19,215,699
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
    $23,010,407   $18,296,974   $10,298,230   $1,549,002   $19,428,714   $19,449,200   $120,614,112   $86,404,805
    ===========   ===========   ===========   ==========   ===========   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                            FIDELITY(R) VIP             FIDELITY(R) VIP
                                                            EQUITY INCOME--                MID CAP--
                                                            SERVICE CLASS 2             SERVICE CLASS 2
                                                       -------------------------   --------------------------
                                                          2005         2004(e)         2005          2004
                                                       ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   458,287   $  (320,657)  $   (699,619)  $  (484,984)
    Net realized gain (loss) on investments..........      211,632       157,958        458,744       176,170
    Realized gain distribution received..............    2,625,478        83,974      1,421,216            --
    Change in unrealized appreciation (depreciation)
      on investments.................................   (4,802,600)    5,156,865      1,154,812    10,086,422
                                                       -----------   -----------   ------------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................   (1,507,203)    5,078,140      2,335,153     9,777,608
                                                       -----------   -----------   ------------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   16,436,473    37,912,960     15,990,381    27,676,531
    Policyowners' surrenders.........................   (1,772,223)   (1,455,786)    (2,497,523)   (1,346,299)
    Policyowners' annuity and death benefits.........     (192,558)      (85,116)      (371,828)     (169,701)
    Net transfers from (to) Fixed Account............    4,474,230     7,529,061      4,160,338     5,792,542
    Transfers between Investment Divisions...........      992,582     2,936,845     18,036,494    27,377,145
                                                       -----------   -----------   ------------   -----------
      Net contributions and (withdrawals)............   19,938,504    46,837,964     35,317,862    59,330,218
                                                       -----------   -----------   ------------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       15,081        (7,101)         3,510       (20,415)
                                                       -----------   -----------   ------------   -----------
        Increase (decrease) in net assets............   18,446,382    51,909,003     37,656,525    69,087,411
NET ASSETS:
    Beginning of period..............................   69,156,757    17,247,754     74,151,605     5,064,194
                                                       -----------   -----------   ------------   -----------
    End of period....................................  $87,603,139   $69,156,757   $111,808,130   $74,151,605
                                                       ===========   ===========   ============   ===========

                                                                 MFS(R)              NEUBERGER BERMAN AMT
                                                           UTILITIES SERIES--          MID-CAP GROWTH--
                                                             SERVICE CLASS                  CLASS S
                                                       --------------------------   -----------------------
                                                           2005         2004(g)        2005       2004(e)
                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (100,840)  $  (118,759)  $  (51,984)  $  (42,285)
    Net realized gain (loss) on investments..........       820,742        32,251       65,904       44,444
    Realized gain distribution received..............            --            --           --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................     5,617,092     4,016,228      144,121      597,813
                                                       ------------   -----------   ----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................     6,336,994     3,929,720      158,041      599,972
                                                       ------------   -----------   ----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    22,374,930    12,619,966    1,301,859    3,566,648
    Policyowners' surrenders.........................    (2,227,033)     (357,193)    (198,859)     (84,158)
    Policyowners' annuity and death benefits.........       (25,558)      (49,452)     (38,480)          --
    Net transfers from (to) Fixed Account............     5,481,658     2,379,686      295,001      730,692
    Transfers between Investment Divisions...........    31,434,081    21,241,132      826,126      453,983
                                                       ------------   -----------   ----------   ----------
      Net contributions and (withdrawals)............    57,038,078    35,834,139    2,185,647    4,667,165
                                                       ------------   -----------   ----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (14,565)       (6,965)         457       (1,508)
                                                       ------------   -----------   ----------   ----------
        Increase (decrease) in net assets............    63,360,507    39,756,894    2,344,145    5,265,629
NET ASSETS:
    Beginning of period..............................    39,914,766       157,872    5,784,077      518,448
                                                       ------------   -----------   ----------   ----------
    End of period....................................  $103,275,273   $39,914,766   $8,128,222   $5,784,077
                                                       ============   ===========   ==========   ==========

Not all investment divisions are available under all policies.

(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(h) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


       JANUS ASPEN SERIES          JANUS ASPEN SERIES          MFS(R) INVESTORS               MFS(R)
           BALANCED--              WORLDWIDE GROWTH--           TRUST SERIES--           RESEARCH SERIES--
         SERVICE SHARES              SERVICE SHARES              SERVICE CLASS             SERVICE CLASS
    -------------------------   -------------------------   -----------------------   -----------------------
       2005         2004(e)        2005         2004(e)        2005       2004(e)        2005       2004(e)
    ---------------------------------------------------------------------------------------------------------
    $   340,126   $   583,599   $       663   $   (54,547)  $  (17,253)  $  (26,813)  $  (24,380)  $  (25,827)
        430,913       147,574       156,203       115,752       46,827       25,554      106,001       37,936
             --            --            --            --           --           --           --           --
       (341,627)    3,015,545      (971,738)      643,853      (78,528)     301,264      (51,521)     501,466
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
        429,412     3,746,718      (814,872)      705,058      (48,954)     300,005       30,100      513,575
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     11,601,727    29,613,727     2,903,202    10,432,636      829,188    1,826,405    1,293,052    2,116,731
     (1,671,961)   (1,721,304)     (547,101)     (553,518)    (240,056)    (107,551)    (117,205)    (144,050)
       (492,693)     (171,981)     (242,244)       (6,553)        (133)      (5,251)     (17,585)      (4,190)
      3,365,430     8,893,450       718,054     2,295,374      206,630      478,904      205,513      538,998
     (1,945,680)       66,432      (629,319)      282,848       47,223       11,871     (286,890)     238,485
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     10,856,823    36,680,324     2,202,592    12,450,787      842,852    2,204,378    1,076,885    2,745,974
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
          5,472        (8,595)        4,357        (2,741)         647         (579)         726       (1,179)
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     11,291,707    40,418,447     1,392,077    13,153,104      794,545    2,503,804    1,107,711    3,258,370
     65,054,050    24,635,603    20,323,598     7,170,494    3,622,761    1,118,957    5,032,178    1,773,808
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
    $76,345,757   $65,054,050   $21,715,675   $20,323,598   $4,417,306   $3,622,761   $6,139,889   $5,032,178
    ===========   ===========   ===========   ===========   ==========   ==========   ==========   ==========

                                       VAN KAMPEN UIF               VICTORY VIF
                                          EMERGING                  DIVERSIFIED
       T. ROWE PRICE EQUITY           MARKETS EQUITY--                STOCK--
       INCOME PORTFOLIO--II               CLASS II                 CLASS A SHARES
    ---------------------------   -------------------------   ------------------------
        2005         2004(e)         2005         2004(E)        2005        2004(h)
    ----------------------------------------------------------------------------------
    $   (125,389)  $    33,866    $  (132,229)  $   (65,856)  $   (57,625)  $    3,493
         (40,973)     (129,339)       251,614       202,906        33,651       18,027
         689,800     1,456,677             --            --            --           --
      (1,596,604)    5,825,328        683,659     1,869,318        37,094      317,404
    ------------   -----------    -----------   -----------   -----------   ----------
      (1,073,166)    7,186,532        803,044     2,006,368        13,120      338,924
    ------------   -----------    -----------   -----------   -----------   ----------
      23,495,915    41,425,016      5,580,815     7,763,796     1,779,104    2,388,147
      (2,141,797)   (1,767,134)      (368,550)     (290,705)     (148,302)    (218,206)
        (235,248)     (123,624)        (4,956)       (5,113)       (6,921)          --
       5,483,134     9,224,798        645,679     1,178,214       752,812      461,479
       5,577,639     5,787,228        638,157       706,355     2,685,990    2,885,624
    ------------   -----------    -----------   -----------   -----------   ----------
      32,179,643    54,546,284      6,491,145     9,352,547     5,062,683    5,517,044
    ------------   -----------    -----------   -----------   -----------   ----------
          13,915       (12,074)           844        (6,235)          704         (499)
    ------------   -----------    -----------   -----------   -----------   ----------
      31,120,392    61,720,742      7,295,033    11,352,680     5,076,507    5,855,469
      79,569,828    17,849,086     14,223,839     2,871,159     5,855,469           --
    ------------   -----------    -----------   -----------   -----------   ----------
    $110,690,220   $79,569,828    $21,518,872   $14,223,839   $10,931,976   $5,855,469
    ============   ===========    ===========   ===========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity). Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Variable Insurance Funds, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced - Service Class, MainStay VP Floating Rate - Service Class, Colonial Small Cap Value Fund, Variable Series - Class B, Fidelity VIP Mid Cap - Service Class 2 and Victory VIF Diversified Stock - Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

  The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Basic Value--Initial Class(1)
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class(2)
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class(3)
MainStay VP Government--Initial Class
MainStay VP Growth--Initial Class(4)
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Income & Growth--Initial Class(5)
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class(6)
MainStay VP S&P 500 Index--Initial Class(7)
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares
AmSouth Enhanced Market Fund
AmSouth International Equity Fund
AmSouth Large Cap Fund
AmSouth Mid Cap Fund
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Balanced--Service Class
MainStay VP Basic Value--Service Class(8)
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class(9)
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class(10)
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth--Service Class(11)
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP Income & Growth--Service Class(12)
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(13)
MainStay VP S&P 500 Index--Service Class(14)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

  Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Dreyfus Large Company Value--Initial Class

  (2) Formerly MainStay VP Growth Equity--Initial Class

  (3) Formerly MainStay VP Lord Abbett Developing Growth--Initial Class

  (4) Formerly MainStay VP Eagle Asset Management Growth Equity--Initial Class

  (5) Formerly MainStay VP American Century Income & Growth--Initial Class

  (6) Formerly MainStay VP Equity Income--Initial Class

  (7) Formerly MainStay VP Indexed Equity--Initial Class

  (8) Formerly MainStay VP Dreyfus Large Company Value--Service Class

  (9) Formerly MainStay VP Growth Equity--Service Class

 (10) Formerly MainStay VP Lord Abbett Developing Growth--Service Class

 (11) Formerly MainStay VP Eagle Asset Management Growth Equity--Service Class

 (12) Formerly MainStay VP American Century Income & Growth--Service Class

 (13) Formerly MainStay VP Equity Income--Service Class

 (14) Formerly MainStay VP Indexed Equity--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies".

  This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2005, the investments of the Separate Account are as follows:


                                                                                                        MAINSTAY VP
                                                       MAINSTAY VP             MAINSTAY VP                CAPITAL
                                                      BASIC VALUE--               BOND--               APPRECIATION--
                                                      INITIAL CLASS           INITIAL CLASS            INITIAL CLASS
                                                     -----------------------------------------------------------------
Number of shares...................................        4,510                   16,524                   15,049
Identified cost....................................     $ 44,542                 $225,889                 $446,970


                                                       MAINSTAY VP             MAINSTAY VP              MAINSTAY VP
                                                        INCOME &              INTERNATIONAL               MID CAP
                                                        GROWTH--                 EQUITY--                  CORE--
                                                      INITIAL CLASS           INITIAL CLASS            INITIAL CLASS
                                                     -----------------------------------------------------------------
Number of shares...................................        4,870                    6,043                    4,713
Identified cost....................................     $ 52,217                 $ 69,868                 $ 49,181

  Investment activity for the six months ended June 30, 2005, was as follows:


                                                                                                        MAINSTAY VP
                                                       MAINSTAY VP             MAINSTAY VP                CAPITAL
                                                      BASIC VALUE--               BOND--               APPRECIATION--
                                                      INITIAL CLASS           INITIAL CLASS            INITIAL CLASS
                                                     -----------------------------------------------------------------
Purchases..........................................     $  1,003                 $  2,277                 $    731
Proceeds from sales................................        4,930                   18,648                   48,835

                                                       MAINSTAY VP             MAINSTAY VP              MAINSTAY VP
                                                        INCOME &              INTERNATIONAL               MID CAP
                                                        GROWTH--                 EQUITY--                  CORE--
                                                      INITIAL CLASS           INITIAL CLASS            INITIAL CLASS
                                                     -----------------------------------------------------------------
Purchases..........................................     $  1,628                 $ 14,021                 $  8,669
Proceeds from sales................................        3,875                    2,607                    7,274

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP                                           MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP        HIGH YIELD
         CASH         COMMON STOCK--     CONVERTIBLE--       GROWTH--        GOVERNMENT--        GROWTH--       CORPORATE BOND--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        198,032            13,846            17,465             2,479            16,138             7,470             74,403
       $198,030          $319,414          $185,643           $19,523          $178,408          $105,970           $661,377

                                                                                                                     ALGER
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                             AMERICAN
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL
       GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
          7,228            12,566            24,051             5,953            13,060            14,712              3,645
       $ 64,569          $126,073          $622,936           $51,026          $248,252          $220,031           $ 57,072

                                                            MAINSTAY VP                                           MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP        HIGH YIELD
         CASH         COMMON STOCK--     CONVERTIBLE--       GROWTH--        GOVERNMENT--        GROWTH--       CORPORATE BOND--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $ 81,888          $    857          $    855           $   696          $  5,084          $    519           $ 26,718
         83,615            31,357            23,628             9,435            24,037            14,095             89,937

                                                                                                                     ALGER
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                             AMERICAN
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL
       GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $  8,833          $ 20,997          $  2,767           $ 2,493          $    583          $  1,548           $  1,137
          9,794            11,310            51,930            10,206            29,894            18,984              7,375

--------------------------------------------------------------------------------


                                  AMSOUTH         AMSOUTH                                               CALVERT
                                 ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH            SOCIAL
                                MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND        BALANCED
                                ------------------------------------------------------------------------------------
Number of shares..............       331              63                 480              228             25,005
Identified cost...............    $2,621          $  580            $  3,970          $ 1,675           $ 45,969

                                                   NEUBERGER
                                                    BERMAN
                                   MFS(R)             AMT
                                  UTILITIES         MID-CAP            ROYCE             ROYCE         T. ROWE PRICE
                                  SERIES--         GROWTH--          MICRO-CAP         SMALL-CAP           EQUITY
                                INITIAL CLASS       CLASS I          PORTFOLIO         PORTFOLIO      INCOME PORTFOLIO
                                --------------------------------------------------------------------------------------
Number of shares..............         251             387                  --               --             10,087
Identified cost...............      $4,380          $5,862            $  1,190          $ 1,147           $193,036


                                  AMSOUTH         AMSOUTH                                               CALVERT
                                 ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH            SOCIAL
                                MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND        BALANCED
                                ------------------------------------------------------------------------------------
Purchases.....................    $  239          $   61            $    330          $   225           $  2,715
Proceeds from sales...........       227              41                 374              117              3,644

                                                   NEUBERGER
                                                    BERMAN
                                   MFS(R)             AMT
                                  UTILITIES         MID-CAP            ROYCE             ROYCE         T. ROWE PRICE
                                  SERIES--         GROWTH--          MICRO-CAP         SMALL-CAP           EQUITY
                                INITIAL CLASS       CLASS I          PORTFOLIO         PORTFOLIO      INCOME PORTFOLIO
                                --------------------------------------------------------------------------------------
Purchases.....................      $1,736          $  345            $  1,199          $ 1,147           $ 20,285
Proceeds from sales...........         496           1,608                   8               --              6,243

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          2,607            14,295             9,523            22,564             8,521             1,651             2,535
        $21,921          $337,303          $213,155          $554,565          $347,148          $ 29,112          $ 41,086


                         VAN KAMPEN
        VAN ECK         UIF EMERGING
       WORLDWIDE      MARKETS EQUITY--
      HARD ASSETS         CLASS I
    ----------------------------------
          4,298              4,666
        $72,009           $ 40,606

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $   982          $  8,650           $15,192          $  8,287          $  2,222          $    488          $    802
          5,687            13,898            14,263            59,281            30,159             2,836             4,650


                         VAN KAMPEN
        VAN ECK         UIF EMERGING
       WORLDWIDE      MARKETS EQUITY--
      HARD ASSETS         CLASS I
    ----------------------------------
        $35,829           $  6,090
          2,568              2,837

--------------------------------------------------------------------------------


                                                                                       MAINSTAY VP          MAINSTAY VP
                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           CAPITAL               COMMON
                           BALANCED--         BASIC VALUE--          BOND--           APPRECIATION--          STOCK--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Number of shares........       2,277               1,980               5,078               2,153                 1,757
Identified cost.........     $23,104             $20,692             $69,213             $43,993              $ 33,330


                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                          INTERNATIONAL          MID CAP             MID CAP             MID CAP              S&P 500
                            EQUITY--             CORE--             GROWTH--             VALUE--              INDEX--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Number of shares........       4,521               3,813               6,713               8,498                 6,548
Identified cost.........     $58,271             $45,425             $68,277             $96,474              $148,837


                                                                                       MAINSTAY VP          MAINSTAY VP
                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           CAPITAL               COMMON
                           BALANCED--         BASIC VALUE--          BOND--           APPRECIATION--          STOCK--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Purchases...............     $23,461             $ 3,688             $15,049             $ 5,359              $  6,502
Proceeds from sales.....         367               1,437               2,091               2,691                 1,199


                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                          INTERNATIONAL          MID CAP             MID CAP             MID CAP              S&P 500
                            EQUITY--             CORE--             GROWTH--             VALUE--              INDEX--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Purchases...............     $19,676             $13,772             $19,958             $34,343              $ 29,343
Proceeds from sales.....         889               1,390               3,264               1,538                 3,639

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                        MAINSTAY VP                                                             MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD         INCOME &
     CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--        GROWTH--       CORPORATE BOND--      GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
          6,656             1,720             3,275             4,050             1,545             31,331             2,010
        $72,007           $14,560           $32,425           $43,875           $16,786           $306,267          $ 21,705

                                                               ALGER         COLONIAL SMALL
      MAINSTAY VP                                             AMERICAN          CAP VALUE        DREYFUS IP        FIDELITY(R)
       SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY            VIP
       GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
          5,418             2,318             3,552             1,111                617             2,413             4,447
        $53,898           $37,255           $54,178           $20,279            $10,081          $ 20,182          $107,506

                        MAINSTAY VP                                                             MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD         INCOME &
     CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--        GROWTH--       CORPORATE BOND--      GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        $10,929           $ 2,793           $32,591           $ 9,685           $ 2,075           $ 66,817          $  6,886
          4,158               811               165             2,506             1,566             12,217               724


                                                               ALGER         COLONIAL SMALL
      MAINSTAY VP                                             AMERICAN          CAP VALUE        DREYFUS IP        FIDELITY(R)
       SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY            VIP
       GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
        $11,091           $ 6,296           $ 9,077           $ 4,925            $ 8,849          $  3,149          $ 31,882
          2,044             2,091             1,474             1,044                304             1,938             1,366

--------------------------------------------------------------------------------

                                                                                 JANUS ASPEN
                       FIDELITY(R) VIP                        JANUS ASPEN          SERIES             MFS(R)             MFS(R)
                           EQUITY-       FIDELITY(R) VIP        SERIES            WORLDWIDE          INVESTORS          RESEARCH
                          INCOME--          MID CAP--         BALANCED--          GROWTH--        TRUST SERIES--        SERIES--
                       SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                       -------------------------------------------------------------------------------------------------------------
Number of shares.....        3,740             3,711              3,036                851                249               403
Identified cost......      $86,065          $100,657           $ 73,037            $21,572            $ 4,141            $5,593

                                                                                 JANUS ASPEN
                       FIDELITY(R) VIP                        JANUS ASPEN          SERIES             MFS(R)             MFS(R)
                           EQUITY-       FIDELITY(R) VIP        SERIES            WORLDWIDE          INVESTORS          RESEARCH
                          INCOME--          MID CAP--         BALANCED--          GROWTH--        TRUST SERIES--        SERIES--
                       SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                       -------------------------------------------------------------------------------------------------------------
Purchases............      $24,534          $ 38,287           $ 15,481            $ 3,572            $ 1,186            $1,609
Proceeds from
sales................        1,420             2,090              4,235              1,359                357               551

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                          NEUBERGER                            VAN KAMPEN
         MFS(R)          BERMAN AMT        T. ROWE PRICE      UIF EMERGING        VICTORY VIF
        UTILITIES          MID-CAP         EQUITY INCOME         MARKETS          DIVERSIFIED
        SERIES--          GROWTH--          PORTFOLIO--         EQUITY--            STOCK--
      SERVICE CLASS        CLASS S              II              CLASS II        CLASS A SHARES
     ------------------------------------------------------------------------------------------
           4,742               451              5,075              1,855                996
         $93,974          $  7,388           $105,534            $18,804            $10,614

                          NEUBERGER                            VAN KAMPEN
         MFS(R)          BERMAN AMT        T. ROWE PRICE      UIF EMERGING        VICTORY VIF
        UTILITIES          MID-CAP         EQUITY INCOME         MARKETS          DIVERSIFIED
        SERIES--          GROWTH--          PORTFOLIO--         EQUITY--            STOCK--
      SERVICE CLASS        CLASS S              II              CLASS II        CLASS A SHARES
     ------------------------------------------------------------------------------------------
         $62,369          $  2,684           $ 33,984            $ 7,689            $ 5,552
           5,202               541              1,104              1,306                526

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III and MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity, MainStay Premium Plus II Variable Annuity, AmSouth Premium Plus Variable Annuity and AmSouth Premium Plus II Variable Annuity, there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the six months ended June 30, 2005, and the year ended December 31, 2004 were as follows:


                                                                    MAINSTAY VP                     MAINSTAY VP
                                                                   BASIC VALUE--                      BOND--
                                                                   INITIAL CLASS                   INITIAL CLASS
                                                                -------------------           -----------------------
                                                                2005           2004            2005             2004
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................     24            232                78              200
Units Redeemed..............................................    (230)          (297)            (725)          (2,470)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (206)          (65)             (647)          (2,270)
                                                                ====           ====           ======           ======
SERIES II POLICIES
Units Issued................................................      2              1                 5               --
Units Redeemed..............................................     --             (3)               (8)             (25)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................      2             (2)               (3)             (25)
                                                                ====           ====           ======           ======
SERIES III POLICIES
Units Issued................................................      4            139                12               37
Units Redeemed..............................................    (126)          (92)             (308)          (1,014)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (122)           47              (296)            (977)
                                                                ====           ====           ======           ======
SERIES IV POLICIES
Units Issued................................................      6             15                26               43
Units Redeemed..............................................    (10)           (12)              (68)            (319)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     (4)             3               (42)            (276)
                                                                ====           ====           ======           ======
SERIES V POLICIES
Units Issued................................................     --             16                --                1
Units Redeemed..............................................     --             --                (1)              (9)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     --             16                (1)              (8)
                                                                ====           ====           ======           ======
SERIES VI POLICIES
Units Issued................................................     --             --                --               --
Units Redeemed..............................................     --             --                --               --
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     --             --                --               --
                                                                ====           ====           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP
          CAPITAL                               MAINSTAY VP       MAINSTAY VP
      APPRECIATION--         MAINSTAY VP      COMMON STOCK--     CONVERTIBLE--
       INITIAL CLASS       CASH MANAGEMENT     INITIAL CLASS     INITIAL CLASS
    -------------------   -----------------   ---------------   ---------------
     2005       2004       2005      2004      2005     2004     2005     2004
    ---------------------------------------------------------------------------
       148        352       8,348    12,261       83      191       77      201
    (2,751)    (3,337)    (15,378)  (42,654)  (1,265)  (1,712)    (908)  (1,016)
    ------     ------     -------   -------   ------   ------   ------   ------
    (2,603)    (2,985)     (7,030)  (30,393)  (1,182)  (1,521)    (831)    (815)
    ======     ======     =======   =======   ======   ======   ======   ======
        --          2       1,328     1,341        1        2        2        3
       (14)       (24)       (586)   (1,380)     (14)     (17)     (11)     (18)
    ------     ------     -------   -------   ------   ------   ------   ------
       (14)       (22)        742       (39)     (13)     (15)      (9)     (15)
    ======     ======     =======   =======   ======   ======   ======   ======
        18        227       7,666    23,814       28      142       30      112
      (526)      (710)     (6,171)  (32,703)    (309)    (374)    (711)    (280)
    ------     ------     -------   -------   ------   ------   ------   ------
      (508)      (483)      1,495    (8,889)    (281)    (232)    (681)    (168)
    ======     ======     =======   =======   ======   ======   ======   ======
        15         55      11,476    24,505       13       31       17       67
       (85)       (61)     (9,368)  (23,347)     (37)     (45)     (62)     (63)
    ------     ------     -------   -------   ------   ------   ------   ------
       (70)        (6)      2,108     1,158      (24)     (14)     (45)       4
    ======     ======     =======   =======   ======   ======   ======   ======
         1         --         726     3,216        3        5       --        7
        --         --        (899)   (2,910)      (5)      (1)      (1)      (3)
    ------     ------     -------   -------   ------   ------   ------   ------
         1         --        (173)      306       (2)       4       (1)       4
    ======     ======     =======   =======   ======   ======   ======   ======
        --         --       7,919    15,234       --       --       --       --
        --         --      (5,613)   (8,387)      --       --       --       --
    ------     ------     -------   -------   ------   ------   ------   ------
        --         --       2,306     6,847       --       --       --       --
    ======     ======     =======   =======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP
                                                                     DEVELOPING                      MAINSTAY VP
                                                                      GROWTH--                      GOVERNMENT--
                                                                    INITIAL CLASS                   INITIAL CLASS
                                                                ---------------------           ---------------------
                                                                 2005            2004           2005            2004
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................        13            29             90               205
Units Redeemed..............................................    (1,009)          (306)          (906)          (3,140)
                                                                ------           ----           ----           ------
  Net Increase (Decrease)...................................      (996)          (277)          (816)          (2,935)
                                                                ======           ====           ====           ======
SERIES II POLICIES
Units Issued................................................         1            --              4                --
Units Redeemed..............................................        (2)           (7)           (24)              (45)
                                                                ------           ----           ----           ------
  Net Increase (Decrease)...................................        (1)           (7)           (20)              (45)
                                                                ======           ====           ====           ======
SERIES III POLICIES
Units Issued................................................         9            33             19                19
Units Redeemed..............................................       (59)          (77)           (308)          (1,213)
                                                                ------           ----           ----           ------
  Net Increase (Decrease)...................................       (50)          (44)           (289)          (1,194)
                                                                ======           ====           ====           ======
SERIES IV POLICIES
Units Issued................................................         3            12             17                32
Units Redeemed..............................................        (5)           (5)           (118)            (411)
                                                                ------           ----           ----           ------
  Net Increase (Decrease)...................................        (2)            7            (101)            (379)
                                                                ======           ====           ====           ======
SERIES V POLICIES
Units Issued................................................        --            --              1                 2
Units Redeemed..............................................        --            --             (5)              (16)
                                                                ------           ----           ----           ------
  Net Increase (Decrease)...................................        --            --             (4)              (14)
                                                                ======           ====           ====           ======
SERIES VI POLICIES
Units Issued................................................        --            --             --                --
Units Redeemed..............................................        --            --             --                --
                                                                ------           ----           ----           ------
  Net Increase (Decrease)...................................        --            --             --                --
                                                                ======           ====           ====           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                        MAINSTAY VP                            MAINSTAY VP
     MAINSTAY VP        HIGH YIELD           MAINSTAY VP      INTERNATIONAL
      GROWTH--       CORPORATE BOND--     INCOME & GROWTH--     EQUITY--
    INITIAL CLASS      INITIAL CLASS        INITIAL CLASS     INITIAL CLASS
    -------------   -------------------   -----------------   -------------
    2005    2004      2005       2004      2005      2004     2005    2004
    -----------------------------------------------------------------------
     41       113       239        551       72       145      643     919
    (982)  (1,316)   (2,101)    (3,313)    (246)     (368)    (159)   (223)
    ----   ------    ------     ------     ----      ----     ----    ----
    (941)  (1,203)   (1,862)    (2,762)    (174)     (223)     484     696
    ====   ======    ======     ======     ====      ====     ====    ====
      3         1         5         71        3        --        6      11
     (5)      (21)     (124)       (50)      (2)       (3)      (4)     (4)
    ----   ------    ------     ------     ----      ----     ----    ----
     (2)      (20)     (119)        21        1        (3)       2       7
    ====   ======    ======     ======     ====      ====     ====    ====
     18        89       147        305       32       111      295     357
    (356)    (500)   (1,022)      (842)     (31)      (79)     (69)    (90)
    ----   ------    ------     ------     ----      ----     ----    ----
    (338)    (411)     (875)      (537)       1        32      226     267
    ====   ======    ======     ======     ====      ====     ====    ====
      5        31        45        312        8        28       59      72
    (41)      (29)     (175)      (151)      (7)       (9)      (8)    (12)
    ----   ------    ------     ------     ----      ----     ----    ----
    (36)        2      (130)       161        1        19       51      60
    ====   ======    ======     ======     ====      ====     ====    ====
     --         3         1          3        4         1        3      21
     --        --       (12)       (23)      --        --       (4)     --
    ----   ------    ------     ------     ----      ----     ----    ----
     --         3       (11)       (20)       4         1       (1)     21
    ====   ======    ======     ======     ====      ====     ====    ====
     --        --        --         --       --        --       --      --
     --        --        --         --       --        --       --      --
    ----   ------    ------     ------     ----      ----     ----    ----
     --        --        --         --       --        --       --      --
    ====   ======    ======     ======     ====      ====     ====    ====

--------------------------------------------------------------------------------



                                                                    MAINSTAY VP                    MAINSTAY VP
                                                                      MID CAP                        MID CAP
                                                                      CORE--                        GROWTH--
                                                                   INITIAL CLASS                  INITIAL CLASS
                                                                -------------------           ---------------------
                                                                2005           2004           2005            2004
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................    553            894             629            1,473
Units Redeemed..............................................    (483)          (175)          (697)            (566)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     70            719             (68)             907
                                                                ====           ====           =====           =====
SERIES II POLICIES
Units Issued................................................      1             --               2                6
Units Redeemed..............................................     (1)            (4)             (2)              (2)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             (4)             --                4
                                                                ====           ====           =====           =====
SERIES III POLICIES
Units Issued................................................    113            184              83              212
Units Redeemed..............................................    (35)           (42)            (59)            (155)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     78            142              24               57
                                                                ====           ====           =====           =====
SERIES IV POLICIES
Units Issued................................................     15             69              29               98
Units Redeemed..............................................    (15)           (17)            (19)             (33)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             52              10               65
                                                                ====           ====           =====           =====
SERIES V POLICIES
Units Issued................................................     --             --               1               --
Units Redeemed..............................................     --             (2)             --               (1)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             (2)              1               (1)
                                                                ====           ====           =====           =====
SERIES VI POLICIES
Units Issued................................................     --             --              --               --
Units Redeemed..............................................     --             --              --               --
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             --              --               --
                                                                ====           ====           =====           =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
       MID CAP           S&P 500         SMALL CAP       MAINSTAY VP
       VALUE--           INDEX--         GROWTH--      TOTAL RETURN--
    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------   ---------------   -------------   ---------------
     2005    2004     2005     2004    2005    2004     2005     2004
    ------------------------------------------------------------------
    1,312    1,617      168      393    118     476        76      185
     (808)   (465)   (1,953)  (2,604)  (700)   (278)   (1,476)  (1,794)
    -----    -----   ------   ------   ----    ----    ------   ------
      504    1,152   (1,785)  (2,211)  (582)    198    (1,400)  (1,609)
    =====    =====   ======   ======   ====    ====    ======   ======
       19      11         5       17      4       2        --        2
      (24)     (9)      (15)     (34)    (4)     (3)      (21)    (156)
    -----    -----   ------   ------   ----    ----    ------   ------
       (5)      2       (10)     (17)    --      (1)      (21)    (154)
    =====    =====   ======   ======   ====    ====    ======   ======
      473     496        73      451     21      73         4       65
     (122)   (144)     (681)    (463)  (133)   (148)     (311)    (166)
    -----    -----   ------   ------   ----    ----    ------   ------
      351     352      (608)     (12)  (112)    (75)     (307)    (101)
    =====    =====   ======   ======   ====    ====    ======   ======
       42     104        34      175      9      36        12       33
      (32)    (60)      (57)     (79)   (40)    (36)      (41)     (44)
    -----    -----   ------   ------   ----    ----    ------   ------
       10      44       (23)      96    (31)     --       (29)     (11)
    =====    =====   ======   ======   ====    ====    ======   ======
        2       5         2       12     --      --         2        5
       (1)     (2)       (6)      (2)    (2)     (1)       (4)      (2)
    -----    -----   ------   ------   ----    ----    ------   ------
        1       3        (4)      10     (2)     (1)       (2)       3
    =====    =====   ======   ======   ====    ====    ======   ======
       --      --        --       --     --      --        --       --
       --      --        --       --     --      --        --       --
    -----    -----   ------   ------   ----    ----    ------   ------
       --      --        --       --     --      --        --       --
    =====    =====   ======   ======   ====    ====    ======   ======

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         ALGER AMERICAN
                                                                    VALUE--                       SMALL CAPITALIZATION--
                                                                 INITIAL CLASS                        CLASS O SHARES
                                                            ------------------------              ----------------------
                                                            2005               2004               2005              2004
                                                            -------------------------------------------------------
SERIES I POLICIES
Units Issued............................................     87                  213               46                112
Units Redeemed..........................................    (804)             (1,062)             (496)             (591)
                                                            ----              ------              ----              ----
  Net Increase (Decrease)...............................    (717)               (849)             (450)             (479)
                                                            ====              ======              ====              ====
SERIES II POLICIES
Units Issued............................................      1                   --                2                  6
Units Redeemed..........................................     (5)                 (14)              (5)               (11)
                                                            ----              ------              ----              ----
  Net Increase (Decrease)...............................     (4)                 (14)              (3)                (5)
                                                            ====              ======              ====              ====
SERIES III POLICIES
Units Issued............................................     30                  223                2                260
Units Redeemed..........................................    (105)               (207)             (213)             (200)
                                                            ----              ------              ----              ----
  Net Increase (Decrease)...............................    (75)                  16              (211)               60
                                                            ====              ======              ====              ====
SERIES IV POLICIES
Units Issued............................................     18                   45                5                 20
Units Redeemed..........................................    (60)                 (57)              (9)               (10)
                                                            ----              ------              ----              ----
  Net Increase (Decrease)...............................    (42)                 (12)              (4)                10
                                                            ====              ======              ====              ====
SERIES V POLICIES
Units Issued............................................     (1)                   1               --                  5
Units Redeemed..........................................     (1)                  (2)              (1)                --
                                                            ----              ------              ----              ----
  Net Increase (Decrease)...............................     (2)                  (1)              (1)                 5
                                                            ====              ======              ====              ====
SERIES VI POLICIES
Units Issued............................................     --                   --               --                 --
Units Redeemed..........................................     --                   --               --                 --
                                                            ----              ------              ----              ----
  Net Increase (Decrease)...............................     --                   --               --                 --
                                                            ====              ======              ====              ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND    LARGE CAP FUND    MID CAP FUND
    --------------   -------------   ---------------   -------------
    2005    2004     2005    2004     2005     2004    2005    2004
    ----------------------------------------------------------------
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ---      ---     ----    ----      ---      ---     ---     ---
     --       --       --      --       --       --      --      --
    ===      ===     ====    ====      ===      ===     ===     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ---      ---     ----    ----      ---      ---     ---     ---
     --       --       --      --       --       --      --      --
    ===      ===     ====    ====      ===      ===     ===     ===
     16       32        4      10       15       45      23      28
    (21)     (37)      (2)     (2)     (36)     (63)    (10)    (18)
    ---      ---     ----    ----      ---      ---     ---     ---
     (5)      (5)       2       8      (21)     (18)     13      10
    ===      ===     ====    ====      ===      ===     ===     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ---      ---     ----    ----      ---      ---     ---     ---
     --       --       --      --       --       --      --      --
    ===      ===     ====    ====      ===      ===     ===     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ---      ---     ----    ----      ---      ---     ---     ---
     --       --       --      --       --       --      --      --
    ===      ===     ====    ====      ===      ===     ===     ===
      7       24        1      10       16       40       3      14
     (1)      (2)      (1)     (1)      (1)      (3)     (1)     (1)
    ---      ---     ----    ----      ---      ---     ---     ---
      6       22       --       9       15       37       2      13
    ===      ===     ====    ====      ===      ===     ===     ===

--------------------------------------------------------------------------------



                                                                                                  DREYFUS IP
                                                                      CALVERT                     TECHNOLOGY
                                                                      SOCIAL                       GROWTH--
                                                                     BALANCED                   INITIAL SHARES
                                                                -------------------           -------------------
                                                                2005           2004           2005           2004
                                                                -------------------------------------------------
SERIES I POLICIES
Units Issued................................................     39            163             17              68
Units Redeemed..............................................    (107)          (134)          (403)          (159)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................    (68)            29            (386)           (91)
                                                                ====           ====           ====           ====
SERIES II POLICIES
Units Issued................................................      1              4             --              --
Units Redeemed..............................................     (3)            (1)            (2)             (6)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     (2)             3             (2)             (6)
                                                                ====           ====           ====           ====
SERIES III POLICIES
Units Issued................................................     30            230              3              25
Units Redeemed..............................................    (48)           (59)           (153)          (274)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................    (18)           171            (150)          (249)
                                                                ====           ====           ====           ====
SERIES IV POLICIES
Units Issued................................................     54            184              5              34
Units Redeemed..............................................    (21)           (12)           (26)            (13)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     33            172            (21)             21
                                                                ====           ====           ====           ====
SERIES V POLICIES
Units Issued................................................      4             54              2               2
Units Redeemed..............................................     --             --             --              (2)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................      4             54              2              --
                                                                ====           ====           ====           ====
SERIES VI POLICIES
Units Issued................................................     39            107             --              --
Units Redeemed..............................................     (9)            (4)            --              --
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     30            103             --              --
                                                                ====           ====           ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2005     2004     2005     2004     2005     2004     2005     2004
    ---------------------------------------------------------------------
       481      794      127      684      159      390      115      265
      (777)  (1,424)    (634)  (1,138)  (2,428)  (4,203)  (1,865)  (3,117)
    ------   ------   ------   ------   ------   ------   ------   ------
      (296)    (630)    (507)    (454)  (2,269)  (3,813)  (1,750)  (2,852)
    ======   ======   ======   ======   ======   ======   ======   ======
         4       17        4       52        1        5       --        2
        (8)     (20)      (4)     (17)     (16)     (64)      (8)     (31)
    ------   ------   ------   ------   ------   ------   ------   ------
        (4)      (3)      --       35      (15)     (59)      (8)     (29)
    ======   ======   ======   ======   ======   ======   ======   ======
       284      492       28      218       37      118       14       55
      (144)    (351)    (113)    (301)    (724)  (1,147)    (313)    (670)
    ------   ------   ------   ------   ------   ------   ------   ------
       140      141      (85)     (83)    (687)  (1,029)    (299)    (615)
    ======   ======   ======   ======   ======   ======   ======   ======
       101      127       29       71       23       87       10       37
       (29)     (48)     (23)     (43)    (109)    (203)     (37)     (84)
    ------   ------   ------   ------   ------   ------   ------   ------
        72       79        6       28      (86)    (116)     (27)     (47)
    ======   ======   ======   ======   ======   ======   ======   ======
         9        7       12       23        3       10       --        4
        (3)      (2)      (8)      (2)      (3)      (1)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------
         6        5        4       21       --        9       --        4
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                           MFS(R) INVESTORS               MFS(R) RESEARCH              MFS(R) UTILITIES
                                            TRUST SERIES--                   SERIES--                      SERIES--
                                             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
                                          -------------------           -------------------           -------------------
                                          2005           2004           2005           2004           2005           2004
                                          -------------------------------------------------------------------------
SERIES I POLICIES
Units Issued..........................     11             43             23             63            111             80
Units Redeemed........................    (212)          (329)          (341)          (420)          (11)           (22)
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (201)          (286)          (318)          (357)          100             58
                                          ====           ====           ====           ====           ===            ===
SERIES II POLICIES
Units Issued..........................      1             --             --             --             --             --
Units Redeemed........................     (1)            (1)            (1)            (7)            (1)            --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     --             (1)            (1)            (7)            (1)            --
                                          ====           ====           ====           ====           ===            ===
SERIES III POLICIES
Units Issued..........................     --             21              3             33             16             68
Units Redeemed........................    (47)           (61)           (88)           (104)          (14)           (22)
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (47)           (40)           (85)           (71)             2             46
                                          ====           ====           ====           ====           ===            ===
SERIES IV POLICIES
Units Issued..........................      3              8              1              4             (1)            --
Units Redeemed........................     (9)           (11)            (2)            (9)            --             --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     (6)            (3)            (1)            (5)            (1)            --
                                          ====           ====           ====           ====           ===            ===
SERIES V POLICIES
Units Issued..........................     --              1              1              1             --              2
Units Redeemed........................     --             --             (1)            --             --             --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     --              1             --              1             --              2
                                          ====           ====           ====           ====           ===            ===
SERIES VI POLICIES
Units Issued..........................     --             --             --             --             --             --
Units Redeemed........................     --             --             --             --             --             --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     --             --             --             --             --             --
                                          ====           ====           ====           ====           ===            ===

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through June 30,
    2005.

(b) For the period May 4, 2005 (Commencement of Operations) through June 30,
    2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    NEUBERGER BERMAN
       AMT MID-CAP        ROYCE       ROYCE     T. ROWE PRICE
        GROWTH--        MICRO-CAP   SMALL-CAP   EQUITY INCOME
         CLASS I        PORTFOLIO   PORTFOLIO     PORTFOLIO
    -----------------   ---------   ---------   -------------
     2005      2004      2005(a)     2005(b)    2005    2004
    ---------------------------------------------------------
        1        14          40         33      1,072   1,539
      (70)     (135)         --         --      (483)    (767)
     ----      ----       -----       ----      -----   -----
      (69)     (121)         40         33       589      772
     ====      ====       =====       ====      =====   =====
       --         2           1         --         4        9
       (1)       (4)         --         --       (23)     (27)
     ----      ----       -----       ----      -----   -----
       (1)       (2)          1         --       (19)     (18)
     ====      ====       =====       ====      =====   =====
        2        12          34         31       417      534
      (55)      (26)         --         --      (129)    (257)
     ----      ----       -----       ----      -----   -----
      (53)      (14)         34         31       288      277
     ====      ====       =====       ====      =====   =====
        2         1          33         23       119      134
       (2)       (4)         --         --       (39)     (64)
     ----      ----       -----       ----      -----   -----
       --        (3)         33         23        80       70
     ====      ====       =====       ====      =====   =====
       --         1          --          2         6       14
       --        --          --         --        (2)      (5)
     ----      ----       -----       ----      -----   -----
       --         1          --          2         4        9
     ====      ====       =====       ====      =====   =====
       --        --           7         20        --       --
       --        --          --         --        --       --
     ----      ----       -----       ----      -----   -----
       --        --           7         20        --       --
     ====      ====       =====       ====      =====   =====

--------------------------------------------------------------------------------


                                                                                                  VAN KAMPEN
                                                                                                      UIF
                                                                      VAN ECK                      EMERGING
                                                                     WORLDWIDE                 MARKETS EQUITY--
                                                                    HARD ASSETS                     CLASS I
                                                                -------------------           -------------------
                                                                2005           2004           2005           2004
                                                                -------------------------------------------------
SERIES I POLICIES
Units Issued................................................    825            559            283             221
Units Redeemed..............................................    (86)           (93)           (152)          (306)
                                                                ---            ---            ----           ----
  Net Increase (Decrease)...................................    739            466            131             (85)
                                                                ===            ===            ====           ====
SERIES II POLICIES
Units Issued................................................      8              6             --              11
Units Redeemed..............................................     (2)            (2)            (2)            (85)
                                                                ---            ---            ----           ----
  Net Increase (Decrease)...................................      6              4             (2)            (74)
                                                                ===            ===            ====           ====
SERIES III POLICIES
Units Issued................................................    730            622            149              86
Units Redeemed..............................................    (59)           (31)           (18)            (40)
                                                                ---            ---            ----           ----
  Net Increase (Decrease)...................................    671            591            131              46
                                                                ===            ===            ====           ====
SERIES IV POLICIES
Units Issued................................................    334            370             29              34
Units Redeemed..............................................    (14)           (11)            (1)             (5)
                                                                ---            ---            ----           ----
  Net Increase (Decrease)...................................    320            359             28              29
                                                                ===            ===            ====           ====
SERIES V POLICIES
Units Issued................................................      5             17              2               2
Units Redeemed..............................................     --             (1)            --              --
                                                                ---            ---            ----           ----
  Net Increase (Decrease)...................................      5             16              2               2
                                                                ===            ===            ====           ====
SERIES VI POLICIES
Units Issued................................................    270            224             --              --
Units Redeemed..............................................     (8)            (1)            --              --
                                                                ---            ---            ----           ----
  Net Increase (Decrease)...................................    262            223             --              --
                                                                ===            ===            ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------


                                                                 MAINSTAY VP                 MAINSTAY VP
                                                                 BALANCED--                 BASIC VALUE--
                                                                SERVICE CLASS               SERVICE CLASS
                                                                -------------           ----------------------
                                                                   2005(c)              2005           2004(d)
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................        1,298                53              189
Units Redeemed..............................................           (3)              (12)             (11)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,295                41              178
                                                                    =====               ===              ===
SERIES II POLICIES
Units Issued................................................           20                --               --
Units Redeemed..............................................           (1)               --               --
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................           19                --               --
                                                                    =====               ===              ===
SERIES III POLICIES
Units Issued................................................          437                65              396
Units Redeemed..............................................           --               (49)             (15)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................          437                16              381
                                                                    =====               ===              ===
SERIES IV POLICIES
Units Issued................................................          232               102              296
Units Redeemed..............................................           (1)              (10)             (16)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................          231                92              280
                                                                    =====               ===              ===
SERIES V POLICIES
Units Issued................................................           26                 7               34
Units Redeemed..............................................           --                --               (1)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................           26                 7               33
                                                                    =====               ===              ===
SERIES VI POLICIES
Units Issued................................................          272                58              235
Units Redeemed..............................................           --               (17)              (6)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................          272                41              229
                                                                    =====               ===              ===

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005, (Commencement of Operations) through June 30, 2005.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP          MAINSTAY VP          MAINSTAY VP      MAINSTAY VP
        BOND--       CAPITAL APPRECIATION--   COMMON STOCK--   CONVERTIBLE--
    SERVICE CLASS        SERVICE CLASS        SERVICE CLASS    SERVICE CLASS
    --------------   ----------------------   --------------   --------------
    2005   2004(d)     2005       2004(d)     2005   2004(d)   2005   2004(d)
    -------------------------------------------------------------------------
    231       462       128         423        98      237     189      570
    (24)      (21)      (45)        (18)      (12)     (12)    (40)     (33)
    ---     -----      ----         ---       ---      ---     ----    ----
    207       441        83         405        86      225     149      537
    ===     =====      ====         ===       ===      ===     ====    ====
     12         1         2           1        --       --       7        2
     (1)       --        --          --        --       --      (1)      --
    ---     -----      ----         ---       ---      ---     ----    ----
     11         1         2           1        --       --       6        2
    ===     =====      ====         ===       ===      ===     ====    ====
    433     1,352       196         990       119      574     221    1,393
    (59)      (56)     (119)        (68)      (20)     (15)    (191)    (61)
    ---     -----      ----         ---       ---      ---     ----    ----
    374     1,296        77         922        99      559      30    1,332
    ===     =====      ====         ===       ===      ===     ====    ====
    424     1,111       120         563       197      546     380    1,153
    (49)      (54)      (99)        (43)      (17)     (29)    (99)     (43)
    ---     -----      ----         ---       ---      ---     ----    ----
    375     1,057        21         520       180      517     281    1,110
    ===     =====      ====         ===       ===      ===     ====    ====
    100        99         8          31         5       14      21       81
     (6)       (4)       (6)         (1)       --       --     (13)      (1)
    ---     -----      ----         ---       ---      ---     ----    ----
     94        95         2          30         5       14       8       80
    ===     =====      ====         ===       ===      ===     ====    ====
    325       653       138         595       102      290     295      875
    (66)      (79)      (51)        (18)      (19)      (3)    (116)    (71)
    ---     -----      ----         ---       ---      ---     ----    ----
    259       574        87         577        83      287     179      804
    ===     =====      ====         ===       ===      ===     ====    ====

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                   MAINSTAY VP
                                                                 DEVELOPING GROWTH--             FLOATING RATE--
                                                                    SERVICE CLASS                 SERVICE CLASS
                                                                ----------------------           ---------------
                                                                2005           2004(d)               2005(e)
                                                                ------------------------------------------------
SERIES I POLICIES
Units Issued................................................     52              109                  2,350
Units Redeemed..............................................     (8)              (3)                    (2)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     44              106                  2,348
                                                                ===              ===                  =====
SERIES II POLICIES
Units Issued................................................      2               --                     53
Units Redeemed..............................................     --               --                     (2)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................      2               --                     51
                                                                ===              ===                  =====
SERIES III POLICIES
Units Issued................................................     65              283                    397
Units Redeemed..............................................    (13)             (10)                    --
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     52              273                    397
                                                                ===              ===                  =====
SERIES IV POLICIES
Units Issued................................................     70              255                    183
Units Redeemed..............................................    (28)             (15)                    --
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     42              240                    183
                                                                ===              ===                  =====
SERIES V POLICIES
Units Issued................................................      1                9                     74
Units Redeemed..............................................     (1)              (1)                    --
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     --                8                     74
                                                                ===              ===                  =====
SERIES VI POLICIES
Units Issued................................................     51              127                    207
Units Redeemed..............................................     (9)              (6)                    --
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     42              121                    207
                                                                ===              ===                  =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(e) For the period May 5, 2005 (Commencement of Operations) through June 30,
    2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                         MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP        HIGH YIELD          MAINSTAY VP
     GOVERNMENT--       GROWTH--      CORPORATE BOND--    INCOME & GROWTH--
    SERVICE CLASS    SERVICE CLASS      SERVICE CLASS       SERVICE CLASS
    --------------   --------------   -----------------   ------------------
    2005   2004(d)   2005   2004(d)    2005    2004(d)     2005     2004(d)
    ------------------------------------------------------------------------
    180      380      51      129       892     1,803       67        157
    (69)     (38)    (12)     (12)      (98)      (80)      (3)        (2)
    ----     ---     ---      ---     -----     -----      ---        ---
    111      342      39      117       794     1,723       64        155
    ====     ===     ===      ===     =====     =====      ===        ===
     13       --      --       --       118         6       22          1
     --       --      --       --       (11)       --       (1)        --
    ----     ---     ---      ---     -----     -----      ---        ---
     13       --      --       --       107         6       21          1
    ====     ===     ===      ===     =====     =====      ===        ===
    304      924      50      400     1,676     5,247      160        312
    (105)    (36)    (54)     (49)     (726)     (186)     (21)       (15)
    ----     ---     ---      ---     -----     -----      ---        ---
    199      888      (4)     351       950     5,061      139        297
    ====     ===     ===      ===     =====     =====      ===        ===
    250      768      60      326     1,773     3,999      147        301
    (43)     (57)    (43)     (47)     (333)     (182)     (16)       (14)
    ----     ---     ---      ---     -----     -----      ---        ---
    207      711      17      279     1,440     3,817      131        287
    ====     ===     ===      ===     =====     =====      ===        ===
     30       54      10       20       217       491       10         22
     (1)     (25)     (1)      --       (46)      (49)      --         --
    ----     ---     ---      ---     -----     -----      ---        ---
     29       29       9       20       171       442       10         22
    ====     ===     ===      ===     =====     =====      ===        ===
    232      386      38      197     1,315     2,423      161        236
    (41)     (84)    (35)     (54)     (241)      (59)     (10)        (7)
    ----     ---     ---      ---     -----     -----      ---        ---
    191      302       3      143     1,074     2,364      151        229
    ====     ===     ===      ===     =====     =====      ===        ===

--------------------------------------------------------------------------------


                                                                      MAINSTAY VP
                                                                     INTERNATIONAL                     MAINSTAY VP
                                                                       EQUITY--                       MID CAP CORE--
                                                                     SERVICE CLASS                    SERVICE CLASS
                                                                -----------------------           ----------------------
                                                                2005            2004(d)           2005           2004(d)
                                                                --------------------------------------------------------
SERIES I POLICIES
Units Issued................................................     251               336            191              300
Units Redeemed..............................................      (8)               (9)            (8)             (11)
                                                                -----            -----            ---              ---
  Net Increase (Decrease)...................................     243               327            183              289
                                                                =====            =====            ===              ===
SERIES II POLICIES
Units Issued................................................      22                 1              6                1
Units Redeemed..............................................      --                --             --               --
                                                                -----            -----            ---              ---
  Net Increase (Decrease)...................................      22                 1              6                1
                                                                =====            =====            ===              ===
SERIES III POLICIES
Units Issued................................................     423             1,028            258              718
Units Redeemed..............................................     (49)              (20)           (44)             (24)
                                                                -----            -----            ---              ---
  Net Increase (Decrease)...................................     374             1,008            214              694
                                                                =====            =====            ===              ===
SERIES IV POLICIES
Units Issued................................................     440               815            246              513
Units Redeemed..............................................     (20)              (34)           (24)             (22)
                                                                -----            -----            ---              ---
  Net Increase (Decrease)...................................     420               781            222              491
                                                                =====            =====            ===              ===
SERIES V POLICIES
Units Issued................................................      33                46             22               31
Units Redeemed..............................................      (1)               --             (1)              --
                                                                -----            -----            ---              ---
  Net Increase (Decrease)...................................      32                46             21               31
                                                                =====            =====            ===              ===
SERIES VI POLICIES
Units Issued................................................     367               464            258              452
Units Redeemed..............................................     (12)               (7)            (8)              (5)
                                                                -----            -----            ---              ---
  Net Increase (Decrease)...................................     355               457            250              447
                                                                =====            =====            ===              ===

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
    MID CAP GROWTH--    MID CAP VALUE--   S&P 500 INDEX--   SMALL CAP GROWTH--
      SERVICE CLASS      SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    -----------------   ---------------   ---------------   ------------------
     2005    2004(d)    2005    2004(d)   2005    2004(d)    2005     2004(d)
    --------------------------------------------------------------------------
      254       477      412       497     569     1,155      211       421
      (14)      (21)     (18)      (16)    (44)      (48)     (12)      (20)
    -----     -----     -----    -----    -----    -----      ---       ---
      240       456      394       481     525     1,107      199       401
    =====     =====     =====    =====    =====    =====      ===       ===
       14         1       21         3      20         2        9         1
       --        --       --        --      --        --       --        --
    -----     -----     -----    -----    -----    -----      ---       ---
       14         1       21         3      20         2        9         1
    =====     =====     =====    =====    =====    =====      ===       ===
      334     1,097      750     1,402     720     3,126      210       942
      (41)      (37)     (49)      (42)   (203)      (80)     (72)      (61)
    -----     -----     -----    -----    -----    -----      ---       ---
      293     1,060      701     1,360     517     3,046      138       881
    =====     =====     =====    =====    =====    =====      ===       ===
      406       833      746     1,175     740     2,188      299       807
      (31)      (41)     (50)      (37)   (131)      (94)     (34)      (38)
    -----     -----     -----    -----    -----    -----      ---       ---
      375       792      696     1,138     609     2,094      265       769
    =====     =====     =====    =====    =====    =====      ===       ===
       22        46       47        53      71       117       20        43
       (1)       (1)      (1)       (1)    (10)       (8)      (1)       --
    -----     -----     -----    -----    -----    -----      ---       ---
       21        45       46        52      61       109       19        43
    =====     =====     =====    =====    =====    =====      ===       ===
      269       602      663       880     574     1,201      150       608
      (12)      (38)     (26)      (18)    (70)      (55)     (35)      (52)
    -----     -----     -----    -----    -----    -----      ---       ---
      257       564      637       862     504     1,146      115       556
    =====     =====     =====    =====    =====    =====      ===       ===

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                       MAINSTAY VP
                                                                    TOTAL RETURN--                       VALUE--
                                                                    SERVICE CLASS                     SERVICE CLASS
                                                                ----------------------           -----------------------
                                                                2005           2004(d)           2005            2004(d)
                                                                --------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    136              348              160               425
Units Redeemed..............................................    (25)             (18)             (19)              (15)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................    111              330              141               410
                                                                ===              ===             =====            =====
SERIES II POLICIES
Units Issued................................................      1               --                4                 1
Units Redeemed..............................................     --               --               --                --
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................      1               --                4                 1
                                                                ===              ===             =====            =====
SERIES III POLICIES
Units Issued................................................    217              869              211             1,138
Units Redeemed..............................................    (90)             (59)             (69)              (32)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................    127              810              142             1,106
                                                                ===              ===             =====            =====
SERIES IV POLICIES
Units Issued................................................    135              478              196               735
Units Redeemed..............................................    (58)             (28)             (39)              (26)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     77              450              157               709
                                                                ===              ===             =====            =====
SERIES V POLICIES
Units Issued................................................     11               30                9                29
Units Redeemed..............................................     (2)              (1)              (3)               --
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................      9               29                6                29
                                                                ===              ===             =====            =====
SERIES VI POLICIES
Units Issued................................................    120              395              198               511
Units Redeemed..............................................    (41)             (48)             (12)              (17)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     79              347              186               494
                                                                ===              ===             =====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(f) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                             COLONIAL SMALL CAP
        ALGER AMERICAN          VALUE FUND,       DREYFUS IP TECHNOLOGY    FIDELITY(R) VIP
    SMALL CAPITALIZATION--   VARIABLE SERIES--           GROWTH--          CONTRAFUND(R)--
        CLASS S SHARES            CLASS B             SERVICE SHARES       SERVICE CLASS 2
    ----------------------   ------------------   ----------------------   ---------------
      2005       2004(d)      2005     2004(f)      2005       2004(d)     2005    2004(d)
    --------------------------------------------------------------------------------------
        80         161         347        49          88         191        448       661
        (5)         (6)         (5)       --         (20)        (18)       (29)      (24)
       ---         ---         ---        --         ---         ---       -----    -----
        75         155         342        49          68         173        419       637
       ===         ===         ===        ==         ===         ===       =====    =====
         1           1           4         1           1          --         12         3
        --          --          --        --          --          --         --        --
       ---         ---         ---        --         ---         ---       -----    -----
         1           1           4         1           1          --         12         3
       ===         ===         ===        ==         ===         ===       =====    =====
        77         332         199        29          50         396        548     1,688
       (16)        (10)         (1)       --         (47)        (19)       (34)      (38)
       ---         ---         ---        --         ---         ---       -----    -----
        61         322         198        29           3         377        514     1,650
       ===         ===         ===        ==         ===         ===       =====    =====
       120         315         206        41          99         307        870     1,580
       (15)        (15)         (2)       --         (39)        (25)       (52)      (43)
       ---         ---         ---        --         ---         ---       -----    -----
       105         300         204        41          60         282        818     1,537
       ===         ===         ===        ==         ===         ===       =====    =====
         8          17          11        --           2          11         69       113
        --          (1)         --        --          --          (2)        (9)       (2)
       ---         ---         ---        --         ---         ---       -----    -----
         8          16          11        --           2           9         60       111
       ===         ===         ===        ==         ===         ===       =====    =====
        67         166          89        27          37         173        548       977
       (19)         (2)         (4)       --         (47)        (30)       (19)      (22)
       ---         ---         ---        --         ---         ---       -----    -----
        48         164          85        27         (10)        143        529       955
       ===         ===         ===        ==         ===         ===       =====    =====

--------------------------------------------------------------------------------



                                        FIDELITY(R) VIP                    FIDELITY(R)                      JANUS ASPEN
                                        EQUITY-INCOME--                   VIP MID CAP--                  SERIES BALANCED--
                                        SERVICE CLASS 2                  SERVICE CLASS 2                  SERVICE SHARES
                                    -----------------------           ---------------------           -----------------------
                                    2005            2004(d)           2005            2004            2005            2004(d)
                                    -----------------------------------------------------------------------------------------
SERIES I POLICIES
Units Issued....................     334               578            1,253           1,908            236               538
Units Redeemed..................     (19)              (19)            (95)            (70)            (44)              (24)
                                    -----            -----            -----           -----           -----            -----
  Net Increase (Decrease).......     315               559            1,158           1,838            192               514
                                    =====            =====            =====           =====           =====            =====
SERIES II POLICIES
Units Issued....................      31                 1              10               7              29                 1
Units Redeemed..................      --                --              --              --              --                --
                                    -----            -----            -----           -----           -----            -----
  Net Increase (Decrease).......      31                 1              10               7              29                 1
                                    =====            =====            =====           =====           =====            =====
SERIES III POLICIES
Units Issued....................     431             1,379             557            1,452            384             1,179
Units Redeemed..................     (44)              (31)            (57)            (22)           (182)              (63)
                                    -----            -----            -----           -----           -----            -----
  Net Increase (Decrease).......     387             1,348             500            1,430            202             1,116
                                    =====            =====            =====           =====           =====            =====
SERIES IV POLICIES
Units Issued....................     505             1,174             522             951             443             1,202
Units Redeemed..................     (55)              (53)            (35)            (26)            (83)              (55)
                                    -----            -----            -----           -----           -----            -----
  Net Increase (Decrease).......     450             1,121             487             925             360             1,147
                                    =====            =====            =====           =====           =====            =====
SERIES V POLICIES
Units Issued....................      55               123              38              77              74                83
Units Redeemed..................     (14)              (11)             (7)             --              (9)              (24)
                                    -----            -----            -----           -----           -----            -----
  Net Increase (Decrease).......      41               112              31              77              65                59
                                    =====            =====            =====           =====           =====            =====
SERIES VI POLICIES
Units Issued....................     436               889             372             625             224               652
Units Redeemed..................     (31)              (18)            (12)             (5)            (88)              (35)
                                    -----            -----            -----           -----           -----            -----
  Net Increase (Decrease).......     405               871             360             620             136               617
                                    =====            =====            =====           =====           =====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    Janus Aspen Series    MFS(R) INVESTORS         MFS(R)               MFS(R)
    WORLDWIDE GROWTH--     TRUST SERIES--     RESEARCH SERIES--   UTILITIES SERIES--
      SERVICE SHARES        SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
    -------------------   -----------------   -----------------   -------------------
     2005      2004(d)     2005    2004(d)     2005    2004(d)     2005      2004(g)
    ---------------------------------------------------------------------------------
        91       188         14       60         27       42       1,739      1,111
       (18)      (12)        (4)      (2)        (7)      (3)        (66)       (19)
     -----       ---      -----      ---      -----      ---       -----      -----
        73       176         10       58         20       39       1,673      1,092
     =====       ===      =====      ===      =====      ===       =====      =====
         3        --         --       --          3       --          43         12
        --        --         --       --         --       --          (2)        --
     -----       ---      -----      ---      -----      ---       -----      -----
         3        --         --       --          3       --          41         12
     =====       ===      =====      ===      =====      ===       =====      =====
        90       431         25       46         28       77         975        761
       (65)      (19)        --       (2)       (19)      (5)        (48)        (5)
     -----       ---      -----      ---      -----      ---       -----      -----
        25       412         25       44          9       72         927        756
     =====       ===      =====      ===      =====      ===       =====      =====
        74       349         34       53         28       92         812        445
       (15)      (29)        (5)      (5)        (8)      (4)        (19)        (6)
     -----       ---      -----      ---      -----      ---       -----      -----
        59       320         29       48         20       88         793        439
     =====       ===      =====      ===      =====      ===       =====      =====
         2        33          5        3          1        1          51         27
        (4)       (2)        --       (1)        --       --          --         --
     -----       ---      -----      ---      -----      ---       -----      -----
        (2)       31          5        2          1        1          51         27
     =====       ===      =====      ===      =====      ===       =====      =====
        57       167         17       53         41       44         485        452
       (23)       (5)       (14)      (4)        (5)      (1)        (20)        (1)
     -----       ---      -----      ---      -----      ---       -----      -----
        34       162          3       49         36       43         465        451
     =====       ===      =====      ===      =====      ===       =====      =====

--------------------------------------------------------------------------------



                                                                   Neuberger Berman
                                                                     AMT Mid-Cap                     T. Rowe Price
                                                                       Growth--                      Equity Income
                                                                       Class S                       Portfolio--II
                                                                ----------------------           ----------------------
                                                                2005           2004(d)           2005           2004(d)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................     77              110             399               563
Units Redeemed..............................................     (4)              (2)            (18)              (22)
                                                                ---              ---             ---             -----
  Net Increase (Decrease)...................................     73              108             381               541
                                                                ===              ===             ===             =====
SERIES II POLICIES
Units Issued................................................      1               --              34                 2
Units Redeemed..............................................     --               --              --                --
                                                                ---              ---             ---             -----
  Net Increase (Decrease)...................................      1               --              34                 2
                                                                ===              ===             ===             =====
SERIES III POLICIES
Units Issued................................................     49              122             707             1,651
Units Redeemed..............................................     (7)              (2)            (71)              (41)
                                                                ---              ---             ---             -----
  Net Increase (Decrease)...................................     42              120             636             1,610
                                                                ===              ===             ===             =====
SERIES IV POLICIES
Units Issued................................................     47               95             896             1,532
Units Redeemed..............................................     (2)              (3)            (51)              (69)
                                                                ---              ---             ---             -----
  Net Increase (Decrease)...................................     45               92             845             1,463
                                                                ===              ===             ===             =====
SERIES V POLICIES
Units Issued................................................      4               18              85               162
Units Redeemed..............................................     (3)              (1)            (12)               (9)
                                                                ---              ---             ---             -----
  Net Increase (Decrease)...................................      1               17              73               153
                                                                ===              ===             ===             =====
SERIES VI POLICIES
Units Issued................................................     28              150             658               963
Units Redeemed..............................................    (10)             (79)            (38)              (22)
                                                                ---              ---             ---             -----
  Net Increase (Decrease)...................................     18               71             620               941
                                                                ===              ===             ===             =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(h) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     Van Kampen UIF
        Emerging           Victory VIF
    Markets Equity--   Diversified Stock--
        Class II          Class A Shares
    ----------------   --------------------
    2005    2004(d)     2005      2004(h)
    ---------------------------------------
      90      109         181       202
      (4)      (6)         (9)      (18)
     ---      ---         ---       ---
      86      103         172       184
     ===      ===         ===       ===
       6       --           2        --
      --       --          --        --
     ---      ---         ---       ---
       6       --           2        --
     ===      ===         ===       ===
      96      230          99       107
     (12)     (33)         (2)       (1)
     ---      ---         ---       ---
      84      197          97       106
     ===      ===         ===       ===
     115      239          98       148
      (5)      (5)         (3)       (1)
     ---      ---         ---       ---
     110      234          95       147
     ===      ===         ===       ===
       8        6          10         1
      (1)      --          --        --
     ---      ---         ---       ---
       7        6          10         1
     ===      ===         ===       ===
     101      125          87        91
      (2)      (3)         --        --
     ---      ---         ---       ---
      99      122          87        91
     ===      ===         ===       ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2005 and December 31, 2004, 2003, 2002, 2001 and 2000:


                                                                              MainStay VP
                                                                      Basic Value--Initial Class
                                                       ---------------------------------------------------------
                                                        2005      2004      2003      2002      2001      2000
                                                       ---------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $34,619   $37,374   $34,701   $34,818   $44,680   $37,822
Units Outstanding..................................      3,136     3,342     3,407     4,314     4,211     3,356
Variable Accumulation Unit Value...................    $ 11.04   $ 11.18   $ 10.18   $  8.07   $ 10.61   $ 11.27
Total Return.......................................      (1.3%)     9.8%     26.2%    (23.9%)    (5.9%)     5.1%
Investment Income Ratio............................         --      1.0%      0.8%      0.6%      0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $   405   $   395   $   374   $   309   $   336   $   178
Units Outstanding..................................         40        38        40        41        34        17
Variable Accumulation Unit Value...................    $ 10.20   $ 10.34   $  9.43   $  7.49   $  9.86   $ 10.49
Total Return.......................................      (1.4%)     9.7%     26.0%    (24.0%)    (6.0%)     4.9%
Investment Income Ratio............................         --      1.0%      0.8%      0.6%      0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $11,817   $13,234   $11,630   $ 5,637   $ 4,231   $   147
Units Outstanding..................................      1,174     1,296     1,249       762       434        14
Variable Accumulation Unit Value...................    $ 10.07   $ 10.21   $  9.31   $  7.40   $  9.74   $ 10.37
Total Return.......................................      (1.4%)     9.6%     25.9%    (24.1%)    (6.1%)     3.7%
Investment Income Ratio............................         --      1.0%      1.0%      0.8%      1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 3,050   $ 3,137   $ 2,835   $   810   $    --   $    --
Units Outstanding..................................        280       284       281       101        --        --
Variable Accumulation Unit Value...................    $ 10.91   $ 11.06   $ 10.07   $  7.99   $    --   $    --
Total Return.......................................      (1.3%)     9.8%     26.1%    (20.1%)       --        --
Investment Income Ratio............................         --      1.0%      1.1%      2.5%        --

SERIES V POLICIES (e)
Net Assets.........................................    $   269   $   273   $    46   $    --   $    --   $    --
Units Outstanding..................................         19        19         3        --        --        --
Variable Accumulation Unit Value...................    $ 14.30   $ 14.52   $ 13.28   $    --   $    --   $    --
Total Return.......................................      (1.5%)     9.3%     32.8%        --        --        --
Investment Income Ratio............................         --      1.0%      1.8%        --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................................         --        --        --        --        --        --
Variable Accumulation Unit Value...................    $    --   $    --   $    --   $    --   $    --   $    --
Total Return.......................................         --        --        --        --        --        --
Investment Income Ratio............................         --        --        --        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                   MAINSTAY VP
                               BOND--INITIAL CLASS
          --------------------------------------------------------------
            2005       2004       2003       2002       2001      2000
          --------------------------------------------------------------
          $157,599   $165,678   $196,827   $216,196   $158,984   $85,728
             9,699     10,346     12,616     14,282     11,339     6,588
          $  16.25   $  16.01   $  15.60   $  15.14   $  14.02   $ 13.01
              1.5%       2.6%       3.1%       8.0%       7.8%      8.3%
                --       3.3%       3.7%       5.1%       6.4%

          $  1,224   $  1,250   $  1,536   $  2,094   $  1,100   $   167
                93         96        121        170         96        16
          $  13.18   $  13.00   $  12.68   $  12.32   $  11.43   $ 10.62
              1.4%       2.5%       2.9%       7.8%       7.6%      6.2%
                --       3.2%       3.3%       5.5%       6.1%

          $ 50,537   $ 53,616   $ 64,492   $ 42,745   $  7,920   $   188
             3,916      4,212      5,189      3,538        706        18
          $  12.90   $  12.73   $  12.43   $  12.08   $  11.21   $ 10.43
              1.4%       2.4%       2.9%       7.7%       7.5%      4.3%
                --       3.3%       4.2%       8.5%      13.3%

          $ 14,249   $ 14,522   $ 17,219   $  6,150   $     --   $    --
             1,234      1,276      1,552        571         --        --
          $  11.55   $  11.39   $  11.10   $  10.77   $     --   $    --
              1.4%       2.6%       3.0%       7.7%         --        --
                --       3.4%       4.8%      18.9%         --

          $    269   $    274   $    356   $    137   $     --   $    --
                24         25         33         13         --        --
          $  11.17   $  11.03   $  10.80   $  10.52   $     --   $    --
              1.2%       2.2%       2.6%       5.2%         --        --
                --       3.2%       4.5%      23.5%         --

          $     --   $     --   $     --   $     --   $     --   $    --
                --         --         --         --         --        --
          $     --   $     --   $     --   $     --   $     --   $    --
                --         --         --         --         --        --
                --         --         --         --         --


                                    MAINSTAY VP
                        CAPITAL APPRECIATION--INITIAL CLASS
          ---------------------------------------------------------------
            2005       2004       2003       2002       2001       2000
          ---------------------------------------------------------------
          $292,834   $338,179   $377,779   $330,249   $553,783   $748,887
            17,652     20,255     23,240     25,441     29,099     29,793
          $  16.59   $  16.70   $  16.26   $  12.98   $  19.03   $  25.14
             (0.6%)      2.7%      25.2%     (31.8%)    (24.3%)    (12.0%)
                --       0.2%       0.2%       0.1%       0.1%
          $    769   $    862   $    976   $    847   $  1,333   $  1,171
               124        138        160        174        186        123
          $   6.22   $   6.26   $   6.11   $   4.88   $   7.17   $   9.48
             (0.7%)      2.6%      25.0%     (31.9%)    (24.4%)     (5.2%)
                --       0.2%       0.2%       0.1%       0.1%
          $ 20,753   $ 23,810   $ 25,919   $ 13,383   $ 11,161   $  1,817
             3,660      4,168      4,651      3,001      1,704        210
          $   5.67   $   5.71   $   5.57   $   4.46   $   6.55   $   8.67
             (0.7%)      2.5%      25.0%     (31.9%)    (24.5%)    (13.3%)
                --       0.2%       0.3%       0.1%       0.2%
          $  8,258   $  8,988   $  8,812   $  2,958   $     --   $     --
               867        937        943        396         --         --
          $   9.53   $   9.59   $   9.34   $   7.46   $     --   $     --
             (0.7%)      2.7%      25.2%     (25.4%)        --         --
                --       0.2%       0.3%       0.5%         --
          $     60   $     58   $     60   $     14   $     --   $     --
                 5          5          5          1         --         --
          $  11.63   $  11.73   $  11.47   $   9.20   $     --   $     --
             (0.9%)      2.2%      24.7%      (8.0%)        --         --
                --       0.3%       0.3%       1.1%         --
          $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --
                --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MainStay VP
                                                                               Cash Management
                                                       ---------------------------------------------------------------
                                                         2005       2004       2003       2002       2001       2000
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $116,661   $125,022   $163,925   $263,444   $260,067   $164,643
Units Outstanding..................................      93,012    100,042    130,435    208,084    205,310    133,091
Variable Accumulation Unit Value...................    $   1.25   $   1.25   $   1.26   $   1.27   $   1.27   $   1.24
Total Return.......................................        0.4%      (0.6%)     (0.7%)     (0.1%)      2.4%       4.6%
Investment Income Ratio............................        2.2%       0.8%       0.7%       1.3%       3.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  4,506   $  3,728   $  3,796   $ 27,216   $ 16,214   $  4,180
Units Outstanding..................................       4,360      3,618      3,657     25,991     15,454      4,074
Variable Accumulation Unit Value...................    $   1.03   $   1.03   $   1.04   $   1.05   $   1.05   $   1.03
Total Return.......................................        0.3%      (0.7%)     (0.9%)     (0.2%)      2.3%       2.6%
Investment Income Ratio............................        2.2%       0.8%       0.7%       1.4%       3.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 42,418   $ 40,778   $ 50,236   $ 68,335   $ 31,624   $  2,635
Units Outstanding..................................      41,436     39,941     48,830     65,803     30,376      2,586
Variable Accumulation Unit Value...................    $   1.02   $   1.02   $   1.03   $   1.04   $   1.04   $   1.02
Total Return.......................................        0.3%      (0.8%)     (0.9%)     (0.3%)      2.1%       1.9%
Investment Income Ratio............................        2.2%       0.8%       0.7%       1.3%       3.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 19,623   $ 17,481   $ 16,441   $  4,942   $     --   $     --
Units Outstanding..................................      19,859     17,751     16,593      4,949         --         --
Variable Accumulation Unit Value...................    $   0.99   $   0.98   $   0.99   $   1.00   $     --   $     --
Total Return.......................................        0.3%      (0.6%)     (0.8%)     (0.1%)        --         --
Investment Income Ratio............................        2.2%       0.9%       0.6%       1.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  2,173   $  2,339   $  2,061   $    170   $     --   $     --
Units Outstanding..................................       2,224      2,397      2,091        170         --         --
Variable Accumulation Unit Value...................    $   0.98   $   0.98   $   0.99   $   1.00   $     --   $     --
Total Return.......................................        0.1%      (1.0%)     (1.2%)     (0.3%)        --         --
Investment Income Ratio............................        2.2%       0.8%       0.6%       1.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 11,874   $  9,581   $  2,868   $     --   $     --   $     --
Units Outstanding..................................      12,040      9,734      2,887         --         --         --
Variable Accumulation Unit Value...................    $   0.99   $   0.98   $   0.99   $     --   $     --   $     --
Total Return.......................................        0.2%      (0.9%)     (0.7%)        --         --         --
Investment Income Ratio............................        2.2%       1.0%       0.6%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              MAINSTAY VP                                      MAINSTAY VP
                      COMMON STOCK--INITIAL CLASS                       CONVERTIBLE--INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------
      2005       2004       2003       2002       2001       2000       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $244,519   $270,485   $278,265   $244,017   $359,198   $419,759   $147,149   $162,933   $169,402
      10,986     12,168     13,689     14,959     16,447     15,714      8,432      9,263     10,078
    $  22.26   $  22.23   $  20.33   $  16.31   $  21.84   $  26.71   $  17.45   $  17.59   $  16.81
        0.1%       9.4%      24.6%     (25.3%)    (18.2%)     (4.7%)     (0.8%)      4.6%      20.5%
          --       1.4%       1.0%       0.9%       0.7%                    --       1.8%       2.4%

    $    959   $  1,065   $  1,077   $  1,249   $  1,763   $  1,300   $  1,419   $  1,516   $  1,599
         124        137        152        219        230        139        144        153        168
    $   7.76   $   7.75   $   7.10   $   5.71   $   7.65   $   9.37   $   9.84   $   9.93   $   9.50
        0.1%       9.2%      24.4%     (25.4%)    (18.4%)     (6.3%)     (0.9%)      4.5%      20.4%
          --       1.4%       0.9%       0.9%       0.7%                    --       1.9%       2.0%

    $ 30,495   $ 32,680   $ 31,601   $ 21,125   $ 15,827   $  1,542   $ 34,938   $ 41,714   $ 41,469
       3,911      4,192      4,424      3,678      2,054        163      3,710      4,391      4,559
    $   7.80   $   7.80   $   7.14   $   5.74   $   7.70   $   9.44   $   9.42   $   9.50   $   9.10
          --       9.1%      24.4%     (25.5%)    (18.4%)     (5.6%)     (0.9%)      4.4%      20.3%
          --       1.4%       1.2%       1.2%       1.4%                    --       1.9%       2.8%

    $  9,164   $  9,421   $  8,754   $  2,967   $     --   $     --   $ 12,078   $ 12,704   $ 12,094
         832        856        870        367         --         --      1,042      1,087      1,083
    $  11.01   $  11.00   $  10.07   $   8.08   $     --   $     --   $  11.59   $  11.68   $  11.17
        0.1%       9.3%      24.6%     (19.2%)        --         --      (0.8%)      4.6%      20.5%
          --       1.4%       1.3%       4.6%         --                    --       1.9%       3.0%

    $    291   $    325   $    247   $     19   $     --   $     --   $    233   $    246   $    193
          24         26         22          2         --         --         18         19         15
    $  12.36   $  12.38   $  11.37   $   9.16   $     --   $     --   $  12.83   $  12.96   $  12.44
       (0.1%)      8.9%      24.1%      (8.4%)        --         --      (1.0%)      4.2%      20.0%
          --       1.6%       1.6%       6.0%         --                    --       2.0%       4.1%

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --         --                    --         --         --


              MAINSTAY VP
       CONVERTIBLE--INITIAL CLASS
     ------------------------------
       2002       2001       2000
     ------------------------------
     $132,023   $144,131   $125,337
        9,467      9,385      7,873
     $  13.95   $  15.36   $  15.92
        (9.2%)     (3.5%)     (6.3%)
         2.7%       3.8%
     $  1,651   $  1,733   $  1,356
          209        199        150
     $   7.89   $   8.71   $   9.04
        (9.3%)     (3.7%)     (9.6%)
         2.6%       3.9%
     $ 20,475   $  9,385   $    703
        2,708      1,125         81
     $   7.56   $   8.34   $   8.67
        (9.4%)     (3.8%)     (1.3%)
         4.0%       7.5%
     $  3,675   $     --   $     --
          396         --         --
     $   9.27   $     --   $     --
        (7.3%)        --         --
        11.7%         --
     $     13   $     --   $     --
            1         --         --
     $  10.37   $     --   $     --
         3.7%         --         --
        14.2%         --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                              MAINSTAY VP
                                                                    DEVELOPING GROWTH--INITIAL CLASS
                                                       ----------------------------------------------------------
                                                        2005      2004      2003       2002      2001      2000
                                                       ----------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $15,620   $24,385   $25,669   $ 17,566   $25,662   $29,808
Units Outstanding..................................      1,821     2,817     3,094      2,893     2,959     3,141
Variable Accumulation Unit Value...................    $  8.58   $  8.66   $  8.30   $   6.07   $  8.67   $  9.49
Total Return.......................................      (0.9%)     4.4%     36.6%     (30.0%)    (8.6%)   (20.2%)
Investment Income Ratio............................         --        --        --         --        --

SERIES II POLICIES (b)
Net Assets.........................................    $   160   $   174   $   225   $    109   $    52   $    85
Units Outstanding..................................         20        21        28         19         6         9
Variable Accumulation Unit Value...................    $  8.20   $  8.28   $  7.95   $   5.83   $  8.33   $  9.13
Total Return.......................................      (1.0%)     4.2%     36.4%     (30.1%)    (8.8%)    (8.7%)
Investment Income Ratio............................         --        --        --         --        --

SERIES III POLICIES (c)
Net Assets.........................................    $ 5,071   $ 5,538   $ 5,667   $  1,601   $   906   $    40
Units Outstanding..................................        616       666       710        273       108         4
Variable Accumulation Unit Value...................    $  8.23   $  8.32   $  7.99   $   5.86   $  8.38   $  9.19
Total Return.......................................      (1.0%)     4.2%     36.3%     (30.1%)    (8.8%)    (8.1%)
Investment Income Ratio............................         --        --        --         --        --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 1,495   $ 1,530   $ 1,394   $    321   $    --   $    --
Units Outstanding..................................        137       139       132         42        --        --
Variable Accumulation Unit Value...................    $ 10.89   $ 11.00   $ 10.54   $   7.72   $    --   $    --
Total Return.......................................      (0.9%)     4.3%     36.5%     (22.8%)       --        --
Investment Income Ratio............................         --        --        --         --        --

SERIES V POLICIES (e)
Net Assets.........................................    $    14   $    14   $     8   $     --   $    --   $    --
Units Outstanding..................................          1         1         1         --        --        --
Variable Accumulation Unit Value...................    $ 13.49   $ 13.64   $ 13.13   $     --   $    --   $    --
Total Return.......................................      (1.1%)     3.9%     31.3%         --        --        --
Investment Income Ratio............................         --        --        --         --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $    --   $     --   $    --   $    --
Units Outstanding..................................         --        --        --         --        --        --
Variable Accumulation Unit Value...................    $    --   $    --   $    --   $     --   $    --   $    --
Total Return.......................................         --        --        --         --        --        --
Investment Income Ratio............................         --        --        --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                             MAINSTAY VP                                                     MAINSTAY VP
                      GOVERNMENT--INITIAL CLASS                                         GROWTH--INITIAL CLASS
    --------------------------------------------------------------   ------------------------------------------------------------
      2005       2004       2003       2002       2001      2000      2005      2004      2003       2002       2001       2000
    -----------------------------------------------------------------------------------------------------------------------------
    $116,909   $127,522   $169,701   $230,480   $115,641   $59,775   $64,368   $79,285   $97,271   $ 82,525   $132,751   $157,719
       7,432      8,248     11,183     15,260      8,293     4,508     5,674     6,615     7,818      8,375      9,537      9,323
    $  15.73   $  15.46   $  15.17   $  15.10   $  13.94   $ 13.26   $ 11.35   $ 11.98   $ 12.44   $   9.85   $  13.92   $  16.92
        1.7%       1.9%       0.5%       8.3%       5.1%     10.7%     (5.3%)    (3.7%)    26.3%     (29.2%)    (17.7%)    (11.2%)
          --       3.7%       3.6%       4.1%       5.4%                  --      0.2%      0.2%       0.1%         --

    $  1,211   $  1,442   $  1,957   $  3,456   $  1,420   $   281   $   434   $   473   $   633   $    479   $    537   $    528
          97        117        162        287        128        27        69        71        91         87         69         55
    $  12.49   $  12.28   $  12.07   $  12.04   $  11.13   $ 10.60   $  6.33   $  6.70   $  6.96   $   5.52   $   7.81   $   9.51
        1.7%       1.7%       0.3%       8.2%       5.0%      6.0%     (5.4%)    (3.8%)    26.1%     (29.3%)    (17.9%)     (4.9%)
          --       3.7%       2.9%       4.5%       5.5%                  --      0.2%      0.2%       0.1%         --

    $ 43,603   $ 46,405   $ 59,899   $ 45,740   $  8,792   $    47   $10,835   $13,389   $16,377   $  8,998   $  9,015   $  1,686
       3,534      3,823      5,017      3,842        798         5     2,005     2,343     2,754      1,907      1,350        207
    $  12.34   $  12.14   $  11.94   $  11.91   $  11.01   $ 10.49   $  5.40   $  5.72   $  5.95   $   4.72   $   6.68   $   8.13
        1.6%       1.7%       0.3%       8.1%       5.0%      5.0%     (5.4%)    (3.9%)    26.0%     (29.4%)    (17.8%)    (18.7%)
          --       3.7%       4.2%       6.0%      10.7%                  --      0.2%      0.2%       0.1%         --

    $ 12,966   $ 13,857   $ 17,692   $  9,291   $     --   $    --   $ 2,981   $ 3,497   $ 3,610   $  1,117   $     --   $     --
       1,161      1,262      1,641        865         --        --       328       364       362        141         --         --
    $  11.17   $  10.98   $  10.78   $  10.74   $     --   $    --   $  9.08   $  9.60   $  9.97   $   7.90   $     --   $     --
        1.7%       1.8%       0.4%       7.4%         --        --     (5.4%)    (3.7%)    26.2%     (21.0%)        --         --
          --       3.7%       4.4%      13.1%         --                  --      0.2%      0.2%       0.3%         --

    $    320   $    361   $    508   $    168   $     --   $    --   $    75   $    77   $    48   $     --   $     --   $     --
          30         34         48         16         --        --         7         7         4         --         --         --
    $  10.84   $  10.68   $  10.52   $  10.52   $     --   $    --   $ 10.94   $ 11.58   $ 12.08   $   9.60   $     --   $     --
        1.5%       1.4%         --       5.2%         --        --     (5.6%)    (4.1%)    25.8%      (4.0%)        --         --
          --       2.7%       5.0%      15.1%         --                  --      0.3%      0.3%         --         --

    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --        --        --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --        --        --         --         --         --
          --         --         --         --         --                  --        --        --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                 MAINSTAY VP
                                                                                 HIGH YIELD
                                                                        CORPORATE BOND--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2005       2004       2003       2002       2001       2000
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $577,519   $623,762   $617,551   $417,268   $426,004   $374,764
Units Outstanding..................................      25,616     27,478     30,240     27,478     28,228     25,693
Variable Accumulation Unit Value...................    $  22.55   $  22.70   $  20.42   $  15.19   $  15.09   $  14.59
Total Return.......................................       (0.7%)     11.2%      34.5%       0.6%       3.4%      (7.2%)
Investment Income Ratio............................          --       6.9%       8.0%      10.4%      12.1%

SERIES II POLICIES (b)
Net Assets.........................................    $  3,957   $  5,698   $  4,851   $  2,462   $  1,428   $    793
Units Outstanding                                           277        396        375        255        149         85
Variable Accumulation Unit Value...................    $  14.27   $  14.38   $  12.95   $   9.65   $   9.60   $   9.29
Total Return.......................................       (0.8%)     11.0%      34.3%       0.5%       3.3%      (7.1%)
Investment Income Ratio............................          --       7.5%       9.3%      15.7%      14.2%

SERIES III POLICIES (c)
Net Assets.........................................    $111,133   $124,365   $118,930   $ 43,111   $ 15,118   $    498
Units Outstanding..................................       7,933      8,808      9,345      4,546      1,601         54
Variable Accumulation Unit Value...................    $  14.01   $  14.12   $  12.73   $   9.48   $   9.44   $   9.15
Total Return.......................................       (0.8%)     10.9%      34.2%       0.4%       3.2%      (8.5%)
Investment Income Ratio............................          --       7.2%       9.3%      17.1%      28.7%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 39,993   $ 42,153   $ 35,842   $  7,503   $     --   $     --
Units Outstanding..................................       2,790      2,920      2,759        776         --         --
Variable Accumulation Unit Value...................    $  14.33   $  14.44   $  12.99   $   9.67   $     --   $     --
Total Return.......................................       (0.7%)     11.1%      34.4%      (3.3%)        --         --
Investment Income Ratio............................          --       7.5%      10.4%      44.0%

SERIES V POLICIES (e)
Net Assets.........................................    $  1,228   $  1,399   $  1,542   $     66   $     --   $     --
Units Outstanding..................................          81         92        112          6         --         --
Variable Accumulation Unit Value...................    $  15.08   $  15.22   $  13.75   $  10.27   $     --   $     --
Total Return.......................................       (0.9%)     10.7%      33.9%       2.7%         --         --
Investment Income Ratio............................          --       8.8%      11.9%      50.4%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                            MAINSTAY VP                                                   MAINSTAY VP
                   INCOME & GROWTH--INITIAL CLASS                             INTERNATIONAL EQUITY--INITIAL CLASS
    ------------------------------------------------------------   ---------------------------------------------------------
     2005      2004      2003       2002       2001       2000      2005      2004      2003      2002      2001      2000
    ------------------------------------------------------------------------------------------------------------------------
    $44,355   $46,438   $44,045   $ 43,336   $ 55,929   $ 60,445   $60,997   $52,910   $34,845   $23,569   $19,878   $23,737
      3,977     4,151     4,374      5,461      5,593      5,454     3,409     2,925     2,229     1,933     1,537     1,556
    $ 11.15   $ 11.19   $ 10.07   $   7.94   $  10.00   $  11.08   $ 17.89   $ 18.09   $ 15.63   $ 12.19   $ 12.94   $ 15.26
      (0.3%)    11.1%     26.9%     (20.6%)     (9.8%)    (12.0%)    (1.1%)    15.7%     28.2%     (5.7%)   (15.2%)   (19.2%)
         --      1.7%      1.4%       1.1%       0.8%                   --      1.1%      2.1%      1.5%      1.4%

    $   321   $   316   $   309   $    213   $     71   $    154   $   586   $   577   $   425   $   257   $   254   $   169
         35        34        37         32          9         17        54        52        45        34        32        18
    $  9.20   $  9.24   $  8.33   $   6.57   $   8.29   $   9.21   $ 10.90   $ 11.02   $  9.54   $  7.45   $  7.92   $  9.35
      (0.4%)    10.9%     26.7%     (20.8%)    (10.0%)     (7.9%)    (1.2%)    15.5%     28.0%     (5.9%)   (15.3%)    (6.5%)
         --      1.7%      1.6%       1.8%       0.9%                   --      0.9%      0.4%      0.2%      0.6%

    $ 8,660   $ 8,690   $ 7,574   $  3,274   $  1,388   $    218   $17,504   $15,214   $10,625   $ 3,599   $ 1,063   $   111
        960       959       927        507        170         24     1,603     1,377     1,110       481       134        12
    $  9.02   $  9.06   $  8.17   $   6.45   $   8.15   $   9.05   $ 10.92   $ 11.05   $  9.57   $  7.48   $  7.95   $  9.40
      (0.4%)    10.9%     26.7%     (20.8%)     (9.9%)     (9.5%)    (1.2%)    15.5%     27.9%     (5.9%)   (15.4%)    (6.0%)
         --      1.8%      1.8%       1.7%       1.6%                   --      1.1%      2.3%      2.5%      1.8%

    $ 2,462   $ 2,452   $ 2,018   $    529   $     --   $     --   $ 5,202   $ 4,582   $ 3,285   $   707   $    --   $    --
        215       214       195         65         --         --       402       351       291        80        --        --
    $ 11.44   $ 11.48   $ 10.34   $   8.15   $     --   $     --   $ 12.93   $ 13.07   $ 11.30   $  8.82   $    --   $    --
      (0.3%)    11.0%     26.8%     (18.5%)        --         --     (1.1%)    15.7%     28.1%    (11.8%)       --        --
         --      1.8%      1.9%       6.2%         --                   --      1.0%      2.6%      5.9%        --

    $    64   $    12   $     1   $     --   $     --   $     --   $   349   $   375   $    62   $    14   $    --   $    --
          5         1        --         --         --         --        25        26         5         1        --        --
    $ 12.58   $ 12.65   $ 11.44   $     --   $     --   $     --   $ 14.20   $ 14.39   $ 12.49   $  9.79   $    --   $    --
      (0.5%)    10.6%     14.4%         --         --         --     (1.3%)    15.2%     27.6%     (2.1%)       --        --
         --      1.1%      4.2%         --         --                   --      1.4%      2.1%      6.6%        --

    $    --   $    --   $    --   $     --   $     --   $     --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --         --         --         --        --        --        --        --        --        --
    $    --   $    --   $    --   $     --   $     --   $     --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --         --         --         --        --        --        --        --        --        --
         --        --        --         --         --                   --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         MainStay VP
                                                                 Mid Cap Core--Initial Class
                                                       -----------------------------------------------
                                                        2005      2004      2003      2002      2001
                                                       -----------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $41,350   $38,315   $24,078   $15,024   $ 6,859
Units Outstanding..................................      3,034     2,964     2,245     1,872       734
Variable Accumulation Unit Value...................    $ 13.63   $ 12.92   $ 10.73   $  8.03   $  9.35
Total Return.......................................       5.5%     20.5%     33.6%    (14.1%)    (6.5%)
Investment Income Ratio............................         --      0.6%      0.5%      0.4%      0.4%

SERIES II POLICIES (b)
Net Assets.........................................    $   168   $   155   $   170   $    69   $    --
Units Outstanding..................................         11        11        15         8        --
Variable Accumulation Unit Value...................    $ 14.68   $ 13.93   $ 11.57   $  8.67   $    --
Total Return.......................................       5.4%     20.3%     33.4%    (13.3%)       --
Investment Income Ratio............................         --      0.4%      0.5%      0.5%        --

SERIES III POLICIES (c)
Net Assets.........................................    $17,770   $15,820   $11,573   $ 3,510   $   241
Units Outstanding..................................      1,260     1,182     1,040       420        25
Variable Accumulation Unit Value...................    $ 14.10   $ 13.39   $ 11.13   $  8.35   $  9.74
Total Return.......................................       5.4%     20.3%     33.3%    (14.3%)    (2.6%)
Investment Income Ratio............................         --      0.5%      0.6%      0.7%      1.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 6,150   $ 5,835   $ 4,278   $ 1,240   $    --
Units Outstanding..................................        445       445       393       152        --
Variable Accumulation Unit Value...................    $ 13.81   $ 13.10   $ 10.88   $  8.14   $    --
Total Return.......................................       5.4%     20.4%     33.5%    (18.6%)       --
Investment Income Ratio............................         --      0.5%      0.5%      1.0%        --

SERIES V POLICIES (e)
Net Assets.........................................    $    25   $    24   $    45   $    10   $    --
Units Outstanding..................................          2         2         4         1        --
Variable Accumulation Unit Value...................    $ 16.28   $ 15.47   $ 12.90   $  9.70   $    --
Total Return.......................................       5.2%     20.0%     33.0%     (3.0%)       --
Investment Income Ratio............................         --      0.3%      0.6%      1.1%        --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $    --   $    --   $    --
Units Outstanding..................................         --        --        --        --        --
Variable Accumulation Unit Value...................    $    --   $    --   $    --   $    --   $    --
Total Return.......................................         --        --        --        --        --
Investment Income Ratio............................         --        --        --        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                           MAINSTAY VP                                       MAINSTAY VP
                  MID CAP GROWTH--INITIAL CLASS                     MID CAP VALUE--INITIAL CLASS
          ----------------------------------------------   -----------------------------------------------
           2005      2004      2003      2002      2001     2005      2004      2003      2002      2001
          ------------------------------------------------------------------------------------------------
          $56,190   $54,207   $36,546   $11,317   $7,773   $96,169   $89,742   $65,297   $44,528   $17,502
            4,837     4,905     3,998     1,768      855     7,857     7,353     6,201     5,378     1,781
          $ 11.62   $ 11.05   $  9.14   $  6.40   $ 9.09   $ 12.24   $ 12.20   $ 10.53   $  8.28   $  9.83
             5.1%     20.9%     42.8%    (29.6%)   (9.1%)     0.3%     15.9%     27.2%    (15.8%)    (1.7%)
               --        --        --        --       --        --      0.9%      1.1%      1.3%      1.6%

          $   313   $   292   $   198   $   142   $   55   $   756   $   807   $   678   $   549   $   109
               21        21        17        17        5        62        67        65        67        11
          $ 14.81   $ 14.10   $ 11.68   $  8.19   $11.65   $ 12.12   $ 12.10   $ 10.45   $  8.23   $  9.78
             5.0%     20.7%     42.6%    (29.7%)   16.5%      0.2%     15.7%     27.0%    (15.9%)    (2.2%)
               --        --        --        --       --        --      0.9%      1.0%      1.6%      2.4%

          $23,396   $22,005   $17,706   $ 3,961   $  365   $44,434   $40,034   $30,861   $15,132   $ 1,409
            1,982     1,958     1,901       606       39     3,606     3,255     2,903     1,806       141
          $ 11.80   $ 11.24   $  9.32   $  6.54   $ 9.30   $ 12.32   $ 12.30   $ 10.63   $  8.38   $  9.96
             5.0%     20.7%     42.5%    (29.7%)   (7.0%)     0.2%     15.7%     26.9%    (15.9%)    (0.4%)
               --        --        --        --       --        --      0.9%      1.2%      2.1%      3.2%

          $ 8,478   $ 7,944   $ 5,924   $ 1,392   $   --   $13,956   $13,799   $11,463   $ 3,414   $    --
              667       657       592       199       --     1,168     1,158     1,114       422        --
          $ 12.71   $ 12.09   $ 10.01   $  7.01   $   --   $ 11.95   $ 11.92   $ 10.29   $  8.09   $    --
             5.1%     20.8%     42.7%    (29.9%)      --      0.3%     15.9%     27.1%    (19.1%)       --
               --        --        --        --       --        --      0.9%      1.3%      3.9%        --

          $   118   $   106   $   107   $    15   $   --   $   394   $   378   $   302   $   113   $    --
                6         6         7         2       --        33        32        29        14        --
          $ 18.30   $ 17.45   $ 14.50   $ 10.20   $   --   $ 11.98   $ 11.97   $ 10.37   $  8.19   $    --
             4.9%     20.4%     42.1%      2.0%       --      0.1%     15.4%     26.6%    (18.1%)       --
               --        --        --        --       --        --      0.8%      1.2%      3.5%        --

          $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
               --        --        --        --       --        --        --        --        --        --
          $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
               --        --        --        --       --        --        --        --        --        --
               --        --        --        --       --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                        S&P 500 INDEX--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2005       2004       2003       2002       2001       2000
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $484,818   $533,383   $535,415   $447,495   $647,391   $755,167
Units Outstanding..................................      21,818     23,603     25,814     27,274     30,265     30,595
Variable Accumulation Unit Value...................    $  22.22   $  22.60   $  20.74   $  16.41   $  21.39   $  24.68
Total Return.......................................       (1.7%)      9.0%      26.4%     (23.3%)    (13.3%)    (10.6%)
Investment Income Ratio............................          --       1.5%       1.4%       1.2%       1.0%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,679   $  1,797   $  1,788   $  1,559   $  1,826   $  1,266
Units Outstanding..................................         200        210        227        250        224        135
Variable Accumulation Unit Value...................    $   8.41   $   8.56   $   7.87   $   6.23   $   8.14   $   9.40
Total Return.......................................       (1.7%)      8.8%      26.2%     (23.4%)    (13.4%)     (6.0%)
Investment Income Ratio............................          --       1.5%       1.3%       1.4%       1.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 70,568   $ 76,899   $ 70,812   $ 37,642   $ 16,799   $  1,988
Units Outstanding..................................       8,633      9,241      9,253      6,206      2,120        217
Variable Accumulation Unit Value...................    $   8.17   $   8.32   $   7.65   $   6.07   $   7.92   $   9.16
Total Return.......................................       (1.8%)      8.7%      26.2%     (23.5%)    (13.5%)     (8.4%)
Investment Income Ratio............................          --       1.5%       1.6%       1.8%       2.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 21,222   $ 21,843   $ 19,067   $  5,417   $     --   $     --
Units Outstanding..................................       1,912      1,935      1,839        660         --         --
Variable Accumulation Unit Value...................    $  11.10   $  11.29   $  10.37   $   8.20   $     --   $     --
Total Return.......................................       (1.7%)      8.9%      26.4%     (18.0%)        --         --
Investment Income Ratio............................          --       1.6%       1.8%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    352   $    414   $    264   $     76   $     --   $     --
Units Outstanding..................................          27         31         21          8         --         --
Variable Accumulation Unit Value...................    $  13.18   $  13.43   $  12.39   $   9.84   $     --   $     --
Total Return.......................................       (1.9%)      8.5%      25.8%      (1.6%)        --         --
Investment Income Ratio............................          --       1.6%       1.7%       8.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP                                               MAINSTAY VP
            SMALL CAP GROWTH--INITIAL CLASS                             TOTAL RETURN--INITIAL CLASS
    -----------------------------------------------   ---------------------------------------------------------------
     2005      2004      2003      2002      2001       2005       2004       2003       2002       2001       2000
    -----------------------------------------------------------------------------------------------------------------
    $39,304   $45,369   $40,155   $17,889   $12,197   $193,440   $216,659   $233,917   $213,473   $296,704   $338,661
      3,793     4,375     4,177     2,600     1,286     10,745     12,145     13,754     14,813     16,939     17,027
    $ 10.36   $ 10.37   $  9.61   $  6.88   $  9.48   $  18.00   $  17.84   $  17.01   $  14.41   $  17.52   $  19.89
      (0.1%)     7.9%     39.7%    (27.4%)    (5.2%)      0.9%       4.9%      18.0%     (17.7%)    (11.9%)     (5.7%)
         --        --        --        --        --         --       1.6%       1.9%       2.3%       2.5%

    $   447   $   449   $   426   $   267   $   268   $    558   $    724   $  1,895   $  1,847   $  2,444   $  2,730
         42        42        43        38        28         67         88        242        278        302        297
    $ 10.61   $ 10.63   $  9.86   $  7.07   $  9.76   $   8.27   $   8.20   $   7.83   $   6.64   $   8.09   $   9.20
      (0.2%)     7.7%     39.5%    (27.5%)    (2.4%)      0.8%       4.7%      17.8%     (17.8%)    (12.1%)     (8.0%)
         --        --        --        --        --         --       1.0%       1.7%       2.4%       3.1%

    $17,394   $18,573   $17,970   $ 5,362   $   786   $ 19,470   $ 21,718   $ 21,510   $ 11,221   $  5,557   $    495
      1,692     1,804     1,879       782        83      2,460      2,767      2,868      1,762        717         56
    $ 10.28   $ 10.30   $  9.56   $  6.86   $  9.47   $   7.91   $   7.85   $   7.50   $   6.37   $   7.75   $   8.82
      (0.2%)     7.7%     39.4%    (27.6%)    (5.3%)      0.8%       4.7%      17.8%     (17.9%)    (12.1%)    (11.8%)
         --        --        --        --        --         --       1.7%       2.3%       3.6%       5.2%

    $ 7,752   $ 8,101   $ 7,514   $ 1,798   $    --   $  6,610   $  6,866   $  6,662   $  2,063   $     --   $     --
        695       726       726       243        --        607        636        647        236         --         --
    $ 11.15   $ 11.16   $ 10.35   $  7.41   $    --   $  10.89   $  10.79   $  10.29   $   8.73   $     --   $     --
      (0.1%)     7.8%     39.7%    (25.9%)       --       0.9%       4.8%      18.0%     (12.7%)        --         --
         --        --        --        --        --         --       1.7%       2.6%      11.3%         --

    $   105   $   130   $   126   $    14   $    --   $    328   $    351   $    305   $     12   $     --   $     --
          8        10        11         2        --         27         29         26          1         --         --
    $ 12.37   $ 12.41   $ 11.55   $  8.31   $    --   $  12.27   $  12.19   $  11.67   $   9.93   $     --   $     --
      (0.3%)     7.4%     39.1%    (16.9%)       --       0.7%       4.4%      17.5%      (0.7%)        --         --
         --        --        --        --        --         --       1.8%       3.1%      23.1%         --

    $    --   $    --   $    --   $    --   $    --   $     --   $     --   $     --   $     --   $     --   $     --
         --        --        --        --        --         --         --         --         --         --         --
    $    --   $    --   $    --   $    --   $    --   $     --   $     --   $     --   $     --   $     --   $     --
         --        --        --        --        --         --         --         --         --         --         --
         --        --        --        --        --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                            VALUE--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2005       2004       2003       2002       2001       2000
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $192,225   $205,052   $202,324   $169,824   $213,977   $168,711
Units Outstanding..................................       9,538     10,255     11,104     11,706     11,482      8,963
Variable Accumulation Unit Value...................    $  20.15   $  19.99   $  18.22   $  14.51   $  18.64   $  18.82
Total Return.......................................        0.8%       9.7%      25.6%     (22.2%)     (1.0%)     11.3%
Investment Income Ratio............................          --       1.1%       1.6%       1.4%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $    979   $  1,017   $  1,072   $    903   $    802   $    239
Units Outstanding..................................          83         87        101        106         73         22
Variable Accumulation Unit Value...................    $  11.75   $  11.66   $  10.64   $   8.49   $  10.92   $  11.04
Total Return.......................................        0.7%       9.6%      25.4%     (22.3%)     (1.1%)     10.4%
Investment Income Ratio............................          --       1.1%       1.6%       1.5%       2.2%

SERIES III POLICIES (c)
Net Assets.........................................    $ 39,936   $ 40,492   $ 36,811   $ 22,026   $ 10,836   $     69
Units Outstanding..................................       3,560      3,635      3,619      2,714      1,037          7
Variable Accumulation Unit Value...................    $  11.22   $  11.14   $  10.17   $   8.11   $  10.44   $  10.57
Total Return.......................................        0.7%       9.5%      25.4%     (22.3%)     (1.2%)      5.7%
Investment Income Ratio............................          --       1.2%       1.8%       2.1%       3.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 11,625   $ 11,987   $ 11,041   $  3,870   $     --   $     --
Units Outstanding..................................       1,093      1,135      1,147        505         --         --
Variable Accumulation Unit Value...................    $  10.64   $  10.56   $   9.63   $   7.67   $     --   $     --
Total Return.......................................        0.8%       9.7%      25.5%     (23.3%)        --         --
Investment Income Ratio............................          --       1.2%       1.9%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    221   $    234   $    230   $     50   $     --   $     --
Units Outstanding..................................          19         21         22          6         --         --
Variable Accumulation Unit Value...................    $  11.46   $  11.40   $  10.43   $   8.34   $     --   $     --
Total Return.......................................        0.6%       9.2%      25.0%     (16.6%)        --         --
Investment Income Ratio............................          --       1.1%       2.0%       8.9%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                               ALGER AMERICAN                                           AMSOUTH
                           SMALL CAPITALIZATION--                                      ENHANCED
                               CLASS O SHARES                                         MARKET FUND
          ---------------------------------------------------------   -------------------------------------------
           2005      2004      2003      2002      2001      2000      2005     2004     2003     2002     2001
          -------------------------------------------------------------------------------------------------------
          $61,769   $64,616   $60,347   $44,207   $66,445   $93,083   $   --   $   --   $   --   $   --   $    --
            6,065     6,515     6,994     7,192     7,864     7,657       --       --       --       --        --
          $ 10.18   $  9.92   $  8.63   $  6.15   $  8.45   $ 12.16   $   --   $   --   $   --   $   --   $    --
             2.7%     15.0%     40.4%    (27.3%)   (30.5%)   (28.2%)      --       --       --       --        --
               --        --        --        --      0.1%                 --       --       --       --        --

          $   437   $   442   $   418   $   417   $   514   $   588   $   --   $   --   $   --   $   --   $    --
               61        64        69        97        87        69       --       --       --       --        --
          $  7.12   $  6.94   $  6.05   $  4.31   $  5.94   $  8.56   $   --   $   --   $   --   $   --   $    --
             2.6%     14.8%     40.2%    (27.4%)   (30.6%)   (14.4%)      --       --       --       --        --
               --        --        --        --        --                 --       --       --       --        --

          $11,307   $12,381   $10,455   $ 5,200   $ 5,162   $ 1,125   $2,540   $2,576   $2,415   $1,562   $ 1,112
            1,714     1,925     1,865     1,299       936       142      283      288      293      239       127
          $  6.60   $  6.43   $  5.61   $  4.00   $  5.51   $  7.95   $ 8.96   $ 8.94   $ 8.24   $ 6.53   $  8.75
             2.6%     14.7%     40.1%    (27.4%)   (30.7%)   (20.5%)    0.3%     8.5%    26.2%    25.4%    (12.5%)
               --        --        --        --        --               1.0%     0.9%     0.8%     0.5%      0.1%

          $ 2,449   $ 2,438   $ 2,010   $   376   $    --   $    --   $   --   $   --   $   --   $   --   $    --
              181       185       175        46        --        --       --       --       --       --        --
          $ 13.55   $ 13.20   $ 11.49   $  8.19   $    --   $    --   $   --   $   --   $   --   $   --   $    --
             2.7%     14.9%     40.3%    (18.1%)       --        --       --       --       --       --        --
               --        --        --        --        --                 --       --       --       --        --

          $   131   $   147   $    54   $    --   $    --   $    --   $   --   $   --   $   --   $   --   $    --
                8         9         4        --        --        --       --       --       --       --        --
          $ 15.85   $ 15.47   $ 13.52   $    --   $    --   $    --   $   --   $   --   $   --   $   --   $    --
             2.5%     14.4%     35.2%        --        --        --       --       --       --       --        --
               --        --        --        --        --                 --       --       --       --        --

          $    --   $    --   $    --   $    --   $    --   $    --   $  480   $  415   $  133   $   --   $    --
               --        --        --        --        --        --       39       34       12       --        --
          $    --   $    --   $    --   $    --   $    --   $    --   $12.25   $12.23   $11.29   $   --   $    --
               --        --        --        --        --        --     0.2%     8.4%    12.9%       --        --
               --        --        --        --        --               1.1%     1.1%     1.1%       --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         AMSOUTH
                                                                      INTERNATIONAL
                                                                       EQUITY FUND
                                                       --------------------------------------------
                                                        2005     2004     2003     2002      2001
                                                       --------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $   --   $   --   $   --   $    --   $    --
Units Outstanding..................................        --       --       --        --        --
Variable Accumulation Unit Value...................    $   --   $   --   $   --   $    --   $    --
Total Return.......................................        --       --       --        --        --
Investment Income Ratio............................        --       --       --        --        --

SERIES II POLICIES (b)
Net Assets.........................................    $   --   $   --   $   --   $    --   $    --
Units Outstanding..................................        --       --       --        --        --
Variable Accumulation Unit Value...................    $   --   $   --   $   --   $    --   $    --
Total Return.......................................        --       --       --        --        --
Investment Income Ratio............................        --       --       --        --        --

SERIES III POLICIES (c)
Net Assets.........................................    $  565   $  558   $  361   $   139   $   116
Units Outstanding..................................        46       44       36        21        14
Variable Accumulation Unit Value...................    $12.26   $12.65   $10.16   $  6.71   $  8.16
Total Return.......................................     (3.1%)   24.5%    51.3%    (17.7%)   (18.4%)
Investment Income Ratio............................        --       --     0.9%      0.3%        --

SERIES IV POLICIES (d)
Net Assets.........................................    $   --   $   --   $   --   $    --   $    --
Units Outstanding..................................        --       --       --        --        --
Variable Accumulation Unit Value...................    $   --   $   --   $   --   $    --   $    --
Total Return.......................................        --       --       --        --        --
Investment Income Ratio............................        --       --       --        --        --

SERIES V POLICIES (e)
Net Assets.........................................    $   --   $   --   $   --   $    --   $    --
Units Outstanding..................................        --       --       --        --        --
Variable Accumulation Unit Value...................    $   --   $   --   $   --   $    --   $    --
Total Return.......................................        --       --       --        --        --
Investment Income Ratio............................        --       --       --        --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $  188   $  194   $   32   $    --   $    --
Units Outstanding..................................        12       12        3        --        --
Variable Accumulation Unit Value...................    $15.16   $15.65   $12.59   $    --   $    --
Total Return.......................................     (3.1%)   24.3%    25.9%        --        --
Investment Income Ratio............................        --       --     3.1%        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                            AMSOUTH                                         AMSOUTH
                         LARGE CAP FUND                                   MID CAP FUND
          --------------------------------------------   ----------------------------------------------
           2005     2004     2003     2002      2001      2005     2004      2003      2002      2001
          ---------------------------------------------------------------------------------------------
          $   --   $   --   $   --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
              --       --       --        --        --       --        --        --        --        --
          $   --   $   --   $   --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
              --       --       --        --        --       --        --        --        --        --
              --       --       --        --        --       --        --        --        --        --

          $   --   $   --   $   --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
              --       --       --        --        --       --        --        --        --        --
          $   --   $   --   $   --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
              --       --       --        --        --       --        --        --        --        --
              --       --       --        --        --       --        --        --        --        --

          $3,621   $3,896   $3,889   $ 2,526   $ 1,883   $1,860   $ 1,695   $ 1,412   $   826   $   515
             439      460      478       385       216      212       199       189       146        70
          $ 8.25   $ 8.46   $ 8.13   $  6.57   $  8.72   $ 8.79   $  8.50   $  7.48   $  5.66   $  7.38
           (2.5%)    4.1%    23.8%    (24.7%)   (12.8%)    3.4%     13.7%     32.0%    (23.2%)   (26.2%)
            0.2%     0.3%     0.2%      0.2%        --     0.4%        --        --        --        --

          $   --   $   --   $   --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
              --       --       --        --        --       --        --        --        --        --
          $   --   $   --   $   --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
              --       --       --        --        --       --        --        --        --        --
              --       --       --        --        --       --        --        --        --        --

          $   --   $   --   $   --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
              --       --       --        --        --       --        --        --        --        --
          $   --   $   --   $   --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
              --       --       --        --        --       --        --        --        --        --
              --       --       --        --        --       --        --        --        --        --

          $  709   $  561   $  134   $    --   $    --   $  304   $   272   $    86   $    --   $    --
              64       49       12        --        --       22        20         7        --        --
          $11.12   $11.42   $10.99   $    --   $    --   $13.82   $ 13.37   $ 11.78   $    --   $    --
           (2.6%)    3.9%     9.9%        --        --     3.4%     13.5%     17.8%        --        --
            0.2%     0.4%     0.4%        --        --     0.4%        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                CALVERT
                                                                                SOCIAL
                                                                               BALANCED
                                                       ---------------------------------------------------------
                                                        2005      2004      2003      2002      2001      2000
                                                       ---------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $29,113   $30,071   $27,683   $23,139   $27,380   $26,540
Units Outstanding..................................      1,616     1,684     1,655     1,627     1,668     1,484
Variable Accumulation Unit Value...................    $ 18.01   $ 17.86   $ 16.73   $ 14.22   $ 16.41   $ 17.89
Total Return.......................................       0.8%      6.8%     17.7%    (13.4%)    (8.3%)    (4.5%)
Investment Income Ratio............................         --      1.7%      2.0%      2.7%      3.9%

SERIES II POLICIES (b)
Net Assets.........................................    $   139   $   157   $   125   $   111   $    98   $   103
Units Outstanding..................................         15        17        14        15        11        11
Variable Accumulation Unit Value...................    $  9.36   $  9.29   $  8.71   $  7.42   $  8.57   $  9.36
Total Return.......................................       0.8%      6.6%     17.5%    (13.5%)    (8.4%)    (6.4%)
Investment Income Ratio............................         --      1.6%      1.8%      3.1%      3.6%

SERIES III POLICIES (c)
Net Assets.........................................    $10,424   $10,514   $ 8,419   $ 3,779   $ 1,957   $   177
Units Outstanding..................................      1,148     1,166       995       524       235        19
Variable Accumulation Unit Value...................    $  9.08   $  9.02   $  8.46   $  7.21   $  8.34   $  9.10
Total Return.......................................       0.7%      6.5%     17.4%    (13.5%)    (8.4%)    (9.0%)
Investment Income Ratio............................         --      1.8%      2.6%      4.1%      7.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 4,843   $ 4,417   $ 2,279   $   352   $    --   $    --
Units Outstanding..................................        415       382       210        38        --        --
Variable Accumulation Unit Value...................    $ 11.67   $ 11.58   $ 10.85   $  9.23   $    --   $    --
Total Return.......................................       0.8%      6.7%     17.6%     (7.7%)       --        --
Investment Income Ratio............................         --      2.1%      3.5%     10.3%        --

SERIES V POLICIES (e)
Net Assets.........................................    $   813   $   751   $    70   $     5   $    --   $    --
Units Outstanding..................................         64        60         6         1        --        --
Variable Accumulation Unit Value...................    $ 12.63   $ 12.55   $ 11.81   $ 10.08   $    --   $    --
Total Return.......................................       0.6%      6.3%     17.1%      0.8%        --        --
Investment Income Ratio............................         --      2.7%      4.6%     24.6%        --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 2,031   $ 1,673   $   469   $    --   $    --   $    --
Units Outstanding..................................        176       146        43        --        --        --
Variable Accumulation Unit Value...................    $ 11.56   $ 11.48   $ 10.80   $    --   $    --   $    --
Total Return.......................................       0.7%      6.4%      8.0%        --        --        --
Investment Income Ratio............................         --      2.5%      7.3%        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                      DREYFUS IP                                               FIDELITY(R)
                 TECHNOLOGY GROWTH--                                       VIP CONTRAFUND(R)--
                    INITIAL SHARES                                            INITIAL CLASS
    ----------------------------------------------   ---------------------------------------------------------------
     2005      2004      2003      2002      2001      2005       2004       2003       2002       2001       2000
    ----------------------------------------------------------------------------------------------------------------
    $12,517   $16,780   $17,740   $ 4,790   $3,197   $322,071   $319,270   $291,995   $238,091   $279,422   $319,564
      1,550     1,936     2,027       815      325     14,910     15,206     15,836     16,358     17,160     16,983
    $  8.08   $  8.67   $  8.75   $  5.88   $ 9.84   $  21.60   $  21.00   $  18.44   $  14.56   $  16.28   $  18.82
      (6.8%)    (0.9%)    48.9%    (40.3%)   (1.6%)      2.9%      13.9%      26.7%     (10.6%)    (13.5%)     (7.9%)
         --        --        --        --       --       0.6%       0.3%       0.5%       0.8%       0.8%

    $    88   $   113   $   182   $   156   $   23   $  1,466   $  1,465   $  1,321   $    981   $    883   $    452
          9        11        17        22        2        129        133        136        128        103         46
    $  9.83   $ 10.56   $ 10.67   $  7.18   $12.03   $  11.32   $  11.02   $   9.69   $   7.66   $   8.58   $   9.93
      (6.9%)    (1.1%)    48.6%    (40.3%)   20.3%       2.8%      13.7%      26.5%     (10.7%)    (13.6%)     (0.7%)
         --        --        --        --       --       0.6%       0.3%       0.4%       0.8%       0.6%

    $ 6,556   $ 8,362   $10,676   $ 2,060   $  587   $ 51,826   $ 48,944   $ 41,757   $ 19,347   $  9,054   $  1,410
        802       952     1,201       344       58      4,765      4,625      4,484      2,627      1,097        147
    $  8.18   $  8.79   $  8.89   $  5.98   $10.03   $  10.88   $  10.58   $   9.31   $   7.37   $   8.26   $   9.56
      (6.9%)    (1.1%)    48.6%    (40.4%)    0.3%       2.8%      13.6%      26.4%     (10.8%)    (13.6%)     (4.4%)
         --        --        --        --       --       0.6%       0.3%       0.3%       0.6%       0.3%

    $ 2,034   $ 2,402   $ 2,206   $   367   $   --   $ 15,620   $ 14,290   $ 11,685   $  3,664   $     --   $     --
        207       228       207        51       --      1,221      1,149      1,070        425         --         --
    $  9.82   $ 10.55   $ 10.65   $  7.16   $   --   $  12.79   $  12.43   $  10.93   $   8.63   $     --   $     --
      (6.9%)    (1.0%)    48.8%    (28.4%)      --       2.9%      13.8%      26.6%     (13.7%)        --         --
         --        --        --        --       --       0.6%       0.3%       0.3%         --         --

    $    55   $    29   $    32   $    --   $   --   $    629   $    526   $    398   $     53   $     --   $     --
          4         2         2        --       --         42         36         31          5         --         --
    $ 12.99   $ 13.97   $ 14.17   $    --   $   --   $  15.12   $  14.73   $  12.99   $  10.30   $     --   $     --
      (7.0%)    (1.4%)    41.7%        --       --       2.7%      13.4%      26.1%       3.0%         --         --
         --        --        --        --       --       0.6%       0.3%       0.2%         --         --

    $    --   $    --   $    --   $    --   $   --   $     --   $     --   $     --   $     --   $     --   $     --
         --        --        --        --       --         --         --         --         --         --         --
    $    --   $    --   $    --   $    --   $   --   $     --   $     --   $     --   $     --   $     --   $     --
         --        --        --        --       --         --         --         --         --         --         --
         --        --        --        --       --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                               FIDELITY(R)
                                                                           VIP EQUITY-INCOME--
                                                                              INITIAL CLASS
                                                     ---------------------------------------------------------------
                                                       2005       2004       2003       2002       2001       2000
                                                     ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $177,002   $189,506   $179,594   $144,348   $175,541   $158,987
Units Outstanding..................................    10,218     10,725     11,179     11,548     11,501      9,762
Variable Accumulation Unit Value...................  $  17.32   $  17.67   $  16.07   $  12.50   $  15.26   $  16.29
Total Return.......................................     (2.0%)     10.0%      28.5%     (18.1%)     (6.3%)      6.9%
Investment Income Ratio............................      3.3%       1.5%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $  1,343   $  1,372   $    877   $    626   $    529   $    286
Units Outstanding..................................       119        119         84         77         53         27
Variable Accumulation Unit Value...................  $  11.25   $  11.49   $  10.46   $   8.15   $   9.97   $  10.65
Total Return.......................................     (2.0%)      9.8%      28.3%     (18.2%)     (6.4%)      6.5%
Investment Income Ratio............................      3.3%       1.1%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 37,430   $ 39,178   $ 36,552   $ 20,493   $ 12,157   $    275
Units Outstanding..................................     3,380      3,465      3,548      2,552      1,237         26
Variable Accumulation Unit Value...................  $  11.07   $  11.31   $  10.30   $   8.03   $   9.83   $  10.51
Total Return.......................................     (2.1%)      9.8%      28.3%     (18.3%)     (6.5%)      5.1%
Investment Income Ratio............................      3.3%       1.5%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  9,103   $  9,223   $  8,099   $  2,204   $     --   $     --
Units Outstanding..................................       807        801        773        270         --         --
Variable Accumulation Unit Value...................  $  11.28   $  11.51   $  10.47   $   8.15   $     --   $     --
Total Return.......................................     (2.0%)      9.9%      28.5%     (18.5%)        --         --
Investment Income Ratio............................      3.3%       1.5%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    676   $    651   $    370   $     72   $     --   $     --
Units Outstanding..................................        60         56         35          9         --         --
Variable Accumulation Unit Value...................  $  11.29   $  11.54   $  10.54   $   8.24   $     --   $     --
Total Return.......................................     (2.2%)      9.5%      27.9%     (17.6%)        --         --
Investment Income Ratio............................      3.3%       1.2%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                          JANUS ASPEN SERIES                                JANUS ASPEN SERIES
                              BALANCED--                                    WORLDWIDE GROWTH--
                         INSTITUTIONAL SHARES                              INSTITUTIONAL SHARES
    ---------------------------------------------------------------   ------------------------------
      2005       2004       2003       2002       2001       2000       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $457,799   $501,432   $541,659   $534,854   $607,299   $598,090   $197,594   $231,574   $266,039
      22,168     24,437     28,250     31,372     32,862     30,425     13,501     15,251     18,103
    $  20.65   $  20.52   $  19.17   $  17.05   $  18.48   $  19.66   $  14.64   $  15.18   $  14.70
        0.6%       7.0%      12.5%      (7.7%)     (6.0%)     (3.6%)     (3.6%)      3.3%      22.3%
        2.5%       2.2%       2.2%       2.4%       2.7%                  1.6%       1.0%       1.1%

    $  2,025   $  2,176   $  2,620   $  2,506   $  2,538   $  1,636   $    898   $    985   $  1,136
         190        205        264        283        264        160        144        152        181
    $  10.68   $  10.62   $   9.94   $   8.85   $   9.61   $  10.24   $   6.23   $   6.46   $   6.27
        0.6%       6.9%      12.3%      (7.9%)     (6.2%)      2.4%      (3.7%)      3.2%      22.1%
        2.6%       2.1%       2.2%       2.5%       3.0%                  1.7%       0.9%       1.0%

    $ 67,750   $ 74,259   $ 79,154   $ 54,824   $ 26,039   $  2,842   $ 14,652   $ 16,987   $ 20,011
       6,742      7,429      8,458      6,575      2,875        294      2,565      2,864      3,479
    $  10.05   $  10.00   $   9.36   $   8.34   $   9.06   $   9.65   $   5.71   $   5.93   $   5.75
        0.5%       6.8%      12.2%      (7.9%)     (6.1%)     (3.5%)     (3.7%)      3.1%      22.0%
        2.5%       2.2%       2.4%       3.1%       4.0%                  1.6%       1.0%       1.4%

    $ 20,354   $ 21,177   $ 21,004   $  8,129   $     --   $     --   $  5,538   $  6,016   $  6,275
       1,830      1,916      2,032        884         --         --        585        612        659
    $  11.12   $  11.05   $  10.33   $   9.19   $     --   $     --   $   9.47   $   9.83   $   9.52
        0.6%       7.0%      12.4%      (8.1%)        --         --      (3.6%)      3.3%      22.2%
        2.6%       2.3%       2.6%       5.6%         --                  1.7%       1.0%       1.3%

    $    649   $    647   $    513   $     82   $     --   $     --   $    131   $    135   $     84
          57         57         48          9         --         --         11         11          7
    $  11.47   $  11.42   $  10.72   $   9.57   $     --   $     --   $  12.00   $  12.48   $  12.13
        0.4%       6.5%      12.0%      (4.3%)        --         --      (3.8%)      2.9%      21.8%
        2.6%       2.4%       2.9%       5.1%         --                  1.7%       1.2%       1.2%

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --         --                    --         --         --

           JANUS ASPEN SERIES
           WORLDWIDE GROWTH--
          INSTITUTIONAL SHARES
     ------------------------------
       2002       2001       2000
     ------------------------------
     $250,712   $385,523   $506,390
       20,859     23,563     23,672
     $  12.02   $  16.36   $  21.39
       (26.5%)    (23.5%)    (16.8%)
         0.9%       0.5%
     $  1,024   $  1,111   $  1,165
          199        159        127
     $   5.13   $   7.00   $   9.16
       (26.6%)    (23.6%)     (8.4%)
         0.7%       0.5%
     $ 13,227   $ 11,124   $  2,806
        2,806      1,730        333
     $   4.71   $   6.43   $   8.42
       (26.7%)    (23.6%)    (15.8%)
         1.0%       0.7%
     $  2,078   $     --   $     --
          267         --         --
     $   7.79   $     --   $     --
       (22.1%)        --         --
         2.5%         --
     $     --   $     --   $     --
           --         --         --
     $   9.96   $     --   $     --
        (0.4%)        --         --
           --         --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                MFS(R)
                                                                       INVESTORS TRUST SERIES--
                                                                             INITIAL CLASS
                                                       ---------------------------------------------------------
                                                        2005      2004      2003      2002      2001      2000
                                                       ---------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $22,172   $24,302   $24,572   $22,189   $29,963   $29,503
Units Outstanding..................................      2,398     2,599     2,885     3,138     3,303     2,695
Variable Accumulation Unit Value...................    $  9.25   $  9.35   $  8.52   $  7.07   $  9.07   $ 10.95
Total Return.......................................      (1.1%)     9.8%     20.5%    (22.1%)   (17.2%)    (1.5%)
Investment Income Ratio............................       1.1%      0.6%      0.7%      0.6%      0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $   357   $   368   $   340   $   260   $   231   $   102
Units Outstanding..................................         44        44        45        41        29        11
Variable Accumulation Unit Value...................    $  8.18   $  8.28   $  7.55   $  6.28   $  8.07   $  9.75
Total Return.......................................      (1.2%)     9.6%     20.3%    (22.2%)   (17.2%)    (2.5%)
Investment Income Ratio............................       1.1%      0.6%      0.7%      0.5%      0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 5,575   $ 6,024   $ 5,795   $ 4,309   $ 4,146   $   305
Units Outstanding..................................        693       740       780       698       522        32
Variable Accumulation Unit Value...................    $  8.04   $  8.14   $  7.43   $  6.18   $  7.94   $  9.60
Total Return.......................................      (1.2%)     9.6%     20.2%    (22.2%)   (17.3%)    (4.0%)
Investment Income Ratio............................       1.1%      0.6%      0.6%      0.5%      0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 1,248   $ 1,319   $ 1,236   $   463   $    --   $    --
Units Outstanding..................................        117       123       126        57        --        --
Variable Accumulation Unit Value...................    $ 10.63   $ 10.75   $  9.80   $  8.14   $    --   $    --
Total Return.......................................      (1.1%)     9.8%     20.4%    (18.6%)       --        --
Investment Income Ratio............................       1.1%      0.6%      0.6%        --        --

SERIES V POLICIES (e)
Net Assets.........................................    $    89   $    91   $    74   $    --   $    --   $    --
Units Outstanding..................................          7         7         6        --        --        --
Variable Accumulation Unit Value...................    $ 13.44   $ 13.62   $ 12.46   $    --   $    --   $    --
Total Return.......................................      (1.3%)     9.3%     24.6%        --        --        --
Investment Income Ratio............................       1.1%      0.6%      0.3%        --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................................         --        --        --        --        --        --
Variable Accumulation Unit Value...................    $    --   $    --   $    --   $    --   $    --   $    --
Total Return.......................................         --        --        --        --        --        --
Investment Income Ratio............................         --        --        --        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                             MFS(R)                                                MFS(R)
                            RESEARCH                                              UTILITIES
                      SERIES--INITIAL CLASS                                 SERIES--INITIAL CLASS
    ---------------------------------------------------------   ---------------------------------------------
     2005      2004      2003      2002      2001      2000      2005     2004     2003      2002      2001
    ---------------------------------------------------------------------------------------------------------
    $31,356   $34,542   $33,395   $29,511   $46,896   $50,417   $3,171   $1,792   $   870   $   299   $   135
      3,104     3,422     3,779     4,107     4,857     4,054      255      155        97        45        15
    $ 10.10   $ 10.09   $  8.84   $  7.19   $  9.66   $ 12.44   $12.43   $11.57   $  9.01   $  6.72   $  8.83
       0.1%     14.2%     23.0%    (25.6%)   (22.4%)    (6.2%)    7.5%    28.4%     34.0%    (23.8%)   (11.7%)
       1.0%      1.1%      0.7%      0.3%        --              (7.7%)    1.3%      1.7%      2.4%        --

    $   294   $   298   $   307   $   270   $   376   $   586   $   15   $   23   $    16   $    10   $    --
         41        42        49        53        55        66        1        2         2         1        --
    $  7.15   $  7.15   $  6.27   $  5.10   $  6.87   $  8.86   $14.62   $13.61   $ 10.62   $  7.93   $ 10.43
         --     14.1%     22.8%    (25.7%)   (22.5%)   (11.4%)    7.4%    28.2%     33.8%    (23.9%)     4.3%
       1.0%      1.1%      0.7%      0.3%        --               1.1%     1.3%      2.1%      0.3%        --

    $ 5,965   $ 6,554   $ 6,172   $ 4,401   $ 5,269   $ 1,516   $2,124   $1,955   $ 1,138   $   390   $   258
        873       958     1,029       900       801       179      182      180       134        62        31
    $  6.84   $  6.84   $  6.00   $  4.89   $  6.58   $  8.49   $11.67   $10.87   $  8.49   $  6.35   $  8.35
         --     14.0%     22.7%    (25.7%)   (22.5%)   (15.1%)    7.4%    28.1%     33.7%    (24.0%)   (16.5%)
       0.9%      1.1%      0.6%      0.3%        --               1.3%     1.4%      2.1%      3.0%        --

    $ 1,114   $ 1,125   $ 1,035   $   357   $    --   $    --   $  140   $  132   $   104   $    41   $    --
        101       102       107        45        --        --        7        8         8         4        --
    $ 11.07   $ 11.07   $  9.69   $  7.89   $    --   $    --   $18.81   $17.50   $ 13.64   $ 10.18   $    --
         --     14.2%     22.9%    (21.1%)       --        --     7.5%    28.3%     33.9%      1.8%        --
       1.0%      1.1%      0.6%        --        --               1.3%     1.5%      2.2%        --        --

    $    21   $    27   $     8   $    --   $    --   $    --   $   52   $   44   $    15   $    --   $    --
          2         2         1        --        --        --        3        3         1        --        --
    $ 13.42   $ 13.44   $ 11.82   $  9.65   $    --   $    --   $16.75   $15.62   $ 12.22   $    --   $    --
      (0.1%)    13.7%     22.5%     (3.5%)       --        --     7.2%    27.8%     22.2%        --        --
       0.7%      0.5%      0.2%        --        --               1.3%     1.3%        --        --        --

    $    --   $    --   $    --   $    --   $    --   $    --   $   --   $   --   $    --   $    --   $    --
         --        --        --        --        --        --       --       --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $   --   $   --   $    --   $    --   $    --
         --        --        --        --        --        --       --       --        --        --        --
         --        --        --        --        --                 --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                  NEUBERGER BERMAN
                                                                     AMT MID-CAP
                                                                   GROWTH--CLASS I
                                                    ---------------------------------------------
                                                     2005     2004     2003      2002      2001
                                                    ---------------------------------------------
SERIES I POLICIES (a)
Net Assets......................................... $3,168   $3,795   $ 4,336   $ 1,673   $   464
Units Outstanding..................................    321      390       511       249        48
Variable Accumulation Unit Value................... $ 9.88   $ 9.73   $  8.49   $  6.72   $  9.64
Total Return.......................................   1.5%    14.7%     26.3%    (30.3%)    (3.6%)
Investment Income Ratio............................     --       --        --        --        --

SERIES II POLICIES (b)
Net Assets......................................... $   49   $   59   $    69   $    26   $     1
Units Outstanding..................................      5        6         8         4        --
Variable Accumulation Unit Value................... $10.17   $10.02   $  8.75   $  6.94   $  9.98
Total Return.......................................   1.4%    14.5%     26.1%    (30.4%)    (0.2%)
Investment Income Ratio............................     --       --        --        --        --

SERIES III POLICIES (c)
Net Assets......................................... $3,032   $3,531   $ 3,204   $ 1,192   $   184
Units Outstanding..................................    297      350       364       171        18
Variable Accumulation Unit Value................... $10.22   $10.08   $  8.81   $  6.99   $ 10.05
Total Return.......................................   1.4%    14.5%     26.0%    (30.5%)     0.5%
Investment Income Ratio............................     --       --        --        --        --

SERIES IV POLICIES (d)
Net Assets......................................... $  661   $  672   $   619   $   156   $    --
Units Outstanding..................................     46       48        51        16        --
Variable Accumulation Unit Value................... $14.22   $14.01   $ 12.22   $  9.68   $    --
Total Return.......................................   1.5%    14.6%     26.2%     (3.2%)       --
Investment Income Ratio............................     --       --        --        --        --

SERIES V POLICIES (e)
Net Assets......................................... $  113   $  110   $    82   $    --   $    --
Units Outstanding..................................      8        8         7        --        --
Variable Accumulation Unit Value................... $13.70   $13.53   $ 11.85   $  9.42   $    --
Total Return.......................................   1.3%    14.2%     25.8%     (5.8%)       --
Investment Income Ratio............................     --       --        --        --        --

SERIES VI POLICIES (f)
Net Assets......................................... $   --   $   --   $    --   $    --   $    --
Units Outstanding..................................     --       --        --        --        --
Variable Accumulation Unit Value................... $   --   $   --   $    --   $    --   $    --
Total Return.......................................     --       --        --        --        --
Investment Income Ratio............................     --       --        --        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      Royce       Royce                            T. ROWE PRICE
    Micro-Cap   Small-Cap                              EQUITY
    Portfolio   Portfolio                         INCOME PORTFOLIO
    ---------   ---------   ------------------------------------------------------------
      2005        2005        2005       2004       2003      2002      2001      2000
    ------------------------------------------------------------------------------------
     $  421      $  358     $150,775   $144,311   $117,894   $89,634   $85,476   $42,484
         40          33       10,986     10,397      9,625     9,056     7,398     3,679
     $10.65      $10.79     $  13.72   $  13.88   $  12.25   $  9.90   $ 11.55   $ 11.55
       6.5%        7.9%        (1.1%)     13.3%      23.7%    (14.3%)       --     11.5%
         --          --         1.5%       1.6%       1.7%      1.7%      1.6%

     $   11      $    3     $  1,215   $  1,478   $  1,524   $ 1,044   $   902   $   146
          1          --           93        112        130       110        81        13
     $10.75      $10.22     $  13.08   $  13.24   $  11.70   $  9.47   $ 11.07   $ 11.08
       7.5%        2.2%        (1.2%)     13.2%      23.6%    (14.5%)       --     10.8%
         --          --         1.3%       1.6%       1.7%      1.7%      1.6%

     $  357      $  325     $ 53,716   $ 50,653   $ 41,615   $22,371   $ 9,712   $    98
         34          31        4,198      3,910      3,633     2,412       895         9
     $10.55      $10.47     $  12.80   $  12.95   $  11.45   $  9.27   $ 10.85   $ 10.86
       5.5%        4.7%        (1.2%)     13.1%      23.5%    (14.5%)       --      8.6%
         --          --         1.4%       1.6%       1.8%      1.9%      1.9%

     $  343      $  247     $ 14,051   $ 13,286   $ 11,020   $ 3,453   $    --   $    --
         33          23        1,234      1,154      1,084       420        --        --
     $10.38      $10.61     $  11.38   $  11.51   $  10.17   $  8.22   $    --   $    --
       3.8%        6.1%        (1.1%)     13.3%      23.7%    (17.8%)       --        --
         --          --         1.4%       1.6%       1.9%      3.1%        --

     $    5      $   15     $    667   $    634   $    461   $   117   $    --   $    --
         --           2           58         54         45        14        --        --
     $10.25      $10.14     $  11.53   $  11.68   $  10.36   $  8.41   $    --   $    --
       2.5%        1.4%        (1.3%)     12.8%      23.2%    (15.9%)       --        --
         --          --         1.4%       1.6%       1.9%      2.7%        --

     $   71      $  214     $     --   $     --   $     --   $    --   $    --   $    --
          7          20           --         --         --        --        --        --
     $10.51      $10.54     $     --   $     --   $     --   $    --   $    --   $    --
       5.1%        5.4%           --         --         --        --        --        --
         --          --           --         --         --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                            VAN ECK
                                                                           WORLDWIDE
                                                                          HARD ASSETS
                                                    --------------------------------------------------------
                                                     2005      2004      2003      2002      2001      2000
                                                    --------------------------------------------------------
SERIES I POLICIES (a)
Net Assets......................................... $36,134   $19,773   $10,239   $ 6,351   $ 3,510   $4,929
Units Outstanding..................................   2,010     1,271       805       714       378      469
Variable Accumulation Unit Value................... $ 17.98   $ 15.55   $ 12.72   $  8.89   $  9.28   $10.51
Total Return.......................................   15.6%     22.3%     43.1%     (4.2%)   (11.7%)    9.9%
Investment Income Ratio............................    0.6%      0.3%      0.4%      0.5%      1.4%

SERIES II POLICIES (b)
Net Assets......................................... $   452   $   292   $   190   $    49   $    29   $   25
Units Outstanding..................................      25        19        15         6         3        2
Variable Accumulation Unit Value................... $ 17.80   $ 15.41   $ 12.62   $  8.83   $  9.24   $10.48
Total Return.......................................   15.5%     22.1%     42.8%     (4.3%)   (11.8%)    4.8%
Investment Income Ratio............................    0.7%      0.3%      0.3%      0.3%      3.8%

SERIES III POLICIES (c)
Net Assets......................................... $30,829   $16,224   $ 5,745   $ 2,229   $   238   $   53
Units Outstanding..................................   1,711     1,040       449       249        25        5
Variable Accumulation Unit Value................... $ 18.02   $ 15.61   $ 12.79   $  8.96   $  9.37   $10.63
Total Return.......................................   15.5%     22.0%     42.8%     (4.4%)   (11.9%)    6.3%
Investment Income Ratio............................    0.6%      0.3%      0.4%      0.2%      1.1%

SERIES IV POLICIES (d)
Net Assets......................................... $13,610   $ 7,059   $ 1,461   $   326   $    --   $   --
Units Outstanding..................................     800       480       121        39        --       --
Variable Accumulation Unit Value................... $ 17.01   $ 14.71   $ 12.04   $  8.42   $    --   $   --
Total Return.......................................   15.6%     22.2%     43.0%    (15.8%)       --       --
Investment Income Ratio............................    0.6%      0.2%      0.3%        --        --

SERIES V POLICIES (e)
Net Assets......................................... $   529   $   371   $    63   $    --   $    --   $   --
Units Outstanding..................................      25        20         4        --        --       --
Variable Accumulation Unit Value................... $ 21.40   $ 18.55   $ 15.24   $    --   $    --   $   --
Total Return.......................................   15.3%     21.7%     52.4%        --        --       --
Investment Income Ratio............................    0.6%      0.1%        --        --        --

SERIES VI POLICIES (f)
Net Assets......................................... $ 9,634   $ 4,069   $   348   $    --   $    --   $   --
Units Outstanding..................................     511       249        26        --        --       --
Variable Accumulation Unit Value................... $ 18.86   $ 16.35   $ 13.42   $    --   $    --   $   --
Total Return.......................................   15.4%     21.8%     34.2%        --        --       --
Investment Income Ratio............................    0.5%      0.1%        --        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                         Van Kampen UIF
                        Emerging Markets
                         Equity--Class I
    ---------------------------------------------------------
     2005      2004      2003      2002      2001      2000
    ---------------------------------------------------------
    $42,669   $39,055   $33,055   $22,764   $25,016   $28,721
      3,207     3,076     3,161     3,213     3,172     3,358
    $ 13.30   $ 12.70   $ 10.46   $  7.09   $  7.89   $  8.55
       4.8%     21.4%     47.6%    (10.2%)    (7.7%)   (40.1%)
         --      0.7%        --        --        --

    $   157   $   164   $   697   $   109   $ 5,828   $    38
         16        18        92        21     1,019         6
    $  9.59   $  9.15   $  7.55   $  5.12   $  5.72   $  6.21
       4.7%     21.2%     47.4%    (10.4%)    (7.9%)   (37.9%)
         --      0.6%        --        --        --

    $ 8,837   $ 7,050   $ 5,409   $ 2,432   $   594   $    54
        794       663       617       408        89         7
    $ 11.13   $ 10.63   $  8.77   $  5.96   $  6.64   $  7.22
       4.7%     21.2%     47.3%    (10.3%)    (8.0%)   (27.8%)
         --      0.7%        --        --        --

    $ 2,463   $ 1,965   $ 1,279   $   456   $    --   $    --
        167       139       110        58        --        --
    $ 14.77   $ 14.10   $ 11.62   $  7.88   $    --   $    --
       4.8%     21.3%     47.5%    (21.2%)       --        --
         --      0.7%        --        --        --

    $    88   $    57   $    19   $    --   $    --   $    --
          5         3         1        --        --        --
    $ 18.89   $ 18.07   $ 14.95   $    --   $    --   $    --
       4.6%     20.9%     49.5%        --        --        --
         --      0.7%        --        --        --

    $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --
         --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                               MainStay VP           MainStay VP                 MainStay VP                  MainStay VP
                               Balanced--           Basic Value--                   Bond--               Capital Appreciation--
                              Service Class         Service Class               Service Class                Service Class
                              -------------   -------------------------   --------------------------   --------------------------
                                  2005         2005      2004     2003     2005      2004      2003     2005      2004      2003
                              ---------------------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................    $13,314      $ 3,569   $3,119   $  821   $ 9,711   $ 7,474   $2,929   $ 8,339   $ 7,459   $2,760
Units Outstanding............      1,295          292      251       73       944       737      296       736       653      248
Variable Accumulation Unit
 Value.......................    $ 10.28      $ 12.23   $12.40   $11.32   $ 10.28   $ 10.15   $ 9.91   $ 11.33   $ 11.42   $11.15
Total Return.................       0.7%        (1.4%)    9.6%    13.2%      1.3%      2.4%    (0.9%)    (0.8%)     2.5%    11.5%
Investment Income Ratio......         --           --     1.2%     2.7%        --      4.8%    13.3%        --      0.1%     0.5%

SERIES II POLICIES (b)
Net Assets...................    $   192      $     2   $   --   $   --   $   119   $     5   $   --   $    28   $     6   $   --
Units Outstanding............         19           --       --       --        12         1       --         3         1       --
Variable Accumulation Unit
 Value.......................    $ 10.25      $ 10.01   $10.00   $   --   $ 10.15   $ 10.02   $   --   $ 10.23   $ 10.31   $   --
Total Return.................       0.6%         0.1%       --       --      1.3%      0.2%       --     (0.8%)     3.1%       --
Investment Income Ratio......         --           --       --       --        --     48.1%       --        --      0.8%       --

SERIES III POLICIES (c)
Net Assets...................    $ 4,489      $ 6,774   $6,678   $1,807   $23,680   $19,603   $6,344   $16,813   $16,081   $5,334
Units Outstanding............        437          557      541      160     2,310     1,936      640     1,473     1,396      474
Variable Accumulation Unit
 Value.......................    $ 10.28      $ 12.16   $12.34   $11.29   $ 10.25   $ 10.12   $ 9.91   $ 11.42   $ 11.52   $11.26
Total Return.................       0.6%        (1.5%)    9.3%    12.9%      1.2%      2.2%    (0.9%)    (0.9%)     2.2%    12.6%
Investment Income Ratio......         --           --     1.1%     2.9%        --      4.8%    17.1%        --      0.1%     0.6%

SERIES IV POLICIES (d)
Net Assets...................    $ 2,380      $ 6,739   $5,699   $2,039   $20,810   $16,738   $5,867   $10,722   $10,571   $4,522
Units Outstanding............        231          553      461      181     2,024     1,649      592       947       926      406
Variable Accumulation Unit
 Value.......................    $ 10.28      $ 12.19   $12.37   $11.29   $ 10.28   $ 10.15   $ 9.92   $ 11.32   $ 11.41   $11.14
Total Return.................       0.6%        (1.4%)    9.5%    12.9%      1.3%      2.3%    (0.8%)    (0.8%)     2.4%    11.4%
Investment Income Ratio......         --           --     1.1%     2.8%        --      5.0%    15.6%        --      0.1%     0.5%

SERIES V POLICIES (e)
Net Assets...................    $   272      $   623   $  551   $  133   $ 2,329   $ 1,362   $  407   $   440   $   429   $   86
Units Outstanding............         26           52       45       12       230       136       41        40        38        8
Variable Accumulation Unit
 Value.......................    $ 10.31      $ 12.02   $12.22   $11.21   $ 10.13   $ 10.02   $ 9.83   $ 11.09   $ 11.20   $10.98
Total Return.................       0.4%        (1.6%)    9.1%    12.1%      1.1%      1.9%    (1.7%)    (1.0%)     2.0%     9.8%
Investment Income Ratio......         --           --     1.2%     5.2%        --      5.2%    14.8%        --      0.1%     1.3%

SERIES VI POLICIES (f)
Net Assets...................    $ 2,792      $ 4,246   $3,804   $  907   $11,960   $ 9,200   $3,343   $ 9,684   $ 8,794   $2,186
Units Outstanding............        272          350      309       80     1,171       912      338       861       774      197
Variable Accumulation Unit
 Value.......................    $ 10.28      $ 12.12   $12.32   $11.28   $ 10.21   $ 10.09   $ 9.89   $ 11.25   $ 11.36   $11.12
Total Return.................       0.5%        (1.6%)    9.2%    12.8%      1.2%      2.0%    (1.1%)    (0.9%)     2.1%    11.2%
Investment Income Ratio......         --           --     1.0%     2.8%        --      5.2%    14.5%        --      0.1%     0.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                 MAINSTAY VP                  MAINSTAY VP                 MAINSTAY VP           MAINSTAY VP
                COMMON STOCK--               CONVERTIBLE--            DEVELOPING GROWTH--     FLOATING RATE--
                SERVICE CLASS                SERVICE CLASS               SERVICE CLASS         SERVICE CLASS
          --------------------------   --------------------------   -----------------------   ---------------
           2005      2004      2003     2005      2004      2003     2005     2004    2003         2005
          ---------------------------------------------------------------------------------------------------
          $ 5,888   $ 4,810   $1,842   $11,750   $10,142   $3,817   $2,450   $1,949  $  637       $23,334
              473       387      162     1,033       884      347      205      161      55         2,348
          $ 12.44   $ 12.44   $11.40   $ 11.37   $ 11.48   $10.99   $11.98   $12.11  $11.63       $  9.94
               --      9.1%    14.0%     (0.9%)     4.4%     9.9%    (1.0%)    4.1%   16.3%         (1.0%)
               --      1.6%     3.7%        --      2.4%     8.3%       --       --      --            --

          $     4   $    --   $   --   $    78   $    24   $   --   $   15   $    3  $   --       $   508
               --        --       --         8         2       --        2       --      --            51
          $  9.96   $ 10.00   $   --   $ 10.01   $ 10.11   $   --   $ 9.89   $10.00  $   --       $  9.99
            (0.4%)       --       --     (1.0%)     1.1%       --    (1.1%)      --      --         (1.1%)
               --        --       --        --     58.1%       --       --       --      --            --

          $11,480   $10,274   $3,094   $23,536   $23,424   $7,798   $5,328   $4,769  $1,458       $ 3,943
              931       832      273     2,069     2,039      707      452      400     127           397
          $ 12.33   $ 12.34   $11.34   $ 11.38   $ 11.49   $11.03   $11.78   $11.92  $11.47       $  9.94
            (0.1%)     8.9%    13.4%     (1.0%)     4.2%    10.3%    (1.1%)    3.9%   14.7%         (1.1%)
               --      1.7%     4.1%        --      2.5%     9.0%       --       --      --            --

          $12,303   $10,070   $3,340   $23,003   $20,014   $7,040   $4,775   $4,310  $1,358       $ 1,814
              990       810      293     2,035     1,754      644      399      357     117           183
          $ 12.42   $ 12.43   $11.40   $ 11.30   $ 11.41   $10.94   $11.96   $12.09  $11.62       $  9.94
               --      9.0%    14.0%     (0.9%)     4.3%     9.4%    (1.1%)    4.1%   16.2%         (1.1%)
               --      1.7%     3.4%        --      2.5%     8.5%       --       --      --            --

          $   275   $   213   $   38   $ 1,538   $ 1,466   $  533   $  169   $  170  $   64       $   748
               22        17        3       137       129       49       14       14       6            74
          $ 12.27   $ 12.29   $11.32   $ 11.21   $ 11.34   $10.91   $11.68   $11.83  $11.41       $ 10.12
            (0.2%)     8.6%    13.2%     (1.1%)     3.9%     9.1%    (1.3%)    3.6%   14.1%         (1.3%)
               --      1.6%     2.4%        --      2.4%     9.5%       --       --      --            --

          $ 6,173   $ 5,161   $1,484   $14,496   $12,642   $3,430   $2,699   $2,228  $  721       $ 2,069
              500       417      130     1,299     1,120      316      224      182      61           207
          $ 12.35   $ 12.37   $11.38   $ 11.16   $ 11.28   $10.85   $12.06   $12.21  $11.77       $  9.99
            (0.2%)     8.7%    13.8%     (1.1%)     4.0%     8.5%    (1.2%)    3.7%   17.7%         (1.2%)
               --      1.8%     3.4%        --      2.8%     9.2%       --       --      --            --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                              MAINSTAY VP                  MAINSTAY VP
                                                              GOVERNMENT--                  GROWTH--
                                                             SERVICE CLASS                SERVICE CLASS
                                                       --------------------------   -------------------------
                                                        2005      2004      2003     2005      2004     2003
                                                       ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 7,303   $ 6,080   $2,651   $ 2,323   $2,041   $  820
Units Outstanding..................................        725       614      272       230      191       74
Variable Accumulation Unit Value...................    $ 10.07   $  9.91   $ 9.75   $ 10.09   $10.67   $11.11
Total Return.......................................       1.6%      1.6%    (2.5%)    (5.5%)   (3.9%)   11.1%
Investment Income Ratio............................         --      5.6%    14.3%        --     0.1%     0.4%

SERIES II POLICIES (b)
Net Assets.........................................    $   134   $     5   $   --   $     4   $   --   $   --
Units Outstanding..................................         13        --       --        --       --       --
Variable Accumulation Unit Value...................    $ 10.16   $ 10.01   $   --   $ 10.43   $10.00   $   --
Total Return.......................................       1.5%      0.1%       --      4.3%       --       --
Investment Income Ratio............................         --     86.3%       --        --       --       --

SERIES III POLICIES (c)
Net Assets.........................................    $15,062   $12,875   $4,087   $ 5,960   $6,358   $2,737
Units Outstanding..................................      1,509     1,310      422       594      598      247
Variable Accumulation Unit Value...................    $  9.98   $  9.83   $ 9.69   $ 10.04   $10.63   $11.08
Total Return.......................................       1.5%      1.4%    (3.1%)    (5.6%)   (4.1%)   10.8%
Investment Income Ratio............................         --      5.7%    18.2%        --       --     0.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $13,525   $11,256   $4,147   $ 5,004   $5,116   $2,233
Units Outstanding..................................      1,343     1,136      425       497      480      201
Variable Accumulation Unit Value...................    $ 10.07   $  9.91   $ 9.76   $ 10.07   $10.65   $11.09
Total Return.......................................       1.6%      1.6%    (2.4%)    (5.5%)   (4.0%)   10.9%
Investment Income Ratio............................         --      5.6%    16.5%        --       --     0.3%

SERIES V POLICIES (e)
Net Assets.........................................    $ 1,013   $   706   $  421   $   344   $  272   $   60
Units Outstanding..................................        101        72       43        35       26        6
Variable Accumulation Unit Value...................    $  9.99   $  9.85   $ 9.74   $  9.72   $10.30   $10.77
Total Return.......................................       1.4%      1.2%    (2.6%)    (5.7%)   (4.3%)    7.7%
Investment Income Ratio............................         --      5.1%    14.0%        --     0.1%     0.5%

SERIES VI POLICIES (f)
Net Assets.........................................    $ 6,772   $ 4,800   $1,800   $ 2,595   $2,723   $1,265
Units Outstanding..................................        678       487      185       260      257      114
Variable Accumulation Unit Value...................    $  9.99   $  9.85   $ 9.73   $ 10.00   $10.59   $11.06
Total Return.......................................       1.4%      1.3%    (2.7%)    (5.6%)   (4.2%)   10.6%
Investment Income Ratio............................         --      5.6%    16.2%        --     0.1%     0.3%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

            MainStay VP                   MainStay VP                 MainStay VP
    High Yield Corporate Bond--        Income & Growth--         International Equity--
           Service Class                 Service Class               Service Class
    ----------------------------   -------------------------   --------------------------
      2005      2004      2003      2005     2004      2003     2005      2004      2003
    -------------------------------------------------------------------------------------
    $ 43,133   $33,434   $10,501   $3,225   $ 2,450   $  503   $ 9,156   $ 5,975   $1,340
       3,437     2,643       920      264       200       45       684       441      114
    $  12.55   $ 12.65   $ 11.41   $12.21   $ 12.27   $11.07   $ 13.38   $ 13.55   $11.74
       (0.8%)    10.9%     14.1%    (0.4%)    10.8%    10.7%     (1.2%)    15.4%    17.4%
          --     10.1%     26.0%       --      2.8%     5.6%        --      1.3%     6.9%

    $  1,135   $    64   $    --   $  227   $    13   $   --   $   229   $     8   $   --
         113         6        --       22         1       --        23         1       --
    $  10.09   $ 10.18   $    --   $10.09   $ 10.14   $   --   $ 10.06   $ 10.19   $   --
       (0.9%)     1.8%        --    (0.5%)     1.4%       --     (1.3%)     1.9%       --
          --     87.4%        --       --     63.6%       --        --     10.9%       --

    $105,840   $94,871   $28,302   $7,033   $ 5,324   $1,437   $21,480   $16,793   $2,933
       8,506     7,556     2,495      562       423      126     1,636     1,262      254
    $  12.44   $ 12.56   $ 11.35   $12.52   $ 12.59   $11.38   $ 13.13   $ 13.30   $11.55
       (0.9%)    10.7%     13.5%    (0.5%)    10.6%    13.8%     (1.3%)    15.2%    15.5%
          --     10.2%     30.0%       --      2.6%     6.1%        --      1.4%     8.0%

    $ 94,297   $76,786   $25,512   $6,746   $ 5,136   $1,389   $19,133   $13,748   $2,849
       7,481     6,041     2,224      541       410      123     1,447     1,027      246
    $  12.61   $ 12.71   $ 11.47   $12.47   $ 12.53   $11.32   $ 13.22   $ 13.38   $11.60
       (0.8%)    10.8%     14.7%    (0.5%)    10.8%    13.2%     (1.2%)    15.4%    16.0%
          --     10.0%     26.4%       --      2.5%     5.3%        --      1.3%     6.6%

    $ 10,776   $ 8,737   $ 2,901   $  417   $   292   $   24   $ 1,088   $   684   $   78
         868       697       255       34        24        2        85        53        7
    $  12.42   $ 12.54   $ 11.36   $12.27   $ 12.35   $11.19   $ 12.78   $ 12.96   $11.28
       (1.0%)    10.4%     13.6%    (0.7%)    10.3%    11.9%     (1.4%)    14.9%    12.8%
          --     10.2%     27.0%       --      3.0%     4.4%        --      1.5%    11.7%

    $ 52,914   $39,920   $ 9,211   $5,332   $ 3,499   $  600   $12,037   $ 7,562   $1,381
       4,247     3,173       809      433       282       53       933       578      121
    $  12.46   $ 12.58   $ 11.39   $12.33   $ 12.40   $11.23   $ 12.90   $ 13.08   $11.37
       (1.0%)    10.5%     13.9%    (0.6%)    10.4%    12.3%     (1.4%)    15.0%    13.7%
          --     11.7%     29.6%       --      3.2%     5.3%        --      1.5%     7.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                              MAINSTAY VP                  MAINSTAY VP
                                                             MID CAP CORE--              MID CAP GROWTH--
                                                             SERVICE CLASS                SERVICE CLASS
                                                       --------------------------   --------------------------
                                                        2005      2004      2003     2005      2004      2003
                                                       -------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 8,923   $ 5,876   $1,477   $13,656   $ 9,510   $2,376
Units Outstanding..................................        597       414      125       893       653      197
Variable Accumulation Unit Value...................    $ 14.94   $ 14.19   $11.80   $ 15.29   $ 14.56   $12.07
Total Return.......................................       5.3%     20.2%    18.0%      5.0%     20.6%    20.7%
Investment Income Ratio............................         --      0.5%     1.2%        --        --       --

SERIES II POLICIES (b)
Net Assets.........................................    $    77   $    11   $   --   $   157   $     5   $   --
Units Outstanding..................................          7         1       --        15         1       --
Variable Accumulation Unit Value...................    $ 10.72   $ 10.19   $   --   $ 10.74   $ 10.24   $   --
Total Return.......................................       5.2%      1.9%       --      4.9%      2.4%       --
Investment Income Ratio............................         --      3.1%       --        --        --       --

SERIES III POLICIES (c)
Net Assets.........................................    $16,944   $13,092   $2,774   $26,657   $21,257   $5,125
Units Outstanding..................................      1,145       931      237     1,787     1,494      434
Variable Accumulation Unit Value...................    $ 14.79   $ 14.06   $11.72   $ 14.92   $ 14.23   $11.82
Total Return.......................................       5.2%     20.0%    17.2%      4.9%     20.4%    18.2%
Investment Income Ratio............................         --      0.5%     1.4%        --        --       --

SERIES IV POLICIES (d)
Net Assets.........................................    $13,964   $10,128   $2,677   $23,939   $17,454   $5,111
Units Outstanding..................................        941       719      228     1,599     1,224      432
Variable Accumulation Unit Value...................    $ 14.84   $ 14.09   $11.73   $ 14.97   $ 14.26   $11.83
Total Return.......................................       5.3%     20.1%    17.3%      5.0%     20.5%    18.3%
Investment Income Ratio............................         --      0.5%     1.2%        --        --       --

SERIES V POLICIES (e)
Net Assets.........................................    $ 1,001   $   656   $  183   $ 1,199   $   854   $  186
Units Outstanding..................................         68        47       16        82        61       16
Variable Accumulation Unit Value...................    $ 14.81   $ 14.09   $11.78   $ 14.60   $ 13.94   $11.61
Total Return.......................................       5.1%     19.7%    17.8%      4.8%     20.1%    16.1%
Investment Income Ratio............................         --      0.5%     3.0%        --        --       --

SERIES VI POLICIES (f)
Net Assets.........................................    $11,870   $ 7,802   $1,319   $16,156   $11,705   $2,941
Units Outstanding..................................        810       560      113     1,065       808      244
Variable Accumulation Unit Value...................    $ 14.66   $ 13.94   $11.64   $ 15.18   $ 14.48   $12.05
Total Return.......................................       5.1%     19.8%    16.4%      4.8%     20.2%    20.5%
Investment Income Ratio............................         --      0.6%     1.4%        --        --       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

           MainStay VP                   MainStay VP                  MAINSTAY VP                  MAINSTAY VP
         Mid Cap Value--               S&P 500 Index--             SMALL CAP GROWTH--             TOTAL RETURN--
          Service Class                 Service Class                SERVICE CLASS                SERVICE CLASS
    --------------------------   ---------------------------   --------------------------   --------------------------
     2005      2004      2003     2005      2004      2003      2005      2004      2003     2005      2004      2003
    ------------------------------------------------------------------------------------------------------------------
    $14,534   $ 9,220   $2,399   $26,899   $20,964   $ 6,828   $10,404   $ 7,815   $2,355   $ 6,932   $ 5,622   $1,835
      1,082       688      207     2,238     1,713       606       792       593      192       612       501      171
    $ 13.43   $ 13.41   $11.60   $ 12.02   $ 12.24   $ 11.26   $ 13.14   $ 13.17   $12.24   $ 11.32   $ 11.23   $10.73
       0.2%     15.6%    16.0%     (1.8%)     8.7%     12.6%     (0.2%)     7.6%    22.4%      0.8%      4.6%     7.3%
         --      1.1%     3.4%        --      2.1%      4.6%        --        --       --        --      2.2%     6.8%

    $   248   $    34   $   --   $   226   $    16   $    --   $   101   $     6   $   --   $     7   $     1   $   --
         24         3       --        22         2        --        10         1       --         1        --       --
    $ 10.30   $ 10.29   $   --   $ 10.06   $ 10.25   $    --   $ 10.27   $ 10.30   $   --   $ 10.18   $ 10.11   $   --
       0.1%      2.9%       --     (1.9%)     2.5%        --     (0.3%)     3.0%       --      0.7%      1.1%       --
         --      7.1%       --        --     17.1%        --        --        --       --        --        --       --

    $35,326   $25,830   $6,443   $56,955   $51,775   $13,604   $18,511   $16,734   $4,735   $15,044   $13,524   $4,276
      2,611     1,910      550     4,778     4,261     1,215     1,403     1,265      384     1,336     1,209      399
    $ 13.53   $ 13.52   $11.72   $ 11.92   $ 12.15   $ 11.20   $ 13.19   $ 13.23   $12.32   $ 11.26   $ 11.19   $10.71
       0.1%     15.4%    17.2%     (1.9%)     8.5%     12.0%     (0.3%)     7.4%    23.2%      0.7%      4.4%     7.1%
         --      1.0%     3.8%        --      2.1%      5.6%        --        --       --        --      2.1%     8.3%

    $30,534   $21,168   $5,125   $44,908   $38,290   $11,688   $17,865   $14,487   $4,235   $ 9,452   $ 8,502   $3,248
      2,276     1,580      442     3,741     3,132     1,038     1,387     1,122      353       826       749      299
    $ 13.42   $ 13.40   $11.59   $ 12.00   $ 12.23   $ 11.26   $ 12.88   $ 12.91   $12.01   $ 11.44   $ 11.35   $10.86
       0.1%     15.6%    15.9%     (1.8%)     8.6%     12.6%     (0.2%)     7.6%    20.1%      0.8%      4.6%     8.6%
         --      1.1%     3.5%        --      2.1%      4.6%        --        --       --        --      2.1%     7.6%

    $ 1,439   $   833   $  122   $ 3,460   $ 2,782   $ 1,344   $   872   $   635   $   93   $   586   $   487   $  159
        109        63       11       290       229       120        70        51        8        53        44       15
    $ 13.24   $ 13.25   $11.51   $ 11.92   $ 12.16   $ 11.24   $ 12.49   $ 12.54   $11.71   $ 11.08   $ 11.01   $10.57
      (0.1%)    15.1%    15.1%     (2.0%)     8.2%     12.4%     (0.4%)     7.1%    17.1%      0.6%      4.2%     5.7%
         --      1.2%     4.3%        --      1.8%      5.1%        --        --       --        --      2.2%    10.4%

    $22,887   $14,398   $2,519   $24,619   $18,986   $ 4,649   $11,099   $ 9,643   $2,201   $ 6,983   $ 6,070   $2,168
      1,717     1,080      218     2,064     1,560       414       851       736      180       631       552      205
    $ 13.33   $ 13.33   $11.57   $ 11.93   $ 12.17   $ 11.24   $ 13.05   $ 13.10   $12.21   $ 11.07   $ 11.01   $10.56
         --     15.2%    15.7%     (2.0%)     8.3%     12.4%     (0.4%)     7.2%    22.1%      0.6%      4.3%     5.6%
         --      1.3%     3.8%        --      2.2%      5.0%        --        --       --        --      2.1%     7.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                           MainStay VP            Alger American Small
                                                             Value--                Capitalization--
                                                          Service Class              Class S Shares
                                                    --------------------------   -----------------------
                                                     2005      2004      2003     2005     2004    2003
                                                    ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets......................................... $ 9,849   $ 8,003   $2,572   $4,076   $2,923  $  671
Units Outstanding..................................     774       633      223      285      210      55
Variable Accumulation Unit Value................... $ 12.72   $ 12.64   $11.55   $14.31   $13.95  $12.16
Total Return.......................................    0.7%      9.5%    15.5%     2.6%    14.7%   21.6%
Investment Income Ratio............................      --      1.4%     5.3%       --       --      --

SERIES II POLICIES (b)
Net Assets......................................... $    54   $     6   $   --   $   17   $    7  $   --
Units Outstanding..................................       5         1       --        2        1      --
Variable Accumulation Unit Value................... $ 10.27   $ 10.21   $   --   $10.67   $10.41  $   --
Total Return.......................................    0.6%      2.1%       --     2.5%     4.1%      --
Investment Income Ratio............................      --     15.5%       --       --       --      --

SERIES III POLICIES (c)
Net Assets......................................... $21,300   $19,389   $5,058   $7,312   $6,286  $1,576
Units Outstanding..................................   1,688     1,546      440      513      452     130
Variable Accumulation Unit Value................... $ 12.62   $ 12.54   $11.48   $14.24   $13.90  $12.15
Total Return.......................................    0.6%      9.2%    14.8%     2.5%    14.4%   21.5%
Investment Income Ratio............................      --      1.4%     6.3%       --       --      --

SERIES IV POLICIES (d)
Net Assets......................................... $16,223   $14,111   $4,598   $7,646   $5,993  $1,594
Units Outstanding..................................   1,258     1,101      392      537      432     132
Variable Accumulation Unit Value................... $ 12.90   $ 12.82   $11.72   $14.23   $13.88  $12.11
Total Return.......................................    0.6%      9.4%    17.2%     2.5%    14.6%   21.1%
Investment Income Ratio............................      --      1.4%     5.3%       --       --      --

SERIES V POLICIES (e)
Net Assets......................................... $   614   $   544   $  160   $  364   $  241  $   22
Units Outstanding..................................      49        43       14       26       18       2
Variable Accumulation Unit Value................... $ 12.57   $ 12.51   $11.48   $13.97   $13.65  $11.96
Total Return.......................................    0.4%      9.0%    14.8%     2.3%    14.2%   19.6%
Investment Income Ratio............................      --      1.3%     7.5%       --       --      --

SERIES VI POLICIES (f)
Net Assets......................................... $10,933   $ 8,534   $2,127   $3,595   $2,848  $  495
Units Outstanding..................................     865       679      185      253      205      41
Variable Accumulation Unit Value................... $ 12.63   $ 12.57   $11.52   $14.21   $13.88  $12.15
Total Return.......................................    0.5%      9.1%    15.2%     2.4%    14.3%   21.5%
Investment Income Ratio............................      --      1.5%     5.9%       --       --      --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

     Colonial Small
     CAP VALUE FUND,          DREYFUS IP             FIDELITY(R) VIP            FIDELITY(R) VIP
    VARIABLE SERIES--    TECHNOLOGY GROWTH--         CONTRAFUND(R)--            EQUITY-INCOME--
         CLASS B            SERVICE SHARES           SERVICE CLASS 2            SERVICE CLASS 2
    -----------------  ------------------------  ------------------------  -------------------------
     2005      2004     2005     2004     2003    2005     2004     2003    2005      2004     2003
    ------------------------------------------------------------------------------------------------
    $4,074    $  521   $3,739   $3,225   $1,226  $18,734  $12,675  $3,715  $13,922   $10,243  $2,888
       391        49      345      277      104    1,374      955     318    1,125       810     251
    $10.42    $10.61   $10.83   $11.63   $11.77  $ 13.64  $ 13.27  $11.69  $ 12.38   $ 12.64  $11.53
     (1.7%)     6.1%    (6.9%)   (1.2%)   17.7%     2.7%    13.6%   16.9%    (2.1%)     9.7%   15.3%
        --      5.0%       --       --       --     0.2%     0.1%      --     2.7%      0.8%      --

    $   53    $    7   $    7   $   --   $   --  $   158  $    30  $   --  $   323   $    10  $   --
         5         1        1       --       --       15        3      --       32         1      --
    $10.07    $10.26   $10.04   $10.00   $   --  $ 10.53  $ 10.26  $   --  $  9.94   $ 10.16  $   --
     (1.8%)     2.6%     0.4%       --       --     2.7%     2.6%      --    (2.1%)     1.6%      --
        --      2.4%       --       --       --     0.6%       --      --     0.1%        --      --

    $2,355    $  304   $6,714   $7,184   $2,883  $37,473  $29,756  $7,143  $27,272   $23,055  $5,733
       227        29      627      624      247    2,780    2,266     616    2,239     1,852     504
    $10.37    $10.57   $10.71   $11.52   $11.67  $ 13.48  $ 13.13  $11.59  $ 12.18   $ 12.45  $11.37
     (1.8%)     5.7%    (7.0%)   (1.4%)   16.7%     2.6%    13.3%   15.9%    (2.2%)     9.5%   13.7%
        --      5.7%       --       --       --     0.3%     0.1%      --     2.8%      0.8%      --

    $2,543    $  431   $6,142   $5,905   $2,684  $38,882  $26,881  $5,521  $24,537   $19,399  $4,827
       245        41      572      512      230    2,822    2,004     467    1,992     1,542     421
    $10.36    $10.54   $10.74   $11.54   $11.68  $ 13.78  $ 13.41  $11.82  $ 12.32   $ 12.58  $11.48
     (1.8%)     5.4%    (6.9%)   (1.2%)   16.8%     2.7%    13.5%   18.2%    (2.1%)     9.6%   14.8%
        --      5.6%       --       --       --     0.2%     0.1%      --     2.8%      0.8%      --

    $  115    $   --   $  214   $  208   $  100  $ 2,651  $ 1,800  $  316  $ 2,763   $ 2,305  $  823
        11        --       20       18        9      199      139      28      224       183      71
    $10.32    $10.00   $10.64   $11.45   $11.64  $ 13.30  $ 12.97  $11.48  $ 12.32   $ 12.60  $11.54
      3.2%        --    (7.1%)   (1.6%)   16.4%     2.5%    13.0%   14.8%    (2.3%)     9.2%   15.4%
        --        --       --       --       --     0.2%     0.1%      --     2.8%      0.8%      --

    $1,159    $  286   $2,613   $2,927   $1,302  $22,717  $15,263  $2,520  $18,785   $14,146  $2,977
       112        27      245      255      112    1,703    1,174     219    1,536     1,131     260
    $10.34    $10.54   $10.67   $11.48   $11.65  $ 13.34  $ 13.00  $11.49  $ 12.23   $ 12.51  $11.44
     (1.9%)     5.4%    (7.1%)   (1.5%)   16.5%     2.6%    13.2%   14.9%    (2.2%)     9.3%   14.4%
        --      5.6%       --       --       --     0.2%     0.1%      --     2.7%      0.8%      --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                            FIDELITY(R) VIP            JANUS ASPEN SERIES
                                                               MID CAP--                   BALANCED--
                                                            SERVICE CLASS 2              SERVICE SHARES
                                                       --------------------------  --------------------------
                                                        2005      2004      2003    2005      2004      2003
                                                       ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $45,232   $28,222   $2,237  $12,589   $10,378   $4,308
Units Outstanding..................................      3,195     2,037      199    1,116       924      410
Variable Accumulation Unit Value...................    $ 14.15   $ 13.85   $11.27  $ 11.28   $ 11.23   $10.52
Total Return.......................................       2.2%     22.9%    12.7%     0.5%      6.8%     5.2%
Investment Income Ratio............................         --        --       --     2.6%      2.8%     3.4%

SERIES II POLICIES (b)
Net Assets.........................................    $   217   $    88   $    1  $   310   $     9   $   --
Units Outstanding..................................         17         7       --       30         1       --
Variable Accumulation Unit Value...................    $ 12.74   $ 12.48   $10.17  $ 10.27   $ 10.23   $   --
Total Return.......................................       2.1%     22.7%     1.7%     0.4%      2.3%       --
Investment Income Ratio............................         --        --       --    22.6%     28.9%       --

SERIES III POLICIES (c)
Net Assets.........................................    $28,641   $21,172   $1,207  $23,697   $21,340   $8,228
Units Outstanding..................................      2,037     1,537      107    2,097     1,895      779
Variable Accumulation Unit Value...................    $ 14.06   $ 13.78   $11.23  $ 11.30   $ 11.26   $10.57
Total Return.......................................       2.1%     22.7%    12.3%     0.4%      6.6%     5.7%
Investment Income Ratio............................         --        --       --     2.5%      2.8%     4.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $21,588   $14,301   $1,082  $25,118   $20,968   $7,590
Units Outstanding..................................      1,507     1,020       95    2,229     1,869      722
Variable Accumulation Unit Value...................    $ 14.33   $ 14.02   $11.41  $ 11.27   $ 11.22   $10.51
Total Return.......................................       2.2%     22.9%    14.1%     0.4%      6.7%     5.1%
Investment Income Ratio............................         --        --       --     2.6%      2.8%     3.6%

SERIES V POLICIES (e)
Net Assets.........................................    $ 1,501   $ 1,071   $   39  $ 1,856   $ 1,132   $  441
Units Outstanding..................................        112        81        4      166       101       42
Variable Accumulation Unit Value...................    $ 13.44   $ 13.18   $10.77  $ 11.19   $ 11.16   $10.50
Total Return.......................................       2.0%     22.4%     7.7%     0.2%      6.3%     5.0%
Investment Income Ratio............................         --        --       --     3.1%      2.7%     3.4%

SERIES VI POLICIES (f)
Net Assets.........................................    $14,628   $ 9,297   $  499  $12,775   $11,228   $4,069
Units Outstanding..................................      1,024       664       44    1,140     1,004      387
Variable Accumulation Unit Value...................    $ 14.28   $ 14.00   $11.43  $ 11.21   $ 11.18   $10.51
Total Return.......................................       2.0%     22.5%    14.3%     0.3%      6.4%     5.1%
Investment Income Ratio............................         --        --       --     2.5%      2.8%     3.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

       Janus Aspen Series         MFS(R) INVESTORS                MFS(R)                      MFS(R)
       WORLDWIDE GROWTH--          TRUST SERIES--           RESEARCH SERIES--           UTILITIES SERIES--
         SERVICE SHARES            SERVICE CLASS              SERVICE CLASS               SERVICE CLASS
    ------------------------  ------------------------   ------------------------   --------------------------
     2005     2004     2003    2005     2004     2003     2005     2004     2003     2005      2004      2003
    ----------------------------------------------------------------------------------------------------------
    $4,234   $3,533   $1,398  $  943   $  833   $  135   $1,185   $  930   $  382   $41,159   $15,141   $    3
       370      297      121      80       70       12       94       74       35     2,765     1,092       --
    $11.44   $11.88   $11.53  $11.75   $11.91   $10.86   $12.57   $12.56   $11.02   $ 14.88   $ 13.86   $10.83
     (3.7%)    3.1%    15.3%   (1.3%)    9.6%     8.6%       --    14.0%    10.2%      7.4%     28.0%     8.3%
      1.6%     1.1%     0.9%    0.6%     0.3%       --     0.7%     0.8%       --      1.3%        --       --

    $   26   $   --   $   --  $   --   $   --   $   --   $   29   $   --   $   --   $   702   $   154   $   --
         3       --       --      --       --       --        3       --       --        53        12       --
    $ 9.65   $10.00   $   --  $10.05   $10.00   $   --   $10.16   $10.00   $   --   $ 13.35   $ 12.45   $   --
     (3.5%)      --       --    0.5%       --       --     1.6%       --       --      7.3%     24.5%       --
      2.7%       --       --      --       --       --     0.6%       --       --      4.1%        --       --

    $7,459   $7,463   $2,542  $1,159   $  874   $  314   $1,723   $1,616   $  637   $26,428   $11,129   $   80
       659      634      222      98       73       29      139      130       58     1,690       763        7
    $11.32   $11.78   $11.45  $11.79   $11.96   $10.94   $12.44   $12.45   $10.95   $ 15.64   $ 14.58   $11.41
     (3.8%)    2.9%    14.5%   (1.4%)    9.4%     9.4%    (0.1%)   13.7%     9.5%      7.3%     27.8%    14.1%
      1.5%     1.1%     1.0%    0.7%     0.4%       --     0.7%     0.8%       --      1.2%      0.1%       --

    $6,505   $6,067   $2,226  $1,421   $1,095   $  469   $1,855   $1,604   $  460   $19,477   $ 6,513   $   63
       574      515      195     120       91       43      151      131       43     1,237       444        5
    $11.34   $11.79   $11.44  $11.86   $12.02   $10.97   $12.25   $12.25   $10.75   $ 15.74   $ 14.67   $11.46
     (3.8%)    3.0%    14.4%   (1.3%)    9.5%     9.7%       --    13.9%     7.5%      7.3%     28.0%    14.6%
      1.6%     1.1%     0.9%    0.7%     0.4%       --     0.6%     0.7%       --      1.2%      0.1%       --

    $  341   $  380   $   22  $   89   $   39   $   13   $   40   $   26   $   15   $ 1,237   $   417   $   11
        31       33        2       8        3        1        3        2        1        79        28        1
    $11.15   $11.61   $11.31  $11.73   $11.91   $10.92   $12.51   $12.54   $11.05   $ 15.71   $ 14.66   $11.50
     (4.0%)    2.6%    13.1%   (1.5%)    9.1%     9.2%    (0.2%)   13.4%    10.5%      7.1%     27.5%    15.0%
      1.3%     1.4%     1.2%    0.8%     0.3%       --     0.7%     0.8%       --      1.3%      0.2%       --

    $3,150   $2,880   $  983  $  804   $  783   $  187   $1,309   $  856   $  279   $14,274   $ 6,561   $    1
       284      250       88      69       66       17      104       68       25       916       451       --
    $11.09   $11.54   $11.23  $11.70   $11.88   $10.88   $12.62   $12.64   $11.13   $ 15.58   $ 14.54   $11.39
     (3.9%)    2.7%    12.3%   (1.5%)    9.2%     8.8%    (0.2%)   13.6%    11.3%      7.2%     27.6%    13.9%
      1.6%     1.2%     0.9%    0.7%     0.3%       --     0.7%     0.7%       --      1.2%        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                         NEUBERGER BERMAN AMT           T. ROWE PRICE
                                                           MID-CAP GROWTH--             EQUITY INCOME
                                                               CLASS S                  PORTFOLIO--II
                                                       ------------------------   --------------------------
                                                        2005     2004     2003     2005      2004      2003
                                                       -----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $2,299   $1,365   $    6   $14,327   $ 9,680   $2,506
Units Outstanding..................................       182      109        1     1,146       765      224
Variable Accumulation Unit Value...................    $12.66   $12.48   $10.91   $ 12.50   $ 12.66   $11.20
Total Return.......................................      1.4%    14.4%     9.1%     (1.3%)    13.0%    12.0%
Investment Income Ratio............................        --       --       --      1.3%      1.6%     2.1%

SERIES II POLICIES (b)
Net Assets.........................................    $   11   $    2   $   --   $   370   $    16   $   --
Units Outstanding..................................         1       --       --        36         2       --
Variable Accumulation Unit Value...................    $10.81   $10.67   $   --   $ 10.19   $ 10.33   $   --
Total Return.......................................      1.3%     6.7%       --     (1.3%)     3.3%       --
Investment Income Ratio............................        --       --       --     11.5%      4.8%       --

SERIES III POLICIES (c)
Net Assets.........................................    $2,188   $1,635   $  105   $34,325   $26,791   $5,783
Units Outstanding..................................       172      130       10     2,764     2,128      518
Variable Accumulation Unit Value...................    $12.70   $12.54   $10.98   $ 12.42   $ 12.59   $11.16
Total Return.......................................      1.3%    14.2%     9.8%     (1.4%)    12.8%    11.6%
Investment Income Ratio............................        --       --       --      1.3%      1.6%     2.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $2,108   $1,505   $  269   $34,881   $24,618   $5,370
Units Outstanding..................................       161      116       24     2,786     1,941      478
Variable Accumulation Unit Value...................    $13.12   $12.95   $11.32   $ 12.52   $ 12.68   $11.23
Total Return.......................................      1.4%    14.4%    13.2%     (1.3%)    13.0%    12.3%
Investment Income Ratio............................        --       --       --      1.3%      1.6%     2.3%

SERIES V POLICIES (e)
Net Assets.........................................    $  314   $  307   $   82   $ 3,824   $ 2,966   $  933
Units Outstanding..................................        25       24        7       310       237       84
Variable Accumulation Unit Value...................    $12.82   $12.67   $11.12   $ 12.34   $ 12.53   $11.13
Total Return.......................................      1.2%    13.9%    11.2%     (1.5%)    12.5%    11.3%
Investment Income Ratio............................        --       --       --      1.3%      1.6%     2.5%

SERIES VI POLICIES (f)
Net Assets.........................................    $1,208   $  970   $   56   $22,964   $15,499   $3,257
Units Outstanding..................................        94       76        5     1,853     1,233      292
Variable Accumulation Unit Value...................    $12.84   $12.69   $11.13   $ 12.39   $ 12.57   $11.16
Total Return.......................................      1.2%    14.0%    11.3%     (1.4%)    12.6%    11.6%
Investment Income Ratio............................        --       --       --      1.3%      1.7%     2.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

          Van Kampen UIF             Victory VIF
    Emerging Markets Equity--    Diversified Stock--
             Class II              Class A Shares
    --------------------------   -------------------
     2005     2004      2003       2005       2004
    ------------------------------------------------
    $3,831   $2,225    $  424     $3,971     $2,061
       220      134        31        356        184
    $17.41   $16.63    $13.71     $11.16     $11.19
      4.7%    21.3%     37.1%      (0.3%)     11.9%
        --     0.7%        --       0.1%       1.6%

    $   67   $    1    $   --     $   18     $   --
         6       --        --          2         --
    $11.16   $10.67    $   --     $ 9.93     $10.00
      4.6%     6.7%        --      (0.7%)        --
        --       --        --       0.2%         --

    $6,501   $4,867    $1,422     $2,235     $1,176
       389      305       108        203        106
    $16.71   $15.98    $13.20     $11.03     $11.08
      4.6%    21.0%     32.0%      (0.4%)     10.8%
        --     0.7%        --       0.1%       1.5%

    $6,878   $4,745    $  729     $2,632     $1,599
       397      287        53        242        147
    $17.32   $16.55    $13.65     $10.86     $10.90
      4.7%    21.2%     36.5%      (0.3%)      9.0%
        --     0.7%        --       0.1%       1.8%

    $  170   $   73    $   --     $  118     $   13
        13        6        --         11          1
    $13.33   $12.76    $10.57     $10.79     $10.85
      4.5%    20.7%      5.7%      (0.5%)      8.5%
        --     0.9%        --       0.2%       2.0%

    $4,072   $2,312    $  297     $1,959     $1,007
       243      144        22        178         91
    $16.74   $16.01    $13.25     $11.02     $11.06
      4.5%    20.9%     32.5%      (0.4%)     10.6%
        --     0.9%        --       0.1%       2.2%

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